UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

The schedule of investments as of August 31, 2006 is filed herewith.

ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 54.78%
Advertising - 0.08%

Omnicom Group, Inc.	1,600	$139,872

Aerospace/Defense - 1.30%

General Dynamics Corp.	8,140	549,857
Honeywell International, Inc.	17,580	680,697
Northrop Grumman Corp.	5,380	359,438
Raytheon Co.	7,760	366,350
Rockwell Collins, Inc.	3,290	172,495

		2,128,837

Airlines - 0.11%

Southwest Airlines Co.	10,660	184,631

Apparel & Products - 0.55%

Coach, Inc.+	6,814	205,715
Jones Apparel Group, Inc.	1,710	53,523
Nike, Inc., Class B	4,183	337,819
TJX Cos., Inc.	11,266	301,365

		898,422

Automotive - 0.36%

Advance Auto Parts, Inc.	5,840	175,901
AutoZone, Inc.+	2,460	222,138
General Motors Corp.	4,490	131,018
Goodyear Tire & Rubber Co.+	4,320	58,752

		587,809

Banks - 3.05%

Bank of America Corp.	20,875	1,074,436
Bank of New York Co., Inc.	32,082	1,082,767
M&T Bank Corp.	3,430	420,038
National City Corp.	10,640	367,931
North Fork Bancorp., Inc.	4,670	128,145
Northern Trust Corp.	2,210	123,738
PNC Financial Services Group	920	65,127
SunTrust Banks, Inc.	8,370	639,468
Synovus Financial Corp.	10,810	314,355
Wells Fargo & Co.	22,506	782,084

		4,998,089

Beverages - 1.00%

Anheuser-Busch Cos., Inc.	5,870	289,861
Brown-Forman Corp., Class B	740	56,965
Coca-Cola Co.	1,290	57,805
Constellation Brands, Inc., Class A+	2,150	58,673
Molson Coors Brewing Co.	3,290	231,287
Pepsi Bottling Group, Inc.	7,820	273,778
PepsiCo, Inc.	10,282	671,209

		1,639,578

Broadcasting - 0.27%

Clear Channel Communications, Inc.	11,590	336,574
Comcast Corp., Class A+	3,040	106,400

		442,974

Building Materials - 0.19%

Masco Corp.	10,660	292,191
Sherwin-Williams Co.	460	23,754

		315,945

Chemical - 0.91%

Air Products & Chemicals, Inc.	6,400	424,256
Dow Chemical Co.	2,100	80,073
Hercules, Inc.+	7,560	117,936
Monsanto Co.	7,900	374,776
PPG Industries, Inc.	3,860	244,570
Rohm & Haas Co.	5,590	246,519

		1,488,130

Commercial Services - 0.09%

Moody’s Corp.	2,550	156,009

Conglomerates - 2.95%

General Electric Co.	120,264	4,096,192
ITT Industries, Inc.	3,480	170,346
Loews Corp.	1,130	43,482
Tyco International, Ltd.	20,160	527,184

		4,837,204

Drugs - 2.58%

Abbott Laboratories	386	18,798
Barr Pharmaceuticals, Inc.+	1,420	80,230
Bristol-Myers Squibb Co.	1,220	26,535
Caremark Rx, Inc.	24,380	1,412,577
Eli Lilly & Co.	5,370	300,344
Forest Laboratories, Inc.+	3,480	173,930
King Pharmaceuticals, Inc.+	7,060	114,513
Merck & Co., Inc.	4,370	177,204
Mylan Laboratories, Inc.	9,790	198,933
Pfizer, Inc.	51,840	1,428,710
Schering-Plough Corp.	5,970	125,072
Watson Pharmaceuticals, Inc.+	4,700	120,508
Wyeth	1,100	53,570

		4,230,924

Electronics/Electrical Equipment - 0.87%

Applera Corp. - Applied Biosystems Group	580	17,777
Emerson Electric Co.	9,782	803,591
Fisher Scientific International, Inc.+	1,980	154,895
Harman International Industries, Inc.	1,130	91,666
NVIDIA Corp.+	3,000	87,330
Perkinelmer, Inc.	1,200	22,116
Solectron Corp.+	11,020	34,603
Waters Corp.+	2,410	102,787
Xerox Corp.+	7,140	105,743

		1,420,508

Financial Services - 5.71%

American Express Co.	16,360	859,554
Ameriprise Financial, Inc.	7,792	356,328
Capital One Financial Corp.	11,490	839,919
Citigroup, Inc.	54,499	2,689,526
Goldman Sachs Group, Inc.	340	50,541
JPMorgan Chase & Co.	49,712	2,269,850
Merrill Lynch & Co., Inc.	5,380	395,591
Morgan Stanley	20,440	1,344,748
Principal Financial Group, Inc.	10,570	562,747

		9,368,804

Foods - 0.87%

Campbell Soup Co.	5,620	211,143
General Mills, Inc.	16,850	913,776
McCormick & Co., Inc.	4,640	168,989
Tyson Foods, Inc., Class A	8,830	130,066

		1,423,974

Freight - 0.54%

FedEx Corp.	3,910	395,027
United Parcel Service, Inc.	6,940	486,147

		881,174

Healthcare - 0.16%

Laboratory Corp. of America Holdings+	1,300	88,946
McKesson Corp.	3,370	171,196

		260,142

Hospital Supplies - 1.36%

Cardinal Health, Inc.	2,730	184,057
Johnson & Johnson	31,573	2,041,510

		2,225,567

Household Products - 1.54%

Alberto-Culver Co., Class B	2,800	137,844
Colgate-Palmolive Co.	20,543	1,229,704
Estee Lauder Cos., Inc., Class A	8,010	295,248
Kimberly-Clark Corp.	5,980	379,730
Procter & Gamble Co.	7,772	481,087

		2,523,613

Information Processing - Hardware - 2.51%

Apple Computer, Inc.+	11,070	751,099
Dell, Inc.+	17,820	401,841
EMC Corp.+	6,970	81,201
Hewlett-Packard Co.	32,970	1,205,383
International Business Machines Corp.	13,369	1,082,488
Lexmark International, Inc., Class A+	1,240	69,527
Sandisk Corp.+	8,940	526,745

		4,118,284

Information Processing - Services - 0.98%

Computer Sciences Corp.+	4,630	219,369
eBay, Inc.+	6,550	182,483
Electronic Data Systems Corp.	7,080	168,716
First Data Corp.	5,610	241,062
Google, Inc.+	1,000	378,530
Monster Worldwide, Inc.+	2,890	117,739
NCR Corp.+	1,210	42,096
VeriSign, Inc.+	4,270	86,425
Yahoo!, Inc.+	6,060	174,649

		1,611,069

Information Processing - Software - 2.36%

Automatic Data Processing, Inc.	16,127	761,194
Microsoft Corp.	91,745	2,356,929
Oracle Corp.+	48,050	751,983

		3,870,106

Insurance - 3.08%

ACE, Ltd.	4,100	220,826
Aetna, Inc.	3,230	120,382
AFLAC, Inc.	5,330	240,223
Allstate Corp.	11,356	657,967
Chubb Corp.	8,970	449,935
CIGNA Corp.	1,740	196,742
Cincinnati Financial Corp.	6,780	316,355
Coventry Health Care, Inc.+	4,260	231,062
Genworth Financial, Inc.	3,700	127,391
Hartford Financial Services Group, Inc.	8,828	757,972
Lincoln National Corp.	5,718	347,083
MetLife, Inc.	2,530	139,226
MGIC Investment Corp.	690	39,930
Safeco Corp.	3,790	218,721
St. Paul Travelers Cos., Inc.	6,290	276,131
Torchmark Corp.	3,730	232,043
UnitedHealth Group, Inc.	1,820	94,549
UnumProvident Corp.	5,470	103,656
WellPoint, Inc.+	3,770	291,836

		5,062,030

Leisure & Tourism - 1.39%

Carnival Corp.	12,560	526,264
Darden Restaurants, Inc.	2,780	98,412
Hasbro, Inc.	5,610	113,883
Marriott International, Inc., Class A	8,960	337,434
McDonald’s Corp.	29,936	1,074,702
Starbucks Corp.+	3,540	109,775
Wyndham Worldwide Corp.+	884	25,866

		2,286,336

Machinery - 0.32%

Cooper Industries, Ltd., Class A	1,930	158,028
Cummins, Inc.	740	84,967
Illinois Tool Works, Inc.	2,860	125,554
Ingersoll-Rand Co.	4,250	161,585

		530,134

Medical - Biomedical/Gene - 1.18%

Amgen, Inc.+	16,615	1,128,657
Biogen Idec, Inc.+	2,300	101,522
Genentech, Inc.+	2,960	244,259
Genzyme Corp.+	3,210	212,598
Vertex Pharmaceuticals, Inc.+	7,381	254,276

		1,941,312

Medical Technology - 0.47%

Baxter International, Inc.	8,820	391,431
Quest Diagnostics, Inc.	3,560	228,837
Zimmer Holdings, Inc.+	2,140	145,520

		765,788

Metals - 0.28%

Freeport-McMoRan Copper & Gold, Inc.	1,820	105,942
Nucor Corp.	6,300	307,881
United States Steel Corp.	810	47,118

		460,941

Multimedia - 0.87%

CBS Corp.	7,820	223,261
Gannett Co., Inc.	4,360	247,866
McGraw-Hill Cos., Inc.	5,320	297,441
News Corp., Class A	7,110	135,303
Time Warner, Inc.	12,870	213,900
Viacom, Inc.+	5,840	211,992
Walt Disney Co.	3,556	105,435

		1,435,198

Oil & Gas - 5.26%

Anadarko Petroleum Corp.	5,930	278,176
BJ Services Co.	2,370	81,315
Cameron International Corp.+	7,680	367,949
ChevronTexaco Corp.	27,100	1,745,240
ConocoPhillips	5,130	325,396
Devon Energy Corp.	9,630	601,779
EOG Resources, Inc.	3,190	206,776
Exxon Mobil Corp.	48,971	3,313,868
Grant Prideco, Inc.+	9,580	397,857
Halliburton Co.	3,180	103,732
Nabors Industries, Ltd.+	1,390	45,703
National-Oilwell Varco, Inc.+	4,220	275,566
Occidental Petroleum Corp.	4,470	227,925
Schlumberger, Ltd.	6,740	413,162
Sunoco, Inc.	1,650	118,651
Valero Energy Corp.	1,990	114,226
Weatherford International, Ltd.+	460	19,780

		8,637,101

Paper/Forest Products - 0.73%

Avery Dennison Corp.	1,478	91,548
International Paper Co.	3,700	128,649
Pactiv Corp.+	2,140	57,202
Plum Creek Timber Co., Inc.	14,034	488,804
Weyerhaeuser Co.	6,910	428,420

		1,194,623

Photography - 0.11%

Eastman Kodak Co.	8,880	188,878

Pollution Control - 0.11%

Waste Management, Inc.	5,040	172,771

Railroads & Equipment - 0.19%

Burlington Northern Santa Fe Corp.	1,650	110,467
Norfolk Southern Corp.	2,150	91,870
Union Pacific Corp.	1,290	103,651

		305,988

Real Estate - 0.01%

Realogy Corp.+	1,102	23,583

Retail - 2.60%

Amazon.com, Inc.+	2,130	65,668
Bed Bath & Beyond, Inc.+	1,790	60,377
Best Buy Co., Inc.	3,769	177,143
Costco Wholesale Corp.	1,350	63,166
CVS Corp.	28,700	962,885
Dollar General Corp.	7,450	95,807
Gap, Inc.	26,851	451,365
J.C. Penney Co., Inc.	5,580	351,763
Kohl’s Corp.+	4,250	265,667
Kroger Co.	18,550	441,675
Lowe’s Cos., Inc.	15,840	428,630
Nordstrom, Inc.	1,650	61,628
Office Depot, Inc.+	2,270	83,627
Safeway, Inc.	2,730	84,439
Sears Holdings Corp.+	260	37,469
Target Corp.	1,210	58,552
Wal-Mart Stores, Inc.	11,776	526,623
Walgreen Co.	880	43,525

		4,260,009

Savings & Loan - 0.30%

Washington Mutual, Inc.	11,810	494,721

Schools - 0.09%

Apollo Group, Inc., Class A+	2,850	143,098

Semiconductors - 1.48%

Advanced Micro Devices, Inc.+	2,990	74,720
Altera Corp.+	3,380	68,377
Analog Devices, Inc.	8,190	250,942
Applied Materials, Inc.	16,290	274,975
Freescale Semiconductor, Inc.+	4,910	151,768
Intel Corp.	15,401	300,936
LSI Logic Corp.+	12,130	97,647
Micron Technology, Inc.+	11,890	205,459
National Semiconductor Corp.	7,640	185,576
Novellus Systems, Inc.+	4,280	119,498
Teradyne, Inc.+	1,960	27,518
Texas Instruments, Inc.	17,190	560,222
Xilinx, Inc.	4,790	109,547

		2,427,185

Telecommunications - 3.04%

ADC Telecommunications, Inc.+	2,700	36,855
Avaya, Inc.+	5,698	59,544
BellSouth Corp.	12,420	505,742
Cisco Systems, Inc.+	29,050	638,810
Citizens Communications Co.	14,760	203,540
Corning, Inc.+	9,390	208,834
Lucent Technologies, Inc.+	40,480	94,318
Motorola, Inc.	13,760	321,709
Nokia Oyj ADR	13,080	273,110
QUALCOMM, Inc.	17,617	663,632
Qwest Communications International, Inc.+	13,630	120,080
Sprint Corp.	19,827	335,473
Tellabs, Inc.+	3,820	38,926
Verizon Communications, Inc.	42,520	1,495,854

		4,996,427

Therapeutics - 0.50%

Gilead Sciences, Inc.+	12,990	823,566

Tobacco - 0.48%

Altria Group, Inc.	3,680	307,391
Reynolds American, Inc.	7,040	458,093
UST, Inc.	340	17,972

		783,456

Utilities - Communication - 0.24%

AT&T, Inc.	12,520	389,748

Utilities - Electric - 1.71%

AES Corp.+	5,270	111,935
American Electric Power Co., Inc.	12,440	453,811
CenterPoint Energy, Inc.	7,480	108,086
Constellation Energy Group, Inc.	6,200	372,558
Dominion Resources, Inc.	3,790	302,783
Edison International, Inc.	251	10,954
Exelon Corp.	17,520	1,068,369
PPL Corp.	5,770	201,777
TXU Corp.	2,690	178,105

		2,808,378

Total Common Stock
(Cost $84,300,721)		89,882,936

PREFERRED STOCK - 0.22%
Financial Services - 0.22%

Fannie Mae 7.63% (1)	2,010	107,032
General Electric Capital Corp. 8.00% (2)	11,000	249,920

		356,952

Total Preferred Stock
(Cost $383,805)		356,952

EXCHANGE-TRADED FUNDS - 0.37%
Financial Services - 0.37%

iShares MSCI Japan Index Fund
(Cost $612,390)	44,700	612,837

ASSET-BACKED SECURITIES - 2.56%
Financial Services - 2.56%

Banc of America Commercial Mtg., Inc., Series 2006-4, Class AJ:
5.70% due 07/10/46 (3)(4)	$730,000	737,125
Banc of America Large Loan, Inc., Series 2005-BBA6, Class A2:
5.50% due 01/15/19 *(1)(4)	160,000	160,076
Bear Stearns Commercial Mtg. Securities, Series 2006-PW12, Class F:
5.93% due 09/11/38 *(3)(4)	300,000	298,231
Bear Stearns Commercial Mtg. Securities, Series 2006-PW12, Class G:
5.93% due 09/11/38	51,000	50,260
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	100,000	97,135
Commerical Mtg. Pass Through Certs., Series 2004-LB2A, Class A3:
4.22% due 03/10/39 (4)	1,380,000	1,328,285
Countrywide Certs., Series 2006-S4, Class A3:
5.80% due 07/25/34 (5)	570,000	569,993
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class C:
5.59% due 04/15/21 *(1)(4)	236,000	236,073
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class D:
5.61% due 04/15/21 *(1)(4)	236,000	236,073
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
5.30% due 06/15/36 (3)(4)	80,000	79,662
Morgan Stanley Capital I, Series 2004-IQ8, Class C:
5.30% due 06/15/40 (3)(4)	205,000	200,345
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25, Class G:
5.96% due 05/15/43 *(3)(4)	205,000	206,216

Total Asset-Backed Securities
(Cost $4,181,395)		4,199,474

CORPORATE BONDS - 10.43%
Advertising - 0.03%

Affinity Group, Inc.:
9.00% due 02/15/12	50,000	50,000

Aerospace/Defense - 0.15%

Raytheon Co.:
6.00% due 12/15/10	55,000	56,257
6.75% due 08/15/07	195,000	196,841

		253,098

Airlines - 0.26%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	110,000	108,075
Atlas Air, Inc., Series 1999-A1 Class A Pass Through:
7.20% due 01/02/19	322,804	320,383

		428,458

Automotive - 0.06%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	10,000	7,575
DaimlerChrysler North American Holding Corp.:
7.30% due 01/15/12	55,000	58,514
General Motors Corp.:
8.25% due 07/15/23	35,000	29,050

		95,139

Banks - 0.64%

ABN Amro North American Holding Capital:
6.52% due 11/08/12 *(6)	110,000	113,894
BankBoston Captial Trust IV:
5.87% due 06/08/28 (1)	140,000	135,527
Chemical Bank:
6.13% due 11/01/08	117,000	119,283
First Maryland Capital II:
6.34% due 02/01/27 (1)	124,000	121,214
Glitnir Banki HF:
6.69% due 06/15/16 *(3)	57,000	58,014
Huntington National Bank:
6.60% due 06/15/18	63,000	66,267
Popular North America, Inc.:
5.65% due 04/15/09	83,000	83,147
Sanwa Bank, Ltd.:
7.40% due 06/15/11	55,000	59,239
Southtrust Bank NA:
4.75% due 03/01/13	110,000	105,898
UBS AG:
5.88% due 07/15/16	55,000	56,204
Union Bank of California:
5.95% due 05/11/16	110,000	112,614
U.S. Bank NA:
3.90% due 08/15/08	26,000	25,432

		1,056,733

Beverages - 0.03%

SABMiller PLC:
6.20% due 07/01/11 *	50,000	51,290

Broadcasting - 0.49%

Chancellor Media Corp.:
8.00% due 11/01/08	150,000	156,886
Charter Communications Holdings LLC:
11.13% due 01/15/11	105,000	80,850
Cox Communications, Inc.:
7.13% due 10/01/12	110,000	116,373
Nexstar Finance, Inc.:
7.00% due 01/15/14	40,000	35,800
Paxson Communications Corp.:
11.76% due 01/15/13 *(1)	160,000	161,200
Univision Communications, Inc.:
3.50% due 10/15/07	55,000	53,372
Viacom, Inc.:
6.63% due 05/15/11	110,000	113,760
Young Broadcasting, Inc.:
10.00% due 03/01/11	100,000	92,500

		810,741

Building Materials - 0.03%

American Standard, Inc.:
7.38% due 02/01/08	47,000	47,940

Chemical - 0.30%

BCI US Finance Corp.:
11.01% due 07/15/10 *(1)	150,000	153,000
Cytec Industries, Inc.:
6.00% due 10/01/15	90,000	88,273
E.I. du Pont de Nemours and Co.:
4.88% due 04/30/14	34,000	32,671
Eastman Chemical Co.:
7.63% due 06/15/24	65,000	70,473
ICI Wilmington, Inc.:
7.05% due 09/15/07	146,000	147,979

		492,396

Commercial Services - 0.24%

Aramark Services, Inc.:
7.00% due 05/01/07	134,000	134,516
Monitronics International, Inc.:
11.75% due 09/01/10	70,000	69,300
Pitney Bowes, Inc.:
4.75% due 01/15/16	94,000	89,220
Rent-Way, Inc.:
11.88% due 06/15/10	51,000	56,992
ServiceMaster Co.:
7.88% due 08/15/09	36,000	37,747

		387,775

Drugs - 0.27%

Abbott Laboratories:
5.88% due 05/15/16	120,000	123,243
American Home Products Corp.:
6.70% due 03/15/11	93,000	98,564
Merck & Co., Inc.:
2.50% due 03/30/07	108,000	106,280
Wyeth:
5.50% due 02/01/14	112,000	111,696

		439,783

Electronics/Electrical Equipment - 0.06%

Arrow Electronics, Inc.:
6.88% due 06/01/18	99,000	100,379

Financial Services - 1.78%

BAE Systems Holdings, Inc.:
5.20% due 08/15/15 *	160,000	151,978
Capital One Financial Corp.:
6.15% due 09/01/16	80,000	80,352
CIT Group, Inc.:
5.40% due 03/07/13	100,000	98,831
Citigroup, Inc.:
5.00% due 09/15/14	55,000	53,214
Comerica, Inc.:
4.80% due 05/01/15	55,000	51,013
Consolidated Communications Illinois:
9.75% due 04/01/12	96,000	100,560
Ford Motor Credit Co.:
5.80% due 01/12/09	7,000	6,706
9.96% due 04/15/12 (1)	60,000	63,429
General Electric Capital Corp.:
2.80% due 01/15/07	187,000	185,339
General Motors Acceptance Corp.:
6.75% due 12/01/14	75,000	71,901
6.88% due 09/15/11	275,000	270,842
6.88% due 08/28/12	6,000	5,857
Genworth Global Funding Trusts:
5.75% due 05/15/13	110,000	112,216
Goldman Sachs Group, Inc.:
6.13% due 02/15/33	130,000	127,993
JP Morgan Chase Capital XVIII:
6.95% due 08/17/36	45,000	47,359
Kinder Morgan Finance Co.:
5.70% due 01/05/16	99,000	90,083
Lehman Brothers Holdings, Inc.:
4.50% due 07/26/10	110,000	106,693
5.75% due 05/17/13	110,000	111,217
Merrill Lynch & Co., Inc.:
5.77% due 07/25/11	110,000	111,997
Morgan Stanley:
5.63% due 01/09/12	100,000	100,843
6.25% due 08/09/26	100,000	101,854
Nisource Finance Corp.:
5.40% due 07/15/14	45,000	43,117
Principal Life Global Funding I:
5.25% due 01/15/13 *	177,000	175,036
Residential Capital Corp.:
6.38% due 06/30/10	360,000	363,123
6.50% due 04/17/13	55,000	55,487
Swiss Re Capital I LP:
6.85% due 05/25/16 *(6)	57,000	58,228
Transamerica Finance Corp.:
6.40% due 09/15/08	67,000	68,257
UBS Preferred Funding Trust V:
6.24% due 05/15/16 (6)	110,000	112,252

		2,925,777

Foods - 0.02%

Dole Foods Co., Inc.:
8.88% due 03/15/11	25,000	24,375

Freight - 0.10%

FedEx Corp.:
5.50% due 08/15/09	45,000	45,231
Ryder System, Inc.:
5.00% due 06/15/12	119,000	113,853

		159,084

Funeral Services - 0.04%

Service Corp. International:
6.75% due 04/01/16	60,000	57,000

Hospital Management - 0.06%

HCA, Inc.:
6.95% due 05/01/12	110,000	96,250

Hospital Supplies - 0.03%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	55,000	56,925

Information Processing - Services - 0.03%

Computer Sciences Corp.:
3.50% due 04/15/08	55,000	53,255

Information Processing - Software - 0.03%

Oracle Corp. & Ozark Holding, Inc.:
5.00% due 01/15/11	50,000	49,229

Insurance - 0.70%

Americo Life, Inc.:
7.88% due 05/01/13 *	102,000	101,900
AmerUs Group Co.:
6.58% due 05/16/11	110,000	114,009
Great- West Life & Annuity Insurance Co:
7.15% due 05/16/16 *(7)	187,000	190,529
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	141,000	139,025
Kingsway America, Inc.:
7.50% due 02/01/14	78,000	79,031
Marsh & McLennan Cos., Inc.:
5.38% due 07/15/14	55,000	52,539
MetLife, Inc.:
5.00% due 11/24/13	66,000	63,752
Metropolitan Life Global Funding I:
5.75% due 07/25/11 *	55,000	55,951
MIC Financing Trust I:
8.38% due 02/01/27 *	57,000	57,382
Monumental Global Funding II:
5.65% due 07/14/11 *	54,000	54,691
Nationwide Life Global Funding I:
5.35% due 03/15/11 *	110,000	110,140
Ohio Casualty Corp.:
7.30% due 06/15/14	127,000	134,107

		1,153,056

Leisure & Tourism - 0.28%

Brunswick Corp.:
5.00% due 06/01/11	87,000	83,624
Harrah’s Operating Co., Inc.:
6.50% due 06/01/16	241,000	239,092
MGM Mirage, Inc.:
5.88% due 02/27/14	75,000	68,438
Riviera Holdings Corp.:
11.00% due 06/15/10	70,000	73,675

		464,829

Medical Technology - 0.03%

Baxter International, Inc.:
5.90% due 09/01/16	45,000	45,639

Metals - 0.10%

Barrick Gold Finance Co.:
7.50% due 05/01/07	82,000	83,055
Timken Co.:
5.75% due 02/15/10	88,000	87,359

		170,414

Mining -0.04%

Newmont Mining Corp.:
8.63% due 05/15/11	55,000	61,261

Multimedia - 0.38%

AOL Time Warner, Inc.:
6.75% due 04/15/11	55,000	56,986
Belo Corp:
6.75% due 05/30/13	55,000	56,047
Clear Channel Communications:
4.90% due 05/15/15	117,000	102,502
News America, Inc.:
7.30% due 04/30/28	65,000	68,423
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	157,000	176,649
8.38% due 07/15/33	50,000	57,340
Time Warner, Inc.:
7.25% due 10/15/17	52,000	55,424
Viacom, Inc.:
6.88% due 04/30/36 *	45,000	44,141

		617,512

Oil & Gas - 0.62%

Amerada Hess Corp.:
7.88% due 10/01/29	70,000	81,603
Consumers Energy Co.:
4.25% due 04/15/08	130,000	127,449
Devon Energy Corp.:
7.95% due 04/15/32	84,000	101,744
El Paso Production Holding Co.:
7.75% due 06/01/13	130,000	131,950
Encore Acquisition Co.:
6.00% due 07/15/15	38,000	35,245
6.25% due 04/15/14	22,000	20,680
Hanover Compressor Co.:
9.00% due 06/01/14	30,000	31,800
Hilcorp Energy LP:
10.50% due 09/01/10 *	49,000	53,165
Premcor Refining Group, Inc.:
6.75% due 02/01/11	116,000	121,349
Seitel, Inc.:
11.75% due 07/15/11	75,000	86,625
Valero Energy Corp.:
7.50% due 04/15/32	201,000	232,867

		1,024,477

Paper/Forest Products - 0.20%

MeadWestvaco Corp.:
6.85% due 04/01/12	110,000	114,102
Pliant Corp.:
11.13% due 09/01/09	69,000	66,585
Plum Creek Timberlands LP:
5.88% due 11/15/15	95,000	93,438
Weyerhaeuser Co.:
6.88% due 12/15/33	55,000	53,684

		327,809

Pollution Control - 0.06%

Republic Services, Inc.:
6.09% due 03/15/35	95,000	93,807

Publishing - 0.08%

Knight-Ridder, Inc.:
6.88% due 03/15/29	65,000	61,624
7.15% due 11/01/27	70,000	67,055

		128,679

Railroads & Equipment - 0.10%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	141,000	164,946

Real Estate - 0.15%

AMB Property LP:
5.90% due 08/15/13	36,000	36,304
Duke Realty LP:
5.63% due 08/15/11	90,000	90,128
EOP Operating LP:
7.00% due 07/15/11	110,000	116,040

		242,472

Real Estate Investment Trusts - 0.13%

Equity One, Inc.:
6.25% due 01/15/17	41,000	41,618
Heritage Property Investment Trust:
4.50% due 10/15/09	55,000	53,506
Mack-Cali Realty LP:
5.80% due 01/15/16	55,000	54,721
Reckson Operating Partnership LP:
6.00% due 03/31/16	31,000	30,937
Simon Property Group LP:
5.60% due 09/01/11	40,000	40,102

		220,884

Savings & Loan - 0.50%

Downey Financial Corp.:
6.50% due 07/01/14	130,000	131,146
Golden West Financial Corp.:
4.75% due 10/01/12	118,000	114,043
Independence Community Bank Corp.:
3.50% due 06/20/08	59,000	57,038
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	166,000	161,584
Washington Mutual Bank:
5.95% due 05/20/13	110,000	111,599
Washington Mutual Preferred Funding Cayman:
7.25% due 03/15/11 *	110,000	109,848
Western Financial Bank:
9.63% due 05/15/12	124,000	137,098

		822,356

Telecommunications - 0.55%

American Cellular Corp.:
10.00% due 08/01/11	80,000	83,200
Centennial Communications Corp.:
11.26% due 01/01/13 (1)	75,000	77,437
Corning, Inc.:
7.25% due 08/15/36	99,000	103,091
Embarq Corp.:
7.08% due 06/01/16	70,000	71,424
GTE Northwest, Inc.:
5.55% due 10/15/08	60,000	59,880
GTE Southwest, Inc.:
8.50% due 11/15/31	130,000	153,644
ICO North America, Inc. (convertible):
7.50% due 08/15/09 (5)(8)(12)	20,000	24,600
LCI International, Inc.:
7.25% due 06/15/07	115,000	115,000
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	65,000	69,686
Qwest Corp.:
7.50% due 10/01/14 *	25,000	25,438
Verizon New York, Inc.:
6.88% due 04/01/12	114,000	118,368

		901,768

Utilities - Electric - 1.63%

AES Corp.:
8.88% due 02/15/11	60,000	64,200
American Electric Power Co., Inc.:
4.71% due 08/16/07 (2)	67,000	66,576
Appalachian Power Co.:
5.00% due 06/01/17	66,000	61,314
Calpine Corp.:
8.75% due 07/15/13 *(9)(10)	305,000	301,950
Centerpoint Energy Houston Electric, LLC:
5.60% due 07/01/23	86,000	82,749
Centerpoint Energy, Inc.:
5.88% due 06/01/08	130,000	130,466
Commonwealth Edison Co.:
5.95% due 08/15/16	80,000	80,408
Consolidated Natural Gas Co.:
5.38% due 11/01/06	82,000	81,966
Dominion Resources, Inc.:
5.69% due 05/15/08 (2)	121,000	121,402
Duke Energy Co.:
4.20% due 10/01/08	110,000	107,321
Energy East Corp.:
6.75% due 07/15/36	165,000	170,433
Entergy Louisiana LLC:
5.83% due 11/01/10	165,000	164,005
Florida Power & Light Co.:
5.95% due 10/01/33	68,000	68,933
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	38,000	39,687
Indiantown Cogeneration LP:
9.26% due 12/15/10	55,699	58,584
NRG Energy, Inc.:
7.25% due 02/01/14	25,000	24,687
7.38% due 02/01/16	150,000	147,750
Old Dominion Electric Cooperative:
5.68% due 12/01/28	47,917	47,857
Pepco Holding, Inc.:
5.50% due 08/15/07	111,000	110,946
6.45% due 08/15/12	45,000	46,353
PSEG Power LLC:
7.75% due 04/15/11	55,000	59,501
PSI Energy, Inc.:
7.85% due 10/15/07	180,000	184,572
Public Service Electric & Gas Co.:
5.00% due 08/15/14	60,000	58,047
Puget Sound Energy, Inc.:
5.20% due 10/01/15	183,000	176,155
Reliant Resources, Inc.:
9.50% due 07/15/13	75,000	78,000
Southern Energy, Inc.:
7.90% due 07/15/09 +(5)(8)(12)	125,000	0
Virginia Electric and Power Co.:
4.10% due 12/15/08	144,000	140,022

		2,673,884

Utilities - Gas, Distribution - 0.07%

Sempra Energy:
4.62% due 05/17/07	55,000	54,671
Southern California Gas Co.:
5.75% due 11/15/35	65,000	64,286

		118,957

Utilities - Gas, Pipeline - 0.16%

Duke Energy Field Services LLC:
6.88% due 02/01/11	55,000	57,627
NGC Corp. Capital Trust I:
8.32% due 06/01/27	90,000	78,525
Reliant Energy Resources Corp.:
7.75% due 02/15/11	110,000	118,765

		254,917

Total Corporate Bonds
(Cost $17,049,772)		17,123,294

FOREIGN BONDS & NOTES - 2.16%
Banks - 0.25%

Caisse Nationale des Caisses d’Epargne:
5.55% due 12/30/09 (6)	102,000	81,600
Landsbanki Islands HF:
6.10% due 08/25/11 *	45,000	45,088
Mizuho Finance Group, Ltd.:
8.38% due 04/27/09	120,000	127,008
National Westminster Bank PLC:
7.75% due 10/16/07 (6)	46,000	47,029
NIB Capital Bank NV:
5.82% due 12/11/13 *(6)	55,000	53,221
Santander Issuances SA Unipersonal:
5.81% due 06/20/11 *	55,000	56,613

		410,559

Broadcasting - 0.14%

British Telecommunications PLC:
8.63% due 12/15/30	65,000	83,897
Telenet Group Holding NV:
11.50% due 06/15/14 *(2)	164,000	141,040

		224,937

Conglomerates - 0.07%

Tyco International Group SA:
6.00% due 11/15/13	110,000	113,470

Financial Services - 0.52%

Aiful Corp.:
4.45% due 02/16/10 *	55,000	52,228
Canadian Oil Sands, Ltd.:
5.80% due 08/15/13 *	113,000	113,308
EnCana Holdings Finance Corp.:
5.80% due 05/01/14	55,000	55,397
HBOS Capital Funding LP:
6.85% due 03/23/09 (6)	163,000	163,408
Hybrid Capital Funding I LP:
8.00% due 06/30/11 (6)	208,000	214,217
Kaupthing Bank:
7.13% due 05/19/16 *	9,000	9,236
Nell AF SARL:
8.38% due 08/15/15 *	125,000	125,156
SovRisc BV:
4.63% due 10/31/08 *	113,000	111,884

		844,834

Foreign Government Agencies - 0.06%

Government of United Kingdom:
2.25% due 07/08/08 *	110,000	105,052

Insurance - 0.22%

Aegon NV:
5.80% due 07/15/14 (6)	145,000	120,712
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	55,000	45,856
ING Groep NV:
5.78% due 12/08/15 (6)	100,000	99,315
Montpelier Re Holdings, Ltd.:
6.13% due 08/15/13	93,000	88,419

		354,302

Leisure & Tourism - 0.12%

Royal Caribbean Cruises, Ltd.:
7.00% due 06/15/13	65,000	65,265
7.25% due 06/15/16	130,000	130,150

		195,415

Machinery - 0.03%

Atlas Copco AB:
6.50% due 04/01/08 *	56,000	56,858

Manufacturing - 0.03%

Siemens Financieringmaatschappij NV:
5.75% due 10/17/16 *	45,000	45,544

Metals - 0.12%

Inco, Ltd.:
7.20% due 09/15/32	50,000	52,931
Noranda, Inc.:
6.00% due 10/15/15	143,000	142,880

		195,811

Oil & Gas - 0.16%

ChevronTexaco Capital Co.:
3.50% due 09/17/07	75,000	73,626
EnCana Corp.:
6.50% due 08/15/34	25,000	25,928
Nexen, Inc.:
5.88% due 03/10/35	60,000	56,132
Shell International Finance BV:
5.63% due 06/27/11	110,000	112,177

		267,863

Paper/Forest Products - 0.06%

Stora Enso Oyj:
7.25% due 04/15/36 *	100,000	102,739

Railroads & Equipment - 0.07%

Canadian National Railway Co.:
6.38% due 10/15/11	110,000	115,009

Real Estate - 0.09%

Brascan Corp.:
8.13% due 12/15/08	141,000	148,530

Telecommunications - 0.22%

Intelsat Bermuda, Ltd.:
9.25% due 06/15/16 *	75,000	78,000
Telecom Italia Capital SA:
6.38% due 11/15/33	50,000	47,211
7.20% due 07/18/36	60,000	62,664
Telus Corp.:
7.50% due 06/01/07	123,000	124,710
8.00% due 06/01/11	50,000	54,984

		367,569

Total Foreign Bonds
(Cost $3,553,872)		3,548,492

UNITED STATES GOVERNMENT BONDS - 10.94%
Government Agencies - 10.61%

Federal Home Loan Mtg. Corp.:
4.50% due 11/01/18	318,072	306,097
4.50% due 07/01/19	306,396	294,452
5.00% due 03/01/19	289,492	283,750
5.00% due 07/01/19	583,879	572,298
5.00% due 10/01/33	30,611	29,466
5.00% due 03/01/34	657,489	632,080
5.00% due 11/01/35	1,260,488	1,209,173
5.50% due 10/01/33	16,533	16,290
5.50% due 01/01/35	659,634	648,124
5.74% due 08/01/36 (1)	1,250,000	1,251,276
6.50% due 12/01/28	273,035	279,348
6.50% due 11/01/33	91,014	92,657
6.50% due 04/01/34	402,019	408,758
6.50% due 03/01/36	340,821	346,238
6.50% due September TBA	900,000	914,063
7.00% due 06/01/32	113,037	116,346
7.50% due 04/01/31	184,503	191,086
8.00% due 04/01/30	21,714	22,865
8.00% due 07/01/30	243	256
8.00% due 12/01/30	61,810	65,088
Federal Home Loan Mtg. Corp. Reference REMIC, Series R004, Class AL:
5.13% due 12/15/13	232,174	229,560
Federal Home Loan Mtg. Corp. Reference REMIC, Series R005, Class AB:
5.50% due 12/15/18	424,214	422,759
Federal National Mtg. Assoc.:
4.50% due 02/01/18	307,520	296,234
4.50% due 06/01/18	129,043	124,317
5.00% due 10/01/18	286,415	281,255
5.00% due 11/01/33	29,816	28,675
5.00% due 03/01/34	2,507,091	2,407,882
5.50% due 03/01/18	260,894	260,570
5.50% due 12/01/33	1,189,671	1,171,280
5.50% due 05/01/34	850,779	837,627
5.50% due 12/01/35	731,114	717,851
5.50% due 02/01/36 (1)	359,073	358,008
6.00% due 12/01/16	189,198	191,496
6.00% due 05/01/17	135,627	137,230
6.00% due 12/01/33	511,738	513,568
6.00% due 08/01/34	809,125	812,349
6.50% due 02/01/17	122,030	124,220
6.50% due 08/01/31	134,393	136,953
6.50% due 07/01/32	192,399	195,928
7.00% due 09/01/31	100,768	103,681
7.50% due 06/01/15	35,606	36,887
Government National Mtg. Assoc.:
6.00% due 02/15/29	10,130	10,245
6.00% due 04/15/29	24,967	25,248
6.00% due 06/15/29	46,855	47,412
6.50% due 02/15/29	137,794	141,216
6.50% due 04/15/31	111,269	113,895

		17,406,057

Government Obligations - 0.33%

United States Treasury Bonds:
4.50% due 02/15/36	574,000	540,233

Total United States Government Bonds
(Cost $18,206,559)		17,946,290

Total Long-Term Investment Securities
(Cost $128,288,514)		133,670,275

SHORT-TERM INVESTMENT SECURITIES - 12.58%
Commercial Paper - 11.58%

Dover Corp.:
5.27% due 09/01/06	3,000,000	3,000,000
Dresdner U S Finance:
5.27% due 09/01/06	8,000,000	8,000,000
Rabobank USA Financial Corp.:
5.27% due 09/01/06	8,000,000	8,000,000

		19,000,000

Time Deposit - 0.30%

Euro Time Deposit with State Street Bank & Trust Co.:
1.80% due 09/01/06	492,000	492,000

Government Obligations - 0.70%

United States Treasury Bills:
4.83% due 09/14/06 @	10,000	9,983
4.87% due 09/21/06 @	320,000	319,134
4.88% due 09/21/06 @	265,000	264,281
4.91% due 09/21/06 @	10,000	9,973
4.91% due 10/12/06 @	20,000	19,888
4.95% due 09/21/06 @	490,000	488,652
4.96% due 09/21/06 @	35,000	34,904

		1,146,815

Total Short-Term Investment Securities
(Cost $20,638,815)		20,638,815

REPURCHASE AGREEMENTS - 6.67%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $2,076,279 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.75%, due 07/27/20 and having an approximate value of $2,140,244	2,076,000	2,076,000

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $8,863,189 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 3.63%, due 01/15/08 and having an approximate value of $9,047,334	8,862,000	8,862,000

Total Repurchase Agreements
(Cost $10,938,000)		10,938,000

TOTAL INVESTMENTS
(Cost $159,865,329) (11)	100.71%	165,247,090
Liabilities in excess of other assets	(0.71)%	(1,163,835)

NET ASSETS	100.00%	164,083,255

BONDS & NOTES SOLD SHORT - (0.54%)
Government Agencies - (0.54%)

Federal Home Loan Mtg. Corp.:
5.50% due September TBA
(Proceeds $(877,184))	$(900,000)	$(883,688)

ADR -	American Depository Receipt
REMIC -	Real Estate Mortgage Investment Conduit
TIPS -	Treasury Inflation Protected Security
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $4,600,707 representing 2.80% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	The security was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(2)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate.
Rate shown reflects the increased rate.
(3)	Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects stated maturity date.
(4)	Commercial Mortgage-Backed Security
(5)	Fair valued security (see Note 1)
(6)	Perpetual Maturity. The maturity date shown represents the next call date.
(7)	Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(8)	Illiquid security
(9)	Bond in default
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	To the extent permitted by Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand the registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As of August 31, 2006, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$20,000	$20,000	$24,600	$123	0.01%
Southern Energy, Inc.
7.90% due 07/15/09	01/10/06	125,000	0	0	0	0.00

				$24,600		0.01%

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
9 Long	S & P 500 Index	September 2006	$2,857,725	$2,937,600	$79,875
28 Long	S & P 500 Index	September 2006	8,942,250	9,139,200	196,950
88 Short	U.S. Treasury 10 YR Note	September 2006	9,239,125	9,453,125	(214,000)
3 Long	MSCI Singapore Index	September 2006	110,835	113,239	2,404
2 Long	Hang Seng Index	September 2006	218,433	223,461	5,028
5 Long	OMXS 30 Index	September 2006	67,602	68,608	1,006
20 Long	Tokyo Price Index	September 2006	2,720,253	2,787,228	66,975
3 Long	Nikkei 225 Index	September 2006	232,875	241,275	8,400
8 Long	SPI 200 Index	September 2006	726,941	779,534	52,593
275 Long	MSCI Pan Euro Index	September 2006	7,161,737	7,913,274	751,537
1 Long	FTSE 100 Index	September 2006	110,220	112,293	2,073
1 Long	CAC 40 10 Euro Index	September 2006	65,705	66,140	435

					$953,276

See Notes to Schedule of Investments

BLUE CHIP GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.29%
Aerospace/Defense - 2.01%

General Dynamics Corp.	9,200	$621,460
Honeywell International, Inc.	10,000	387,200
Rockwell Collins, Inc.	4,200	220,206
United Technologies Corp.	3,700	232,027

		1,460,893

Automotive - 2.46%

Danaher Corp.	27,040	1,792,482

Banks - 4.03%

Mellon Financial Corp.	7,000	260,610
Northern Trust Corp.	10,500	587,895
State Street Bank & Trust Co.	23,000	1,421,400
Wells Fargo & Co.	19,200	667,200

		2,937,105

Beverages - 1.22%

PepsiCo, Inc.	13,640	890,419

Broadcasting - 0.71%

Grupo Televisa SA ADR	9,900	188,496
Rogers Communications, Inc., Class B	6,300	324,828

		513,324

Chemical - 0.92%

Monsanto Co.	14,100	668,904

Coal - 0.31%

CONSOL Energy, Inc.#	6,100	222,467

Commercial Services - 0.14%

Paychex, Inc.	2,900	104,139

Conglomerates - 3.87%

General Electric Co.	82,650	2,815,059

Drugs - 5.68%

Allergan, Inc.#	2,800	320,768
Caremark Rx, Inc.	20,100	1,164,594
GlaxoSmithKline, PLC ADR	1,700	96,526
Novartis AG	9,173	523,544
Pfizer, Inc.	19,820	546,239
Roche Holding AG	2,697	497,176
Sepracor, Inc.+#	9,700	455,997
Wyeth	10,820	526,934

		4,131,778

Electronics/Electrical Equipment - 1.36%

Garmin, Ltd.	10,000	467,600
Harman International Industries, Inc.	6,400	519,168

		986,768

Financial Services - 14.31%

American Express Co.	20,400	1,071,816
Ameriprise Financial, Inc.	1,940	88,716
Charles Schwab Corp.	38,700	631,197
Chicago Merchantile Exchange Holdings, Inc.	400	176,000
Citigroup, Inc.	28,186	1,390,979
Countrywide Financial Corp.	5,900	199,420
E*TRADE Group, Inc.+	26,000	613,340
Franklin Resources, Inc.	10,100	993,941
Goldman Sachs Group, Inc.	5,700	847,305
Legg Mason, Inc.	8,100	739,206
Merrill Lynch & Co., Inc.	10,900	801,477
Morgan Stanley	8,000	526,320
SLM Corp.	17,600	854,128
TD Ameritrade Holding Corp.	28,800	504,576
UBS AG	17,246	975,898

		10,414,319

Foods - 0.37%

Sysco Corp.	8,650	271,524

Healthcare - 0.64%

DaVita, Inc.+	1,300	75,868
Medco Health Solutions, Inc.+	6,100	386,557

		462,425

Hospital Supplies - 3.65%

Cardinal Health, Inc.	4,700	316,874
Johnson & Johnson	8,070	521,806
Medtronic, Inc.	17,200	806,680
St. Jude Medical, Inc.+	12,820	466,776
Stryker Corp.	11,400	547,542

		2,659,678

Household Products - 1.80%

Fortune Brands, Inc.	2,500	181,500
Procter & Gamble Co.	18,276	1,131,284

		1,312,784

Information Processing - Hardware - 2.26%

Apple Computer, Inc.+	9,800	664,930
Dell, Inc.+	10,090	227,529
EMC Corp.+	31,500	366,975
Juniper Networks, Inc.+	26,470	388,315

		1,647,749

Information Processing - Services - 4.52%

eBay, Inc.+	10,140	282,500
First Data Corp.	12,200	524,234
Google, Inc.+	3,500	1,324,855
Monster Worldwide, Inc.+	5,400	219,996
Yahoo!, Inc.+	32,540	937,803

		3,289,388

Information Processing - Software - 5.72%

Adobe Systems, Inc.+	13,520	438,589
Automatic Data Processing, Inc.	18,900	892,080
Intuit, Inc.+	9,600	290,112
Microsoft Corp.	71,530	1,837,606
Oracle Corp.+	45,050	705,032

		4,163,419

Insurance - 6.50%

Aetna, Inc.	9,800	365,246
AFLAC, Inc.	1,100	49,577
Hartford Financial Services Group, Inc.	6,600	566,676
Humana, Inc.+	9,100	554,463
Prudential Financial, Inc.	5,900	433,119
UnitedHealth Group, Inc.	36,180	1,879,551
WellPoint, Inc.+	11,360	879,378

		4,728,010

Leisure & Tourism - 2.83%

Harrah’s Entertainment, Inc.	4,000	249,440
International Game Technology	17,500	676,900
Marriott International, Inc., Class A	11,400	429,324
Wynn Resorts, Ltd.+#	9,100	704,431

		2,060,095

Machinery - 0.85%

Deere & Co.	1,400	109,340
Illinois Tool Works, Inc.	11,600	509,240

		618,580

Medical - Biomedical/Gene - 3.28%

Amgen, Inc.+	16,520	1,122,203
Celgene Corp.+	6,200	252,278
Genentech, Inc.+	10,790	890,391
Genzyme Corp.+	1,900	125,837

		2,390,709

Medical Technology - 0.62%

Quest Diagnostics, Inc.	7,000	449,960

Mining - 0.39%

BHP Billiton, Ltd.	13,600	287,626

Multimedia - 1.20%

E.W. Scripps Co., Class A	1,500	68,205
McGraw-Hill Cos., Inc.	1,400	78,274
Time Warner, Inc.	19,700	327,414
Viacom, Inc.+	10,914	396,178

		870,071

Oil & Gas - 7.02%

Baker Hughes, Inc.	11,300	804,334
EOG Resources, Inc.	1,000	64,820
Exxon Mobil Corp.	14,000	947,380
Murphy Oil Corp.	7,000	342,370
Schlumberger, Ltd.	24,300	1,489,590
Smith International, Inc.	25,300	1,061,841
Total SA ADR	5,900	397,837

		5,108,172

Optical Instruments & Lenses - 0.19%

Alcon, Inc.	1,200	141,348

Railroads & Equipment - 0.33%

Union Pacific Corp.	3,000	241,050

Retail - 6.53%

Amazon.com, Inc.+#	14,100	434,703
Best Buy Co., Inc.	4,210	197,870
CVS Corp.	13,600	456,280
Home Depot, Inc.	18,750	642,938
Kohl’s Corp.+	19,800	1,237,698
Target Corp.	15,025	727,060
Wal-Mart Stores, Inc.	23,660	1,058,075

		4,754,624

Semiconductors - 5.82%

Analog Devices, Inc.	14,820	454,085
Applied Materials, Inc.	20,900	352,792
Intel Corp.	13,770	269,066
Linear Technology Corp.	15,100	513,551
Marvell Technology Group, Ltd.+	34,200	598,842
Maxim Integrated Products, Inc.	28,550	830,805
Texas Instruments, Inc.	18,310	596,723
Xilinx, Inc.	27,130	620,463

		4,236,327

Telecommunications - 6.53%

America Movil SA de CV ADR	15,500	578,305
American Tower Corp., Class A+#	25,100	900,086
Cisco Systems, Inc.+	56,440	1,241,116
Corning, Inc.+	18,400	409,216
Nokia Oyj ADR	36,100	753,768
QUALCOMM, Inc.	3,420	128,831
Telefonaktiebolaget LM Ericsson ADR, Class B	8,900	297,260
TELUS Corp.	9,400	446,876
		4,755,458

Therapeutics - 1.22%

Gilead Sciences, Inc.+	14,020	888,868

Total Long-Term Investment Securities
(Cost $63,587,731)		72,275,522

SHORT-TERM INVESTMENT SECURITIES - 4.76%
Collective Investment Pool - 3.33%

Securities Lending Quality Trust(1)
	2,424,975	$2,424,975

Registered Investment Companies - 1.43%

T. Rowe Price Reserve Investment Fund	1,036,053	1,036,053

Total Short-Term Investment Securities
(Cost $3,461,028)		3,461,028

TOTAL INVESTMENTS
(Cost $67,048,759)(2)	104.05%	75,736,550
Liabilities in excess of other assets	(4.05)%	(2,945,747)

NET ASSETS	100.00%	$72,790,803

ADR -	American Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-Income producing security
(1)	The security is purchased with cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

BROAD CAP VALUE INCOME FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.63%
Aerospace/Defense - 1.73%

Goodrich Corp.	7,500	$292,125
Honeywell International, Inc.	4,400	170,368

		462,493

Appliances/Furnishings - 1.24%

Whirlpool Corp.	4,100	331,731

Automotive - 1.70%

Advance Auto Parts, Inc.	9,700	292,164
Genuine Parts Co.	3,900	161,187

		453,351

Banks - 5.34%

Bank of America Corp.	11,451	589,383
South Financial Group, Inc.	11,800	318,954
TCF Financial Corp.	6,300	164,241
Wells Fargo & Co.	10,200	354,450

		1,427,028

Building Materials - 1.22%

Sherwin-Williams Co.	6,300	325,332

Chemical - 0.75%

E.I. du Pont de Nemours and Co.	5,000	199,850

Conglomerates - 1.55%

3M Co.	2,900	207,930
ITT Industries, Inc.	4,200	205,590

		413,520

Drugs - 5.82%

Bristol-Myers Squibb Co.	14,200	308,850
Pfizer, Inc.	20,300	559,468
Schering-Plough Corp.	11,800	247,210
Valeant Pharmaceuticals International	10,700	210,362
Wyeth	4,700	228,890

		1,554,780

Electronics/Electrical Equipment - 2.75%

American Power Conversion Corp.	25,000	439,250
Emerson Electric Co.	3,600	295,740

		734,990

Financial Services - 6.76%

Capital One Financial Corp.	4,400	321,640
Citigroup, Inc.	10,200	503,370
First Marblehead Corp.	5,200	273,000
H & R Block, Inc.	9,500	199,785
JPMorgan Chase & Co.	3,800	173,508
SLM Corp.	6,900	334,857

		1,806,160

Foods - 0.76%

ConAgra Foods, Inc.	8,500	202,300

Freight - 0.87%

Ryder System, Inc.	4,700	232,274

Hardware & Tools - 2.24%

Stanley Works	12,700	599,821

Healthcare - 1.64%

HEALTHSOUTH Corp.+	41,500	201,690
Universal Health Services, Inc., Class B	4,200	237,804

		439,494

Hospital Management - 1.06%

Triad Hospitals, Inc.+	6,400	281,984

Hospital Supplies - 1.39%

Hillenbrand Industries, Inc.	6,500	370,955

Information Processing - Hardware - 1.12%

Tech Data Corp.+	8,600	300,054

Information Processing - Software - 0.75%

Mastercard, Inc.+	3,600	201,240

Insurance - 12.78%

Allstate Corp.	7,600	440,344
Axis Capital Holdings, Ltd.	8,800	285,384
Coventry Health Care, Inc.+	4,900	265,776
Hartford Financial Services Group, Inc.	3,200	274,752
MGIC Investment Corp.	4,100	237,267
Radian Group, Inc.	5,400	323,352
UnitedHealth Group, Inc.	3,400	176,630
WellPoint, Inc.+	7,700	596,057
Willis Group Holdings, Ltd.	9,700	351,334
XL Capital, Ltd., Class A	7,100	466,044

		3,416,940

Leisure & Tourism - 3.42%

Carnival Corp.	7,100	297,490
Mattel, Inc.	20,000	376,800
Royal Caribbean Cruises, Ltd.	6,600	240,768

		915,058

Machinery - 1.40%

Illinois Tool Works, Inc.	8,500	373,150

Medical Technology - 1.49%

Baxter International, Inc.	9,000	399,420

Mobile Homes - 0.32%

Winnebago Industries, Inc.	2,900	84,680

Multimedia - 0.79%

Gannett Co., Inc.	3,700	210,345

Oil & Gas - 7.68%

Anadarko Petroleum Corp.	1,400	65,674
BP PLC ADR	4,200	285,810
ChevronTexaco Corp.	2,200	141,680
ConocoPhillips	8,100	513,783
El Paso Corp.	8,600	124,872
Marathon Oil Corp.	2,200	183,700
Murphy Oil Corp.	3,200	156,512
Occidental Petroleum Corp.	11,400	581,286

		2,053,317

Railroads & Equipment - 1.20%

Burlington Northern Santa Fe Corp.	4,800	321,360

Real Estate Investment Trusts - 1.47%

American Financial Reality Trust	19,500	223,665
First Industrial Realty Trust, Inc.	3,900	168,948

		392,613

Retail - 1.27%

Dollar General Corp.	9,000	115,740
Family Dollar Stores, Inc.	8,800	225,016

		340,756

Savings & Loan - 3.84%

New York Community Bancorp, Inc.	18,000	295,380
Peoples Bank of Bridgeport Connecticut	9,100	328,965
Washington Mutual, Inc.	9,600	402,144

		1,026,489

Telecommunications - 4.96%

BellSouth Corp.	5,500	223,960
Nokia Oyj ADR	26,300	549,144
Verizon Communications, Inc.	15,700	552,326

		1,325,430

Tobacco - 9.57%

Altria Group, Inc.	7,500	626,475
Imperial Tobacco Group PLC ADR	8,200	566,866
Loews Corp. - Carolina Group	6,300	360,738
Reynolds American, Inc.	6,000	390,420
UST, Inc.	11,600	613,176

		2,557,675

Utilities - Electric - 7.75%

CenterPoint Energy, Inc.	8,600	124,270
Dominion Resources, Inc.	3,200	255,648
Duke Energy Corp.	14,000	420,000
Entergy Corp.	6,000	465,900
MDU Resources Group, Inc.	9,750	238,875
Pinnacle West Capital Corp.	7,500	344,550
Xcel Energy, Inc.	10,700	222,560

		2,071,803

Total Long-Term Investment Securities
(Cost $24,975,873)		25,826,393

SHORT-TERM INVESTMENT SECURITIES - 3.16%
Time Deposit - 3.16%

Euro Time Deposit with State Street Bank & Trust Co.:
1.80% due 09/01/06
(Cost $844,000)	$844,000	844,000

TOTAL INVESTMENTS
(Cost $25,819,873)(1)	99.79%	26,670,393
Other assets less liabilities	0.21%	57,401

NET ASSETS	100.00%	$26,727,794

ADR	American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED SECURITIES - 3.95%
Financial Services - 3.95%

Banc of America Commercial Mtg., Inc., Series 2006-4, Class AJ:
5.70% due 7/10/46 (1)(10)	$1,400,000	$1,413,664
Banc of America Large Loan, Inc., Series 2005-BBA6, Class A2:
5.50% due 01/15/19 *(1)(2)	300,000	300,142
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12, Class F:
5.93% due 09/11/38 *(1)(10)	565,000	561,669
Bear Stearns Commercial Mtg. Securities Trust, Series 2006-PW12, Class G:
5.93% due 09/11/38	96,000	94,606
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	270,000	262,263
Commerical Mtg. Pass Through Certs., Series 2004-LB2A, Class A3:
4.22% due 03/10/39 (1)	2,585,000	2,488,128
Countrywide Certs., Series 2006-S4, Class A3:
5.80% due 07/25/34	1,195,000	1,194,986
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class C:
5.59% due 04/15/21 *(1)(2)	443,000	443,137
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class D:
5.61% due 04/15/21 *(1)(2)	443,000	443,136
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
5.30% due 06/15/36 (1)(10)	160,000	159,324
Morgan Stanley Capital I, Series 2004-IQ8, Class C:
5.30% due 06/15/40 (1)(10)	400,000	390,918
Wachovia Bank Commercial Mtg. Trust, Series 2005-WL5A, Class A2
5.53% due 01/15/18 *(1)(2)	96,524	96,530
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25, Class G:
5.96% due 05/15/43 *(1)(10)	380,000	382,255

Total Asset-Backed Securities
(Cost $8,101,129)		8,230,758

CORPORATE BONDS - 23.30%
Advertising - 0.03%

Affinity Group, Inc.:
9.00% due 02/15/12	70,000	70,000

Aerospace/Defense - 0.22%

Raytheon Co.
6.00% due 12/15/10	200,000	204,571
6.75% due 08/15/07	247,000	249,332

		453,903

Airlines - 0.57%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	438,000	430,335
Atlas Air, Inc., Series 1999-1B, Class B Pass Through:
7.63% due 01/02/15	110,515	113,831
Atlas Air, Inc., Series 1999-A1, Class A Pass Through:
7.20% due 01/02/19	507,356	503,550
Atlas Air, Inc., Series 2000-1A, Class A Pass Through:
8.71% due 01/02/19	139,593	144,479

		1,192,195

Automotive - 0.12%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14 #	20,000	15,150
DaimlerChrysler NA Holding Corp.:
7.30% due 01/15/12	105,000	111,708
General Motors Corp.:
8.25% due 07/15/23 #	148,000	122,840

		249,698

Banks - 1.32%

ABN Amro North American Holding Capital:
6.52% due 11/08/12 *	355,000	367,567
BankBoston Captial Trust IV:
5.87% due 06/08/28 (2)	201,000	194,578
Chemical Bank:
6.13% due 11/01/08 #	151,000	153,947
First Maryland Capital II:
6.34% due 02/01/27 (2)	177,000	173,023
Glitnir Banki HF:
6.69% due 06/15/11 *	191,000	194,399
Huntington National Bank:
6.60% due 06/15/18	137,000	144,103
Popular North America, Inc.:
5.65% due 04/15/09	266,000	266,472
Sanwa Bank Ltd.:
7.40% due 06/15/11	202,000	217,569
Southtrust Bank NA:
4.75% due 03/01/13	404,000	388,933
UBS AG/Stamford Branch:
5.88% due 07/15/16	205,000	209,489
Union Bank of California:
5.95% due 05/11/16	404,000	413,602
US Bank NA:
3.90% due 08/15/08	34,000	33,257

		2,756,939

Beverages - 0.10%

SABMiller PLC:
6.20% due 07/01/11 *	195,000	200,031

Broadcasting - 1.20%

Chancellor Media Corp.:
8.00% due 11/01/08	334,000	349,332
Charter Communications Holdings LLC:
11.13% due 01/15/11 #	185,000	142,450
Cox Communications, Inc.:
7.13% due 10/01/12	339,000	358,641
Nexstar Finance, Inc.:
7.00% due 01/15/14 #	97,000	86,815
Paxson Communications Corp.:
11.76% due 01/15/13 *(2)	735,000	740,512
Univision Communications, Inc.:
3.50% due 10/15/07	105,000	101,892
Viacom, Inc.:
6.63% due 05/15/11	404,000	417,810
Young Broadcasting, Inc.:
10.00% due 03/01/11 #	323,000	298,775

		2,496,227

Building Materials - 0.05%

American Standard, Inc.:
7.38% due 02/01/08	102,000	104,041

Chemical - 0.54%

BCI US Finance Corp.:
11.01% due 07/15/10 *(2)	325,000	331,500
Cytec Industries, Inc.:
6.00% due 10/01/15	390,000	382,514
E.I. du Pont de Nemours and Co.:
4.88% due 04/30/14 #	66,000	63,421
Eastman Chemical Co.:
7.63% due 06/15/24	140,000	151,789
ICI Wilmington, Inc.:
7.05% due 09/15/07	194,000	196,629

		1,125,853

Commercial Services - 0.53%

Aramark Services, Inc.:
7.00% due 05/01/07	413,000	414,589
Monitronics International, Inc.:
11.75% due 09/01/10	135,000	133,650
Pitney Bowes, Inc.:
4.75% due 01/15/16	302,000	286,643
Rent-Way, Inc.:
11.88% due 06/15/10	100,000	111,750
ServiceMaster Co.:
7.88% due 08/15/09	156,000	163,572

		1,110,204

Drugs - 0.54%

Abbott Laboratories:
5.88% due 05/15/16	426,000	437,514
American Home Products Corp.:
6.95% due 03/15/11	179,000	189,710
Merck & Co., Inc.:
2.50% due 03/30/07	137,000	134,818
Wyeth:
5.50% due 02/01/14	358,000	357,028

		1,119,070

Electronics/Electrical Equipment - 0.09%

Arrow Electronics, Inc.:
6.88% due 06/01/18	189,000	191,632

Financial Services - 4.79%

BAE Systems Holdings, Inc.:
5.20% due 08/15/15 *	546,000	518,624
Capital One Financial Corp.:
6.15% due 09/01/16	380,000	381,670
CIT Group, Inc.:
5.40% due 03/07/13	161,000	159,117
Citigroup, Inc.:
5.00% due 09/15/14	205,000	198,344
Comerica, Inc.:
4.80% due 05/01/15	202,000	187,356
Consolidated Communications Illinois:
9.75% due 04/01/12	622,000	651,545
Ford Motor Credit Co.:
5.80% due 01/12/09	1,000	958
9.96% due 04/15/12 (2)	260,000	274,862
General Electric Capital Corp.:
2.80% due 01/15/07	460,000	455,914
General Motors Acceptance Corp.:
6.75% due 12/01/14 #	307,000	294,317
6.88% due 09/15/11	776,000	764,266
6.88% due 08/28/12	16,000	15,619
7.75% due 01/19/10 #	233,000	236,834
Genworth Global Funding Trusts:
5.75% due 05/15/13	250,000	255,037
Goldman Sachs Group, Inc.:
6.13% due 02/15/33	480,000	472,591
ING USA Global Funding Trust:
4.50% due 10/01/10	160,000	155,075
JP Morgan Chase Capital XVIII:
6.95% due 08/17/36	205,000	215,747
JP Morgan Chase Commercial Mtg. Securities Corp.:
5.86% due 10/12/35	345,000	352,711
Kinder Morgan Finance Co.:
5.70% due 01/05/16	278,000	252,961
Lehman Brothers Holdings, Inc.:
4.50% due 07/26/10	258,000	250,244
5.75% due 05/17/13	404,000	408,471
Merrill Lynch & Co., Inc.:
5.77% due 07/25/11 #	410,000	417,441
Morgan Stanley:
5.63% due 01/09/12	200,000	201,685
6.25% due 08/09/26	250,000	254,635
Nisource Finance Corp.:
5.40% due 07/15/14	195,000	186,842
Principal Life Global Funding I:
5.25% due 01/15/13 *	610,000	603,231
Residential Capital Corp.:
6.38% due 06/30/10	931,000	939,076
6.50% due 04/17/13	177,000	178,566
Swiss Re Capital I LP:
6.85% due 05/25/16 *#(11)	182,000	185,920
Transamerica Finance Corp.:
6.40% due 09/15/08	86,000	87,614
UBS Preferred Funding Trust V:
6.24% due 05/15/16 (11)#	404,000	412,272

		9,969,545

Foods - 0.04%

Dole Foods Co., Inc.:
8.88% due 03/15/11 #	80,000	78,000

Freight - 0.19%

FedEx Corp.:
5.50% due 08/15/09	195,000	196,001
Ryder System, Inc.:
5.00% due 06/15/12	211,000	201,874

		397,875

Funeral Services - 0.03%

Service Corp. International:
6.75% due 04/01/16	75,000	71,250

Hospital Management - 0.22%

HCA, Inc.:
6.95% due 05/01/12	517,000	452,375

Hospital Supplies - 0.05%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	100,000	103,500

Information Processing - Services - 0.05%

Computer Sciences Corp.:
3.50% due 04/15/08 #	105,000	101,668

Information Processing - Software - 0.11%

Cisco Systems, Inc.:
5.50% due 02/22/16	110,000	109,516
Oracle Corp. & Ozark Holding, Inc.:
5.00% due 01/15/11	130,000	127,996

		237,512

Insurance - 1.07%

Americo Life, Inc.:
7.88% due 05/01/13 *	121,000	120,882
AmerUs Group Co.:
6.58% due 05/16/11	240,000	248,746
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	357,000	352,000
Kingsway America, Inc.:
7.50% due 02/01/14	122,000	123,612
Marsh & McLennan Cos., Inc.:
5.38% due 07/15/14 #	200,000	191,053
MetLife, Inc.:
5.00% due 11/24/13	242,000	233,758
Metropolitan Life Global Funding I:
5.75% due 07/25/11 *	205,000	208,543
MIC Financing Trust I:
8.38% due 02/01/27 *	74,000	74,496
Monumental Global Funding II:
5.65% due 07/14/11 *	240,000	243,070
Nationwide Life Global Funding I:
5.35% due 03/15/11 *	250,000	250,318
Ohio Casualty Corp.:
7.30% due 06/15/14	181,000	191,129

		2,237,607

Leisure & Tourism - 0.55%

Brunswick Corp.:
5.00% due 06/01/11	166,000	159,558
Harrah’s Operating Co., Inc.:
6.50% due 06/01/16	557,000	552,591
MGM Mirage, Inc.:
5.88% due 02/27/14	420,000	383,250
Riviera Holdings Corp.:
11.00% due 06/15/10	50,000	52,625

		1,148,024

Medical Technology - 0.10%

Baxter International, Inc.:
5.90% due 09/01/16	195,000	197,768

Metals - 0.17%

Barrick Gold Finance Co.:
7.50% due 05/01/07	164,000	166,110
Timken Co.:
5.75% due 02/15/10	199,000	197,550

		363,660

Mining - 0.04%

Newmont Mining Corp.:
8.63% due 05/15/11	80,000	89,107

Multimedia - 0.87%

AOL Time Warner, Inc.:
6.75% due 04/15/11	185,000	191,679
Belo Corp:
6.75% due 05/30/13	125,000	127,380
Clear Channel Communications:
4.90% due 05/15/15 #	410,000	359,195
Gannett Co., Inc.:
5.75% due 06/01/11	77,000	77,371
News America, Inc.:
7.30% due 04/30/28	145,000	152,636
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	220,000	252,297
8.38% due 07/15/33	291,000	327,420
Time Warner, Inc.:
7.25% due 10/15/17	161,000	171,601
Viacom, Inc.:
6.88% due 04/30/36 *	153,000	150,080

		1,809,659

Oil & Gas - 1.61%

Amerada Hess Corp.:
7.88% due 10/01/29	218,000	254,137
Consumers Energy Co.:
4.25% due 04/15/08 #	404,000	396,071
Devon Energy Corp.:
7.95% due 04/15/32	322,000	390,018
El Paso Production Holding Co.:
7.75% due 06/01/13	533,000	540,995
Encore Acquisition Co.:
6.00% due 07/15/15	75,000	69,562
6.25% due 04/15/14	28,000	26,320
Hanover Compressor Co.:
9.00% due 06/01/14	404,000	428,240
Hilcorp Energy LP:
7.75% due 11/01/15 *	80,000	78,600
10.50% due 09/01/10 *	114,000	123,690
Premcor Refining Group, Inc.:
6.75% due 02/01/11	373,000	390,200
Seitel, Inc.:
11.75% due 07/15/11	100,000	115,500
Valero Energy Corp.:
7.50% due 04/15/32	468,000	542,198

		3,355,531

Paper/Forest Products - 0.53%

MeadWestvaco Corp.:
6.85% due 04/01/12 #	388,000	402,469
Pliant Corp.:
11.13% due 09/01/09 #	286,000	275,990
Plum Creek Timberlands LP:
5.88% due 11/15/15	206,000	202,612
Weyerhaeuser Co.:
6.88% due 12/15/33	225,000	219,617

		1,100,688

Publishing - 0.13%

Knight-Ridder, Inc.:
6.88% due 03/15/29	125,000	118,507
7.15% due 11/01/27	155,000	148,479

		266,986

Railroads & Equipment - 0.25%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	357,000	417,628
Norfolk Southern Corp.:
5.59% due 05/17/25	108,000	104,347

		521,975

Real Estate - 0.44%

AMB Property LP:
5.90% due 08/15/13	156,000	157,316
Duke Realty LP:
5.63% due 08/15/11	390,000	390,554
EOP Operating LP:
7.00% due 07/15/11	339,000	357,617

		905,487

Real Estate Investment Trusts - 0.31%

Equity One, Inc.:
6.25% due 01/15/17	176,000	178,650
Heritage Property Investment Trust:
4.50% due 10/15/09	105,000	102,148
Mack-Cali Realty LP:
5.80% due 01/15/16	110,000	109,442
Reckson Operating Partnership LP:
6.00% due 03/31/16	60,000	59,878
Simon Property Group LP:
5.60% due 09/01/11	190,000	190,486

		640,604

Retail - 0.00%

Jean Coutu Group, Inc.:
7.63% due 08/01/12	2,000	2,100

Savings & Loan - 1.11%

Downey Financial Corp.:
6.50% due 07/01/14	250,000	252,204
Golden West Financial Corp.:
4.75% due 10/01/12	433,000	418,481
Independence Community Bank Corp.:
3.50% due 06/20/08	113,000	109,243
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	430,000	418,559
Washington Mutual Bank:
5.95% due 05/20/13	404,000	409,872
Washington Mutual Preferred Funding Cayman:
7.25% due 03/15/11 *	450,000	449,379
Western Financial Bank:
9.63% due 05/15/12	228,000	252,083

		2,309,821

Telecommunications - 1.46%

American Cellular Corp.:
10.00% due 08/01/11	614,000	638,560
Corning, Inc.:
7.25% due 08/15/36	405,000	421,735
Embarq Corp.:
7.08% due 06/01/16	225,000	229,576
GTE Northwest, Inc.:
5.55% due 10/15/08 #	80,000	79,839
GTE Southwest, Inc.:
8.50% due 11/15/31 #	452,000	534,210
ICO North America, Inc. (convertible):
7.50% due 08/15/09 (5)(6)(13)	30,000	36,900
LCI International, Inc.:
7.25% due 06/15/07	494,000	494,000
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	90,000	96,489
Qwest Corp.:
7.50% due 10/01/14 *	75,000	76,313
Telefonica Emisiones SAU:
6.42% due 06/20/16	92,000	94,067
Verizon New York, Inc.:
6.88% due 04/01/12 #	320,000	332,261

		3,033,950

Utilities - Electric - 3.42%

AES Corp.:
8.88% due 02/15/11	282,000	301,740
American Electric Power Co., Inc.:
4.71% due 08/16/07 (3)	205,000	203,703
Appalachian Power Co.:
5.00% due 06/01/17	232,000	215,528
Calpine Corp.:
8.75% due 07/15/13 *#(7)(9)	665,000	658,350
Centerpoint Energy Houston Electric, LLC:
5.60% due 07/01/23	166,000	159,726
Centerpoint Energy, Inc.:
5.88% due 06/01/08	230,000	230,825
Commonwealth Edison Co.:
5.95% due 08/15/16	390,000	391,987
Consolidated Natural Gas Co.:
5.38% due 11/01/06	127,000	126,947
Dominion Resources, Inc.:
5.69% due 05/15/08 (3)	373,000	374,239
Duke Energy Co.:
4.20% due 10/01/08	339,000	330,743
Energy East Corp.:
6.75% due 07/15/36	675,000	697,224
Entergy Louisiana LLC:
5.83% due 11/01/10	485,000	482,074
Florida Power & Light Co.:
5.95% due 10/01/33	221,000	224,033
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	60,000	62,663
Indiantown Cogeneration, LP:
9.26% due 12/15/10	66,514	69,960
Mission Energy Holding Co.:
13.50% due 07/15/08	100,000	111,875
NRG Energy, Inc.:
7.25% due 02/01/14	105,000	103,688
7.38% due 02/01/16	428,000	421,580
Old Dominion Electric Cooperative:
5.68% due 12/01/28	72,833	72,742
Pepco Holding, Inc.:
5.50% due 08/15/07	261,000	260,874
6.45% due 08/15/12	195,000	200,861
PSEG Power LLC:
7.75% due 04/15/11	55,000	59,502
PSI Energy, Inc.:
7.85% due 10/15/07	249,000	255,324
Public Service Electric & Gas Co.:
5.00% due 08/15/14 #	194,000	187,686
Puget Sound Energy, Inc.:
5.20% due 10/01/15	514,000	494,773
Reliant Resources, Inc.:
9.50% due 07/15/13	202,000	210,080
Southern Energy, Inc.:
7.90% due 07/15/09 +(5)(6)(13)	175,000	0
Virginia Electric and Power Co.:
4.10% due 12/15/08	227,000	220,730

		7,129,457

Utilities - Gas, Distribution - 0.14%

Sempra Energy:
4.62% due 05/17/07	177,000	175,942
Southern California Gas Co.:
5.75% due 11/15/35	110,000	108,792

		284,734

Utilities - Gas, Pipeline - 0.27%

Duke Energy Field Services LLC:
6.88% due 02/01/11	194,000	203,266
NGC Corp. Capital Trust I:
8.32% due 06/01/27	175,000	152,688
Reliant Energy Resources Corp.:
7.75% due 02/15/11	200,000	215,936

		571,890

Total Corporate Bonds
(Cost $48,181,982)		$48,547,096

FOREIGN BONDS - 4.31%
Banks - 0.50%

Caisse Nationale des Caisses d’Epargne:
5.55% due 12/30/09 (11)	196,000	156,800
Landsbanki Islands HF:
6.10% due 08/25/11 *	200,000	200,393
Mizuho Finance Group Cayman, Ltd.:
8.38% due 12/29/49	245,000	259,308
National Westminster Bank PLC:
7.75% due 10/16/07 (11)	92,000	94,057
NIB Capital Bank NV:
5.82% due 12/11/13 *(11)	120,000	116,119
Santander Issuances SA Unipersonal:
5.81% due 06/20/11 *#	205,000	211,013

		1,037,690

Broadcasting - 0.26%

British Telecommunications PLC:
8.63% due 12/15/30	202,000	260,725
Telenet Group Holding NV:
11.50% due 06/15/14 *#(3)	329,000	282,940

		543,665

Conglomerates - 0.19%

Tyco International Group SA:
6.00% due 11/15/13	388,000	400,239

Financial Services - 0.94%

Aiful Corp.:
4.45% due 02/16/10 *	205,000	194,669
Canadian Oil Sands, Ltd.:
5.80% due 08/15/13 *	225,000	225,614
EnCana Holdings Finance Corp.:
5.80% due 05/01/14	200,000	201,443
HBOS Capital Funding LP:
6.85% due 03/23/09 (11)	225,000	225,562
Kaupthing Bank:
7.13% due 05/19/16 *	87,000	89,277
Nationwide Building Society:
2.63% due 01/30/07 *	357,000	353,028
Nell AF SARL:
8.38% due 08/15/15 *#	460,000	460,575
SovRisc BV:
4.63% due 10/31/08 *	215,000	212,876

		1,963,044

Foreign Government Agencies - 0.09%

Government of United Kingdom:
2.25% due 07/08/08 *	197,000	188,138

Insurance - 0.35%

Aegon NV:
8.50% due 07/15/14 (11)	280,000	233,100
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15 #	267,000	222,611
Montpelier Re Holdings, Ltd.:
6.13% due 08/15/13	287,000	272,862

		728,573

Leisure & Tourism - 0.35%

Royal Caribbean Cruises, Ltd.:
7.00% due 06/15/13 #	245,000	245,997
7.25% due 06/15/16 #	490,000	490,566

		736,563

Machinery - 0.04%

Atlas Copco AB:
6.50% due 04/01/08 *	81,000	82,242

Manufacturing - 0.10%

Siemens Financieringsmat
5.75% due 10/17/16 *	205,000	207,478

Metals - 0.38%

Inco, Ltd.:
7.20% due 09/15/32	220,000	232,895
Noranda, Inc.:
6.00% due 10/15/15 #	547,000	546,541

		779,436

Oil & Gas - 0.40%

EnCana Corp.:
6.50% due 08/15/34	50,000	51,855
Nexen, Inc.:
5.88% due 03/10/35	230,000	215,173
Shell International Finance BV:
5.63% due 06/27/11	410,000	418,115
Weatherford International, Ltd.:
5.50% due 02/15/16	147,000	143,927

		829,070

Paper/Forest Products - 0.15%

Stora Enso Oyj:
7.25% due 04/15/36 *	300,000	308,219

Railroads & Equipment - 0.11%

Canadian National Railway Co.:
6.38% due 10/15/11	210,000	219,563

Real Estate - 0.09%

Brascan Corp.:
8.13% due 12/15/08	181,000	190,666

Telecommunications - 0.37%

Telecom Italia Capital SA:
6.38% due 11/15/33	145,000	136,912
7.20% due 07/18/36	230,000	240,213
Telus Corp.:
7.50% due 06/01/07	321,000	325,462
8.00% due 06/01/11	65,000	71,479

		774,066

Total Foreign Bonds
(Cost $8,997,661)		8,988,652

UNITED STATES GOVERNMENT BONDS - 67.84%
Government Agencies - 33.33%

Federal Home Loan Bank:
3.88% due 12/20/06	1,070,000	1,065,104
3.90% due 02/25/08	410,000	403,027
4.00% due 01/23/07 #	1,175,000	1,168,679
4.50% due 09/08/08 #	1,100,000	1,088,332
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07 #	1,002,000	994,186
4.45% due 03/06/08	64,000	63,356
4.50% due 11/01/18	964,588	928,270
4.50% due 07/01/19	536,193	515,291
4.50% due 08/01/20	297,031	285,257
5.00% due 03/01/19	578,984	567,500
5.00% due 07/01/19	583,879	572,298
5.00% due 05/01/21	1,965,238	1,923,834
5.00% due 10/01/33	27,267	26,248
5.00% due 03/01/34	685,886	659,379
5.00% due 06/01/34	591,299	568,448
5.00% due 08/01/35	913,725	876,526
5.00% due 11/01/35	2,036,173	1,953,279
5.00% due 05/01/36	4,186,824	4,014,510
5.05% due 02/14/08	3,430,000	3,421,418
5.50% due 11/01/18	640,289	638,784
5.50% due 06/01/21	1,786,675	1,779,173
5.50% due 10/01/33	40,710	40,112
5.50% due 02/01/35	1,167,203	1,146,836
5.50% due 07/01/36	5,094,129	5,003,177
5.74% due 08/01/36 (2)	2,786,491	2,789,335
6.00% due 10/01/33	862,693	866,246
6.00% due 07/01/36	7,490,492	7,502,897
6.50% due 02/01/33	104,108	106,080
6.50% due 02/01/35	102,192	103,904
6.50% due 01/01/36	1,761,663	1,789,666
6.50% due 03/01/36	529,654	538,073
6.50% due September TBA	2,750,000	2,792,969
6.88% due 09/15/10 #	829,000	884,241
7.00% due 11/01/16	85,235	87,542
7.00% due 07/01/32	34,214	35,216
7.50% due 04/01/31	202,590	209,819
8.00% due 01/01/29	17,215	18,154
8.00% due 12/01/29	11,157	11,759
8.00% due 12/01/30	38,010	40,025
8.00% due 01/01/31	298	314
Federal Home Loan Mtg. Corp. Reference REMIC, Series R004, Class AL:
5.13% due 12/15/13	443,241	438,251
Federal Home Loan Mtg. Corp. Reference REMIC, Series R005, Class AB:
5.50% due 12/15/18	518,484	516,706
Federal National Mtg. Assoc.:
3.00% due 03/02/07	1,075,000	1,062,526
3.88% due 02/01/08 #	962,000	945,387
4.50% due 02/01/18	261,392	251,799
4.50% due 06/01/18	161,288	155,382
5.00% due 08/01/18	164,118	161,161
5.00% due 09/01/18	156,333	153,516
5.00% due 10/01/18	575,955	565,577
5.00% due 03/01/20	312,531	306,518
5.00% due 10/01/33	67,210	64,638
5.00% due 03/01/34	2,789,415	2,679,035
5.00% due 05/01/35	889,548	852,482
5.50% due 10/01/17	191,498	191,260
5.50% due 04/01/33	1,240,250	1,221,548
5.50% due 12/01/33	1,150,455	1,132,670
5.50% due 05/01/34	623,905	614,260
5.50% due 10/01/34	621,191	610,969
5.50% due 12/01/35	1,136,191	1,115,579
5.50% due 02/01/36 (2)	558,019	556,364
6.00% due 03/01/16	3,036	3,073
6.00% due 06/25/16	481,693	486,945
6.00% due 12/01/16	97,861	99,050
6.00% due 11/01/17	255,579	258,599
6.00% due 12/01/20	768,593	777,931
6.00% due 12/01/33	861,873	864,955
6.00% due 08/01/34	1,155,894	1,160,499
6.00% due 10/01/34	964,303	966,862
6.00% due 06/01/35	1,011,953	1,013,308
6.50% due 03/01/17	155,150	157,933
6.50% due 08/01/31	78,115	79,604
6.50% due 07/01/32	511,944	521,337
6.50% due 05/01/36	3,497,141	3,550,545
7.00% due 09/01/31	331,130	340,700
7.00% due 12/01/35	338,684	347,764
7.50% due 11/01/14	3,580	3,635
7.50% due 08/01/15	1,721	1,783
Government National Mtg. Assoc.:
6.00% due 03/15/29	52,201	52,790
6.00% due 04/15/29	17,111	17,304
6.50% due 07/15/32	147,848	151,272
6.50% due 09/15/32	204,870	209,614

		72,140,395

Government Obligations - 34.51%

United States Treasury Bonds:
4.50% due 02/15/36 #	6,442,000	6,063,030
6.25% due 08/15/23 #	1,106,000	1,268,185
7.25% due 08/15/22 #	394,000	493,177
United States Treasury Notes:
0.88% due 04/15/10 #	685,062	650,809
2.00% due 01/15/14 #	508,433	499,277
2.25% due 02/15/07 #	25,000	24,679
3.00% due 12/31/06 #	10,000,000	9,927,730
3.13% due 09/15/08 #	1,500,000	1,452,891
3.25% due 08/15/07 #	1,617,000	1,590,535
4.25% due 08/15/13 #	6,700,000	6,514,705
4.25% due 08/15/14 #	116,000	112,298
4.25% due 08/15/15 #	4,476,000	4,317,240
4.50% due 11/15/10 #	169,000	167,765
4.63% due 02/29/08 #	2,072,000	2,064,553
4.88% due 05/31/08 #	6,100,000	6,103,813
4.88% due 05/31/11 #	9,200,000	9,264,326
5.13% due 05/15/16 #	20,783,000	21,373,196

		71,888,209

Total United States Government Bonds
(Cost $141,025,417)		144,028,604

Total Long-Term Investment Securities
(Cost $206,306,189)		206,998,424

SHORT-TERM INVESTMENT SECURITIES - 13.29%
Collective Investment Pool - 13.29%

Securities Lending Quality Trust (8)
(Cost $27,662,536)	27,662,536	27,662,536

REPURCHASE AGREEMENT - 1.07%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $2,339,314 and collateralized by Federal Home Loan Mtg. Corp., Notes bearing interest at 5.00%, due 11/01/10 and having an approximate value of $2,414,019

(Cost $2,339,000)	2,339,000	2,339,000

TOTAL INVESTMENTS
(Cost $236,307,725) (12)	115.06%	239,700,116
Liabilities in excess of other assets	(15.06)%	(31,367,755)

NET ASSETS	100.00%	$208,332,361

BONDS & NOTES SOLD SHORT - (1.30)%
U.S. Government Agencies - (1.30)%

Federal Home Loan Mtg. Corp. 5.50% due September TBA
(Proceeds $(2,680,286))	$(2,750,000)	$(2,700,156)

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
REMIC -	Real Estate Mortgage Investment Conduit
+	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $11,805,077 representing 5.67% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage-Backed Security
(2)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2006.
(3)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Variable rate security the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(5)	Fair valued security (see Note 1)
(6)	Illiquid security
(7)	Bond in default
(8)	The security is purchased with the cash collateral received from securities loaned.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects stated maturity date.
(11)	Perpetual maturity date. The maturity date shown represents the call date.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restriced securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.
7.50% due 8/15/09	08/11/2005	$30,000	$30,000	$36,900	$125	0.02%
Southern Energy, Inc.
7.90% due 7/15/09	01/03/2006	175,000	0	0	0	0.00

			$30,000	$36,900		0.02%

See Notes to Schedule of Investments

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.32%
Aerospace/Defense - 5.30%

Boeing Co.	88,800	$6,651,120
Honeywell International, Inc.	140,000	5,420,800
Lockheed Martin Corp.	98,600	8,144,360
United Technologies Corp.	60,300	3,781,413

		23,997,693

Airlines - 0.57%

AMR Corp.+	124,000	2,560,600

Apparel & Products - 0.65%

Nike, Inc., Class B	36,300	2,931,588

Banks - 7.49%

Bank of America Corp.	246,200	12,671,914
PNC Financial Services Group	46,000	3,256,340
State Street Bank & Trust Co.	53,700	3,318,660
UBS AG	77,900	4,422,383
Wachovia Corp.	97,000	5,299,110
Wells Fargo & Co.	142,000	4,934,500

		33,902,907

Beverages - 2.44%

PepsiCo, Inc.	169,550	11,068,224

Broadcasting - 0.72%

Comcast Corp., Class A+	93,000	3,255,000

Building Materials - 0.19%

Martin Marietta Materials, Inc.	10,400	856,544

Commercial Services - 0.69%

Fluor Corp.	36,100	3,119,762

Conglomerates - 4.03%

General Electric Co.	430,400	14,659,424
Tyco International, Ltd.	137,000	3,582,550

		18,241,974

Drugs - 6.57%

Abbott Laboratories	52,050	2,534,835
Eisai, Ltd. ADR	49,700	2,348,325
Eli Lilly & Co.	75,700	4,233,901
Forest Laboratories, Inc.+	78,800	3,938,424
Pfizer, Inc.	100,000	2,756,000
Sanofi-Aventis	69,900	3,142,005
Schering-Plough Corp.	253,600	5,312,920
Teva Pharmaceutical Industries, Ltd. ADR	157,000	5,457,320

		29,723,730

Financial Services - 6.28%

Citigroup, Inc.	233,833	11,539,659
E*TRADE Group, Inc.+	47,800	1,127,602
Freddie Mac	88,000	5,596,800
JPMorgan Chase & Co.	139,000	6,346,740
Merrill Lynch & Co., Inc.	52,050	3,827,236

		28,438,037

Foods - 1.07%

Hershey Foods Corp.	55,700	3,005,572
Nestle S.A. - ADR	21,700	1,859,690

		4,865,262

Freight - 0.46%

United Parcel Service, Inc.	29,700	2,080,485

Healthcare - 0.75%

Medco Health Solutions, Inc.+	53,500	3,390,295

Hospital Management - 0.53%

Omnicare, Inc.	52,700	2,387,837

Hospital Supplies - 4.12%

Becton, Dickinson and Co.	19,000	1,324,300
Cardinal Health, Inc.	62,000	4,180,040
Johnson & Johnson	46,000	2,974,360
Medtronic, Inc.	216,600	10,158,540

		18,637,240

Household Products - 2.94%

Procter & Gamble Co.	214,700	13,289,930

Information Processing - Hardware - 3.07%

Apple Computer, Inc.+	20,000	1,357,000
EMC Corp.+	330,100	3,845,665
Hewlett-Packard Co.	136,000	4,972,160
International Business Machines Corp.	46,000	3,724,620

		13,899,445

Information Processing - Services - 2.43%

First Data Corp.	148,100	6,363,857
Google, Inc.+	12,300	4,655,919

		11,019,776

Information Processing - Software - 4.19%

Adobe Systems, Inc.+	149,300	4,843,292
Autodesk, Inc.+	88,000	3,058,880
Automatic Data Processing, Inc.	38,700	1,826,640
Microsoft Corp.	359,200	9,227,848

		18,956,660

Insurance - 7.37%

ACE, Ltd.	163,200	8,789,952
AFLAC, Inc.	64,700	2,916,029
Allstate Corp.	125,000	7,242,500
Fidelity National Financial, Inc.	34,000	1,367,820
Hartford Financial Services Group, Inc.	25,000	2,146,500
MetLife, Inc.	55,900	3,076,177
UnitedHealth Group, Inc.	49,000	2,545,550
WellPoint, Inc.+	67,900	5,256,139

		33,340,667

Leisure & Tourism - 1.37%

Carnival Corp.	94,000	3,938,600
Starwood Hotels & Resorts Worldwide, Inc.	42,500	2,263,550

		6,202,150

Machinery - 0.91%

Caterpillar, Inc.	36,000	2,388,600
Rockwell Automation, Inc.	31,000	1,747,780

		4,136,380

Medical - Biomedical/Gene - 1.06%

Amgen, Inc.+	55,300	3,756,529
Genentech, Inc.+	12,900	1,064,508

		4,821,037

Medical Technology - 0.55%

Baxter International, Inc.	56,000	2,485,280

Metals - 1.18%

Alcoa, Inc.	134,000	3,831,060
Freeport-McMoRan Copper & Gold, Inc.	25,600	1,490,176

		5,321,236

Mining - 0.71%

Anglo American PLC	58,000	1,257,440
Cameco Corp.	47,700	1,953,315

		3,210,755

Multimedia - 3.03%

CBS Corp.	209,650	5,985,508
Viacom, Inc.+	172,250	6,252,675
Walt Disney Co.	49,500	1,467,675

		13,705,858

Oil & Gas - 10.78%

BP PLC ADR	67,000	4,559,350
ChevronTexaco Corp.	63,700	4,102,280
ConocoPhillips	62,300	3,951,689
ENSCO International, Inc.	62,000	2,770,780
Exxon Mobil Corp.	167,800	11,355,026
GlobalSantaFe Corp.	100,000	4,922,000
Halliburton Co.	112,100	3,656,702
Kinder Morgan, Inc.	23,000	2,400,280
National-Oilwell Varco, Inc.+	34,000	2,220,200
Noble Energy, Inc.	42,800	2,115,176
Petro-Canada	23,400	999,648
Schlumberger, Ltd.	94,000	5,762,200

		48,815,331

Optical Instruments & Lenses - 0.47%

Alcon, Inc.	18,100	2,131,999

Pollution Control - 0.95%

Waste Management, Inc.	125,400	4,298,712

Retail - 3.73%

Costco Wholesale Corp.	57,000	2,667,030
Federated Department Stores, Inc.	60,400	2,293,992
Kohl’s Corp.+	90,000	5,625,900
Kroger Co.	113,500	2,702,435
Wal-Mart Stores, Inc.	80,000	3,577,600

		16,866,957

Semiconductors - 1.25%
Analog Devices, Inc.	83,200	2,549,248
Intel Corp.	63,000	1,231,020
Marvell Technology Group, Ltd.+	16,300	285,413
Microchip Technology, Inc.	47,000	1,605,520

		5,671,201

Telecommunications - 5.15%

Amdocs, Ltd.+	40,500	1,536,975
Cisco Systems, Inc.+	215,150	4,731,148
Corning, Inc.+	160,200	3,562,848
Motorola, Inc.	221,000	5,166,980
QUALCOMM, Inc.	109,200	4,113,564
Sprint Corp.	96,830	1,638,364
Verizon Communications, Inc.	73,000	2,568,140

		23,318,019

Tobacco - 1.30%

Altria Group, Inc.	70,300	5,872,159

Utilities - Communication - 1.21%

AT&T, Inc.	176,200	5,485,106

Utilities - Electric - 2.81%

Dominion Resources, Inc.	49,000	3,914,610
Exelon Corp.	17,700	1,079,346
FPL Group, Inc.	98,000	4,356,100
Pinnacle West Capital Corp.	73,000	3,353,620

		12,703,676

Total Long - Term Investment Securities
(Cost $389,621,028)		445,009,512

Repurchase Agreement - 2.13%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $9,646,294 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $9,858,762 (Cost $9,645,000)	$9,645,000	9,645,000

TOTAL INVESTMENTS
(Cost $399,266,028)(1)	100.45%	454,654,512
Liabilities in excess of other assets	(0.45%)	(2,054,167)

NET ASSETS	100.00%	452,600,345

ADR - American Depository Receipt

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE VALUE FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.95%
Aerospace/Defense - 1.57%

Lockheed Martin Corp.	2,720	$224,672
Northrop Grumman Corp.	48,325	3,228,593
Raytheon Co.	2,496	117,836

		3,571,101

Airlines - 0.08%

Southwest Airlines Co.	10,266	177,807

Apparel & Products - 0.79%

Brown Shoe Co., Inc.	1,186	37,893
Liz Claiborne, Inc.	21,900	818,403
Payless ShoeSource, Inc.+	7,727	181,275
VF Corp.	11,000	768,790

		1,806,361

Appliances/Furnishings - 0.09%

Furniture Brands International, Inc.	11,262	215,667

Automotive - 0.88%

ArvinMeritor, Inc.	50,949	756,593
AutoNation, Inc.+	6,712	130,414
Group 1 Automotive, Inc.	6,410	290,373
Lear Corp.+	9,800	199,332
Magna International, Inc., Class A	8,588	617,906

		1,994,618

Banks - 8.41%

Bank of America Corp.	158,893	8,178,223
Bank of New York Co., Inc.	33,600	1,134,000
Comerica, Inc.	3,773	216,004
Corus Bankshares, Inc.	18,768	409,330
First American Corp.	14,722	598,008
National City Corp.	36,334	1,256,430
PNC Financial Services Group	12,200	863,638
U.S. Bancorp	52,700	1,690,089
Wachovia Corp.	41,174	2,249,335
Wells Fargo & Co.	73,012	2,537,167

		19,132,224

Beverages - 0.97%
Coca-Cola Co.	27,300	1,223,313
Pepsi Bottling Group, Inc.	27,917	977,374

		2,200,687

Building Materials - 0.18%

USG Corp.+	7,906	403,206

Chemical - 2.66%

Celanese Corp.	9,930	183,606
E.I. du Pont de Nemours and Co.	24,800	991,256
Eastman Chemical Co.	16,448	862,698
Lyondell Chemical Co.	73,821	1,917,870
Olin Corp.	12,741	191,497
PPG Industries, Inc.	20,900	1,324,224
Westlake Chemical Corp.	19,616	587,695

		6,058,846

Commercial Services - 0.36%

Accenture, Ltd.	25,552	757,872
Deluxe Corp.	2,437	43,671
Plexus Corp.+	812	16,094

		817,637

Conglomerates - 1.90%

General Electric Co.	45,400	1,546,324
Loews Corp.	26,500	1,019,720
Tyco International, Ltd.	67,453	1,763,896

		4,329,940

Drugs - 5.88%
Abbott Laboratories	35,800	1,743,460
King Pharmaceuticals, Inc.+	28,894	468,661
Merck & Co., Inc.	94,796	3,843,978
Pfizer, Inc.	202,735	5,587,376
ViroPharma, Inc.+	11,718	146,592
Wyeth	32,500	1,582,750

		13,372,817

Electronics/Electrical Equipment - 1.50%

Applera Corp. - Applied Biosystems Group	30,634	938,932
Arrow Electronics, Inc.+	23,998	669,544
NAM TAI Electronics, Inc.	12,233	183,373
Parker Hannifin Corp.	10,200	755,310
Vishay Intertechnology, Inc.+	8,919	124,955
Xerox Corp.+	50,500	747,905

		3,420,019

Financial Services - 13.50%

American Financial Group, Inc.	3,679	171,883
Capital One Financial Corp.	1,089	79,606
Citigroup, Inc.	217,170	10,717,339
Countrywide Financial Corp.	6,735	227,643
Freddie Mac	55,000	3,498,000
Goldman Sachs Group, Inc.	15,237	2,264,980
H & R Block, Inc.	19,203	403,839
IndyMac Bancorp, Inc.	32,404	1,266,996
JPMorgan Chase & Co.	91,348	4,170,950
Lehman Brothers Holdings, Inc.	13,870	885,045
Merrill Lynch & Co., Inc.	23,253	1,709,793
Morgan Stanley	81,109	5,336,161

		30,732,235

Foods - 1.55%

Chiquita Brands International, Inc.	25,451	430,376
Del Monte Foods Co.	15,871	176,168
General Mills, Inc.	16,067	871,314
Sara Lee Corp.	34,500	573,735
Seaboard Corp.	173	242,200
Unilever NV	52,200	1,244,448

		3,538,241

Freight - 0.54%

FedEx Corp.	3,147	317,941
United Parcel Service, Inc.	12,990	909,950

		1,227,891

Healthcare - 0.63%

McKesson Corp.	28,359	1,440,637

Home Builders - 0.24%
Brookfield Homes Corp.	3,419	80,689
Lennar Corp.	7,693	344,954
NVR, Inc.+	251	128,926

		554,569

Hospital Management - 0.13%

HCA, Inc.	5,900	290,988

Hospital Supplies - 1.99%

AmerisourceBergen Corp.	2,480	109,517
Becton, Dickinson and Co.	14,713	1,025,496
Johnson & Johnson	52,645	3,404,026

		4,539,039

Household Products - 1.96%

John H. Harland Co.	6,321	236,153
Kimberly-Clark Corp.	35,959	2,283,396
Newell Rubbermaid, Inc.	52,932	1,428,635
Tupperware Corp.	29,015	522,560

		4,470,744

Human Resources - 0.03%

Labor Ready, Inc.+	4,138	70,884

Information Processing - Consumer Software - 0.06%

RealNetworks, Inc.+	12,099	133,452

Information Processing - Hardware - 5.06%

Hewlett-Packard Co.	122,319	4,471,983
Imation Corp.	873	34,597
International Business Machines Corp.	85,150	6,894,595
Komag, Inc.+	2,055	73,898
Tech Data Corp.+	1,415	49,369

		11,524,442

Information Processing - Services - 1.10%

Computer Sciences Corp.+	9,241	437,838
Earthlink, Inc.+	94,137	691,907
Expedia, Inc.+	16,974	277,016
Fiserv, Inc.+	14,300	631,631
United Online, Inc.	40,110	460,062

		2,498,454

Information Processing - Software - 2.03%

Acxiom Corp.	7,450	180,960
BMC Software, Inc.+	517	13,763
Microsoft Corp.	140,336	3,605,232
Oracle Corp.+	44,500	696,425
Sybase, Inc.+	5,025	115,927

		4,612,307

Insurance - 5.14%

ACE, Ltd.	36,937	1,989,427
Aetna, Inc.	2,111	78,677
Allstate Corp.	39,000	2,259,660
Arch Capital Group, Ltd.+	1,654	98,578
Chubb Corp.	11,000	551,760
Hartford Financial Services Group, Inc.	26,600	2,283,876
Humana, Inc.+	11,803	719,157
LandAmerica Financial Group, Inc.	12,503	790,690
Marsh & McLennan Cos., Inc.	24,400	638,304
MGIC Investment Corp.	10,200	590,274
Torchmark Corp.	18,600	1,157,106
Zenith National Insurance Corp.	14,168	535,550

		11,693,059

Leisure & Tourism - 1.25%

Darden Restaurants, Inc.	10,665	377,541
Mattel, Inc.	18,190	342,700
McDonald’s Corp.	57,275	2,056,172
Regal Entertainment Group	3,442	67,911

		2,844,324

Machinery - 2.27%

Cummins, Inc.	23,172	2,660,609
Deere & Co.	9,400	734,140
Dover Corp.	16,800	816,816
Ingersoll-Rand Co.	25,000	950,500

		5,162,065

Medical - Biomedical/Gene - 0.31%

Amgen, Inc.+	10,257	696,758

Metals - 1.05%

Freeport-McMoRan Copper & Gold, Inc.	9,087	528,954
Nucor Corp.	21,799	1,065,317
Quanex Corp.	5,448	187,030
Steel Dynamics, Inc.	6,622	349,576
United States Steel Corp.	4,336	252,225

		2,383,102

Multimedia - 2.23%

CBS Corp.	16,828	480,439
Gannett Co., Inc.	25,100	1,426,935
Time Warner, Inc.	116,018	1,928,219
Viacom, Inc.+	24,518	890,003
Walt Disney Co.	12,093	358,558

		5,084,154

Oil & Gas - 13.20%

Anadarko Petroleum Corp.	6,100	286,151
ChevronTexaco Corp.	128,976	8,306,054
ConocoPhillips	53,106	3,368,514
Devon Energy Corp.	5,200	324,948
Exxon Mobil Corp.	170,148	11,513,915
Grey Wolf, Inc.+	17,393	127,143
Marathon Oil Corp.	7,828	653,638
Occidental Petroleum Corp.	16,800	856,632
Royal Dutch Shell PLC	49,700	3,426,318
Tesoro Petroleum Corp.	4,178	269,941
Tidewater, Inc.	644	30,661
UGI Corp.	21,134	524,123
Valero Energy Corp.	6,235	357,889

		30,045,927

Paper/Forest Products - 0.97%

Longview Fibre Co.	1,652	34,427
Louisiana-Pacific Corp.	43,337	847,672
Weyerhaeuser Co.	21,200	1,314,400

		2,196,499

Pollution Control - 0.28%

Waste Management, Inc.	18,600	637,608

Publishing - 0.37%

R. R. Donnelley & Sons Co.	25,641	831,281

Railroads & Equipment - 0.39%

Burlington Northern Santa Fe Corp.	4,452	298,061
CSX Corp.	4,882	147,534
Norfolk Southern Corp.	4,661	199,165
Union Pacific Corp.	3,003	241,291

		886,051

Real Estate Investment Trusts - 1.43%

CBL & Associates Properties, Inc.	42,403	1,727,498
HRPT Properties Trust	45,206	524,390
iStar Financial, Inc.	23,381	980,131
Spirit Finance Corp.	1,151	13,064

		3,245,083

Retail - 3.04%

Barnes & Noble, Inc.	26,141	950,487
Building Materials Holding Corp.	15,736	411,024
Dollar General Corp.	49,400	635,284
Federated Department Stores, Inc.	8,345	316,943
Gap, Inc.	37,300	627,013
Home Depot, Inc.	20,500	702,945
Kroger Co.+	53,400	1,271,454
SUPERVALU, Inc.	33,402	953,961
Wal-Mart Stores, Inc.	23,600	1,055,392

		6,924,503

Savings & Loan - 1.99%

Washington Mutual, Inc.	108,203	4,532,624

Semiconductors - 1.00%

Freescale Semiconductor, Inc.+	23,246	718,534
Intel Corp.	45,125	881,742
National Semiconductor Corp.	16,061	390,122
Omnivision Technologies, Inc.+	14,720	244,352
Texas Instruments, Inc.	1,253	40,835

		2,275,585

Telecommunications - 3.33%

BellSouth Corp.	36,500	1,486,280
Embarq Corp.	1,464	69,028
Motorola, Inc.	19,161	447,984
Sprint Corp.	106,791	1,806,904
Verizon Communications, Inc.	106,019	3,729,748
Windstream Corp.	3,263	43,072

		7,583,016

Therapeutics - 0.04%

ImClone Systems, Inc.+	3,172	94,843

Tobacco - 0.89%

Altria Group, Inc.	20,700	1,729,071
Loews Corp. - Carolina Group	5,194	297,409

		2,026,480

Utilities - Communication - 1.69%

AT&T, Inc.	123,483	3,844,026

Utilities - Electric - 2.78%

Exelon Corp.	28,300	1,725,734
FirstEnergy Corp.	19,966	1,139,260
NiSource, Inc.	27,200	575,824
OGE Energy Corp.	621	23,126
Pepco Holdings, Inc.	40,008	1,015,803
PG&E Corp.	3,619	151,745
PPL Corp.	41,500	1,451,255
Progress Energy, Inc.	1,266	56,122
TXU Corp.	2,672	176,913

		6,315,782

Utilities - Gas, Distribution - 0.21%
Nicor, Inc.	2,188	95,528
Vectren Corp.	13,871	382,285

		477,813

Total Common Stock
(Cost $209,860,569)		222,915,396

EXCHANGE-TRADED FUNDS - 0.68%
Financial Services - 0.68%
SPDR Trust Series 1
(Cost $1,516,059)	11,900	1,555,330

Total Long-Term Investment Securities (Cost $211,376,628)		224,470,726

SHORT-TERM INVESTMENT SECURITIES - 1.20%
Time Deposit - 1.20%
Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06
(Cost $2,719,000)	$2,719,000	2,719,000

TOTAL INVESTMENTS
(Cost $214,095,628)(1)	99.83%	227,189,726
Other assets less liabilities	0.17%	393,242

NET ASSETS	100.00%	$227,582,968

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount		Value (Note 1)
COMMON STOCK - 96.85%
Aerospace/Defense - 0.57%

Empresa Brasileira de Aeronautica SA ADR		104,912	$4,049,603

Airlines - 0.69%

Qantas Airways, Ltd.		1,886,938	4,955,928

Apparel & Products - 1.43%

Burberry Group PLC		657,675	5,992,001
Yue Yuen Industrial Holdings		1,478,672	4,277,877

			10,269,878

Automotive - 1.68%

Bayerische Motoren Werke AG#		71,490	3,703,875
GKN PLC		997,890	5,795,102
Valeo SA#		68,704	2,513,854

			12,012,831

Banks - 8.60%

Mitsubishi Tokyo Financial Group, Inc.		1,048	14,283,402
Royal Bank of Scotland Group PLC		265,218	8,998,897
Shinsei Bank, Ltd.		1,231,637	7,585,277
Sumitomo Mitsui Financial Group, Inc.#		1,412	15,876,656
UniCredito Italiano SpA		1,400,486	11,160,123
United Overseas Bank, Ltd.#		366,387	3,631,858

			61,536,213

Broadcasting - 3.11%

British Sky Broadcasting Group PLC		1,421,202	15,167,361
Mediaset SpA		613,338	7,087,715

			22,255,076

Chemical - 1.95%

Akzo Nobel NV		6,733	387,824
BASF AG		143,832	11,854,109
Lonza Group AG		26,050	1,699,488

			13,941,421

Commercial Services - 1.42%

Accenture, Ltd.		450	13,347
Contax Participacoes SA		254,706	196,124
Securitas AB		208,465	3,667,727
Smiths Group PLC		202,199	3,310,976
Vinci SA		27,727	3,001,646

			10,189,820

Conglomerates - 4.09%

Hutchison Whampoa, Ltd.		1,136,341	10,322,735
Siemens AG		112,555	9,543,142
Swire Pacific, Ltd.		854,781	9,386,132

			29,252,009

Drugs - 6.67%

Celesio AG		77,170	3,915,106
GlaxoSmithKline PLC		599,302	16,979,592
Sanofi-Aventis#		152,028	13,643,681
Shire PLC		115,281	1,957,948
Takeda Pharmaceutical Co., Ltd.#		169,654	11,228,856

			47,725,183

Electronics/Electrical Equipment - 6.36%

BYD Co., Ltd.+		7,000	15,841
Electrocomponents PLC		696,642	3,170,196
Gamesa Corp. Tecnologica SA#		346,350	7,299,295
Hitachi, Ltd.#		379,898	2,410,869
Koninklijke Philips Electronics NV		349,680	11,925,557
Samsung Electronics Co., Ltd.		11,030	7,458,130
Samsung Electronics Co., Ltd. GDR+*		158	53,720
Sony Corp.		203,478	8,805,045
Vestas Wind Systems A/S+		156,735	4,387,848

			45,526,501

Financial Services - 4.98%

Acom Co., Ltd.#		121,133	5,417,166
Amvescap PLC		935,419	9,653,484
Hana Financial Group, Inc.		152,060	6,556,628
Mega Financial Holding Co., Ltd.		9,944,000	6,604,849
Nomura Holdings, Inc.#		382,168	7,389,764

			35,621,891

Foods - 2.04%

Compass Group PLC		1,584,714	7,701,853
Unilever NV		22	525
Unilever PLC		287,507	6,875,696

			14,578,074

Freight - 0.92%

Deutsche Post AG		259,140	6,570,223

Hardware & Tools - 0.85%

Husqvarna AB		185,766	2,005,877
Makita Corp.#		139,456	4,098,328

			6,104,205

Healthcare - 1.05%

Boots Group PLC		513,621	7,540,076

Household Products - 0.25%

Societe BIC SA#		28,995	1,803,112

Information Processing - Computer Services - 0.77%

Lite-On Technology Corp.		4,460,000	5,538,310

Information Processing - Services - 0.86%

Check Point Software Technologies, Ltd.+		332,010	6,172,066

Insurance - 8.41%

ACE, Ltd.		235,533	12,685,807
Aviva PLC		512,576	7,202,665
ING Groep NV		370,740	16,030,352
Old Mutual PLC		2,328,011	7,258,467
Sompo Japan Insurance, Inc.		550,603	7,274,460
XL Capital, Ltd.#		140,156	3,059,606
XL Capital, Ltd., Class A#		102,149	6,705,060

			60,216,417

Leisure & Tourism - 0.10%

Shangri-La Asia, Ltd.		193,230	382,621
TUI AG#		18,550	362,184

			744,805

Metals - 1.09%

Alumina, Ltd.#		722,153	3,501,159
Companhia Vale do Rio Doce ADR		240,032	4,320,576

			7,821,735

Mining - 0.83%

China Shenhua Energy Co. Ltd.		3,377,938	5,976,460

Multimedia - 1.48%

Pearson PLC		745,887	10,608,946

Oil & Gas - 8.49%

BP PLC		1,084,565	12,328,451
BP PLC ADR#		180	12,249
Centrica PLC		998,538	5,608,739
ENI SpA		354,963	10,868,780
Gail India, Ltd. GDR+*		118,579	4,031,686
Reliance Industries, Ltd.		89,790	4,296,451
Repsol YPF SA#		309,123	8,886,976
Royal Dutch Shell PLC, Class A		164,834	5,712,113
Royal Dutch Shell PLC, Class B		252,971	9,055,390

			60,800,835

Paper/Forest Products - 5.84%

Amcor, Ltd.#		2,017,937	10,338,060
Holmen AB, Series B		44,154	1,849,194
PaperlinX, Ltd.#		4,368,932	11,474,735
Stora Enso Oyj Class R SHS		446,338	6,781,853
Stora Enso Oyj Class R SHS (Sweden)#		83,071	1,255,213
UPM-Kymmene Oyj		426,318	10,104,277

			41,803,332

Photography - 0.84%

Konica Minolta Holdings, Inc.+		460,832	6,025,615

Publishing - 0.94%

Reed Elsevier NV		269,674	4,325,569
Reed Elsevier PLC		221,235	2,373,703

			6,699,272

Railroads & Equipment - 0.50%

MTR Corp.		1,395,780	3,571,445

Real Estate - 3.48%

Cheung Kong Holdings, Ltd.		1,916,488	21,179,999
Hang Lung Development Co.		1,393,573	3,718,106
IRSA Inversiones Y Representaciones SA+#		2,310	27,258

			24,925,363

Retail - 1.89%

Kingfisher PLC		1,674,716	7,525,438
Tesco PLC		9,403	67,542
William Morrison Supermarkets PLC		1,407,334	5,928,694

			13,521,674

Semiconductors - 1.09%

Infineon Technologies AG+		231,560	2,720,400
Taiwan Semiconductor Manufacturing Co., Ltd.		2,895,302	5,113,524

			7,833,924

Telecommunications - 10.91%

Advanced Info Service PCL		2,964,400	7,138,856
China Mobile, Ltd.		721,338	4,850,812
China Telecom Corp., Ltd.		11,481,823	3,853,233
Chunghwa Telecom Co., Ltd. ADR		425,166	7,359,624
Eutelsat Communications+		224,900	3,774,510
France Telecom SA		397,745	8,443,589
KT Corp. ADR		176,477	3,900,142
Mobile Telesystems ADR+#		159,032	5,820,571
Nippon Telegraph and Telephone Corp.		869	4,389,599
Philippine Long Distance Telephone Co.		93,500	3,515,453
Philippine Long Distance Telephone Co. ADR		442	16,548
Tele Norte Leste Participacoes SA ADR#		370,951	4,781,558
Telefonica SA		345,609	5,933,209
Telefonica SA ADR		279	14,349
Telenor ASA		539,958	6,832,749
Vodafone Group PLC		3,460,481	7,494,911

			78,105,364

Utilities - Communication - 2.01%

BCE, Inc.		333,258	8,312,606
Telefonos de Mexico SA de CV ADR		250,978	6,058,609

			14,385,564

Utilities - Electric - 0.66%

HongKong Electric Holdings, Ltd.		980,169	4,688,326

Total Common Stock
(Cost $675,756,386)			693,371,497

CORPORATE BONDS - 0.45%
Financial Services - 0.45%

RepCon Lux SA:
4.50% due 01/26/11 *
(Cost $3,102,247)		$2,426,000	3,182,136

FOREIGN BONDS & NOTES - 0.13%
Foreign Government Agencies - 0.13%

Government of Canada:
3.25% due 12/01/06	CAD	178,000	160,680
Kingdom of Thailand:
Zero Coupon due 01/04/07	THB	12,170,000	318,061
Zero Coupon due 03/22/07	THB	11,185,000	290,850
Republic of Singapore:
1.75% due 02/01/07	SGD	254,000	160,796

Total Foreign Bonds & Notes
(Cost $917,276)			930,387

Total Long-Term Investment Securities
(Cost $679,775,909)			697,484,020

SHORT-TERM INVESTMENT SECURITIES - 17.59%
Collective Investment Pool - 15.78%
Securities Lending Quality Trust (1)
		112,976,839	112,976,839

Foreign Government - 0.02%

Kingdom of Sweden:
Zero Coupon due 12/20/06	SEK	122,500	167,748
U.S. Government Agencies - 0.94%

Federal Home Loan Bank Cons. Disc. Notes:
4.98% due 09/01/06		6,757,000	6,757,000
U.S. Government Obligation - 0.85%

United States Treasury Bills:
4.60% due 09/07/06		4,620,000	4,616,459
4.61% due 09/14/06		823,000	821,630
4.63% due 09/28/06		53,000	52,816
4.64% due 09/21/06		599,000	597,462

			6,088,367

Total Short-Term Investment Securities
(Cost $125,988,470)			125,989,954

TOTAL INVESTMENTS
(Cost $805,764,379)(2)		115.02%	823,473,974
Liabilities in excess of other assets		(15.02)%	(107,559,178)

NET ASSETS		100.00%	$715,914,796

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $7,267,542 representing 1.02% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings held by the Foreign Value Fund as a percentage of net assets as of August 31, 2006:

Country	Percent of Net Assets
United States	26.46%
United Kingdom	24.35%
Japan	13.24%
Hong Kong	8.12%
Germany	5.40%
France	4.63%
Netherlands	4.56%
Australia	4.23%
Italy	4.07%
Spain	3.09%
Finland	2.53%
Taiwan	2.41%
South Korea	1.96%
Bermuda	1.54%
China	1.38%
Canada	1.18%
Thailand	1.08%
Sweden	1.07%
Norway	0.95%
Denmark	0.61%
Singapore	0.53%
Philipine	0.49%
Luxembourg	0.44%
Cayman Islands	0.43%
Switzerland	0.24%
Brazil	0.03%

Total Investments	115.02%

CAD	- Canadian Dollar
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thailand Baht

See Notes to Schedule of Investments

GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.70%
Airlines - 0.58%

AMR Corp.+#	67,000	$1,383,550
Korean Air Lines Co., Ltd.	30,780	970,180

		2,353,730

Appliances/Furnishings - 1.03%

Whirlpool Corp.#	51,640	4,178,192

Automotive - 2.61%

Suzuki Motor Corp.#	413,700	10,607,241

Banks - 17.56%

ABN AMRO Holding NV	128,737	3,671,372
Bank of America Corp.	272,769	14,039,420
Bank of Ireland	105,336	1,997,277
Barclays PLC	251,611	3,149,952
Credit Agricole SA#	240,906	9,786,867
Credit Suisse Group	116,363	6,490,084
KBC Bankverzekeringsholding	42,263	4,550,906
Macquarie Bank, Ltd.#	105,948	5,241,755
Royal Bank of Scotland Group PLC	253,953	8,616,674
Societe Generale, Class A#	27,671	4,466,787
U.S. Bancorp	140,760	4,514,173
UniCredito Italiano SpA	614,159	4,894,080

		71,419,347

Beverages - 1.13%

Coca-Cola Enterprises, Inc.	51,065	1,138,749
InBev NV	66,692	3,462,982

		4,601,731

Broadcasting - 0.48%

British Sky Broadcasting Group PLC	181,576	1,937,817

Building Materials - 0.50%

Sherwin-Williams Co.	39,678	2,048,972

Chemical - 1.42%

BASF AG	69,966	5,766,342

Commercial Services - 1.01%

Accenture, Ltd.	138,868	4,118,825

Conglomerates - 1.33%

Mitsubishi Corp.	266,100	5,417,428

Drugs - 4.64%

Pfizer, Inc.	405,355	11,171,584
Roche Holding AG	37,322	6,880,092
Serono SA	1,172	816,977

		18,868,653

Electronics/Electrical Equipment - 5.03%

Canon, Inc.	129,950	6,464,568
Fanuc, Ltd.	66,300	5,257,916
Matsushita Electric Industrial Co., Ltd.	280,000	5,986,626
SMC Corp.	20,500	2,739,853

		20,448,963

Financial Services - 6.11%

Bear Stearns Cos., Inc.	14,900	1,942,215
Capital One Financial Corp.	32,500	2,375,750
Citigroup, Inc.	50,533	2,493,804
Countrywide Financial Corp.	253,233	8,559,275
Friedman Billings Ramsey Group, Inc., Class A	79,600	656,700
Goldman Sachs Group, Inc.	42,100	6,258,165
ORIX Corp.	9,590	2,544,644

		24,830,553

Home Builders - 1.18%

Barratt Developments PLC	253,458	4,794,601

Hospital Supplies - 4.14%

Cardinal Health, Inc.	55,477	3,740,259
Johnson & Johnson	202,286	13,079,813

		16,820,072

Household Products - 1.91%

Reckitt Benckiser PLC	187,313	7,775,047

Information Processing - Hardware - 0.36%

International Business Machines Corp.	18,200	1,473,654

Information Processing - Services - 0.46%

Google, Inc.+	4,951	1,874,102

Information Processing - Software - 1.55%

Microsoft Corp.	139,846	3,592,644
Oracle Corp.+	172,200	2,694,930

		6,287,574

Insurance - 4.32%

ACE, Ltd.	80,436	4,332,283
Allianz AG	47,889	8,121,293
Zurich Financial Services AG#	22,471	5,120,945

		17,574,521

Leisure & Tourism - 1.54%

Sankyo Co., Ltd.#	115,700	6,258,316

Machinery - 2.66%

Cummins, Inc.	58,900	6,762,898
Ingersoll-Rand Co.	62,272	2,367,581
Komatsu, Ltd.	91,500	1,671,856

		10,802,335

Medical - Biomedical/Gene - 1.42%

Amgen, Inc.+	84,767	5,758,222

Metals - 5.43%

Algoma Steel, Inc.+	35,900	1,196,883
Nucor Corp.	140,542	6,868,288
Phelps Dodge Corp.	27,716	2,480,582
Posco	19,500	4,898,835
Quanex Corp.	26,501	909,779
SKF AB	331,866	4,739,765
ThyssenKrupp AG	29,336	998,978

		22,093,110

Mining - 2.66%

Teck Cominco, Ltd., Class B	162,000	10,820,153

Multimedia - 0.53%

Vivendi Universal SA	62,571	2,152,371

Oil & Gas - 12.22%

ChevronTexaco Corp.	84,075	5,414,430
China Petrolium & Chemical Corp.	1,824,000	1,083,530
Exxon Mobil Corp.	185,078	12,524,228
Frontier Oil Corp.	169,738	5,550,433
Marathon Oil Corp.	116,841	9,756,223
Nippon Mining Holdings, Inc.#	520,000	3,809,362
Norsk Hydro ASA	49,450	1,274,968
Tesoro Petroleum Corp.#	65,310	4,219,679
Valero Energy Corp.	105,521	6,056,905

		49,689,758

Railroads & Equipment - 0.95%

Canadian National Railway Co.	91,119	3,886,964

Retail - 1.91%

Marks & Spencer Group PLC	293,154	3,307,218
SUPERVALU, Inc.	155,649	4,445,335

		7,752,553

Savings & Loan - 0.61%

Washington Mutual, Inc.	59,400	2,488,266

Schools - 0.22%

Apollo Group, Inc., Class A+	18,100	908,801

Semiconductors - 2.34%

Chartered Semiconductor Manufacturing, Ltd.+#	2,329,000	1,894,278
Hynix Semiconductor, Inc.+	102,680	3,930,744
Hynix Semiconductor, Inc. GDR+*	8,420	322,065
United Microelectronics Corp.	6,162,394	3,371,881

		9,518,968

Telecommunications - 5.45%

China Netcom Group Corp. Hong Kong Ltd.	2,239,000	3,938,348
Cisco Systems, Inc.+	67,362	1,481,290
Embarq Corp.	7,253	341,979
France Telecom SA	61,732	1,310,487
Royal KPN NV	382,718	4,721,772
Sprint Corp.	500,478	8,468,088
Vodafone Group PLC (3)	884,267	1,915,197

		22,177,161

Tobacco - 1.33%

Japan Tobacco, Inc.	1,419	5,403,067

Utilities - Electric - 2.08%

FirstEnergy Corp.	21,800	1,243,908
Iberdrola SA	61,547	2,285,099
PG&E Corp.	117,917	4,944,260

		8,473,267

Total Common Stock
(Cost $395,776,956)		401,380,677

EXCHANGE-TRADED FUNDS - 0.50%
Financial Services - 0.50%

iShares MSCI EAFE Index Fund	13,000	878,800
SPDR Trust Series 1	8,800	1,150,160

Total Exchange-Traded Funds
(Cost $1,947,334)		2,028,960

Total Long-Term Investments Securities
(Cost $397,724,290)		403,409,637

SHORT-TERM INVESTMENT SECURITIES - 9.70%
Collective Investment Pool 9.70%

Securities Lending Quality Trust (1)
(Cost $39,460,078)	39,460,078	39,460,078

REPURCHASE AGREEMENT - 0.54%

Agreement with Bank of America Securities, bearing interest at 5.23%, dated 08/31/06, to be repurchased 09/1/06 in the amount of $2,188,318 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.13%, due 09/29/10 and having an approximate value of $2,236,244 (Cost $2,188,000)	$2,188,000	2,188,000

TOTAL INVESTMENTS
(Cost $439,372,368) (2)	109.44%	445,057,715
Liabilities in excess of other assets	(9.44)%	(38,371,092)

NET ASSETS	100.00%	$406,686,623

GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $332,065 representing 0.08% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair Valued security (see Note 1)

The following represents the investment holdings held by the Global Equity Fund as a percentage of net assets as of August 31, 2006:

Country	Percent of Net Assets
United States	56.12%
Japan	13.81%
United Kingdom	7.74%
Switzerland	4.75%
France	4.36%
Canada	3.91%
Germany	3.66%
Korea	2.49%
Netherlands	2.06%
Belgium	1.97%
Australia	1.29%
Italy	1.20%
Sweden	1.17%
Bermuda	1.01%
Hong Kong	0.97%
Taiwan	0.83%
Spain	0.56%
Ireland	0.49%
Singapore	0.47%
Norway	0.31%
China	0.27%

109.44%

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
* CHF 16,516,900	USD	13,740,042	9/20/2006	$293,010
* EUR 3,810,200	USD	4,919,894	9/20/2006	32,429
* GBP 540,700	USD	1,030,617	9/20/2006	808
* JPY 5,403,935,300	USD	47,517,247	11/15/2006	998,428
* NOK 31,536,700	USD	5,026,432	9/20/2006	31,706
* SEK 14,994,000	USD	2,102,857	9/20/2006	30,632
* USD 16,906,946	AUD	22,571,700	10/18/2006	310,187
* USD 18,876,724	CAD	21,172,500	10/18/2006	306,243
* USD 2,435,628	CHF	3,017,100	9/20/2006	20,707
* USD 41,629,263	EUR	32,709,200	9/20/2006	327,871
* USD 59,592,398	GBP	32,076,900	9/20/2006	1,500,784
* USD 2,923,133	SEK	21,308,700	9/20/2006	21,806

				$3,874,611

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
* AUD 2,717,900	USD	2,055,899	10/18/2006	$(17,248)
* CAD 17,777,000	USD	15,791,460	10/18/2006	(315,074)
* CHF 1,220,800	USD	983,358	9/20/2006	(10,541)
* EUR 47,092,500	USD	59,871,441	9/20/2006	(535,611)
* GBP 16,214,900	USD	29,973,276	9/20/2006	(909,379)
* SEK 7,305,300	USD	1,003,710	9/20/2006	(5,909)
* USD 4,063,929	AUD	5,316,400	10/18/2006	(8,710)
* USD 5,357,518	CHF	6,549,600	9/20/2006	(25,241)
* USD 13,427,802	EUR	10,411,600	9/20/2006	(72,510)
* USD 6,175,356	JPY	700,714,900	11/15/2006	(143,376)
* USD 5,251,764	NOK	31,848,200	9/20/2006	(207,703)

				$(2,251,302)

Net Unrealized Apreciation (Depreciation)				$1,623,309

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD	-	Australian Dollar
CAD	-	Canada Dollar
CHF	-	Swiss Franc
EUR	-	Euro Dollar
GBP	-	Bristish Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

See Notes to Schedule of Investments

GLOBAL STRATEGY FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

		Shares/ Principal Amount (Denominated in USD unless otherwise indicated)	Value (Note 1)
COMMON STOCK - 63.02%
Aerospace/Defense - 1.18%

BAE Systems PLC		378,499	$2,670,125
Rolls Royce Group PLC+		263,239	2,186,574

			4,856,699

Automotive - 1.34%

Bayerische Motoren Werke AG#		55,255	2,862,744
Valeo SA#		72,301	2,645,467

			5,508,211

Banks - 4.73%

Banco Santander Central Hispano SA#		252,609	3,919,158
DBS Group Holdings, Ltd.		269,397	3,081,269
HSBC Holdings, PLC		163,853	2,974,836
Kookmin Bank ADR#		33,378	2,689,599
Mitsubishi Tokyo Financial Group, Inc.		116	1,580,987
Nordea Bank AB		272,555	3,435,968
Sumitomo Mitsui Financial Group, Inc.		155	1,742,834

			19,424,651

Broadcasting - 3.57%

British Sky Broadcasting Group PLC		443,808	4,736,410
Comcast Corp., Special Class A+		114,077	3,982,428
DIRECTTV Group Inc.+		317,226	5,960,677

			14,679,515

Chemical - 0.96%

Akzo Nobel NV		24,260	1,397,388
Dow Chemical Co.		66,218	2,524,892

			3,922,280

Commercial Services - 1.89%

Group 4 Securicor PLC		855,503	2,834,323
Rentokil Initial PLC		818,313	2,341,060
Smiths Group PLC		157,970	2,586,733

			7,762,116

Conglomerates - 1.23%

Swire Pacific, Ltd.		220,766	2,424,175
Tyco International, Ltd.		101,165	2,645,465

			5,069,640

Drugs - 5.37%

Abbott Laboratories		66,899	3,257,981
Bristol-Myers Squibb Co.		123,270	2,681,122
GlaxoSmithKline PLC		164,866	4,671,030
Pfizer, Inc.		160,259	4,416,738
Sanofi-Aventis#		42,982	3,857,399
Takeda Pharmaceutical Co., Ltd.#		47,679	3,155,721

			22,039,991

Electronics/Electrical Equipment - 5.80%

Gamesa Corp. Tecnologica SA		172,747	3,640,628
Hitachi, Ltd.#		477,911	3,032,869
Koninklijke Philips Electronics NV		120,676	4,115,559
Mabuchi Motor Co., Ltd.#		20,706	1,317,550
National Grid PLC		209,043	2,539,422
NEC Corp.		180,531	1,050,323
Samsung Electronics Co., Ltd.		124	83,845
Sony Corp. ADR		77,607	3,368,920
Venture Corp, Ltd.		193,962	1,429,680
Vestas Wind Systems A/S+		115,838	3,242,923

			23,821,719

Financial Services - 3.58%

Amvescap PLC		328,799	3,393,191
Fannie Mae		28,566	1,504,000
H & R Block, Inc.		104,215	2,191,641
JPMorgan Chase & Co.		87,804	4,009,131
Morgan Stanley		17,513	1,152,180
Nomura Holdings, Inc.#		126,706	2,450,042

			14,700,185

Foods - 1.78%

Compass Group PLC		857,950	4,169,714
Unilever PLC		131,065	3,134,404

			7,304,118

Freight - 0.89%

Deutsche Post AG		144,737	3,669,655

Healthcare - 0.50%

Boots Group PLC		139,096	2,041,962

Hospital Management - 0.41%

Tenet Healthcare Corp.+		213,537	1,682,672

Information Processing - Computer Services - 0.00%

Lite-On Technology Corp.		15,000	18,627

Information Processing - Hardware - 0.64%

Seagate Technology+		117,686	2,618,513

Information Processing - Services - 0.55%

Check Point Software Technologies, Ltd.+		121,399	2,256,807

Information Processing - Software - 1.30%

Microsoft Corp.		126,124	3,240,126
Oracle Corp.+		132,880	2,079,572

			5,319,698

Insurance - 4.78%

ACE, Ltd.		57,657	3,105,406
AXA#		119,489	4,439,415
ING Groep NV		119,487	5,166,474
Swiss Re		57,362	4,376,075
XL Capital, Ltd., Class A		39,000	2,559,960

			19,647,330

Leisure & Tourism - 0.70%

Mattel, Inc.		74,331	1,400,396
Nintendo Co., Ltd.#		7,124	1,461,271

			2,861,667

Manufacturing - 0.66%

Siemens AG ADR		31,840	2,707,992

Medical Technology - 0.47%

Boston Scientific Corp.+		111,251	1,940,217

Metals - 0.35%

Companhia Vale do Rio Doce ADR		79,640	1,433,520

Multimedia - 2.95%

News Corp., Class A		206,437	3,928,496
Pearson PLC		206,609	2,938,654
Time Warner, Inc.		144,156	2,395,873
Viacom, Inc.+		78,170	2,837,571

			12,100,594

Oil & Gas - 5.04%

BP PLC		282,105	3,206,740
Centrica PLC		272,288	1,529,428
El Paso Corp.		344,616	5,003,824
ENI SpA		127,040	3,889,898
Repsol YPF SA#		92,012	2,645,253
Royal Dutch Shell PLC, Class B		123,176	4,409,228

			20,684,371

Paper/Forest Products - 2.06%

Stora Enso Oyj		293,983	4,466,905
UPM-Kymmene Oyj		168,687	3,998,096

			8,465,001

Photography - 0.72%

Fuji Photo Film Co., Ltd.		80,707	2,956,174

Publishing - 1.58%

R. R. Donnelley & Sons Co.		58,764	1,905,129
Reed Elsevier NV		284,434	4,562,319

			6,467,448

Real Estate - 1.05%

Cheung Kong Holdings, Ltd.		390,324	4,313,652

Retail - 0.71%

Target Corp.		60,653	2,934,999

Telecommunications - 3.32%

Avaya, Inc.+		206,631	2,159,294
Chunghwa Telecom Co., Ltd. ADR		81,664	1,413,604
France Telecom SA#		153,242	3,420,361
SK Telecom Co., Ltd. ADR		1,450	31,755
Telenor ASA		241,162	3,051,718
Vodafone Group PLC ADR#		163,547	3,547,334

			13,624,066

Utilities - Communication - 1.72%

Telefonica SA ADR		56,803	2,921,378
Telefonos de Mexico SA de CV ADR		172,207	4,157,077

			7,078,455

Utilities - Electric - 0.85%

E. ON AG		27,599	3,506,144

Water Services - 0.34%

Suez SA#		32,348	1,383,355

Total Common Stock
(Cost $252,793,568)			$258,802,044

FOREIGN BONDS - 32.04%
Government Agencies - 32.04%
Egypt Treasury Bill:
Zero Coupon due 02/20/07	EGP	16,450,000	2,764,024
Zero Coupon due 03/06/07	EGP	75,000	12,518
Zero Coupon due 03/27/07	EGP	50,000	8,304
European Investment Bank:
2.13% due 09/20/07	JPY	439,000,000	3,803,297
3.00% due 09/20/06	JPY	37,000,000	315,516
Government of Canada:
Zero Coupon due 02/22/07	CAD	4,905,000	4,351,174
3.25% due 12/01/06	CAD	175,000	157,972
4.50% due 09/01/07	CAD	2,238,000	2,032,281
6.00% due 06/01/08	CAD	1,237,000	1,156,275
6.00% due 06/01/11	CAD	3,833,000	3,763,505
7.00% due 12/01/06	CAD	10,000	9,106
Government of Malaysia:
3.14% due 12/17/07	MYR	300,000	80,955
4.31% due 02/27/09	MYR	5,000,000	1,370,751
6.45% due 07/01/08	MYR	12,515,000	3,553,060
6.90% due 03/15/07	MYR	5,000,000	1,382,344
Government of New Zealand:
7.00% due 07/15/09	NZD	4,490,000	2,981,433
Government of Poland:
5.75% due 09/23/22	PLN	590,000	188,589
6.00% due 05/24/09	PLN	14,950,000	4,958,655
6.25% due 10/24/15	PLN	4,150,000	1,410,212
8.50% due 05/12/07	PLN	12,945,000	4,318,152
8.50% due 11/12/06	PLN	770,000	251,984
Inter American Development Bank:
9.00% due 01/04/07	ISK	3,000,000	42,596
Kingdom of Belgium:
7.50% due 07/29/08	EUR	146,000	200,337
Kingdom of Norway:
6.75% due 01/15/07	NOK	52,493,000	8,399,586
Kingdom of Spain:
3.10% due 09/20/06	JPY	25,000,000	213,203
Kingdom of Sweden:
Zero Coupon due 09/20/06	SEK	3,660,000	504,485
5.50% due 10/08/12	SEK	27,480,000	4,171,220
8.00% due 08/15/07	SEK	52,065,000	7,507,137
Kingdom of Thailand:
Zero Coupon due 05/03/07	THB	80,591,000	2,075,399
Zero Coupon due 06/07/07	THB	82,000,000	2,101,358
Zero Coupon due 08/02/07	THB	1,467,000	37,297
8.00% due 12/08/06	THB	89,405,000	2,396,953
Kreditanstalt Fur Wiederaufbau:
8.25% due 09/20/07	ISK	30,700,000	427,816
Kreditanst Fur Wie:
0.20% due 08/08/11	JPY	330,000,000	2,813,491
Queensland Treasury Corp.:
6.00% due 07/14/09	AUD	167,000	127,753
6.00% due 08/14/13	AUD	1,567,000	1,201,702
6.00% due 10/14/15	AUD	120,000	92,380
Republic of Argentina:
5.59% due 08/03/12(2)	USD	4,328,000	3,040,420
Republic of Austria:
5.00% due 07/15/12*	EUR	426,000	583,504
9.00% due 09/15/06	ISK	209,800,000	3,021,629
Republic of Indonesia:
10.00% due 10/15/11	IDR	1,200,000,000	124,168
10.75% due 05/15/16	IDR	39,900,000,000	4,139,565
11.00% due 11/15/20	IDR	31,680,000,000	3,279,787
12.00% due 09/15/26	IDR	6,000,000,000	668,706
12.80% due 06/15/21	IDR	11,100,000,000	1,300,105
14.28% due 12/15/13	IDR	10,200,000,000	1,263,872
Republic of Iraq:
5.80% due 01/15/28	USD	1,000,000	642,500
Republic of Italy:
0.38% due 10/10/06	JPY	778,000,000	6,628,199
Republic of Peru:
7.35% due 07/21/25#	USD	800,000	844,000
Republic of Philippines:
9.00% due 02/15/13	USD	797,000	889,651
9.50% due 02/02/30	USD	250,000	305,000
Republic of Singapore:
4.00% due 03/01/07	SGD	8,761,000	5,602,881
Republic of Slovakia:
Zero Coupon due 01/14/07	SKK	76,500,000	2,554,326
4.80% due 04/14/09	SKK	800,000	26,815
4.90% due 02/11/14	SKK	109,900,000	3,684,387
4.95% due 03/05/08	SKK	700,000	23,656
5.30% due 05/12/19	SKK	2,200,000	76,154
Republic of South Korea:
3.75% due 09/10/07	KRW	3,115,000,000	3,208,713
4.25% due 09/10/08	KRW	150,000,000	154,443
4.50% due 09/09/08	KRW	1,100,000,000	1,137,817
4.75% due 03/03/07	KRW	7,100,000,000	7,389,510
6.90% due 01/16/07	KRW	7,400,000,000	7,758,892
South Wales Treasury Corp.:
8.00% due 03/01/08	AUD	1,359,000	1,065,689
United Mexican States:
10.00% due 12/05/24	MXN	9,400,000	985,054

			131,582,263

Total Foreign Bonds
(Cost $131,563,878)			$131,582,263

UNITED STATES GOVERNMENT BONDS - 1.12%
Government Agencies - 1.12%

Federal National Mtg. Assoc.:
2.13% due 10/09/07		460,000,000	3,989,827
1.75% due 03/26/08		70,000,000	607,357

(Cost $4,763,542)			4,597,184

RIGHTS -0.35%
Republic of Argentina(3)
Expires 12/15/35		3,655,000	435,482
Republic of Argentina#(3)
Expires 12/15/35		10,740,000	1,020,300

			1,455,782

Total Rights
(cost $1,456,050)			1,455,782

Total Long-Term Investments
(Cost $390,577,038)			396,437,273

SHORT-TERM INVESTMENT SECURITIES - 12.08%
Collective Investment Pool - 9.66%

Securities Lending Quality Trust(4)		39,660,102	39,660,102

U.S. Government Agencies - 2.40%
Federal Home Loan Bank Cons. Disc. Notes:
4.98% due 09/01/06		9,861,000	9,860,994
Foreign Government Agencies - 0.02%
Republic of Singapore:
2.70% due 11/30/06	SGD	150,000	94,675

			9,955,669

Total Short-Term Investment Securities
(Cost $49,609,702)			$49,615,771

TOTAL INVESTMENTS
(Cost $440,186,740)(1)		108.61%	446,053,044
Liabilities in excess of other assets		(8.61)%	(35,366,661)

NET ASSETS		100.00%	$410,686,383

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $583,504 representing 0.14% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investment on a tax basis.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(3)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(4)	The security is purchased with the cash collateral received from securities loaned.

The following represents the investment holding held by Global Strategy Fund as a percentage of net assets as of August 31, 2006:

Country	Percent of Net Assets
United States	36.12%
United Kingdom	12.83%
Korea	4.80%
Japan	4.56%
Germany	3.89%
Sweden	3.80%
Netherlands	3.71%
France	3.00%
Canada	2.79%
Norway	2.79%
Poland	2.71%
Indonesia	2.62%
Italy	2.56%
Spain	2.54%
Singapore	2.49%
Finland	2.06%
Hong Kong	1.64%
Thailand	1.61%
Malaysia	1.56%
Slovakia	1.55%
Argentina	1.09%
Switzerland	1.07%
Luxembourg	0.93%
Austria	0.88%
Denmark	0.79%
New Zealand	0.73%
Egypt	0.68%
Cayman Islands	0.64%
Bermuda	0.62%
Australia	0.61%
Philipine	0.29%
Mexico	0.24%
Peru	0.21%
Iraq	0.16%
Belgium	0.05%
Taiwan	0.00%

Total Investments	108.61%

AUD	- Australian Dollar
CAD	- Canadian Dollar
EGP	- Egyptian Pound
EUR	- Euro Dollar
IDR	- Indonesian Rupiah
ISK	- Iceland Krona
JPY	- Japanese Yen
KRW	- South Korean Won
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
SKK	- Slovakian Koruna
THB	- Thailand Baht
USD	- United States Dollar

See Notes to Schedule of Investments

GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 3.92%
Banks - 3.47%

American Express Centurion Bank:
5.49% due 11/16/09 (2)	$2,000,000	$2,009,501
Suntrust Bank:
5.20% due 01/17/17 #	2,000,000	1,938,234

		3,947,735

Financial Services - 0.45%

General Electric Capital Corp.:
6.00% due 06/15/12	500,000	516,732

Total Corporate Bonds (Cost $4,545,105)		4,464,467

FOREIGN BONDS - 1.79%
Oil & Gas - 1.79%

Shell International Finance BV:
5.63% due 06/27/11
(Cost $1,998,257)	2,000,000	2,039,586

UNITED STATES GOVERNMENT BONDS - 86.71%
Government Agencies - 54.81%

Federal Home Loan Bank:
3.50% due 05/15/07	4,340,000	4,285,307
3.88% due 12/20/06	2,750,000	2,737,416
3.90% due 02/25/08	1,415,000	1,390,934
4.25% due 09/12/08 #	1,200,000	1,181,492
4.50% due 09/08/08 #	4,900,000	4,848,026
5.00% due 09/18/09	1,200,000	1,200,329
5.38% due 06/14/13	1,000,000	1,017,415
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07 #	3,396,000	3,369,518
4.35% due 06/02/08	4,855,000	4,786,404
4.45% due 03/06/08	4,770,000	4,722,004
4.50% due 09/01/19	1,577,554	1,516,058
5.00% due 10/01/34	712,394	684,864
5.05% due 02/14/08	3,585,000	3,576,030
6.00% due 11/01/33	993,480	997,571
6.50% due 02/01/32	441,015	449,715
6.88% due 09/15/10 #	4,186,000	4,464,938
7.50% due 09/01/16	110,548	115,424
8.00% due 02/01/30	10,971	11,553
8.00% due 08/01/30	2,542	2,676
8.00% due 06/01/31	9,900	10,425
8.25% due 04/01/17	64	68
Federal National Mtg. Assoc.:
3.88% due 02/01/08 #	3,200,000	3,144,739
4.38% due 07/17/13	1,000,000	956,233
4.75% due 12/15/10 #	1,588,000	1,570,748
5.00% due 02/01/19	971,601	954,096
5.25% due 08/01/12 #	4,000,000	3,998,124
5.50% due 12/01/33	508,171	500,315
5.50% due 10/01/34	807,549	794,260
6.00% due 05/15/11 #	2,000,000	2,079,618
6.00% due 05/12/16	1,000,000	1,013,512
6.00% due 06/01/35	421,647	422,212
6.50% due 02/01/17	156,499	159,307
6.50% due 08/01/31	284,751	290,175
6.50% due 07/01/32	877,618	893,720
7.00% due 09/01/31	173,659	178,678
7.50% due 03/01/32	106,385	109,925
11.50% due 09/01/19	536	585
12.00% due 01/15/16	263	295
12.50% due 09/01/15	463	511
13.00% due 11/15/15	1,660	1,836
14.50% due 11/01/14	373	421
Government National Mtg. Assoc.:
6.00% due 01/15/32	223,200	225,621
6.50% due 08/15/31	359,070	367,546
7.50% due 02/15/29	9,121	9,505
7.50% due 07/15/30	917	955
7.50% due 01/15/31	12,906	13,438
7.50% due 02/15/31	12,525	13,041

Tennessee Valley Auth.:
4.75% due 08/01/13	3,400,000	3,330,745

		62,398,328

Government Obligations - 26.07%

United States Treasury Bonds:
2.00% due 01/15/26 #	2,023,996	1,949,755
4.50% due 02/15/36 #	2,000,000	1,882,344
6.25% due 08/15/23 #	2,000,000	2,293,282
6.63% due 02/15/27 #	1,000,000	1,214,141
7.25% due 05/15/16 #	2,000,000	2,380,860
7.25% due 08/15/22 #	2,400,000	3,004,126
United States Treasury Bonds Strip: Zero Coupon due 08/15/24	2,040,000	834,607
United States Treasury Notes:
2.00% due 01/15/14 #	1,572,416	1,544,099
2.25% due 02/15/07 #	3,000,000	2,961,444
3.75% due 03/31/07 #	3,000,000	2,976,327
4.00% due 02/15/15 #	3,000,000	2,847,069
4.13% due 05/15/15 #	3,000,000	2,870,040
4.25% due 08/15/13 #	3,000,000	2,917,032

		29,675,126

United States Bonds & Notes - 5.83%

United States Treasury Bonds:
7.88% due 02/15/21 #	3,000,000	3,903,750
8.50% due 02/15/20 #	1,000,000	1,350,547
8.75% due 08/15/20 #	1,000,000	1,382,812

		6,637,109

Total United States Government Bonds
(Cost $99,396,234)		98,710,563

Total Long-Term Investment Securities
(Cost $105,939,596)		105,214,616

SHORT-TERM INVESTMENT SECURITIES -18.35%
Collective Investment Pool - 18.35%

Securities Lending Quality Trust (1) (Cost $20,887,563)	20,887,563	20,887,563

REPURCHASE AGREEMENT - 1.60%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $1,821,244 and collateralized by Federal Home Loan Mtg. Corp Notes., bearing interest at 5.00%, due 11/01/10 and having an approximate value of $1,877,013 (Cost $1,821,000)	1,821,000	1,821,000

TOTAL INVESTMENTS
(Cost $128,148,159)(3)	112.37%	127,923,179
Liabilities in excess of other assets	(12.37)%	(14,080,727)

NET ASSETS —	100.00%	$113,842,452

#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Floating rate security where the rate fluctuates. The rate moves up and down for each reset date. The rate reflected is as of August 31, 2006.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENT - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.62%
Aerospace/Defense - 3.27%

Boeing Co.	37,400	$2,801,260
United Technologies Corp.	29,100	1,824,861

		4,626,121

Banks - 4.98%

Bank of America Corp.	69,600	3,582,312
Wachovia Corp.	25,300	1,382,139
Wells Fargo & Co.	59,800	2,078,050

		7,042,501

Beverages - 1.49%

PepsiCo, Inc.	32,200	2,102,016

Chemical - 2.01%

Air Products & Chemicals, Inc.	21,800	1,445,122
Dow Chemical Co.	36,700	1,399,371

		2,844,493

Conglomerates - 7.98%

3M Co.	39,700	2,846,490
General Electric Co.	127,700	4,349,462
ITT Industries, Inc.	83,500	4,087,325

		11,283,277

Drugs - 3.37%

Pfizer, Inc.	89,400	2,463,864
Schering-Plough Corp.	109,700	2,298,215

		4,762,079

Electronics/Electrical Equipment - 1.39%

Ametek, Inc.	45,800	1,963,904

Financial Services - 10.26%

American Express Co.	53,500	2,810,890
Bear Stearns Cos., Inc.	19,400	2,528,790
Citigroup, Inc.	89,300	4,406,955
JPMorgan Chase & Co.	58,700	2,680,242
Merrill Lynch & Co., Inc.	28,400	2,088,252

		14,515,129

Foods - 3.55%

General Mills, Inc.	53,200	2,885,036
Sysco Corp.	68,200	2,140,798

		5,025,834

Freight - 1.29%

United Parcel Service, Inc.	26,100	1,828,305

Hospital Supplies - 4.90%

CR Bard, Inc.	29,400	2,210,292
Johnson & Johnson	43,600	2,819,176
Medtronic, Inc.	40,600	1,904,140

		6,933,608

Household Products - 2.31%

Procter & Gamble Co.	52,800	3,268,320

Information Processing - Hardware - 3.22%

Hewlett-Packard Co.	65,500	2,394,680
International Business Machines Corp.	26,700	2,161,899
Seagate Technology, Inc.+(1)(2)(6)	10,000	0

		4,556,579

Information Processing - Services - 1.47%

Yahoo!, Inc.+	72,100	2,077,922

Information Processing - Software - 2.06%

Microsoft Corp.	113,200	2,908,108

Insurance - 6.33%

Aetna, Inc.	61,200	2,280,924
Allstate Corp.	42,500	2,462,450
Chubb Corp.	40,800	2,046,528
MetLife, Inc.	39,400	2,168,182

		8,958,084

Leisure & Tourism - 1.00%

McDonald’s Corp.	39,500	1,418,050

Medical - Biomedical/Gene - 1.43%

Amgen, Inc.+	29,700	2,017,521

Metals - 1.05%

Alcoa, Inc.	52,000	1,486,680

Multimedia - 4.67%

News Corp., Class A	120,100	2,285,503
Time Warner, Inc.	167,400	2,782,188
Viacom, Inc.+	42,200	1,531,860

		6,599,551

Oil & Gas - 7.80%

ConocoPhillips	31,000	1,966,330
Exxon Mobil Corp.	56,500	3,823,355
Smith International, Inc.	51,400	2,157,258
Valero Energy Corp.	31,000	1,779,400
XTO Energy, Inc.	28,500	1,304,445

		11,030,788

Retail - 3.00%

Home Depot, Inc.	61,900	2,122,551
Wal-Mart Stores, Inc.	47,600	2,128,672

		4,251,223

Semiconductors - 3.86%

Applied Materials, Inc.	134,900	2,277,112
Intel Corp.	78,400	1,531,936
Texas Instruments, Inc.	50,800	1,655,572

		5,464,620

Telecommunications - 6.33%

Cisco Systems, Inc.+	107,100	2,355,129
Motorola, Inc.	110,200	2,576,476
QUALCOMM, Inc.	30,300	1,141,401
Verizon Communications, Inc.	81,800	2,877,724

		8,950,730

Tobacco - 2.24%

Altria Group, Inc.	37,900	3,165,787

Utilities - Communication - 2.01%

AT&T, Inc.	91,200	2,839,056

Utilities - Electric - 2.35%

Exelon Corp.#	30,000	1,829,400
Southern Co.#	43,600	1,494,172

		3,323,572

Total Long-Term Investment Securities
(Cost $130,036,247)		135,243,858

SHORT-TERM INVESTMENT SECURITIES 1.11%
Collective Investment Pool 1.11%

Securities Lending Quality Trust (3)
(Cost $1,570,450)	1,570,450	1,570,450

REPURCHASE AGREEMENT - 1.15%

State Street Bank & Trust Co., Joint Repurchase Agreement (4)
(Cost $1,633,000)	$1,633,000	1,633,000

TOTAL INVESTMENTS
(Cost $133,239,697)(5)	97.88%	138,447,308
Other assets less liabilities	2.12%	2,997,967

NET ASSETS	100.00%	141,445,275

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	Illiquid security
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 2 for details of Joint Repurchase Agreement.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Growth & Income Fund Fund held the following restricted security:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Seagate Technology, Inc. Common Stock	11/22/2000	10,000	$0	$0	$0	0.00%

See Notes to Schedule of Investments

HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount/ Contracts	Value (Note 1)
COMMON STOCK - 101.07%
Chemical - 1.27%

Monsanto Co.(4)	25,600	$1,214,464
Symyx Technologies, Inc.+	49,700	1,138,130

		2,352,594

Commercial Services - 0.18%

Discovery Partners International, Inc.+	90,200	329,230

Drugs - 30.19%

Abbott Laboratories	7,100	345,770
Acadia Pharmaceuticals, Inc.+	5,500	47,630
Adolor Corp.+	16,100	401,695
Advanced Life Sciences Holdings, Inc.+	27,700	81,992
Alkermes, Inc.+	115,100	1,881,885
Allergan, Inc.(4)	8,100	927,936
Array Biopharma, Inc.+	23,900	202,672
Astellas Pharma, Inc.	48,400	1,962,469
Barr Pharmaceuticals, Inc.+(4)	20,300	1,146,950
Caremark Rx, Inc.+(4)	50,200	2,908,588
Cephalon, Inc.+(4)	109,300	6,232,286
Chugai Pharmaceutical Co., Ltd.	44,800	992,206
Combinatorx, Inc.	32,115	242,468
Cubist Pharmaceuticals, Inc.+(4)	83,200	1,951,872
Elan Corp. PLC ADR+(4)	194,200	3,210,126
Eli Lilly & Co.(4)	34,900	1,951,957
Forest Laboratories, Inc.+(4)	17,500	874,650
GlaxoSmithkline Phamaceutical, Ltd.	20,400	536,971
GlaxoSmithKline PLC	18,000	509,981
Idenix Pharmaceuticals, Inc.+(5)	40,000	404,400
Insite Vision, Inc.	117,700	215,391
Medicis Pharmaceutical Corp.	5,700	166,953
Merck & Co., Inc.(4)	5,600	227,080
Novartis AG ADR	34,800	1,987,776
Novo-Nordisk AS	8,000	591,509
OSI Pharmaceuticals, Inc.+(4)	95,096	3,544,228
Pfizer, Inc.(4)	69,360	1,911,562
Pharmion Corp.+	12,400	230,392
Poniard Pharmaceuticals, Inc.	273,824	172,509
Rigel Pharmaceuticals, Inc.+	7,400	73,408
Roche Holding AG	22,236	4,099,077
Sanofi-Aventis	14,300	1,283,347
Schering-Plough Corp.	53,000	1,110,350
Schwarz Pharma AG	15,160	1,415,880
Sepracor, Inc.+(4)	83,500	3,925,335
Shire Pharmaceuticals Group PLC ADR	17,100	876,375
Takeda Pharmaceutical Co., Ltd.	6,300	416,977
Teva Pharmaceutical Industries, Ltd. ADR(4)	23,482	816,234
Towa Pharmaceutical Co., Ltd.	14,700	373,150
Valeant Pharmaceuticals International	92,200	1,812,652
ViroPharma, Inc.+	22,500	281,475
Wyeth(4)	63,482	3,091,573
Xenoport, Inc.+	11,600	254,504

		55,692,241

Electronics/Electrical Equipment - 0.13%

Thermo Electron Corp.+	6,000	235,200

Financial Services - 0.13%

Pharmaceutical HOLDRs Trust	3,100	236,406

Healthcare - 10.23%

Community Health Systems, Inc.+	66,600	2,581,416
Cooper Cos., Inc.	1,200	59,976
Covance, Inc.+	600	37,722
Dade Behring Holdings, Inc.(4)	34,700	1,405,003
DaVita, Inc.+(4)(5)	42,800	2,497,808
Edwards Lifesciences Corp.+(4)	20,700	966,483
Fresenius AG	5,840	995,020
HealthExtras, Inc.+	37,300	1,146,229
Healthways, Inc.+	9,800	505,876
Lincare Holdings, Inc.+	5,800	214,774
Manor Care, Inc.(4)	20,100	1,049,220
Medco Health Solutions, Inc.+(4)	31,400	1,989,818
National Medical Health Card Systems, Inc.+	20,100	307,329
Patterson Cos., Inc.+	18,100	557,842
Phonak Holding AG	19,300	1,152,496
ResMed, Inc.+(4)	44,700	1,818,396
Respironics, Inc.+(4)	12,300	453,993
Symbion, Inc.+	24,500	566,440
United Surgical Partners International, Inc.+(4)	19,800	558,756

		18,864,597

Hospital Management - 2.09%

LifePoint Hospitals, Inc.+(4)	29,600	1,007,880
Omnicare, Inc.(4)	37,600	1,703,656
Triad Hospitals, Inc.+(4)	25,900	1,141,154

		3,852,690

Hospital Supplies - 5.16%

Altus Pharmaceuticals, Inc.+	21,000	304,920
Cardinal Health, Inc.(4)	20,400	1,375,368
CR Bard, Inc.	13,000	977,340
Fresenius Medical Care AG	7,000	923,529
Henry Schein, Inc.+(4)	15,000	748,050
Johnson & Johnson(4)	21,100	1,364,326
Medtronic, Inc.(4)	17,100	801,990
St. Jude Medical, Inc.+(4)	53,900	1,962,499
Stryker Corp.(4)	22,200	1,066,266

		9,524,288

Information Processing - Services - 0.04%

WebMD Health Corp.+	1,800	66,528

Information Processing - Software - 0.21%

Allscripts Heathcare Solutions, Inc.+	8,300	168,988
Quality Systems, Inc.+	5,500	220,550

		389,538

Insurance - 11.61%

Aetna, Inc.(4)(5)	49,100	1,829,957
AMERIGROUP Corp.+(4)	31,900	1,006,126
Assurant, Inc.	23,200	1,193,640
Centene Corp.+	64,600	998,070
CIGNA Corp.(4)	31,300	3,539,091
Coventry Health Care, Inc.+(4)	16,750	908,520
Humana, Inc.+(4)	34,100	2,077,713
UnitedHealth Group, Inc.(4)(5)	105,300	5,470,335
WellPoint, Inc.+(4)(5)	56,700	4,389,147

		21,412,599

Medical - Biomedical/Gene - 17.18%

Affymetrix, Inc.+	4,000	85,240
Alexion Pharmaceuticals, Inc.+(4)	52,600	1,975,130
Amgen, Inc.+(4)	78,000	5,298,540
Basilea Pharmaceutical+	2,900	417,029
Biocryst Pharmaceuticals, Inc.+	71,700	732,774
Biogen Idec, Inc.+(4)(5)	39,100	1,725,874
BioSphere, Inc.+	77,600	494,312
Celgene Corp.+(4)	37,200	1,513,668
Cell Genesys, Inc.+	35,300	176,147
Decode Genetics, Inc.+	105,900	597,276
Encysive Pharmaceuticals, Inc.+	8,300	36,603
Exelixis, Inc.+	84,600	823,158
Genentech, Inc.+(4)	78,200	6,453,064
Genmab AS+	29,200	1,088,280
Genzyme Corp.+(4)	6,300	417,249
Human Genome Sciences, Inc.+	46,900	526,687
ICOS Corp.+(4)	2,900	71,282
Invitrogen Corp.+(4)(5)	10,000	608,500
Kosan Biosciences, Inc.+	2,200	7,458
Labopharm, Inc.+	5,600	40,936
MedImmune, Inc.+(5)	49,600	1,370,944
Momenta Pharmaceuticals, Inc.+	21,300	338,031
Myogen, Inc.+(4)	65,100	2,265,480
Myriad Genetics, Inc.+	8,900	225,081
Panacos Pharmaceuticals, Inc.+	24,700	139,555
PDL BioPharma, Inc.+(4)	74,200	1,461,740
Regeneron Pharmaceuticals, Inc.+	8,800	139,744
Tercica, Inc.+	63,100	422,770
Vertex Pharmaceuticals, Inc.+(4)	65,194	2,245,933

		31,698,485

Medical Technology - 8.70%

Applera Corp. - Celera Genomics Group+	46,900	652,848
Aspect Medical Systems, Inc.+	5,700	110,124
Baxter International, Inc.(4)	38,200	1,695,316
Boston Scientific Corp.+(4)	63,200	1,102,208
Cerus Corp.+	55,800	361,584
Conor Medsystems, Inc.+	3,400	91,800
CryoLife, Inc.+	18,300	109,617
Digene Corp.+	16,500	687,225
Gen-Probe, Inc.+(4)	22,100	1,074,281
Illumina, Inc.+(4)	19,200	646,656
Immucor Corp.+(4)	52,050	1,081,079
Incyte Genomics, Inc.+(5)	150,200	767,522
Integra LifeSciences Corp.+	3,100	119,226
LCA-Vision, Inc.(4)	26,600	1,171,198
Martek Biosciences Corp.+(4)	29,000	872,030
Nektar Therapeutics+(4)	34,100	597,432
Nobel Biocare Holding AG	7,500	1,828,005
Northstar Neuroscience, Inc.+	3,800	44,650
OraSure Technologies, Inc.+	14,100	96,726
Qiagen NV+	66,500	961,590
Stereotaxis, Inc.+	29,200	324,996
Zimmer Holdings, Inc.+(4)	24,200	1,645,600

		16,041,713

Optical Instruments & Lenses - 1.00%

Alcon, Inc.(4)	15,700	1,849,303

Real Estate Investment Trusts - 0.20%

Ventas, Inc.	9,300	372,465

Retail - 0.69%

Walgreen Co.	25,600	1,266,176

Retirement/Aged Care - 0.24%

Sunrise Senior Living, Inc.+	14,900	439,699

Therapeutics - 11.82%

Alexza Pharmaceuticals, Inc.+	29,100	203,700
Amylin Pharmaceuticals, Inc.+(4)	58,100	2,633,673
AtheroGenics, Inc.+	10,600	148,400
BioMarin Pharmaceutical, Inc.+	15,500	257,920
CV Therapeutics, Inc.+	31,200	351,000
Favrille, Inc.+	56,500	235,040
Gilead Sciences, Inc.+(4)(5)	128,300	8,134,220
Grifola SA+	88,100	759,610
ImClone Systems, Inc.+(4)(5)	14,500	433,550
Mannkind Corp.+	17,000	313,140
Medicines Co.+(4)	156,500	3,530,640
MGI Pharma, Inc.+(4)	89,400	1,352,622
Neurocrine Biosciences, Inc.+(4)	46,900	543,571
NPS Pharmaceuticals, Inc.+	4,600	20,516
Onyx Pharmaceuticals, Inc.+(4)(5)	37,000	559,070
Theravance, Inc.+(4)(5)	58,200	1,544,628
Trimeris, Inc.+	80,100	747,333
United Therapeutics Corp.+	600	32,754

		21,801,387

Total Common Stock
(Cost $165,259,718)		186,425,139

PUT OPTIONS PURCHASED - 0.03%

Baxter International, Inc.
Jan 07 (Strike price $45.00)	82	20,090
Cephalon, Inc.
Sep 06 (Strike price $60.00)	86	29,240
Coventry Health Care, Inc.
Jan 07 (Strike price $65.00)	9	9,810

Total Put Options Purchased
(Cost $22,364)		59,140

WARRANTS- 0.05%
Medical - Biomedical/Gene - 0.04%

Myogen, Inc.
Expires 9/09/09 (Strike price $7.80)+(3)(6)	2,460	66,420

Therapeutics - 0.01%

Favrille, Inc.
Expires 03/07/11 (Strike price $5.26)+(3)(6)	15,435	0
Mannkind Corp.
Expires 08/05/10 (Strike price $12.23)+(3)(6)	15,000	18,576
Poniard Pharmaceuticals, Inc.
Expires 12/03/08 (Strike price $6.00)+(3)(6)	2,000	0
Poniard Pharmaceuticals, Inc.
Expires 01/31/11 (Strike price $0.77)+(3)(6)	67,560	0

Total Warrants
(Cost $2,612)		84,996

Total Long-Term Investment Securities
(Cost $165,284,694)		186,569,275

SHORT-TERM INVESTMENT SECURITIES - 0.40%
Registered Investment Companies - 0.40%

T. Rowe Price Reserve Investment Fund (Cost 739,677)	739,677	739,677

TOTAL INVESTMENTS
(Cost $166,024,371)(1)	101.55%	187,308,952
Liabilities in excess of other assets	(1.55)%	(2,854,249)

NET ASSETS	100.00%	184,454,703

ADR -	American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security (see Note 1)
(3)	Illiquid security
(4)	A portion of this security is subject to options written.
(5)	The security or a portion thereof represents collateral for uncovered written options.
(6)	To the extent permitted by Statement of Additional Information, the Health Science Fund may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the ability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As of August 31, 2006, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Market Value as a % of Net Assets
Favrille, Inc. (Warrant)
Expires 03/07/11; Strike price $5.26	03/09/06	15,435	$1,929	$0	$0	0.00%
Mannkind Corp. (Warrant)
Expires 08/05/10; Strike price $12.23	08/05/05	15,000	375	18,576	123.84	0.01%
Myogen, Inc. (Warrant)
Expires 09/09/09; Strike price $7.80	09/29/04	2,460	308	66,420	27.00	0.04%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 12/03/08; Strike price $6.00	12/05/03	2,000	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 01/31/11; Strike price $0.77	02/01/06	5,994	8,391
	04/26/06	61,566	0

		67,560	8,391	0	0	0.00%

				$84,996		0.05%

See Notes to Schedule of Investments

Open call option contracts written at August 31, 2006 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2006	Unrealized Appreciation (Depreciation)
Alcon, Inc.	Nov-06	$110.00	18	$14,299	$21,780	$(7,481)
Alcon, Inc.	Jan-07	110.00	22	14,893	31,240	(16,347)
Alcon, Inc.	Feb-07	110.00	58	32,817	88,740	(55,923)
Alexion Pharmaceuticals, Inc.	Jan-07	50.00	60	13,917	3,300	10,617
Amylin Pharmaceuticals, Inc.	Oct-06	50.00	87	30,188	12,615	17,573
Amylin Pharmaceuticals, Inc.	Oct-06	55.00	90	19,479	4,500	14,979
Amylin Pharmaceuticals, Inc.	Jan-07	55.00	58	19,851	13,050	6,801
Amylin Pharmaceuticals, Inc.	Jan-07	60.00	94	26,889	11,750	15,139
Barr Pharmaceuticals, Inc.	Nov-06	65.00	116	14,407	6,960	7,447
Biogen Idec, Inc.	Jan-07	55.00	28	11,396	1,260	10,136
Boston Scientific Corp.	Jan-07	15.00	465	227,792	153,450	74,342
Caremark Rx, Inc.	Sep-06	55.00	145	20,823	47,850	(27,027)
Celgene Corp.	Oct-06	40.00	56	32,871	19,040	13,831
Cephalon, Inc.	Sep-06	60.00	86	9,202	4,730	4,472
Cephalon, Inc.	Nov-06	65.00	86	17,801	11,610	6,191
Cephalon, Inc.	Jan-07	80.00	116	28,649	4,640	24,009
CIGNA Corp.	Jan-07	115.00	85	41,394	73,100	(31,706)
Cubist Pharmaceuticals, Inc.	Nov-06	25.00	83	14,067	12,865	1,202
Dade Behring Holdings, Inc.	Nov-06	45.00	87	9,309	7,830	1,479
DaVita, Inc.	Oct-06	50.00	57	17,141	51,300	(34,159)
DaVita, Inc.	Jan-07	50.00	57	22,628	58,710	(36,082)
DaVita, Inc.	Jan-07	55.00	88	17,094	56,320	(39,226)
Elan Corp. PLC	Jan-07	20.00	111	11,187	13,320	(2,133)
Forest Laboratories, Inc.	Jan-07	50.00	29	4,408	11,600	(7,192)
Genentech, Inc.	Sep-06	85.00	57	8,356	2,850	5,506
Genentech, Inc.	Oct-06	85.00	52	8,914	10,660	(1,746)
Genentech, Inc.	Dec-06	90.00	87	24,823	16,965	7,858
Genentech, Inc.	Dec-06	95.00	58	15,485	4,930	10,555
Genentech, Inc.	Jan-07	90.00	85	27,854	25,500	2,354
Genentech, Inc.	Jan-07	95.00	58	28,084	9,280	18,804
Genentech, Inc.	Jan-07	100.00	30	12,085	2,400	9,685
Gilead Sciences, Inc.	Jan-07	70.00	114	46,017	30,780	15,237
Humana, Inc.	Nov-06	60.00	29	4,825	14,500	(9,675)
Humana, Inc.	Jan-07	70.00	85	18,115	17,850	265
ImClone Systems, Inc.	Nov-06	30.00	60	12,420	15,000	(2,580)
Immucor Corp.	Jan-07	23.38	120	23,826	15,600	8,226
Invitrogen Corp.	Jan-07	70.00	35	16,297	4,375	11,922
Johnson & Johnson	Jan-07	65.00	45	13,364	10,800	2,564
LifePoint Hospitals, Inc.	Nov-06	35.00	30	3,060	4,650	(1,590)
Medco Health Solutions, Inc.	Jan-07	60.00	58	16,377	38,860	(22,483)
Medicines Co.	Jan-07	25.00	114	12,293	16,530	(4,237)
Medtronic, Inc.	Jan-07	50.00	114	24,014	17,100	6,914
Merck & Co., Inc.	Jan-07	42.50	15	2,580	2,325	255
Myogen, Inc.	Jan-07	40.00	57	8,555	15,675	(7,120)
Omnicare, Inc.	Jan-07	50.00	29	5,249	6,380	(1,131)
Omnicare, Inc.	Mar-07	50.00	29	7,453	8,555	(1,102)
OSI Pharmaceuticals, Inc.	Oct-06	35.00	120	16,499	48,000	(31,501)
Pfizer, Inc.	Jan-07	27.50	116	12,132	17,980	(5,848)
Sepracor, Inc.	Oct-06	60.00	60	11,329	3,600	7,729
St. Jude Medical, Inc.	Oct-06	40.00	60	28,683	5,400	23,283
Stryker Corp.	Dec-06	50.00	83	14,384	17,015	(2,631)
Teva Pharmaceutical Industries, Ltd.	Jan-07	35.00	117	19,424	30,420	(10,996)
Theravance, Inc.	Dec-06	30.00	37	3,770	4,625	(855)
Triad Hospitals, Inc.	Jan-07	45.00	9	1,773	2,160	(387)
UnitedHealth Group, Inc.	Sep-06	40.00	58	37,183	70,760	(33,577)
UnitedHealth Group, Inc.	Sep-06	45.00	233	71,904	167,760	(95,856)
Vertex Pharmaceuticals, Inc.	Oct-06	45.00	119	11,557	2,975	8,582
Vertex Pharmaceuticals, Inc.	Jan-07	45.00	33	5,841	6,435	(594)
Wyeth	Jan-07	50.00	29	9,773	6,670	3,103
Zimmer Holdings, Inc.	Dec-06	65.00	54	10,371	33,480	(23,109)
Zimmer Holdings, Inc.	Dec-06	70.00	122	35,013	40,260	(5,247)
Zimmer Holdings, Inc.	Jan-07	65.00	27	5,381	18,630	(13,249)

			4,820	$1,307,565	$1,489,295	$(181,730)

Open put options contract written at August 31, 2006 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2006	Unrealized Appreciation (Depreciation)
Advanced Med Optics, Inc.	Jan-07	$50.00	36	$26,171	$15,480	$10,691
Aetna, Inc.	Jan-07	32.50	32	8,544	3,360	5,184
Aetna, Inc.	Apr-07	40.00	41	19,966	19,270	696
Alcon, Inc.	Feb-07	110.00	23	18,100	11,270	6,830
Alexion Pharmaceuticals, Inc.	Jan-07	35.00	57	34,195	12,255	21,940
Alexion Pharmaceuticals, Inc.	Jan-07	40.00	55	55,124	24,750	30,374
Allergan, Inc.	Jan-07	110.00	31	30,989	13,330	17,659
AMERIGROUP Corp.	Dec-06	30.00	29	13,543	4,495	9,048
Amgen, Inc.	Oct-06	70.00	28	11,471	8,680	2,791
Amgen, Inc.	Jan-07	70.00	31	16,273	13,330	2,943
Amgen, Inc.	Jan-07	75.00	40	28,099	30,400	(2,301)
Amylin Pharmaceuticals, Inc.	Oct-06	45.00	29	11,658	8,990	2,668
Amylin Pharmaceuticals, Inc.	Oct-06	50.00	45	38,384	26,550	11,834
Amylin Pharmaceuticals, Inc.	Jan-07	35.00	36	20,231	6,660	13,571
Amylin Pharmaceuticals, Inc.	Jan-07	45.00	29	22,712	14,790	7,922
Amylin Pharmaceuticals, Inc.	Jan-07	50.00	29	26,832	22,620	4,212
Barr Pharmaceuticals, Inc.	Feb-07	45.00	30	10,766	2,100	8,666
Baxter International, Inc.	Jan-07	45.00	82	51,412	20,090	31,322
Biogen Idec, Inc.	Jan-07	45.00	30	11,929	10,200	1,729
Biogen Idec, Inc.	Jan-07	50.00	52	27,343	33,800	(6,457)
Biotech Holdings, Ltd.	Jan-07	175.00	35	35,944	19,600	16,344
Bristol Myers Squibb Co.	Mar-07	25.00	57	15,770	21,660	(5,890)
Cardinal Health, Inc.	Jan-07	75.00	64	47,907	51,200	(3,293)
Caremark Rx, Inc.	Sep-06	55.00	28	2,700	840	1,860
Caremark Rx, Inc.	Jan-07	45.00	38	12,046	1,520	10,526
Celgene Corp.	Oct-06	45.00	31	25,016	16,430	8,586
Celgene Corp.	Jan-07	45.00	51	29,186	35,190	(6,004)
Celgene Corp.	Apr-07	45.00	28	19,205	22,400	(3,195)
Cephalon, Inc.	Jan-07	60.00	42	32,788	28,140	4,648
Cephalon, Inc.	Jan-07	75.00	64	70,225	117,120	(46,895)
CIGNA Corp.	Jan-07	85.00	23	11,661	2,070	9,591
CIGNA Corp.	Jan-07	90.00	34	21,717	4,590	17,127
CIGNA Corp.	Jan-07	95.00	11	10,087	2,310	7,777
Coventry Health Care, Inc.	Jan-07	65.00	15	17,014	16,350	664
Cytyc Corp.	Feb-07	25.00	34	8,058	7,820	238
Edwards Lifesciences Corp.	Feb-07	45.00	35	12,760	5,600	7,160
Elan Corp. PLC	Oct-06	15.00	30	8,085	2,100	5,985
Elan Corp. PLC	Jan-07	15.00	83	21,906	12,865	9,041
Eli Lilly & Co.	Oct-06	55.00	35	12,145	4,200	7,945
Eli Lilly & Co.	Jan-07	55.00	29	12,103	5,945	6,158
Eli Lilly & Co.	Jan-07	60.00	29	13,340	13,630	(290)
Forest Laboratories, Inc.	Jan-07	50.00	60	31,654	18,600	13,054
Gen-Probe, Inc.	Jan-07	50.00	28	17,259	12,880	4,379
Genentech, Inc.	Dec-06	80.00	12	7,416	3,600	3,816
Genentech, Inc.	Jan-07	80.00	12	7,884	4,560	3,324
Genzyme Corp.	Jan-07	70.00	86	59,344	52,460	6,884
Gilead Sciences, Inc.	Nov-06	60.00	11	5,137	2,090	3,047
Gilead Sciences, Inc.	Jan-07	65.00	35	35,284	18,200	17,084
Gilead Sciences, Inc.	Jan-07	70.00	58	68,164	47,560	20,604
Gilead Sciences, Inc.	Feb-07	60.00	17	6,449	5,780	669
Gilead Sciences, Inc.	Feb-07	65.00	51	31,581	28,560	3,021
Health Net, Inc.	Jan-07	50.00	12	9,576	10,440	(864)
Henry Schein, Inc.	Jan-07	50.00	48	23,368	10,800	12,568
Humana, Inc.	Nov-06	50.00	35	15,294	3,150	12,144
ICOS Corp.	Jan-07	25.00	115	49,611	21,850	27,761
ICOS Corp.	Jan-07	30.00	115	76,703	65,550	11,153
Illumina, Inc.	Mar-07	35.00	45	32,123	29,700	2,423
Illumina, Inc.	Mar-07	40.00	36	26,115	35,280	(9,165)
ImClone Systems, Inc.	Nov-06	35.00	34	9,588	19,380	(9,792)
Immucor Corp.	Jan-07	20.00	40	8,517	6,200	2,317
Invitrogen Corp.	Jan-07	75.00	10	10,210	14,600	(4,390)
Invitrogen Corp.	Feb-07	60.00	45	27,121	16,200	10,921
Johnson & Johnson	Jan-07	65.00	31	16,336	5,890	10,446
LCA-Vision, Inc.	Dec-06	60.00	26	20,800	42,380	(21,580)
LCA-Vision, Inc.	Mar-07	45.00	56	35,053	34,720	333
LifePoint Hospitals, Inc.	Nov-06	35.00	26	7,397	5,590	1,807
Manor Care, Inc.	Feb-07	55.00	34	13,879	14,280	(401)
Martek Biosciences Corp.	Dec-06	25.00	35	14,595	4,025	10,570
Medco Health Solutions, Inc.	Jan-07	60.00	69	52,511	15,180	37,331
Medtronic, Inc.	Jan-07	42.50	57	11,229	4,560	6,669
Merck & Co., Inc.	Jan-07	32.50	29	14,412	1,160	13,252
Merck & Co., Inc.	Jan-07	35.00	30	18,232	1,950	16,282
Merck & Co., Inc.	Jan-07	40.00	30	16,109	5,550	10,559
Merck & Co., Inc.	Jan-07	42.50	34	12,648	10,540	2,108
MGI Pharma, Inc.	Jan-07	20.00	58	28,182	30,160	(1,978)
Monsanto Co.	Jan-07	35.00	96	40,654	2,880	37,774
Monsanto Co.	Jan-07	47.50	12	5,124	3,720	1,404
Monsanto Co.	Jan-07	50.00	29	16,782	12,760	4,022
Myogen, Inc.	Jan-07	30.00	47	21,293	11,045	10,248
Myogen, Inc.	Jan-08	30.00	24	18,601	17,040	1,561
Nektar Therapeutics	Jan-07	25.00	16	8,432	12,480	(4,048)
Neurocrine Biosciences, Inc.	Jan-07	10.00	29	5,858	3,480	2,378
Neurocrine Biosciences, Inc.	Jan-07	15.00	18	5,526	7,560	(2,034)
Omnicare, Inc.	Mar-07	50.00	36	26,261	23,760	2,501
Omnicare, Inc.	Jan-09	50.00	35	26,844	21,700	5,144
Onyx Pharmaceuticals, Inc.	Jan-07	17.50	41	12,707	18,860	(6,153)
Onyx Pharmaceuticals, Inc.	Jan-07	20.00	11	6,237	6,930	(693)
Onyx Pharmaceuticals, Inc.	Jan-07	30.00	43	27,890	64,930	(37,040)
OSI Pharmaceuticals, Inc.	Jan-07	40.00	12	15,518	5,640	9,878
PDL BioPharma, Inc.	Jan-07	22.50	23	8,488	8,050	438
Pfizer, Inc.	Jan-07	22.50	29	4,601	580	4,021
ResMed, Inc.	Jan-07	45.00	45	19,045	23,850	(4,805)
ResMed, Inc.	Jan-07	50.00	35	24,394	33,600	(9,206)
ResMed, Inc.	Apr-07	45.00	11	6,237	6,600	(363)
Respironics, Inc.	Jan-07	35.00	22	5,248	2,970	2,278
Sepracor, Inc.	Oct-06	45.00	46	20,481	10,350	10,131
Sepracor, Inc.	Oct-06	55.00	58	34,750	52,200	(17,450)
Sepracor, Inc.	Jan-07	45.00	29	14,702	11,890	2,812
St. Jude Medical, Inc.	Jan-07	35.00	23	10,051	4,830	5,221
St. Jude Medical, Inc.	Jan-07	40.00	40	21,979	19,200	2,779
Teva Pharmaceutical Industries, Ltd.	Jan-07	32.50	35	8,120	4,375	3,745
Theravance, Inc.	Jan-07	20.00	4	788	320	468
United Surgical Partners International, Inc.	Feb-07	32.50	23	12,581	11,270	1,311
UnitedHealth Group, Inc.	Jan-07	40.00	58	17,225	2,610	14,615
Vertex Pharmaceuticals, Inc.	Oct-06	40.00	50	36,475	31,000	5,475
Vertex Pharmaceuticals, Inc.	Jan-07	30.00	23	9,426	6,785	2,641
Wellpoint, Inc.	Mar-07	80.00	46	30,921	27,140	3,781
Wyeth	Jan-07	50.00	104	47,906	31,200	16,706

			4,134	$2,314,331	$1,799,030	$515,301

INFLATION PROTECTED FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 14.79%
Banks - 0.30%

RBS Capital Trust II:
6.43% due 01/03/34	$50,000	$49,030

Financial Services - 10.08%

Allstate Life Global Funding Trust:
5.02% due 04/02/07 (2)	150,000	148,522
5.27% due 03/01/10 (2)	150,000	143,832
CIT Group, Inc.:
6.52% due 12/14/16 (2)	300,000	288,675
Lehman Brothers Holdings, Inc.:
4.65% due 04/14/11 (2)	400,000	373,548
Lehman Brothers Holdings, Inc., Series G:
6.76% due 06/10/14 (2)	150,000	148,422
Morgan Stanley:
5.71% due 11/01/13 (2)	150,000	147,165
Morgan Stanley, Series C:
6.32% due 06/01/11 (2)	150,000	146,552
SLM Corp., Series A:
5.87% due 05/01/14 (2)	130,000	122,361
6.29% due 11/21/13 (2)	150,000	145,530

		1,664,607

Insurance - 4.41%

Jackson National Life Global Funding:
6.49% due 05/01/14 *(2)	300,000	296,791
Pacific Life Global Funding:
6.35% due 02/06/16 *(1)	300,000	286,752
Principal Life Income Funding Trust:
5.22% due 04/01/08 (2)	150,000	145,924

		729,467

Total Corporate Bonds
(Cost $2,541,904)		2,443,104

UNITED STATES GOVERNMENT BONDS - 74.76%
Government Agencies - 21.98%

Federal Home Loan Mtg. Corp.:
4.50% due 01/15/15	135,000	129,618
6.25% due 07/15/32	500,000	570,084
Federal National Mtg. Assoc.:
5.31% due 02/17/09 (2)	2,000,000	1,945,000
Tennessee Valley Auth.:
3.38% due 01/15/07 (3)	896,399	895,180
4.65% due 06/15/35	100,000	90,614

		3,630,496

Government Obligations - 52.78%

United States Treasury Bonds:
2.00% due 07/15/14 TIPS (3)	909,507	892,596
2.00% due 01/15/26 TIPS (3)	5,274,655	5,081,180
4.50% due 02/15/36	162,000	152,470
United States Treasury Notes:
1.63% due 01/15/15 TIPS (3)	2,454,467	2,337,402
1.88% due 07/15/15 TIPS (3)	260,768	252,924

		8,716,572

Total United States Government Bonds
(Cost $12,377,103)		12,347,068

Total Long-Term Investment Securities
(Cost $14,919,007)		14,790,172

SHORT-TERM INVESTMENT SECURITIES - 10.61%
Time Deposit - 10.61%

Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06
(Cost $1,753,000)	1,753,000	1,753,000

TOTAL INVESTMENTS
(Cost $16,672,007)	100.16%	16,543,172
Liabilities in excess of other assets	(0.16)%	(27,116)

NET ASSETS	100.00%	$16,516,056

TIPS -	Treasury Inflation Protected Security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $583,543 representing 3.53% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(2)	Security is a “floating rate” bond where the rate fluctuates based on the Consumer Price Index.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INTERNATIONAL EQUITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount (Denominated in Local Currency)	Value (Note 1)
COMMON STOCK - 92.20%
Advertising - 0.23%

Aegis Group PLC	53,658	$130,519
Asatsu-DK, Inc.	1,700	54,883
Dentsu, Inc.#	90	261,425
Hakuhodo DY Holdings, Inc.#	1,280	85,701
PagesJaunes Groupe SA	7,957	228,246
Publicis Groupe#	8,750	345,494
WPP Group PLC	75,375	918,514

		2,024,782

Aerospace/Defense - 0.52%

BAE Systems PLC	204,710	1,444,129
Cobham PLC	71,462	233,696
European Aeronautic Defense and Space Co.#	20,848	628,739
Finmeccanica SpA	18,830	416,864
Meggitt PLC	27,525	164,695
Rolls Royce Group PLC+	112,228	932,213
Sagem SA#	10,579	230,812
Thales SA#	5,451	236,882
Zodiac SA#	2,606	158,353

		4,446,383

Airlines - 0.23%

Air France-KLM	7,688	209,794
All Nippon Airways Co., Ltd.	33,000	129,026
Auckland International Airport, Ltd.#	61,925	78,306
British Airways PLC+	35,903	280,793
Cathay Pacific Airways, Ltd.	65,000	121,354
Deutsche Lufthansa AG#	14,521	287,611
Flughafen Wien AG	666	54,002
Iberia Lineas Aereas de Espana SA#	30,068	75,117
Japan Airlines Corp.+	45,000	85,481
Qantas Airways, Ltd.	60,757	159,575
Ryanair Holdings PLC+	3,622	34,803
Ryanair Holdings PLC ADR+#	1,720	94,376
SAS AB+#	4,881	59,608
Singapore Airlines, Ltd.	35,739	299,765

		1,969,611

Apparel & Products - 0.34%

Adidas-Salomon AG	12,877	613,702
Benetton Group SpA	4,031	60,319
Billabong International, Ltd.#	10,508	118,738
Burberry Group PLC	28,259	257,465
Esprit Holdings, Ltd.	61,500	511,627
Gunze, Ltd.	10,017	58,876
Hagemeyer NV+#	32,746	165,712
Hermes International#	4,138	350,952
Luxottica Group SpA	8,735	253,025
Onward Kashiyama Co., Ltd.#	7,944	111,045
Puma AG Rudolf Dassier Sport	748	259,441
Tokyo Style Co., Ltd.	4,000	47,157
Wacoal Corp.	6,000	78,504
Yue Yuen Industrial Holdings	31,000	89,685

		2,976,248

Appliances/Furnishings - 0.07%

Asics Corp.#	9,000	112,467
Electrolux AB#	17,013	262,938
Kokuyo Co., Ltd.#	4,262	66,873
MFI Furniture PLC	37,723	60,693
Nobia AB#	3,200	99,354

		602,325

Automotive - 4.01%

Aisin Seiki Co., Ltd.	59,600	1,807,368
Autobacs Seven Co., Ltd.	1,455	60,111
Bridgestone Corp.	30,600	651,646
Compagnie Generale des Etablissements Michelin, Class B#	9,094	617,491
Continental AG	8,326	890,682
DaimlerChrysler AG#	58,118	3,067,663
Denso Corp.	81,600	2,842,915
Exedy Corp.	7,600	212,990
Fiat SpA+#	34,637	496,114
GKN PLC	44,922	260,878
Honda Motor Co., Ltd.	78,400	2,664,645
Inchcape PLC	28,934	273,531
Jardine Cycle & Carriage, Ltd.	9,059	64,471
Koyo Seiko Co., Ltd.#	9,700	193,347
Mazda Motor Corp.	190,000	1,217,088
NGK Spark Plug Co., Ltd.	9,455	192,491
NHK Spring Co., Ltd.#	51,000	567,367
Nissan Motor Co., Ltd.	113,700	1,292,012
NOK Corp.#	5,600	146,923
Peugoet SA#	9,672	546,084
Pirelli & C. SpA	180,752	157,584
Renault SA#	11,746	1,367,898
Scania AB#	6,381	302,901
Sumitomo Rubber Industries, Inc.#	8,700	92,636
Toyoda Gosei Co., Ltd.#	3,300	70,276
Toyota Motor Corp.	225,249	12,222,293
Trelleborg AB#	5,281	102,752
USS Co., Ltd.	1,230	83,400
Valeo SA#	4,423	161,836
Volkswagen AG#	10,797	862,461
Volvo AB, Class A	5,973	346,587
Volvo AB, Class B#	13,709	779,393

		34,615,834

Banks - 16.23%
77 Bank, Ltd.	17,000	124,537
ABN AMRO Holding NV	115,066	3,281,497
Allied Irish Banks PLC (Dublin)	53,692	1,403,265
Allied Irish Banks PLC (London)	1,835	47,841
Alpha Bank AE	24,563	653,294
Australia & New Zealand Banking Group, Ltd.	116,022	2,413,881
Banca Intesa SpA	247,994	1,661,662
Banca Intesa SpA-RNC	59,141	376,759
Banca Monte dei Paschi di Siena SpA#	69,881	425,034
Banca Popolare di Milano SCRL#	26,322	366,900
Banche Popolari Unite SCRL#	21,844	616,519
Banco Bilbao Vizcaya Argentaria SA#	215,059	4,915,326
Banco BPI SA	19,281	144,506
Banco Comercial Portugues SA	137,426	422,552
Banco Espirto Santo SA	12,685	194,854
Banco Popolare Di Verona e Novara SCRL	23,652	703,001
Banco Popular Espanol SA#	53,960	846,853
Banco Santander Central Hispano SA#	376,836	5,846,505
Bank of East Asia, Ltd.	92,400	411,076
Bank of Fukuoka, Ltd.#	30,145	231,875
Bank of Ireland (Dublin)	59,430	1,126,853
Bank of Ireland (London)	1,964	37,365
Bank Of Kyoto, Ltd.#	14,000	145,611
Bank of Yokohama, Ltd.	60,000	474,296
Barclays PLC	411,659	5,153,615
BNP Paribas SA#	52,779	5,608,896
BOC Hong Kong Holdings, Ltd.	235,000	515,491
Capitalia SpA	106,748	931,337
Chiba Bank, Ltd.	38,000	353,797
Close Brothers Group PLC	8,354	145,385
Commerzbank AG	39,574	1,384,116
Commonwealth Bank of Australia#	81,619	2,849,092
Credit Agricole SA#	37,986	1,543,191
Credit Suisse Group#	75,180	4,193,124
Danske Bank A/S	26,309	1,012,163
DBS Group Holdings, Ltd.	71,000	812,073
Depfa Bank PLC	22,389	416,487
Deutsche Bank AG#	32,829	3,749,547
Deutsche Postbank AG	3,641	284,171
Dexia (Brussels)	35,119	902,103
Dexia (Paris) Strip VVPR+	1,290	17
DNB NOR ASA#	42,344	547,552
EFG Eurobank Ergasias SA	14,582	440,889
Erste Bank Der Oesterreichischen Sparkassen AG#	11,721	708,772
Gunma Bank, Ltd.	20,000	153,669
Hang Seng Bank, Ltd.	48,588	615,374
HBOS PLC	241,049	4,603,465
Hokuhoku Financial Group, Inc.#	58,177	228,952
HSBC Holdings PLC	727,469	13,200,366
Hypo Real Estate Holding AG	8,503	527,251
Joyo Bank, Ltd.	34,723	210,003
Jyske Bank A/S+	3,825	220,734
KBC Bankverzekeringsholding	11,624	1,251,679
Lloyds TSB Group PLC	355,337	3,528,364
Macquarie Bank, Ltd.#	15,426	763,198
Mediobanca SpA#	30,446	663,880
Mitsubishi Tokyo Financial Group, Inc.	773	10,535,372
Mitsui Trust Holdings, Inc.	31,000	362,826
Mizuho Financial Group, Inc.	913	7,380,527
National Australia Bank, Ltd.#	101,780	2,822,391
National Bank of Greece SA	24,099	1,000,331
Nishi-Nippon City Bank, Ltd.	27,000	131,096
Nordea Bank AB	131,426	1,650,351
OKO Bank, Class A	6,000	97,470
Oversea-Chinese Banking Corp.	158,000	647,562
Piraeus Bank SA	13,628	356,523
Raiffeisen International Bank Holding AG#	2,263	204,107
Resona Holdings, Inc.#	229	721,751
Royal Bank of Scotland Group PLC	202,578	6,873,510
Sanpaolo IMI SpA#	70,619	1,480,146
Sapporo Hokuyo Holdings, Inc.	15	164,828
Shinsei Bank, Ltd.	68,000	418,791
Shizuoka Bank, Ltd.#	29,163	333,873
Skandinaviska Enskilda Banken AB#	29,327	758,792
Societe Generale, Class A#	21,996	3,550,701
Sumitomo Mitsui Financial Group, Inc.#	608	6,836,407
Sumitomo Trust & Banking Co., Ltd.	63,000	671,349
Suncorp-Metway, Ltd.#	35,309	552,647
Suruga Bank, Ltd.#	10,000	126,752
Svenska Handelsbanken AB, Series A	32,960	859,612
Sydbank A/S	4,000	149,766
UniCredito Italiano SpA	495,066	3,945,057
United Overseas Bank, Ltd.#	73,000	723,622
Westpac Banking Corp.#	116,194	2,073,248
Wing Hang Bank, Ltd.	11,245	107,718

		139,927,741

Beverages - 1.14%

Asahi Breweries, Ltd.#	18,595	272,759
C&C Group PLC (Dublin)	18,889	211,021
C&C Group PLC (London)	635	7,045
Carlsberg A/S, Class B#	2,074	161,185
Coca Cola Hellenic Bottling Co. SA	6,870	226,198
Coca-Cola Amatil, Ltd.#	33,260	166,331
Coca-Cola West Japan Co., Ltd.	2,800	54,500
Diageo PLC	178,139	3,171,387
Foster’s Group, Ltd.	128,034	581,636
Fraser & Neave Holdings BHD	52,730	133,354
Heineken NV	15,537	720,768
InBev NV	11,605	602,590
Ito En, Ltd.#	3,000	99,919
Kirin Brewery Co., Ltd.	38,937	540,962
Lion Nathan, Ltd.	18,636	113,544
Pernod-Ricard SA#	4,752	1,036,790
SABMiller PLC	56,999	1,122,733
Sapporo Holdings, Ltd.#	13,000	65,003
Scottish & Newcastle PLC	50,662	531,029
Takara Holdings, Inc.#	8,794	53,410

		9,872,164

Broadcasting - 0.32%

Antena 3 de Television SA#	4,933	113,506
British Sky Broadcasting Group PLC	74,252	792,433
Fuji Television Network, Inc.	24	53,767
ITV PLC	259,811	523,138
M6-Metropole Television#	4,183	130,814
Mediaset SpA	48,696	562,729
Premiere AG+#	4,161	52,349
Sky Network Television, Ltd.	12,341	45,200
Societe Television Francaise 1#	7,470	238,968
Sogecable SA+#	2,609	85,803
Tandberg Television ASA+#	5,094	70,302
Television Broadcasts, Ltd.	18,926	107,439

		2,776,448

Building Materials - 1.62%

Amec PLC	21,142	130,025
Asahi Glass Co., Ltd.#	47,249	619,817
Boral, Ltd.#	37,166	192,958
Bouygues SA#	12,844	676,304
Central Glass Co., Ltd.	9,000	50,138
Cimpor Cimentos de Portugal SA	14,918	101,295
Compagnie de Saint-Gobain#	19,707	1,463,099
CRH PLC (Dublin)	32,832	1,138,637
CRH PLC (London)	1,430	49,520
CSR, Ltd.	57,865	139,167
Daikin Industries, Ltd.#	11,910	364,214
Fletcher Building, Ltd.	29,775	169,139
FLS Industries A/S#	2,654	114,868
Fomento de Construcciones y Contratas SA	2,899	226,186
Geberit AG	250	291,262
Hanson PLC	45,539	574,011
Holcim, Ltd.	12,726	1,030,818
Imerys SA#	2,014	153,266
Italcementi SpA#	4,494	110,889
James Hardie Industries NV	29,385	150,318
JS Group Corp.	13,475	282,941
Kawasaki Heavy Industries, Ltd.#	66,842	211,239
Kingspan Group PLC (Dublin)	7,756	138,914
Kingspan Group PLC (London)	295	5,253
Lafarge SA#	9,487	1,221,504
Matsushita Electric Works, Ltd.	18,000	191,967
Mitsui Engineering & Shipbuilding Co., Ltd.#	35,668	109,075
New World Development, Ltd.	161,000	288,992
Nippon Sheet Glass Co., Ltd.#	21,067	101,750
Nishimatsu Construstion Co., Ltd.#	13,571	50,633
NKT Holding A/S	1,278	83,958
Obayashi Corp.#	31,861	220,648
Okumura Corp.#	9,977	54,646
Rinker Group, Ltd.	56,448	594,753
Rinnai Corp.#	1,800	49,985
Sanwa Shutter Corp.#	11,000	62,780
SembCorp Industries, Ltd.	50,360	111,360
Skanska AB	23,732	373,330
Sonae Industria SA+	4,440	37,884
Sumitomo Osaka Cement Co., Ltd.	19,796	56,153
Taiheiyo Cement Corp.#	45,000	169,428
Taisei Corp.#	47,384	170,331
Technical Olympic SA	5,042	20,154
Titan Cement Co. SA	3,652	181,536
Toda Corp.#	10,683	51,324
Travis Perkins PLC	7,319	234,957
Uponor Oyj	3,520	95,785
Wienerberger AG	4,469	214,533
Wolseley PLC	37,748	822,959

		13,954,703

Chemical - 2.09%

Akzo Nobel NV	17,241	993,090
Asahi Kasei Corp.	61,549	406,849
BASF AG#	32,562	2,683,641
BOC Group PLC	32,617	1,002,987
Ciba Specialty Chemicals AG	4,493	251,690
Clariant AG+#	14,597	177,889
Daicel Chemical Industries, Ltd.	14,427	109,375
Dainippon Ink and Chemicals, Inc.	32,180	119,789
Denki Kagaku Kogyo Kabushiki Kaisha	24,226	92,863
Hitachi Chemical Co., Ltd.#	5,300	128,217
Imperial Chemical Industries PLC	75,568	535,613
Johnson Matthey PLC	13,945	350,752
JSR Corp.#	9,000	214,277
Kaneka Corp.	16,081	146,297
Kansai Paint Co., Ltd.	11,000	86,486
Kingboard Chemicals Holdings, Ltd.	34,500	111,344
Koninklijke DSM NV	9,606	380,032
L’Air Liquide SA#	7,618	1,607,439
Lonza Group AG	2,400	156,575
Mitsubishi Chemical Holdings Corp.	59,000	386,984
Mitsubishi Gas Chemical Co., Inc.	198,864	2,169,980
Mitsui Chemicals, Inc.#	31,000	217,854
Nippon Kayaku Co., Ltd.	8,000	69,236
Nippon Shokubai Co., Ltd.	6,502	78,149
Nissan Chemical Industries, Ltd.#	9,000	116,760
Nitto Denko Corp.#	8,207	589,335
Orica, Ltd.#	19,821	340,046
Sekisui Chemical Co., Ltd.#	23,925	209,913
Shin-Etsu Chemical Co., Ltd.	19,526	1,112,730
Showa Denko K.K.#	53,798	230,965
Solvay SA	4,029	488,044
Sumitomo Bakelite Co., Ltd.#	10,000	80,412
Sumitomo Chemical Co., Ltd.	74,000	582,444
Syngenta AG+	6,782	995,659
Taiyo Nippon Sanso Corp.#	14,000	121,998
Tokuyama Corp.	11,000	152,451
Tosoh Corp.#	24,718	94,328
Ube Industries, Ltd.#	45,463	124,312
Yara International ASA#	12,886	190,070
Zeon Corp.#	9,000	103,573

		18,010,448

Commercial Services - 2.22%

ABB, Ltd.	125,140	1,662,298
Abertis Infraestructuras SA#	14,486	353,544
Acciona SA#	1,814	277,254
ACS, Actividades de Construccion y Servicios SA	15,666	702,668
Aggreko PLC	16,222	87,103
Aker Kvaerner ASA#	1,760	168,428
Ansell, Ltd.#	9,767	70,246
Autostrade SpA#(1)	18,151	513,917
Balfour Beatty PLC	27,170	193,094
Benesse Corp.	3,214	119,640
Brambles Industries PLC	42,403	371,392
Brambles Industries, Ltd.#	61,943	565,157
Brisa-Auto Estradas de Portugal SA	19,028	195,997
Bunzl PLC	22,034	273,749
Canon Sales Co., Inc.#	3,800	90,149
Cap Gemini SA	7,934	434,640
Cheung Kong Infrastructure Holdings, Ltd.	28,636	90,946
Chiyoda Corp.#	107,000	2,346,991
Cintra Concesiones de Infrastructuras de Transporte SA#	12,460	165,538
COMSYS Holdings Corp.	6,737	78,850
Cookson Group PLC	12,113	126,043
Dai Nippon Printing Co., Ltd.	32,000	476,477
Davis Service Group PLC	10,797	99,552
De La Rue PLC	10,487	107,227
Downer EDI, Ltd.#	18,929	81,366
Group 4 Securicor PLC	72,571	240,431
Grupo Ferrovial SA#	4,003	311,296
Hays PLC	93,638	242,922
Hellenic Technodomiki Tev SA	7,556	80,541
Hochtief AG	2,663	151,582
Intertek Group PLC	9,856	129,675
Itochu Techno-Science Corp.#	1,400	67,618
JGC Corp.#	10,282	184,804
Kajima Corp.#	45,000	208,527
Kinden Corp.	7,036	56,878
KK Davinci Advisors+#	51	46,050
Kone Oyj#	4,834	219,359
Leighton Holdings, Ltd.#	8,815	133,326
Li & Fung, Ltd.	122,600	292,263
Linde AG#	6,841	603,776
Macquarie Infrastructure Group	157,004	377,598
Marubeni Corp.	76,000	405,912
Melco International Development, Ltd.	46,000	110,841
Mitsubishi Logistics Corp.#	6,000	96,597
Multiplex Group#	39,833	102,794
Park24 Co., Ltd.#	2,400	73,598
Rank Group PLC	37,205	151,244
Rentokil Initial PLC	115,042	329,116
Securitas AB#	19,704	346,672
SembCorp Marine, Ltd.	33,000	72,553
Serco Group PLC	29,715	199,158
SGS SA#	272	248,609
Shimizu Corp.#	29,559	175,246
Singapore Post, Ltd.	85,000	55,091
Singapore Technologies Engineering, Ltd.	84,000	155,857
Smiths Group PLC	35,886	587,627
Societe des Autoroutes Paris-Rhin-Rhone	1,434	104,627
Sydney Roads Group+	59,317	46,874
TIS, Inc.#	1,868	39,382
Toppan Printing Co., Ltd.#	28,477	322,138
Toyo Seikan Kaisha, Ltd.#	8,226	167,470
Toyota Tsusho Corp.#	9,800	257,950
Transurban Group#	51,498	274,838
Vinci SA	13,546	1,466,451
Wihlborgs Fastigheter AB	2,130	33,801
WorleyParsons, Ltd.#	9,100	125,617
YIT Oyj#	7,966	172,985

		19,121,960

Conglomerates - 1.51%

Amano Corp.#	3,148	43,816
DCC PLC (Dublin)	4,954	124,398
DCC PLC (London)	167	4,215
Futuris Corp., Ltd.#	38,698	63,228
Groupe Bruxelles Lambert SA	4,667	489,989
Haw Par Corp., Ltd.	7,429	27,851
Hutchison Whampoa, Ltd.	135,000	1,226,365
Itochu Corp.	75,000	629,286
Keppel Corp., Ltd.#	34,000	324,067
LVMH Moet Hennessy Louis Vuitton SA#	15,536	1,599,282
Mitsubishi Corp.	67,901	1,382,371
Noble Group, Ltd.#	61,000	41,862
Siemens AG	53,690	4,552,186
Sumitomo Corp.	53,000	716,479
Swire Pacific, Ltd.	59,316	651,334
Tomkins PLC	54,278	294,025
Wesfarmers, Ltd.#	23,976	614,887
Wharf Holdings, Ltd.	78,000	263,769

		13,049,410

Consumer Service - 0.01%

Getronics NV#	7,817	53,779

Drugs - 6.82%

Alfresa Holdings Corp.#	1,300	87,482
Astellas Pharma, Inc.	26,900	1,090,711
AstraZeneca PLC	99,512	6,449,761
Bayer AG	46,053	2,281,560
Celesio AG	5,395	273,707
Chugai Pharmaceutical Co., Ltd.	14,036	310,862
CSL, Ltd.	11,536	447,873
Daiichi Sankyo Co., Ltd.	106,800	2,947,587
Eisai Co., Ltd.#	12,606	600,260
Elan Corp. PLC (Dublin)+	27,202	453,048
Elan Corp., PLC (London)+	125	2,013
GlaxoSmithKline PLC	368,687	10,445,743
H. Lundbeck AS#	3,668	84,575
Kaken Pharmaceutical Co., Ltd.#	5,214	38,152
Kyowa Hakko Kogyo Co., Ltd.	17,265	126,478
Mayne Group, Ltd.#	40,806	101,255
Mayne Pharma, Ltd.+#	40,354	94,588
MEDICEO Holdings Co., Ltd.#	8,500	158,205
Merck KGaA	3,250	322,648
Novartis AG	147,668	8,428,059
Novo-Nordisk AS	15,222	1,125,493
Omega Pharma SA#	1,259	72,567
Orion Oyj+#	5,376	98,009
Roche Holding AG#	44,559	8,214,191
Sanofi-Aventis#	64,427	5,781,971
Santen Pharmaceutical Co., Ltd.	3,800	93,709
Serono SA#	309	215,397
Shionogi & Co., Ltd.#	14,507	260,742
Suzuken Co., Ltd#	3,500	130,585
Taisho Pharmaceutical Co., Ltd.#	9,000	175,944
Takeda Pharmaceutical Co., Ltd.	80,700	5,341,275
Tanabe Seiyaku Co.	12,000	152,920
Tsumura & Co.	83,000	2,082,159
UCB SA	5,553	325,547

		58,815,076

Electronics/ElectricaL Equipment - 4.83%

Advantest Corp.#	4,010	381,547
Alps Electric Co., Ltd.#	8,749	98,151
Bang & Olufsen AS#	692	70,954
Barco NV	716	63,202
Canon, Inc.	101,600	5,054,253
Dainippon Screen Manufacturing Co., Ltd.#	11,401	95,854
Electrocomponents PLC	27,605	125,622
Fanuc, Ltd.	32,000	2,537,757
Fuji Electric Holdings Co., Ltd.#	29,000	147,229
Fujikura, Ltd.#	17,000	200,852
Furukawa Electric Co., Ltd.#	31,000	214,685
Gamesa Corp. Tecnologica SA#	10,801	227,630
GN Store Nord AS#	13,122	193,256
Hirose Electric Co., Ltd.#	1,581	204,973
Hitachi Cable, Ltd.#	9,000	43,162
Hitachi High Technologies Corp.	3,200	84,501
Hitachi, Ltd.	168,849	1,071,532
Ibiden Co., Ltd.#	35,700	1,827,650
Johnson Electric Holdings, Ltd.	93,500	69,729
Keyence Corp.#	1,900	438,443
Koninklijke Philips Electronics NV	79,296	2,704,327
Kyocera Corp.	8,143	703,352
Mabuchi Motor Co., Ltd.#	1,500	95,447
Matsushita Electric Industrial Co., Ltd.	206,000	4,404,447
Minebea Co., Ltd.	17,125	96,715
Mitsubishi Electric Corp.	97,000	799,830
Mitsumi Electric Co., Ltd.#	3,500	47,404
Murata Manufacturing Co., Ltd.	40,173	2,765,006
National Grid PLC	172,156	2,091,325
NEC Corp.	101,441	590,180
Neopost SA#	2,024	236,616
NGK Insulators, Ltd.#	13,537	184,729
Nippon Electric Glass Co., Ltd.#	11,000	267,047
OCE NV#	4,982	86,485
Oki Electric Industry Co., Ltd.#	28,000	61,774
Omron Corp.	11,284	262,407
Pioneer Corp.#	7,711	147,461
Premier Farnell PLC	23,034	82,343
Ricoh Co., Ltd.	33,000	647,941
Sanyo Electric Co., Ltd.#	80,000	167,639
Schneider Electric SA#	14,373	1,532,962
Secom Co., Ltd.	10,159	504,510
Seiko Epson Corp.#	6,900	189,846
Sharp Corp.#	49,330	882,431
SMC Corp.	2,700	360,859
Sony Corp.#	50,362	2,179,300
Stanley Electric Co., Ltd.	7,600	166,055
Sumco Corp.#	42,500	2,823,800
Sumitomo Electric Industries, Ltd.#	36,287	468,289
Taiyo Yuden Co.#	6,000	81,520
TDK Corp.	6,300	487,815
Thomson#	16,487	263,818
Tokyo Seimitsu Co., Ltd.#	1,800	86,937
Toshiba Corp.#	145,618	1,036,983
Ushio, Inc.	5,700	128,183
Venture Corp, Ltd.	16,000	117,935
Vestas Wind Systems A/S+	11,712	327,881
Yamaha Corp.#	8,751	181,513
Yaskawa Electric Corp.#	9,000	103,727
Yokogawa Electric Corp.#	10,900	155,058

		41,672,879

Financial Services - 2.92%

Acom Co., Ltd.#	3,609	161,397
Aeon Credit Service Co., Ltd.#	4,400	105,320
Aiful Corp.	3,900	156,140
Amvescap PLC	46,980	484,832
Australian Stock Exchange, Ltd.#	10,892	274,429
Babcock & Brown, Ltd.#	13,193	202,464
Banca Fideuram SpA#	18,653	119,725
Cattles PLC	20,859	130,469
Challenger Financial Services Group, Ltd.#	25,913	69,444
Collins Stewart Tullett PLC	13,467	200,135
Credit Saison Co., Ltd.	8,154	367,432
D. Carnegie & Co. AB#	3,973	70,723
Daiwa Securities Group, Inc.#	63,045	751,309
Deutsche Boerse AG#	6,469	981,851
Euronext NV#	5,741	516,327
Fortis#	74,268	2,890,609
Hellenic Exchanges Holdings SA	2,896	46,749
Hitachi Capital Corp.#	2,200	41,978
Hong Kong Exchanges & Clearing, Ltd.	66,000	449,773
ICAP PLC	30,625	269,837
Investec	4,260	217,220
Irish Life & Permanent PLC (Dublin)	16,593	427,288
Irish Life & Permanent PLC (London)	636	16,296
Jafco Co., Ltd.#	1,800	92,917
London Stock Exchange Group PLC	10,276	225,596
Macquarie Airports	42,176	95,960
Man Group PLC	111,005	892,464
Mitsubishi SecuritiesCo., Ltd.#	13,000	174,411
MLP AG#	3,790	65,064
Nikko Cordial Corp.#	41,500	526,726
Nomura Holdings, Inc.	89,000	1,720,942
OMX AB#	5,037	76,457
ORIX Corp.	11,540	3,062,064
Perpetual Trustees Australia, Ltd.#	2,583	143,610
Promise Co., Ltd.	4,050	181,119
Provident Financial PLC	16,209	202,151
Sampo Oyj	26,808	554,673
Schroders PLC	7,820	135,347
SFCG Co., Ltd.#	280	55,430
Shinko Securities Co., Ltd.#	25,000	101,154
Singapore Exchange, Ltd.	50,000	126,450
Takefuji Corp.#	5,550	299,259
Tower, Ltd.+	18,254	39,468
UBS AG	131,185	7,423,354
Yamaichi Securities Co., Ltd. ADR+#(1)(2)(8)	6,000	0

		25,146,363

Foods - 2.67%

Ajinomoto Co., Inc.#	31,807	344,907
Axfood AB	1,919	58,655
Cadbury Schweppes PLC	132,559	1,410,911
Casino Guichard Perrachon SA#	2,761	236,819
Colruyt SA#	1,014	172,389
Compass Group PLC	136,722	664,481
Danisco A/S#	3,105	230,912
Delhaize Group#	4,841	368,712
East Asiatic Co., Ltd. A/S	1,208	51,713
Ebro Puleva SA#	5,368	115,193
Fyffes PLC	19,951	41,919
Goodman Fielder Ltd.+	67,228	108,817
Greencore Group PLC (Dublin)	9,604	50,324
Greencore Group PLC (London)	386	2,023
Groupe Danone#	15,118	2,080,168
House Foods Corp.#	3,683	60,047
Iaws Group PLC	6,768	135,698
Katokichi Co., Ltd.#	6,209	53,366
Kerry Group PLC	8,045	179,339
Kerry Group PLC, Class A	262	5,807
Kesko Oyj, Class B	4,249	179,857
Kikkoman Corp.#	7,531	91,736
Meiji Dairies Corp.	14,000	87,891
Meiji Seika Kaisha, Ltd.#	15,975	80,423
Nestle SA	25,592	8,800,271
Nichirei Corp.	13,213	74,059
Nippon Meat Packers, Inc.#	9,000	100,660
Nisshin Seifun Group, Inc.	9,963	106,424
Nissin Food Products Co., Ltd.	4,555	153,650
Olam International, Ltd.	40,000	40,667
Orkla ASA	11,877	582,390
PAN Fish ASA+	164,900	157,023
QP Corp.#	5,100	46,918
Royal Numico NV#	10,849	503,985
Sodexho Alliance SA#	6,051	322,571
Suedzucker AG#	4,204	104,757
Tate & Lyle PLC	30,953	431,707
Toyo Suisan Kaisha, Ltd.#	5,000	76,196
Unilever NV#	108,754	2,594,327
Unilever PLC	78,243	1,871,172
Want Want Holdings, Ltd.	29,000	43,500
Yakult Honsha Co., Ltd.#	5,358	146,050
Yamazaki Baking Co., Ltd.#	6,513	67,352

		23,035,786

Freight - 1.20%

A/S Dampskibsselskabet Torm#	963	50,363
AP Moller - Maersk A/S#	69	574,763
Arriva PLC	12,545	142,124
Autostrade SPA	18,227	22
Buhrmann NV#	6,863	93,377
Cargotec Corp.#	2,431	105,425
ComfortDelGro Corp., Ltd.	112,000	106,751
Compangie Maritime Belge SA#	999	33,827
Cosco Corp.#	49,000	47,638
Deutsche Post AG (3)	4,152	104,749
Deutsche Post AG (Registered)	45,014	1,141,283
DSV AS	1,304	211,421
Euronav NV#	1,166	40,453
Firstgroup PLC	24,932	221,693
Frontline, Ltd.#	3,296	134,509
Hanshin Electric Railway Co., Ltd.#	9,000	69,841
Kamigumi Co., Ltd.	13,135	105,174
Kawasaki Kisen Kaisha, Ltd.#	24,631	160,087
Kuehne & Nagel International AG	3,424	240,766
Mitsui & Co., Ltd.#	247,331	3,579,500
Mitsui OSK Lines, Ltd.#	54,000	411,687
National Express Group PLC	8,694	136,486
Neptune Orient Lines, Ltd.#	28,000	34,338
Nippon Express Co., Ltd.#	40,879	221,815
Nippon Yusen Kabushiki Kaisha#	52,000	322,024
Orient Overseas International, Ltd.	14,483	58,474
Petrojarl ASA+#	3,898	41,927
Seino Transportation Co., Ltd.#	7,893	90,431
Sojitz Holdings Corp.+#	19,300	68,063
Stagecoach Group PLC	51,410	113,549
Stolt-Nielsen SA#	2,498	61,442
Toll Holdings, Ltd.#	33,241	362,673
TPG NV	26,232	986,369
Yamato Transport Co., Ltd.#	17,923	279,086

		10,352,130

Hardware & Tools - 0.12%

Husqvarna AB+	17,013	183,704
Makita Corp.#	5,500	161,634
Sandvik AB	63,900	698,802

		1,044,140

Healthcare - 0.33%

Boots Group PLC	52,160	765,721
Capio AB+#	6,184	104,534
DCA Group, Ltd.#	27,029	52,211
Essilor International SA#	6,218	643,668
Fisher & Paykel Healthcare Corp.#	32,363	86,089
Hoya Corp.	20,700	752,920
Parkway Holdings, Ltd.	38,000	57,951
Phonak Holding AG	2,906	173,531
SSL International PLC	12,022	66,497
William Demant Holding+#	1,916	141,666

		2,844,788

Heavy Duty Trucks/Parts - 0.03%

Hino Motors, Ltd.#	14,000	75,370
Nokian Renkaat Oyj#	6,555	114,800
Tokai Rika Co., Ltd.	2,900	56,693

		246,863

Home Builders - 0.47%

Barratt Developments PLC	15,410	291,507
Bellway PLC	7,182	166,150
Berkeley Group Holdings PLC+	5,748	140,308
Bovis Homes Group PLC	7,602	121,225
Daiwa House Industry Co., Ltd.	27,070	440,886
Haseko Corp.+#	37,500	134,163
Persimmon PLC	17,881	423,877
Sekisui House, Ltd.	127,000	1,884,527
Taylor Woodrow PLC	36,601	239,037
Wimpey George PLC	25,205	240,438

		4,082,118

Hospital Supplies - 0.11%

Elekta AB#	5,539	97,835
Fresenius Medical Care AG	3,983	525,488
Terumo Corp.	8,400	314,835

		938,158

Household Products - 0.66%

Aderans Co., Ltd.#	1,800	46,612
Beiersdorf AG#	3,197	176,940
Fisher & Paykel Appliances Holdings, Ltd.#	16,710	39,414
Givaudan SA#	399	321,735
Kao Corp.	24,000	639,891
Kose Corp.#	1,700	53,725
L’Oreal SA#	18,253	1,910,540
Oriflame Cosmetics SA	2,606	89,902
Pacific Brands, Ltd.#	31,902	58,944
Reckitt Benckiser PLC	38,699	1,606,330
Shiseido Co., Ltd.#	18,000	357,255
Societe BIC SA#	1,762	109,574
Toto, Ltd.#	14,771	150,359
Uni-Charm Corp.	2,100	117,526

		5,678,747

Human Resources - 0.18%

Adecco SA	8,309	485,707
Capita Group PLC	40,519	422,012
Goodwill Group, Inc.#	70	49,610
Meitec Corp.#	1,816	58,628
Michael Page International PLC	22,121	145,418
Randstad Holdings NV	2,934	157,685
Vedior NV	10,842	200,575

		1,519,635

Information Processing - Hardware - 0.33%

Casio Computer Co., Ltd.#	101,492	1,949,525
Logitech International SA+	10,937	236,360
Net One Systems Co., Ltd.#	27	40,709
Nidec Corp.#	5,360	388,548
Otsuka Corp.#	800	78,164
Wincor Nixdorf AG	997	138,894

		2,832,200

Information Processing - Services - 0.33%

Access Co., Ltd.+#	10	67,039
Atos Origin SA+	4,281	224,814
Computershare, Ltd.#	28,499	169,720
CSK Corp.#	3,400	145,969
E*Trade Securities Co., Ltd.	80	97,449
eAccess, Ltd.#	65	38,814
Index Corp.#	53	41,309
Indra Sistemas SA#	7,852	163,267
LogicaCMG PLC	72,736	215,703
Matsui Securities Co., Ltd.#	6,100	54,196
NTT Data Corp.#	63	290,864
Obic Co., Ltd.#	360	72,340
Rakuten, Inc.#	327	141,780
Softbank Corp.#	37,100	644,695
Tietoenator Oyj#	4,808	138,348
Wm-data AB	20,367	71,386
Yahoo! Japan Corp.#	760	285,174

		2,862,867

Information Processing - Software - 0.68%

Business Objects SA+	6,063	169,256
Dassault Systemes SA#	3,611	199,946
Fuji Soft ABC, Inc.#	1,600	47,157
Misys PLC	31,670	149,095
Nihon Unisys, Ltd.	105,000	1,869,330
Nomura Research Instutute, Ltd.#	1,200	159,768
Oracle Corp. Japan#	1,600	70,327
Sage Group PLC	81,966	373,391
SAP AG#	14,062	2,685,935
Telelogic AB+#	15,716	29,711
Trend Micro, Inc.#	4,500	129,562

		5,883,478

Insurance - 4.51%

Aegon NV (1)	91,271	1,630,029
Alleanza Assicurazioni SpA#	26,840	325,120
Allianz AG	25,752	4,367,173
AMP, Ltd.#	118,595	819,453
Assicurazioni Generali SpA#	60,699	2,287,054
Aviva PLC	161,335	2,267,063
Axa	105,639	3,924,841
AXA Asia Pacific Holdings, Ltd.	55,247	276,286
Britannic Group PLC	43,758	495,739
CNP Assurances#	2,638	272,571
Codan AS#	875	63,118
Corp. Mapfre SA	6,819	136,634
Friends Provident PLC	108,537	384,388
ING Groep NV	118,855	5,139,147
Insurance Australia Group, Ltd.#	101,161	414,759
Legal & General Group PLC	412,795	1,033,567
Mediolanum SpA#	16,152	116,295
Millea Holdings, Inc.#	72	1,324,758
Mitsui Sumitomo Insurance Co., Ltd.	59,996	731,839
Munchener Rueckversicherungs AG	12,376	1,864,290
Old Mutual PLC	330,584	1,030,722
Prudential PLC	153,698	1,725,165
QBE Insurance Group, Ltd.	50,973	928,581
Royal & Sun Alliance Insurance Group	187,741	495,094
SCOR#	52,226	125,120
Societa Assicuratrice Industriale SpA#	4,590	194,291
Sompo Japan Insurance, Inc.	42,000	554,896
Standard Life PLC+	133,462	668,332
Storebrand ASA#	14,697	152,852
Swiss Re#	21,371	1,630,367
T&D Holdings, Inc.	11,759	872,447
Topdanmark A/S+#	1,206	172,954
TrygVesta AS#	1,750	107,602
Unipol SpA	57,058	172,333
Wiener Stadtische Allgemeine Versicherung AG	1,998	122,458
Zurich Financial Services AG#	9,196	2,095,688

		38,923,026

Investment Company - 0.10%

3i Group PLC	29,524	534,887
Macquarie Communications Infrastructure Group#	20,036	92,244
SBI Holdings, Inc.#	526	200,507

		827,638

Leisure & Tourism - 1.02%

Accor SA#	13,091	837,738
Amer Group#	4,544	101,004
Aristocrat Leisure, Ltd.#	22,314	223,181
Autogrill SpA#	6,454	97,817
BWIN Interactive Entertainment AG+#	1,445	53,779
Carnival PLC	10,820	464,159
Creative Technology, Ltd.#	3,550	23,234
EMI Group PLC	50,295	256,409
Enterprise Inns PLC	20,450	398,724
First Choice Holidays PLC	31,812	128,563
InterContinental Hotels Group PLC	24,031	420,500
Konami Corp.#	4,661	118,714
Kuoni Reisen Holding+	180	94,325
Ladbrokes PLC	39,714	289,048
Lottomatica SpA#	3,674	142,150
Mitchells & Butlers PLC	31,114	331,759
Namco Bandai Holdings, Inc.#	10,418	164,086
NH Hoteles SA	4,170	90,607
Nintendo Co., Ltd.	4,900	1,005,085
OPAP SA	14,162	503,667
Oriental Land Co., Ltd.#	2,571	147,171
Paddy Power PLC (Dublin)	17	310
Paddy Power PLC (London)	2,863	51,718
PartyGaming PLC	63,423	137,969
Punch Taverns PLC	16,661	293,283
Round One Corp.#	18	72,064
Sankyo Co., Ltd.	2,800	151,455
Sega Sammy Holdings, Inc.	9,200	314,255
Shangri-La Asia, Ltd.	80,000	158,411
Shimano, Inc.	3,640	102,321
Sky City Entertainment Group, Ltd.#	27,226	92,760
Sportingbet PLC	24,058	116,008
TABCORP Holdings, Ltd.#	33,293	384,847
Toho Co., Ltd.#	7,200	145,049
TUI AG#	13,516	263,896
UNiTAB, Ltd.	7,612	81,655
William Hill PLC	23,404	283,194
Yamaha Motor Co., Ltd.#	9,400	250,624

		8,791,539

Machinery - 2.12%

Alfa Laval AB#	5,976	197,501
Alstom +	6,972	657,408
Amada Co., Ltd.	18,863	196,993
Andritz AG	619	97,654
Atlas Copco AB, Series A	21,203	545,670
Atlas Copco AB, Series B	13,163	317,868
BBA Group PLC	30,862	156,603
Bilfinger & Berger Bau AG	2,360	129,406
Daifuku Co., Ltd.#	114,500	1,440,577
Disco Corp.	33,000	1,911,495
Ebara Corp.#	20,000	80,242
FKI PLC	36,973	68,111
Glory, Ltd.	3,200	59,423
Heidelberger Druckmaschien AG#	3,687	147,943
Hitachi Construction Machinery Co., Ltd.#	5,000	110,311
IMI PLC	21,669	208,667
Invensys PLC+	50,500	195,194
Ishikawajima-Harima Heavy Industries Co., Ltd.#	58,596	170,704
Japan Steel Works, Ltd.#	236,000	1,674,586
KCI Konecranes Oyj	3,602	71,528
Komatsu, Ltd.	145,000	2,649,389
Komori Corp.#	2,905	59,513
Kubota Corp.	55,000	452,575
MAN AG	8,046	615,498
Metso Oyj	8,070	300,241
Mitsubishi Heavy Industries, Ltd.	161,000	674,748
Mori Seiki Co., Ltd.#	70,000	1,380,383
NSK, Ltd.	23,077	184,585
NTN Corp.#	20,277	155,279
Okuma Holdings, Inc.#	8,000	79,118
OSG Corp.#	4,000	64,398
Rheinmetall AG	2,283	153,263
RHI AG+#	1,603	55,059
Rieter Holding AG	283	121,859
SIG Holding AG+	392	93,314
Sulzer AG	230	186,302
Sumitomo Heavy Industries, Ltd.	28,000	241,850
Techtronic Industries Co.	65,500	96,516
THK Co., Ltd.#	6,100	148,090
Toshiba Machine Co., Ltd.#	180,000	1,599,216
Toyota Industries Corp.	9,900	412,377
Wartsila Oyj	3,981	164,534

		18,325,991

Manufacturing - 0.25%

Arrk Corp.	3,000	36,160
Charter PLC+	10,483	153,094
Solarworld AG#	2,302	136,224
Toyo Tanso Co., Ltd.#	26,000	1,807,232

		2,132,710

Medical Technology - 0.27%

Cochlear, Ltd.	3,476	133,492
Coloplast A/S#	1,697	128,826
Getinge AB#	11,382	207,322
Nobel Biocare Holding AG	1,486	362,189
Novozymes A/S, Series B#	3,006	211,417
Qiagen NV+#	8,924	127,821
Smith & Nephew PLC	59,572	516,382
Sonic Healthcare, Ltd.#	16,850	155,537
Straumann Holding AG#	493	102,337
Synthes, Inc.	2,915	318,297
Zeltia SA+#	10,261	76,772

		2,340,392

Metals - 2.11%

Acerinox SA#	11,521	216,974
Alumina, Ltd.#	73,929	358,424
Anglo American PLC	90,634	3,920,830
Assa Abloy AB#	19,652	344,401
Bekaert SA	820	80,472
BlueScope Steel, Ltd.#	44,323	229,778
Boehler-Uddeholm AG	2,588	139,256
Corus Group PCL	56,413	421,328
Daido Steel Co., Ltd.	18,000	138,302
Hoganas AB, Class B#	1,631	41,862
JFE Holding, Inc.#	78,000	3,175,944
Kobe Steel, Ltd.	141,000	450,402
Mittal Steel Co. NV (Amsterdam)	10,002	343,673
Mittal Steel Co. NV (Paris)	34,116	1,138,586
Nippon Steel Corp.#	307,389	1,283,024
Nisshin Steel Co., Ltd.#	42,000	125,934
OneSteel, Ltd.#	36,103	117,425
Rautaruukki Oyj	5,269	153,909
Salzgitter AG	2,602	233,115
SKF AB#	25,577	365,295
SSAB Svenskt Stal AB Series A	9,611	185,011
SSAB Svenskt Stal AB Series B#	4,535	82,605
Sumitomo Metal Industries, Ltd.	655,000	2,694,876
ThyssenKrupp AG#	22,841	777,804
Tokyo Steel Manufacturing Co., Ltd.#	5,400	87,765
Vallourec SA#	2,353	527,545
Viohalco, Hellenic Copper and Aluminum Industry SA	6,326	67,268
Voestalpine AG	5,526	209,416
Zinifex, Ltd.	31,096	282,527

		18,193,751

Mining - 2.23%

BHP Billiton PLC	155,345	2,960,806
BHP Billiton, Ltd.#	221,434	4,683,096
Boliden AB#	18,200	341,558
Dowa Mining Co., Ltd.#	14,000	127,603
Iluka Resources, Ltd.#	14,772	82,445
Mitsubishi Materials Corp.#	50,000	217,641
Mitsui Mining & Smelting Co., Ltd.	28,977	162,910
Newcrest Mining, Ltd.	21,103	314,187
Nippon Light Metal Co., Ltd.#	24,000	61,740
Outokumpu Oyj#	6,426	163,418
Paladin Resources, Ltd.+#	27,368	110,746
Rio Tinto PLC	66,805	3,379,708
Rio Tinto, Ltd.#	18,123	1,009,402
Sumitomo Metal Mining Co., Ltd.	103,341	1,456,871
Sumitomo Titanium Corp.#	12,400	2,529,750
Toho Titanium Co., Ltd.#	1,300	80,617
Umicore	1,566	227,713
Xstrata PLC	29,057	1,304,587

		19,214,798

Multimedia - 0.60%

APN News & Media, Ltd.#	17,730	67,549
Lagardere S.C.A.#	7,669	561,998
Modern Times Group AB+	3,215	167,697
Pearson PLC	51,025	725,742
Promotora de Informaciones SA#	4,858	80,350
Publishing & Broadcasting, Ltd.	8,591	120,427
Reuters Group PLC	84,245	648,043
Sanoma- WSOY Oyj#	4,080	101,301
Seat Pagine Gialle SpA#	258,433	120,683
Tokyo Broadcasting System, Inc.	2,000	44,891
Vivendi Universal SA#	73,157	2,516,518

		5,155,199

Oil & Gas - 6.96%

Australian Gas Light Co., Ltd.#	28,958	445,947
BG Group PLC	221,797	2,899,177
BP PLC	1,264,314	14,371,691
Caltex Australia, Ltd.	8,563	149,651
Centrica PLC	230,324	1,293,719
Det Norske Oljeselskap ASA+#	51,600	89,782
ENI SpA#	165,122	5,055,949
Fugro NV#	3,681	162,699
Gas Natural SDG SA#	11,360	380,292
Gaz De France#	12,480	464,313
Hellenic Petroleum SA	6,785	88,491
Inpex Holdings, Inc.+	41	363,218
Lundin Petroleum AB+#	13,887	153,783
Motor Oil Hellas Corinth Refineries SA	2,811	74,475
Neste Oil OYJ#	8,121	255,944
Nippon Mining Holdings, Inc.	43,500	318,668
Nippon Oil Corp.	62,000	471,093
Norsk Hydro ASA	45,135	1,163,715
Ocean Rig ASA+#	11,400	71,047
OMV AG	10,464	557,956
Origin Energy, Ltd.#	50,378	256,552
Osaka Gas Co., Ltd.	102,188	376,040
Petroleum Geo-Services ASA+#	3,598	187,242
Prosafe ASA#	2,527	168,480
Repsol YPF SA	58,073	1,669,540
Royal Dutch Shell PLC, Class A (Amsterdam)	187,354	6,478,369
Royal Dutch Shell PLC, Class A (London)	56,643	1,962,891
Royal Dutch Shell PLC, Class B (London)	175,008	6,264,614
Santos, Ltd.	37,786	322,827
SBM Offshore NV	8,734	239,569
SeaDrill, Ltd.+	13,800	174,083
Showa Shell Sekiyu KK	9,500	106,091
Singapore Petroleum Co., Ltd.#	8,943	27,504
Statoil ASA	41,638	1,122,948
Stolt Offshore SA+#	12,234	215,769
Technip SA#	6,692	386,148
TGS Nopect Geophysical Co. ASA+	6,680	118,342
Tokyo Gas Co., Ltd.#	113,077	602,011
TonenGeneral Sekiyu KK#	15,000	135,440
Total SA#	140,177	9,464,272
Woodside Petroleum, Ltd.	29,597	954,962

		60,065,304

Paper/Forest Products - 0.39%

Amcor, Ltd.#	55,626	284,977
Billerud AB#	2,792	43,151
Holmen AB, Series B	3,369	141,095
Mayr-Melnhof Karton AG	267	46,860
Nippon Paper Group, Inc.#	45	167,128
Norske Skogindustrier ASA	10,876	165,583
OJI Paper Co., Ltd.#	37,528	212,902
PaperlinX, Ltd.#	28,298	74,323
Rexam PLC	35,295	364,915
Stora Enso Oyj	36,795	559,079
Svenska Cellulosa AB	11,803	505,717
UPM-Kymmene Oyj	33,133	785,294

		3,351,024

Photography - 0.48%

AGFA-Gevaert NV#	6,130	143,797
Fuji Photo Film Co., Ltd.	24,573	900,071
Konica Minolta Holdings, Inc.+	23,836	311,668
Nikon Corp.#	134,485	2,434,351
Olympus Corp.#	11,206	332,185

		4,122,072

Pollution Control - 0.01%

Tomra Systems ASA#	11,158	72,186

Publishing - 0.59%

Arnoldo Mondadori Editore SpA#	7,405	71,674
Daily Mail & General Trust	19,047	208,895
Emap PLC	16,359	223,022
Eniro AB#	10,891	127,368
Gruppo Editoriale L’Espresso SpA#	11,006	58,552
Independent News & Media PLC	34,667	111,034
Independent News PLC	1,277	4,057
John Fairfax Holdings, Ltd.#	59,558	183,709
Nissha Printing Co., Ltd.	20,300	847,310
Reed Elsevier NV	44,849	719,378
Reed Elsevier PLC	80,071	859,108
Schibsted ASA#	3,091	90,696
Singapore Press Holdings, Ltd.	95,250	240,886
Trinity Mirror PLC	18,232	158,299
United Business Media PLC	18,051	212,063
Wolters Kluwer NV	18,602	470,443
Yell Group PLC	49,171	496,208

		5,082,702

Railroads & Equipment - 0.74%

Central Japan Railway Co.#	78	843,818
East Japan Railway Co.	471	3,478,487
Keihin Electric Express Railway Co., Ltd.#	21,582	148,543
Keio Corp.#	28,000	182,222
Keisei Electric Railway Co., Ltd.#	15,000	90,975
Kintetsu Corp.#	82,072	264,963
MTR Corp.	87,000	222,611
Odakyu Electric Railway Co., Ltd.#	32,000	203,075
RT Group PLC+(1)(2)(8)	10,000	952
SMRT Corp., Ltd.	39,000	26,516
Tobu Railway Co., Ltd.#	41,624	214,157
Tokyu Corp.#	53,426	355,430
West Japan Railway Co.	85	362,750

		6,394,499

Real Estate - 2.27%

Allgreen Properties, Ltd.	26,816	24,878
British Land Co. PLC	32,922	855,653
Brixton PLC	16,216	162,563
CapitaLand, Ltd.	79,000	238,945
Castellum AB	9,916	106,730
Centro Properties Group	51,983	304,018
CFS Gandel Retail Trust#	85,368	123,839
Cheung Kong Holdings, Ltd.	94,562	1,045,049
City Developments, Ltd.	32,000	200,286
Commonwealth Property Office Fund	92,277	100,044
Daito Trust Construction Co., Ltd.	4,153	215,795
DB RREEF Trust	168,839	201,742
Fabege AB#	5,200	103,328
Fadesa Inmobiliaria SA#	3,203	103,327
Gecina SA	790	103,033
General Property Trust#	123,007	429,195
Great Portland Estates PLC	10,305	110,860
Hammerson PLC	18,081	437,913
Hang Lung Properties, Ltd.	117,000	250,330
Henderson Land Development Co., Ltd.	47,000	265,602
Hopewell Holdings, Ltd.	39,955	114,051
Hysan Development Co., Ltd.	41,000	111,235
Immoeast Immobilien Anlagen AG+	17,629	207,785
Immofinanz Immobilien Anlagen AG+	28,384	329,095
ING Industrial Fund# (2)	49,948	86,567
Inmobiliaria Colonial SA	2,083	167,457
Investa Property Group#	96,754	175,076
IVG Immobilen AG	5,517	178,682
Keppel Land, Ltd.#	23,706	66,881
Kerry Properties, Ltd.	31,500	118,876
Kiwi Income Property Trust	44,958	41,239
Klepierre	1,172	164,715
Kungsleden AB	8,700	84,337
Land Securities Group PLC	29,764	1,073,371
Lend Lease Corp., Ltd.	22,789	273,344
Leopalace21 Corp.	6,400	226,790
Liberty International PLC	16,068	347,857
Macquarie Goodman Group#	87,570	423,890
Macquarie Office Trust#	124,808	136,266
Meinl European Land, Ltd.+#	9,133	197,157
Metrovacesa SA#	2,904	274,942
Mirvac Group#	56,486	197,091
Mitsubishi Estate Co., Ltd.	130,750	2,817,816
Mitsui Fudosan Co., Ltd.	42,000	940,926
NTT Urban Development Corp.#	12	93,530
PSP Swiss Property AG+	2,975	154,569
Sacyr Vallehermoso SA#	6,318	243,800
Shun Tak Holdings, Ltd.	58,000	70,400
Singapore Land, Ltd.	8,488	37,754
Sino Land Co.	82,000	138,332
Slough Estates PLC	29,740	372,036
Stockland	85,538	472,832
Sumitomo Realty & Development Co., Ltd.#	19,000	559,990
Sun Hung Kai Properties, Ltd.	86,282	940,784
Tokyo Tatemono Co., Ltd.	15,000	162,273
Tokyu Land Corp.#	20,000	174,454
Unibail	2,908	567,779
United Overseas Land, Ltd.	33,700	67,239
Westfield Group#	94,984	1,324,945
Wing Tai Holdings, Ltd.	30,000	34,694

		19,553,987

Real Estate Investment Trusts - 0.22%

Ascendas Real Estate Investment Trust#	59,000	77,230
CapitaMall Trust#	53,000	79,479
Cofinimmo SA	406	70,948
Corio NV	2,560	172,350
Japan Prime Reality Investment Corp.	22	65,216
Japan Real Estate Investment Corp.	16	137,655
Japan Retail Fund Investment Corp.#	13	93,794
Link REIT	135,500	281,549
Nippon Building Fund, Inc.	24	235,104
Nomura Real Estate Office Fund, Inc.	12	93,530
Rodamco Europe NV	3,412	368,718
Suntec Real Estate Investment Trust	54,000	44,607
Wereldhave NV	1,319	138,567

		1,858,747

Retail - 3.62%

Aeon Co., Ltd.#	29,130	733,244
Altana AG	4,452	262,940
Aoyama Trading Co., Ltd.	2,900	94,365
Bulgari SpA#	9,454	118,516
Carphone Warehouse PLC	25,327	135,630
Carrefour SA#	38,001	2,344,668
Circle K Sunkus Co., Ltd.#	2,200	44,508
Citizen Watch Co., Ltd.#	18,247	150,769
Coles Myer, Ltd.	75,641	807,949
Compagnie Financiere Richemont AG (4)#	33,107	1,576,204
D’ieteren SA	176	58,738
Daimaru, Inc.#	11,477	141,660
Douglas Holding AG	1,987	88,690
DSG International PLC	115,704	451,628
EDION Corp.#	3,800	67,652
FamilyMart Co., Ltd.#	3,256	92,082
Fast Retailing Co., Ltd.#	2,600	242,515
Folli - Follie SA	1,045	27,981
Germanos SA	2,846	68,256
Giordano International, Ltd.	96,000	54,436
Grafton Group PLC+	14,359	196,470
GUS PLC	55,537	1,031,545
Hankyu Department Stores, Inc.#	7,120	56,647
Harvey Norman Holdings, Ltd.#	33,539	88,088
Hennes & Mauritz AB, Class B#	30,088	1,168,760
HMV Group PLC	25,539	73,914
Inditex SA#	13,836	624,132
Isetan Co., Ltd.	9,694	163,500
J Sainsbury PLC	92,260	626,255
Jeronimo Martins SA	2,395	42,834
KarstadtQuelle AG+#	4,010	88,877
Kesa Electricals PLC	33,587	197,929
Kingfisher PLC	149,236	670,601
Koninklijke Ahold NV+	98,631	946,444
Lawson, Inc.#	3,200	111,759
Marks & Spencer Group PLC	106,733	1,204,109
Marui Co., Ltd.	15,796	235,201
Matsumotokiyoshi Co., Ltd.#	2,100	50,982
Metro AG	9,250	543,707
Mitsukoshi, Ltd.#	21,000	98,922
Next PLC	14,930	473,886
Nitori Co., Ltd.	1,900	88,530
Pinault-Printemps-Redoute SA#	4,197	579,639
Point, Inc.#	36,000	1,928,873
Ryohin Keikaku Co., Ltd.#	1,300	94,680
Seven & I Holdings Co., Ltd.#	41,500	1,467,056
Shimachu Co., Ltd.#	2,397	67,584
Shimamura Co., Ltd.#	1,100	108,505
Signet Group PLC	110,135	224,382
Sonae SGPS SA	50,738	84,504
Swatch Group AG#	3,423	135,157
Swatch Group AG, Class B#	2,096	409,034
Takashimaya Co., Ltd.#	147,000	1,853,230
Tesco PLC	501,535	3,602,542
UNY Co., Ltd.	8,295	117,930
Warehouse Group, Ltd.#	6,782	22,218
Whitbread PLC	13,920	324,414
Woolworths, Ltd.#	74,961	1,184,717
Yamada Denki Co., Ltd.#	25,200	2,704,715

		31,254,703

Schools - 0.01%

ABC Learning Centres, Ltd.#	22,441	111,198

Semiconductors - 1.11%

ARM Holdings PLC	87,183	197,126
ASM Pacific Technology, Ltd.	11,000	57,000
ASML Holding NV+	30,713	671,276
Chartered Semiconductor Manufacturing, Ltd.+#	63,000	51,241
CSR PLC+#	8,176	182,451
Elpida Memory, Inc.+#	53,700	2,374,062
Fujitsu, Ltd.#	93,448	749,049
Infineon Technologies AG+	47,868	562,360
Micronas Holding AG+#	2,069	47,739
Nec Electronics Corp.+#	1,900	64,091
Rohm Co., Ltd.	5,308	492,390
Sanken Electric Co., Ltd.#	6,000	79,220
Shinko Electric Industries#	88,500	2,570,680
Solomon Systech International, Ltd.	128,000	27,156
STATS ChipPAC, Ltd.+#	82,000	52,626
STMicroelectronics NV#	43,197	711,142
Tokyo Electron, Ltd.#	8,100	532,663
Unaxis Holding AG+#	403	118,852

		9,541,124

Telecommunications - 5.14%

Alcatel SA+#	86,073	1,079,567
Belgacom SA	10,326	364,728
BT Group PLC	528,481	2,480,418
Cable & Wireless PLC	153,630	359,067
Cosmote Mobile Telecommunications SA	6,350	147,900
Deutsche Telekom AG#	179,787	2,623,505
Elisa Corp., Class A	9,444	191,530
Foxconn International Holdings, Ltd.+	132,000	350,484
France Telecom SA#	107,311	2,278,067
Hellenic Telecommunications Organization SA+	20,224	466,379
Hikari Tsushin, Inc.#	1,100	60,718
Hutchison Telecommunications International, Ltd.+	90,000	159,234
Intracom SA+	5,459	33,850
KDDI Corp.	122	805,401
Kudelski SA#	2,085	61,067
Mobistar SA	2,006	164,993
Nippon Telegraph and Telephone Corp.	261	1,318,395
Nokia Oyj	259,551	5,436,762
NTT DoCoMo, Inc.#	942	1,460,403
PCCW, Ltd.	234,657	146,637
Portugal Telecom SGPS SA	50,117	629,874
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,976	61,519
Royal KPN NV	122,802	1,515,066
Singapore Telecommunications, Ltd.	451,850	714,921
Swisscom AG#	1,170	392,345
Tandberg ASA#	7,542	77,245
Tele2 AB#	20,114	199,147
Telecom Corp. of New Zealand, Ltd.#	124,085	339,836
Telecom Italia SpA	678,914	1,878,747
Telecom Italia SpA RNC	382,198	940,133
Telefonaktiebolaget LM Ericsson, Class B	940,157	3,126,591
Telefonica SA	282,888	4,856,452
Telekom Austria AG	23,783	582,578
Telenor ASA	48,697	616,223
TeliaSonera AB	118,544	732,844
Telstra Corp., Ltd.#	134,161	368,755
Tiscali SpA+#	16,356	47,881
Uniden Corp.	3,000	30,180
Vodafone Group PLC	3,337,956	7,229,539

		44,328,981

Textile - Products - 0.42%

Kuraray Co., Ltd.	18,461	211,351
Mitsubishi Rayon Co., Ltd.#	28,042	193,484
Nisshinbo Industries, Inc.	8,532	93,027
Teijin, Ltd.	42,277	226,879
Texwinca Holdings, Ltd.	39,286	25,762
Toray Industries, Inc.#	346,992	2,766,596
Toyobo Co., Ltd.#	31,876	84,717

		3,601,816

Tobacco - 1.09%

Altadis SA	17,074	809,351
British American Tobacco PLC	99,142	2,718,309
Gallaher Group PLC	41,607	719,334
Imperial Tobacco Group PLC	43,842	1,510,941
Japan Tobacco, Inc.	866	3,297,432
Swedish Match AB#	19,218	324,861

		9,380,228

Utilities - Electric - 2.96%

Chubu Electric Power Co., Inc.#	33,400	904,740
CLP Holdings, Ltd.	115,000	727,507
Contact Energy, Ltd.#	18,287	82,074
E. ON AG	39,500	5,018,032
Electric Power Development Co.	7,900	294,749
Endesa SA	60,434	2,102,863
Enel SpA#	273,795	2,444,883
Energias de Portugal SA	127,551	513,113
Fortum Oyj	27,879	750,061
Hokkaido Electric Power Co, Inc.#	9,300	229,737
HongKong Electric Holdings, Ltd.	88,000	420,920
Iberdrola SA#	51,461	1,910,629
International Power PLC	94,328	570,247
Kansai Electric Power Co., Inc.	38,700	927,983
Kyushu Electric Power Co., Inc.	19,100	455,556
Public Power Corp.	6,622	158,307
RWE AG, Class A	28,216	2,586,093
Scottish & Southern Energy PLC	54,556	1,250,684
Scottish Power PLC	94,111	1,111,887
Terna SpA#	76,109	216,709
Tohoku Electric Power Co., Inc.	21,516	487,521
Tokyo Electric Power Co., Inc.	61,200	1,746,412
Union Fenosa SA#	8,695	379,972
Vector, Ltd.	15,855	22,854
Verbund - Oesterreichische Elektrizitatswirtschafts AG, Class A#	4,887	246,182

		25,559,715

Utilities - Gas, Distribution - 0.11%

Alinta, Ltd.#	16,775	141,141
Hong Kong & China Gas	227,400	529,228
Snam Rete Gas SpA#	62,021	290,420

		960,789

Water Services - 0.65%

Kelda Group PLC	23,140	363,493
Kurita Water Industries, Ltd.#	5,710	101,413
Severn Trent PLC	22,080	552,845
Sociedad General de Aguas de Barcelona SA#	3,715	104,232
Suez SA#	64,491	2,757,943
Suez Strip SA VVPR+	13,468	172
United Utilities PLC	55,530	725,850
Veolia Environnement#	18,108	1,014,959

		5,620,907

Total Common Stock
(Cost $660,262,796)		795,122,090

PREFERRED STOCK - 0.22%

Automotive - 0.10%

Porsche AG	499	511,569
Volkswagen AG	6,674	379,125

		890,694

Chemical - 0.06%

Henkel KGaA#	3,766	480,985

Machinery - 0.02%

Schindler Holding AG	3,262	170,143

Multimedia - 0.02%

ProSieben Sat.1 Media AG	5,203	139,716

Utilities - Electric - 0.02%

RWE AG	2,474	204,500

Total Preferred Stock
(Cost $1,255,123)		1,886,038

WARRANTS - 0.00%

Telecommunications - 0.00%

Swisscom AG:
Expires 09/13/06
(Cost $0)	1,177	2,993

EXCHANGE-TRADED FUNDS - 3.14%

Financial Services - 3.14%

iShares MSCI EAFE Index Fund	220,200	14,885,520
iShares MSCI Japan Index Fund	888,300	12,178,593

		27,064,113

Total Exchange-Traded Funds
(Cost $26,842,933)		27,064,113

FOREIGN BONDS & NOTES - 0.00%

Oil & Gas - 0.00%
Transco Holdings PLC:
4.19% due 12/14/22	GBP 5,000	14,312
5.69% due 12/14/09 (5)	GBP 5,000	9,721
7.00% due 12/16/24	GBP 5,000	11,423

		35,456

Total Foreign Bonds & Notes
(Cost $22,136)		35,456

Total Long- Term Investment Securities
(Cost $688,382,988)		824,110,690

SHORT-TERM INVESTMENT SECURITIES - 23.95%

Collective Investment Pool - 23.72%

Securities Lending Quality Trust (6)	204,558,956	204,558,956

Government Obligations - 0.23%

United States Treasury Bills:
4.78% due 09/14/06 @	$15,000	14,974
4.87% due 09/21/06 @	35,000	34,905
4.88% due 09/21/06 @	1,900,000	1,894,849
4.89% due 10/12/06 @	10,000	9,944
4.89% due 10/19/06 @	10,000	9,935

		1,964,607

Total Short-Term Investment Securities
(Cost $206,523,563)		206,523,563

REPURCHASE AGREEMENT - 3.59%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $30,978,156 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $31,904,464

(Cost $30,974,000)	30,974,000	30,974,000

TOTAL INVESTMENTS
(Cost $925,880,551) (7)	123.10%	1,061,608,253
Liabilities in excess of other assets	(23.10)%	(199,238,126)

NET ASSETS	100.00%	862,370,127

ADR	- American Depository Receipt

SDR	- Swedish Depository Receipt

VVPR	- Reduced tax rate shares
+	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Illiquid Security
(2)	Fair valued security (see Note 1)
(3)	Bonus shares
(4)	Consists of more than one class of shares traded together as a unit.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(6)	The security is purchased with the cash collateral received from securities loaned.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC, Common Stock	04/02/01	10,000	$42,797	$952	$0.10	0.00%

Yamaichi Securities Co., Ltd., Common Stock	05/08/91	3,000	228,150
	08/04/93	3,000	250,500

		6,000	$478,650	0	0	0.00

				$952		0.00%

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
20 Long	MSCI Singapore Index	September 2006	$738,481	$757,801	$19,320
6 Long	Hang Seng Index	September 2006	655,186	671,385	16,199
96 Long	OMXS 30 Index	September 2006	1,288,242	1,315,971	27,729
9 Long	IBEX 35 Index	September 2006	1,391,596	1,404,790	13,194
47 Long	CAC40 10 Euro Index	September 2006	3,088,737	3,121,231	32,494
13 Long	Amsterdam Index	September 2006	1,544,887	1,569,520	24,633
550 Long	MSCI Pan Euro Index	September 2006	14,325,533	15,914,129	1,588,596
35 Long	SPI 200 Index	September 2006	3,184,537	3,393,520	208,983
24 Long	DJ Stoxx 50 Index	September 2006	986,011	1,086,207	100,196
6 Long	S&P/MIB Index	September 2006	1,337,786	1,468,338	130,552
69 Long	FTSE 100 Index	September 2006	7,360,385	7,808,745	448,360
15Long	DAX Index	September 2006	2,604,434	2,824,262	219,828

					$2,830,084

Currency Legend

GBP British Pound

The following represents the investment holdings by country held by International Equities Fund as a percent of net assets as of August 31, 2006:

Country	Percent of Net Assets
United States	30.74%
Japan	27.31%
United Kingdom	20.76%
France	8.16%
Switzerland	5.95%
Germany	5.93%
Australia	4.54%
Spain	3.32%
Italy	3.30%
Netherlands	3.23%
Sweden	1.97%
Hong Kong	1.36%
Finland	1.25%
Belgium	1.02%
Ireland	0.74%
Norway	0.70%
Singapore	0.70%
Denmark	0.64%
Greece	0.54%
Austria	0.44%
Portugal	0.28%
New Zealand	0.12%
Bermuda	0.05%
China	0.04%
Luxembourg	0.01%

123.10%

See Notes to Schedule of Investments

INTERNATIONAL GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

		Principal Amount (Denominated in Local Currency)	Value (Note 1)
CORPORATE BONDS - 12.11%
Canada - 0.28%

DaimlerChrysler Canada Finance, Inc., 5.75% due 8/10/11	GBP	200,000	$380,524

France - 0.57%

Dexia Municipal Agency, 0.80% due 5/21/12	JPY	95,000,000	786,699

Iceland - 0.48%

Landsbanki Islands HF, 6.10% due 8/25/11 *	USD	650,000	651,277

Ireland - 0.33%

GE Capital UK Funding, 4.63% due 1/18/16	GBP	250,000	455,564

Italy - 0.96%

Mediobanca SpA, 3.75% due 2/2/16	EUR	550,000	680,121
Telecom Italia SpA, 4.75% due 5/19/14	EUR	500,000	638,168

			1,318,289

Netherlands - 0.46%

BMW Finance NV, 4.13% due 01/24/12	EUR	50,000	64,324
Siemens Financieringsmaatschapij NV, 6.13% due 08/17/26 *	USD	550,000	561,907

			626,231

United Kingdom - 1.77%

BAE Systems PLC, 11.88% due 12/29/08	GBP	320,000	694,881
Citigroup, Inc., 3.63% due 11/30/12	EUR	700,000	871,178
Tesco PLC, 0.70% due 09/20/06	JPY	100,000,000	851,953

			2,418,012

United States - 7.26%

BAE Systems Holdings, Inc., 5.20% due 08/15/15 *	USD	500,000	474,930
Citigroup, Inc., 0.80% due 10/30/08	JPY	150,000,000	1,279,143
Coca Cola Enterprises, Inc., 3.13% due 12/15/08	EUR	350,000	441,830
General Electric Capital Corp.:
4.13% due 09/19/35	EUR	600,000	708,492
5.13% due 06/20/07	EUR	700,000	906,646
Goldman Sachs Group, Inc.,
5.35% due 01/15/16	USD	400,000	390,951
Morgan Stanley, 6.25% due 08/9/26	USD	600,000	611,125
National Rural Utilities Cooperative Finance Corp. 6.50% due 03/14/07	EUR	660,000	857,323
Pfizer, Inc., 1.20% due 02/22/11	JPY	100,000,000	852,705
Procter & Gamble Co., 2.00% due 06/21/10	JPY	200,000,000	1,761,639
PSA International Pte, Ltd., 5.75% due 06/29/11 *	USD	860,000	874,176
Residential Capital Corp., 5.13% due 05/17/12	EUR	300,000	388,112
Walt Disney Co., 5.70% due 07/15/11	USD	400,000	405,553

			9,952,625

Total Corporate Bonds (Cost $16,699,462)			16,589,221

GOVERNMENT BONDS - 85.73%
Argentina - 3.12%

Republic of Argentina:
5.25% due 12/31/38 (3)	USD	918,134	399,388
7.00% due 03/28/11	USD	864,000	858,816
8.28% due 12/31/33	USD	3,063,763	3,013,212

			4,271,416

Australia - 0.90%

Government of Australia, 6.25% due 04/15/15	AUD	1,170,000	927,816
Queensland Treasury Corp., 8.00% due 09/14/07	AUD	395,000	307,461

			1,235,277

Austria - 6.12%

Republic of Austria:
4.00% due 9/15/16*	EUR	4,395,000	5,729,301
5.50% due 10/20/07*	EUR	2,030,000	2,655,882

			8,385,183

Belgium - 0.73%

Kingdom of Belgium:
5.00% due 03/28/35	EUR	415,000	614,651
5.50% due 03/28/28	EUR	250,000	387,807

			1,002,458

Brazil - 8.74%

Federal Republic of Brazil:
5.49% due 01/05/16	BRL	1,046,000	492,752
7.88% due 03/07/15	USD	915,000	1,005,585
8.00% due 01/15/18	USD	1,410,000	1,548,180
8.25% due 01/20/34	USD	1,800,000	2,070,000
8.75% due 02/04/25	USD	1,020,000	1,212,270
8.88% due 10/14/19	USD	660,000	781,110
8.88% due 04/15/24	USD	275,000	330,688
10.25% due 06/17/13	USD	645,000	785,287
10.50% due 07/14/14	USD	430,000	539,865
11.00% due 08/17/40	USD	2,450,000	3,200,925

			11,966,662

Canada - 1.19%

Government of Canada:
4.25% due 09/01/08	CAD	475,000	431,849
5.25% due 06/01/13	CAD	1,230,000	1,191,229

			1,623,078

Colombia - 2.97%

Republic of Colombia:
7.38% due 01/27/17	USD	470,000	488,800
8.25% due 12/22/14	USD	750,000	825,000
11.75% due 02/25/20	USD	740,000	1,037,480
12.00% due 10/22/15 (4)	COP	3,587,000,000	1,722,418

			4,073,698

Denmark - 1.11%

Kingdom of Denmark:
6.00% due 11/15/11	DKK	6,440,000	1,226,978
7.00% due 11/10/24	DKK	1,250,000	296,266

			1,523,244

El Salvador - 0.44%

Republic of El Salvador:
7.65% due 06/15/35 *	USD	410,000	429,475
8.25% due 04/10/32	USD	160,000	178,640

			608,115

Finland - 0.68%

Republic of Finland.
3.00% due 07/04/08	EUR	730,000	927,081

France - 0.55%

Government of France:
4.75% due 04/25/35	EUR	530,000	758,725
5.50% due 04/25/29	EUR	347	540

			759,265

Germany - 2.96%

Federal Republic of Germany:
3.50% due 10/09/09	EUR	565,000	722,702
3.75% due 01/04/15	EUR	1,045,000	1,340,777
4.50% due 08/17/07	EUR	1,540,000	1,990,970

			4,054,449

Greece - 2.91%

Republic of Greece:
6.00% due 05/19/10	EUR	1,741,837	2,406,157
8.60% due 03/26/08	EUR	1,150,000	1,582,631

			3,988,788

Hungary - 1.13%

Government of Hungary,
6.25% due 04/24/09	HUF	351,000,000	1,546,544

Indonesia - 0.59%

Government of Indonesia:
7.50% due 01/15/16	USD	230,000	242,492
8.50% due 10/12/35 *	USD	485,000	559,569

			802,061

Italy - 2.44%

Republic of Italy:
4.00% due 02/01/37	EUR	530,000	636,367
4.50% due 02/01/20	EUR	540,000	717,238
4.75% due 02/01/13	EUR	675,000	912,806
9.00% due 11/01/23	EUR	532,912	1,078,320

			3,344,731

Japan - 12.52%

Government of Japan:
0.50% due 06/20/07	JPY	347,300,000	2,959,385
0.70% due 05/15/08	JPY	551,400,000	4,707,390
1.80% due 03/22/10	JPY	143,200,000	1,258,771
1.90% due 12/20/10	JPY	358,000,000	3,162,522
2.00% due 03/20/25	JPY	358,900,000	3,007,365
5.00% due 09/21/09	JPY	215,200,000	2,060,674

			17,156,107

Mexico - 1.96%

United Mexican States:
6.63% due 03/03/15	USD	520,000	551,720
7.50% due 04/08/33	USD	695,000	804,463
8.13% due 12/30/19	USD	350,000	421,750
8.30% due 08/15/31	USD	720,000	904,680

			2,682,613

Netherlands - 0.64%

Kingdom of Netherlands,
3.00% due 01/15/10	EUR	700,000	881,010

Peru - 1.77%

Republic of Peru:
7.35% due 07/21/25	USD	1,345,000	1,418,975
8.75% due 11/21/33	USD	830,000	1,000,150

			2,419,125

Philippines - 2.82%

Republic of Philippines:
6.25% due 03/15/16	EUR	330,000	427,557
7.75% due 01/14/31	USD	500,000	515,625
8.00% due 01/15/16	USD	470,000	507,012
8.25% due 01/15/14	USD	980,000	1,062,075
9.88% due 01/15/19	USD	440,000	534,050
10.63% due 03/16/25	USD	620,000	812,975

			3,859,294

Poland - 0.80%

Republic of Poland 5.75% due 03/24/10	PLN	3,340,000	1,099,257

Russia - 4.28%

Russian Federation:
7.50% due 03/31/30 (3)	USD	4,870,000	5,419,823
12.75% due 06/24/28	USD	250,000	445,875

			5,865,698

South Africa - 1.34%

Republic of South Africa:
13.00% due 8/31/10	ZAR	5,210,000	824,790
13.50% due 9/15/15	ZAR	5,640,000	1,011,706

			1,836,496

Spain - 1.43%

Kingdom of Spain:
4.20% due 01/31/37	EUR	410,000	536,933
5.75% due 07/30/32	EUR	875,000	1,420,202

			1,957,135

Sweden - 2.64%

Kingdom of Sweden:
4.00% due 12/01/19	SEK	6,600,000	924,590
4.50% due 08/12/15	SEK	18,360,000	2,687,571

			3,612,161

Turkey - 5.24%

Republic of Turkey:
6.88% due 03/17/36	USD	1,370,000	1,277,525
7.00% due 06/05/20	USD	310,000	305,350
7.25% due 03/15/15	USD	2,280,000	2,317,050
8.00% due 02/14/34	USD	740,000	774,225
9.50% due 01/15/14	USD	570,000	652,650
11.88% due 01/15/30	USD	1,245,000	1,858,162

			7,184,962

Ukraine - 0.28%

Government of Ukraine, 7.65% due 06/11/13	USD	360,000	384,012

United Kingdom - 2.46%

Government of United Kingdom:
4.00% due 09/07/16	GBP	240,000	438,365
4.25% due 03/07/11	GBP	660,000	1,233,435
5.75% due 12/07/09	GBP	250	490
6.00% due 12/07/28	GBP	715,000	1,698,279

			3,370,569

United States - 7.61%

Federal National Mtg. Assoc., 2.13% due 10/09/07	JPY	250,000,000	2,168,385
United States Treasury Bonds 5.38% due 02/15/31	USD	3,380,000	3,596,002
United States Treasury Notes:
3.63% due 04/30/07	USD	1,435,000	1,421,323
3.63% due 01/15/10	USD	580,000	560,516
4.00% due 02/15/15	USD	775,000	735,493
4.25% due 11/15/13	USD	1,320,000	1,281,947
4.38% due 08/15/12	USD	460,000	452,399
4.50% due 02/15/09	USD	210,000	208,802

			10,424,867

Uruguay - 1.72%

Republic of Uruguay:
7.50% due 03/15/15	USD	450,000	465,750
8.00% due 11/18/22	USD	1,810,000	1,895,975

			2,361,725

Venezuela - 1.64%

Republic of Venezuela:
6.00% due 12/09/20	USD	590,000	536,900
8.50% due 10/08/14	USD	600,000	669,900
9.25% due 09/15/27	USD	205,000	254,815
9.38% due 01/13/34	USD	620,000	781,200

			2,242,815

TOTAL GOVERNMENT BONDS
(Cost $114,261,711)			117,449,896

RIGHTS - 0.05%

Republic of Argentina, Expires 12/15/35 (2)		558,780	53,084
United Mexican States, Series E Expires 6/30/07 VRR+(4)		500,000	13,250

Total Rights
(Cost $26,725)			66,334

Total Long-Term Investment Securities
(Cost $130,987,898)			134,105,451

REPURCHASE AGREEMENT - 0.10%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $136,018 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.75%, due 07/27/20 and having an approximate value of $140,106 (Cost $136,000)		136,000	136,000

TOTAL INVESTMENTS
(Cost $131,123,898) (1)		97.99%	134,241,451
Other assets less liabilities		2.01%	2,757,966

NET ASSETS		100%	136,999,417

VRR -	Value Recovery Rights
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $11,936,517 representing 8.71% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
(2)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(3)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate.

Rate shown reflects the increased rate.

(4)	Fair valued security (see Note 1)

The following represents Holdings by industry of the International Government Bond Fund as a percentage of net assets as of August 31, 2006.

Industry	Percent of Net Assets
Foreign Government Bonds	78.16%
Government Obligations	6.02%
Financial Services	5.08%
Banks	1.69%
Government Agencies	1.58%
Household Products	1.29%
Freight	0.64%
Drugs	0.62%
Retail	0.62%
Aerospace/Defense	0.51%
Telecommunications	0.47%
Manufacturing	0.41%
Beverages	0.32%
Multimedia	0.30%
Automotive	0.28%

97.99%

Open Forward Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
*EUR 969,987	ZAR	8,500,000	11/03/2006	$5,871
*JPY 230,000,000	USD	2,023,579	11/06/2006	46,026
*SEK11,000,000	USD	1,536,120	11/03/2006	10,734
*ZAR 8,500,000	EUR	962,562	11/03/2006	66,414

				$129,045

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
*ZAR 8,500,000	EUR	962,562	11/03/2006	$(487)
*USD 1,396,215	JPY	162,000,000	11/06/2006	(3,329)
*USD 1,554,770	SEK	11,000,000	11/03/2006	(29,385)
*EUR 969,987	ZAR	8,500,000	11/03/2006	(81,348)

				(114,549)

Net Unrealized Appreciation (Depreciation)				$14,496

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
USD	United State Dollar
ZAR	South African Rand

See Notes to Schedule of Investments

INTERNATIONAL GROWTH I FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.13%
Advertising - 0.62%

WPP Group PLC	263,939	$3,216,341

Airlines - 0.34%

Ryanair Holdings PLC ADR+#	32,416	1,778,666

Apparel & Products - 1.90%

Adidas-Salomon AG	49,690	2,368,164
Burberry Group PLC	175,700	1,600,782
Esprit Holdings, Ltd.	235,000	1,954,997
Luxottica Group SpA#	88,600	2,566,458
Puma AG Rudolf Dassier Sport	4,067	1,410,621

		9,901,022

Auto - Cars - 0.49%

Hyundai Motor Co.	30,460	2,566,587

Automotive - 3.09%

Bayerische Motoren Werke AG	24,700	1,279,699
Bridgestone Corp.	83,300	1,773,926
Continental AG	7,800	834,413
Denso Corp.	13,200	459,883
Koyo Seiko Co., Ltd.#	76,400	1,522,859
Nissan Motor Co., Ltd.	118,700	1,348,829
Suzuki Motor Corp.	40,400	1,035,853
Toyota Motor Corp.	144,350	7,832,612

		16,088,074

Banks - 13.34%

Akbank TAS	207,298	1,132,235
Anglo Irish Bank Corp. PLC (Dublin)	246,684	4,076,904
Anglo Irish Bank Corp. PLC (London)	31,600	523,462
Banca Intesa SpA	70,100	469,699
Banco Bilbao Vizcaya Argentaria SA	111,820	2,555,725
Banco Popolare Di Verona e Novara SCRL#	101,926	3,029,513
Banco Santander Central Hispano SA	71,519	1,109,597
Bangkok Bank PCL	256,200	749,920
Bank of Ireland	110,526	2,102,765
Bank of Yokohama, Ltd.#	288,500	2,280,574
Barclays PLC	204,940	2,565,672
BNP Paribas SA	27,028	2,872,302
Commerzbank AG	45,872	1,604,391
Credit Agricole SA	70,120	2,848,643
Credit Suisse Group	50,545	2,819,120
Erste Bank Der Oesterreichischen Sparkassen AG	41,372	2,501,776
HDFC Bank, Ltd.	8,600	489,168
Hypo Real Estate Holding AG	36,970	2,292,422
Julius Baer Holding AG	20,380	1,958,772
KBC GROEP NV	41,761	4,496,850
Kookmin Bank ADR	3,400	273,972
Mitsubishi Tokyo Financial Group, Inc.	180	2,453,256
Mizuho Financial Group, Inc.	128	1,034,729
National Australia Bank, Ltd.	78,810	2,185,426
National Bank of Greece SA	74,476	3,091,443
OTP Bank Nyrt.	35,065	1,013,873
PT Bank Central Asia Tbk	1,624,500	812,518
Royal Bank of Scotland Group PLC	82,970	2,815,188
Shinsei Bank, Ltd.	263,000	1,619,737
Societe Generale, Class A#	33,853	5,464,715
Standard Bank Group, Ltd.	78,397	845,688
Svenska Handelsbanken AB, Series A	66,560	1,735,916
Turkiye Garanti Bankasi AS	310,480	907,254
UniCredito Italiano SpA	270,230	2,153,395
United Overseas Bank, Ltd.	63,000	624,496

		69,511,116

Beverages - 2.11%

Companhia De Bebidas das Americas ADR	20,800	933,088
Diageo PLC	139,980	2,492,047
Heineken Holding NV	23,957	961,289
InBev NV	35,333	1,834,666
Pernod-Ricard SA#	21,857	4,768,755

		10,989,845

Broadcasting - 0.38%

Grupo Televisa SA ADR	104,240	1,984,730

Building Materials - 1.66%

Asahi Glass Co., Ltd.	136,000	1,784,062
CRH PLC (Dublin)	31,833	1,103,991
CRH PLC (London)	922	31,929
Daikin Industries, Ltd.#	57,300	1,752,264
Holcim, Ltd.	32,940	2,668,171
Matsushita Electric Works, Ltd.	125,000	1,333,106

		8,673,523

Chemical - 3.30%

JSR Corp.	34,500	821,393
Koninklijke DSM NV	14,972	592,321
L’Air Liquide SA	21,367	4,508,551
Nitto Denko Corp.#	48,200	3,461,186
Sekisui Chemical Co., Ltd.#	209,000	1,833,724
Shin-Etsu Chemical Co., Ltd.	31,800	1,812,190
Syngenta AG+	28,389	4,167,764

		17,197,129

Commercial Services - 3.26%

ABB, Ltd.	220,870	2,933,927
ACS, Actividades de Construccion y Servicios SA	28,900	1,296,253
Aker Kvaerner ASA#	12,507	1,196,889
Brambles Industries, Ltd.	96,703	882,301
Cap Gemini SA	16,625	910,750
Cintra Concesiones de Infrastructuras de Transporte SA#	127,157	1,689,347
Hochtief AG	37,150	2,114,633
Li & Fung, Ltd.	995,400	2,372,910
Smiths Group PLC	66,130	1,082,868
Vinci SA	23,052	2,495,544

		16,975,422

Conglomerates - 1.31%

Hutchison Whampoa, Ltd.	77,000	699,482
Keppel Corp., Ltd.	273,000	2,602,065
LVMH Moet Hennessy Louis Vuitton SA	28,190	2,901,889
Siemens AG	7,102	602,154

		6,805,590

Drugs - 7.73%

Actelion, Ltd.+	4,350	582,427
AstraZeneca PLC	16,370	1,061,004
Bayer AG	64,710	3,205,866
GlaxoSmithKline PLC	320,511	9,080,807
Merck KGaA	9,312	924,461
Novartis AG	72,526	4,139,376
Novo-Nordisk AS	13,900	1,027,746
Roche Holding AG	74,184	13,675,387
Sanofi-Aventis	44,612	4,003,683
Shire PLC	84,695	1,438,471
Teva Pharmaceutical Industries, Ltd. ADR	33,054	1,148,957

		40,288,185

Electronics/Electrical Equipment - 8.55%

Canon, Inc.	130,450	6,489,442
Fanuc, Ltd.	26,600	2,109,511
Hitachi High Technologies Corp.	28,900	763,150
HON HAI Precision Industry Co., Ltd.	702,600	3,961,890
Ibiden Co., Ltd.	14,300	732,084
Keyence Corp.	4,400	1,015,341
Koninklijke Philips Electronics NV	49,090	1,674,175
Legrand SA	38,200	1,115,341
Matsushita Electric Industrial Co., Ltd.	153,000	3,271,264
Mitsubishi Electric Corp.	191,000	1,574,922
Murata Manufacturing Co., Ltd.	37,700	2,594,795
NGK Insulators, Ltd.#	52,000	709,604
Omron Corp.	39,400	916,240
Ricoh Co., Ltd.	102,000	2,002,726
Samsung Electronics Co., Ltd.	8,700	5,882,659
Samsung Electronics Co., Ltd. GDR+*	192	65,280
Samsung Electronics Co., Ltd., Reg S GDR*	12,390	4,212,600
Schneider Electric SA	42,910	4,576,596
SMC Corp.	6,800	908,829

		44,576,449

Financial Services - 4.58%

Amvescap PLC	161,910	1,670,904
Deutsche Boerse AG#	12,580	1,909,365
Kookmin Bank	10,450	845,740
Man Group PLC	365,626	2,939,580
ORIX Corp.	24,490	6,498,262
UBS AG	176,471	9,985,949

		23,849,800

Foods - 2.79%

Groupe Danone#	30,910	4,253,076
Nestle SA	22,844	7,855,322
Royal Numico NV	52,136	2,421,951

		14,530,349

Healthcare - 1.07%

Essilor International SA#	21,656	2,241,762
Hoya Corp.#	92,000	3,346,309

		5,588,071

Hospital Supplies - 0.67%

Fresenius Medical Care AG	26,472	3,492,525

Household Products - 2.68%

Kao Corp.	75,000	1,999,659
L’Oreal SA	7,370	771,417
Reckitt Benckiser PLC	269,191	11,173,665

		13,944,741

Human Resources - 1.29%

Adecco SA#	52,030	3,041,441
Capita Group PLC	355,210	3,699,569

		6,741,010

Information Processing - Software - 0.82%

Infosys Technologies, Ltd. ADR	50,000	2,242,500
SAP AG	10,580	2,020,850

		4,263,350

Insurance - 5.39%

Admiral Group PLC	70,474	908,440
Assicurazioni Generali SpA	53,030	1,998,097
Aviva PLC	83,826	1,177,914
AXA#	236,009	8,768,522
ING Groep NV	120,171	5,196,050
Manulife Financial Corp	36,376	1,185,437
Ping An Insurance Group Co. of China, Ltd.	376,500	1,232,045
Prudential PLC	117,810	1,322,344
QBE Insurance Group, Ltd.	211,426	3,851,570
Swiss Re	31,741	2,421,481

		28,061,900

Leisure & Tourism - 2.65%

Accor SA#	31,080	1,988,916
Enterprise Inns PLC	49,500	965,125
Ladbrokes PLC	203,688	1,482,489
Nintendo Co., Ltd.	10,300	2,112,731
OPAP SA	38,230	1,359,639
Sega Sammy Holdings, Inc.	55,500	1,895,779
William Hill PLC	252,790	3,058,821
Yamaha Motor Co., Ltd.	36,400	970,501

		13,834,001

Machinery - 2.10%

Alstom+#	33,890	3,195,576
Atlas Copco AB, Series A#	119,840	3,084,142
Komatsu, Ltd.	66,500	1,215,065
MAN AG	45,179	3,456,078

		10,950,861

Medical Technology - 0.13%

Synthes, Inc.	6,400	698,834

Metals - 0.11%

Vallourec SA	2,530	567,229

Mining - 1.49%

BHP Billiton PLC	34,230	652,408
BHP Billiton, Ltd.	250,020	5,287,659
Rio Tinto, Ltd.#	32,920	1,833,556

		7,773,623

Multimedia - 0.18%

Informa PLC	112,729	940,131

Oil & Gas - 7.79%

BG Group PLC	287,036	3,751,937
BP PLC	191,606	2,178,021
Canadian Natural Resources, Ltd.	21,430	1,125,109
Cnooc, Ltd.	1,203,000	1,050,290
EnCana Corp.	15,553	816,135
ENI SpA#	128,398	3,931,479
Lukoil ADR	9,703	812,141
Neste Oil OYJ#	35,470	1,117,883
Petroleo Brasileiro SA	8,900	717,518
Petroleo Brasileiro SA ADR	35,780	3,208,035
Petroleum Geo-Services ASA+	23,000	1,196,931
Royal Dutch Shell PLC, Class A	59,730	2,069,867
Saipem SpA#	99,433	2,228,026
Statoil ASA	61,650	1,662,658
Suncor Energy, Inc.	40,037	3,102,478
Tokyo Gas Co., Ltd.	204,000	1,086,077
Total SA#	156,220	10,547,440

		40,602,025

Railroads & Equipment - 0.43%

Canadian National Railway Co. (Toronto)	27,203	1,160,428
Canadian National Railway Co. (New York)	25,610	1,095,084

		2,255,512

Real Estate - 0.79%

Leopalace21 Corp.	54,000	1,913,540
Sumitomo Realty & Development Co., Ltd.#	75,000	2,210,486

		4,124,026

Retail - 5.96%

Carphone Warehouse PLC	437,620	2,343,518
Compagnie Financiere Richemont AG#	94,121	4,481,042
Daiei, Inc.+#	66,000	1,276,204
Inditex SA#	101,453	4,576,472
Marks & Spencer Group PLC	161,390	1,820,722
Next PLC	38,360	1,217,567
Pinault-Printemps-Redoute SA#	15,690	2,166,913
Seven & I Holdings Co., Ltd.#	53,000	1,873,589
Tesco PLC	983,038	7,061,194
Wal-Mart de Mexico SA de CV	297,800	1,015,139
Yamada Denki Co., Ltd.	30,250	3,246,731

		31,079,091

Semiconductors - 0.44%

Hynix Semiconductor, Inc.+	19,840	759,505
Media Tek, Inc.	94,100	858,146
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,584	666,447

		2,284,098

Shipbuilding - 0.11%

Hyundai Heavy Industries Co., Ltd.	4,400	558,410

Telecommunications - 3.47%

America Movil SA de CV ADR	127,710	4,764,860
China Mobile, Ltd.	223,500	1,502,980
e.Biscom SpA+	7,400	287,923
Hellenic Telecommunications Organization SA+	84,660	1,952,318
Hutchison Telecommunications International, Ltd.+	631,000	1,116,405
Singapore Telecommunications, Ltd.	950,950	1,504,601
Telefonaktiebolaget LM Ericsson, Class B	747,360	2,485,425
Telekomunikasi Indosia TbK PT	840,000	729,471
Telenor ASA	244,926	3,099,348
Telkom SA, Ltd.	34,350	647,484

		18,090,815

Tobacco - 0.96%

British American Tobacco PLC	68,150	1,868,559
Imperial Tobacco Group PLC	63,452	2,186,767
Swedish Match AB	57,000	963,529

		5,018,855

Utilities - Electric - 1.71%

E. ON AG	35,400	4,497,173
Fortum Oyj	50,550	1,360,004
Iberdrola SA	46,529	1,727,516
International Power PLC	219,354	1,326,074

		8,910,767

Water Services - 0.44%

Veolia Environment#	40,440	2,266,674

Total Common Stock
(Cost $412,483,805)		500,979,377

PREFERRED STOCK - 0.57%
Automotive - 0.30%

Porsche AG
	1,506	$1,543,934

Chemical - 0.27%

Henkel KGaA
	11,131	1,421,627

Total Preferred Stock
(Cost $2,234,602)		2,965,561

EXCHANGE-TRADED FUNDS - 0.52%
Financial Services - 0.52%

iShares MSCI EAFE Index Fund	40,000	2,704,000

Total Exchange-Traded Funds
(Cost $2,639,255)		2,704,000

Total Long-Term Investment Securities
(Cost $417,357,662)		506,648,938

SHORT-TERM INVESTMENT SECURITIES - 14.05%
Collective Investment Pool - 12.74%

Securities Lending Quality Trust(1)
	66,374,954	66,374,954

Commercial Paper - 0.28%

Citigroup Funding, Inc. 5.27% due 09/01/06
	$1,429,000	1,429,000

Time Deposit - 1.03%

Euro Time Deposit with State Street Bank & Trust Co.:
4.05% due 09/01/06	5,385,000	5,385,000

Total Short-Term Investment Securities
(Cost $73,188,954)		73,188,954

REPURCHASE AGREEMENT - 0.84%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/1/06 in the amount of $4,393,589 and collateralized by Federal National Mtg. Assoc. Bonds bearing interest at 5.75%, due 07/27/20 and having an approximate value of $4,483,400

(Cost $4,393,000)	4,393,000	4,393,000

TOTAL INVESTMENTS
(Cost $494,939,616)(2)	112.11%	584,230,892
Liabilities in excess of other assets	(12.11)%	(63,108,008)

NET ASSETS	100.00%	521,122,884

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $4,277,880 representing 0.82% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings by country held by the International Growth I Fund as a percent of net assets as of August 31, 2006.

Country	Percent of Net Assets
United States	19.07%
Japan	16.67%
United Kingdom	15.58%
France	14.05%
Switzerland	11.65%
Germany	6.71%
Italy	3.20%
South Korea	2.84%
Australia	2.69%
Spain	2.49%
Netherlands	2.08%
Hong Kong	1.67%
Canada	1.63%
Sweden	1.59%
Ireland	1.50%
Norway	1.37%
Greece	1.23%
Belgium	1.21%
Taiwan	0.92%
Singapore	0.91%
Austria	0.48%
Finland	0.48%
Turkey	0.39%
Indonesia	0.30%
South Africa	0.29%
China	0.24%
Denmark	0.20%
Mexico	0.19%
Hungary	0.19%
Thailand	0.14%
Brazil	0.14%

112.11%

See Notes to Schedule of Investments

LARGE CAP CORE FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.05%
Advertising - 1.31%

Omnicom Group, Inc.	19,346	$1,691,227

Aerospace/Defense - 2.40%

Lockheed Martin Corp.	23,695	1,957,207
United Technologies Corp.	18,135	1,137,246

		3,094,453

Apparel & Products - 0.33%

Chico’s FAS, Inc.+	23,147	426,831

Banks - 6.74%

Bank of America Corp.	75,556	3,888,867
State Street Bank & Trust Co.	17,194	1,062,589
U.S. Bancorp	48,538	1,556,614
Wells Fargo & Co.	62,192	2,161,172

		8,669,242

Beverages - 2.00%

Diageo PLC	58,496	1,041,397
Diageo PLC ADR	4,631	331,116
PepsiCo, Inc.	18,399	1,201,087

		2,573,600

Chemical - 1.13%

Air Products & Chemicals, Inc.	21,934	1,454,005

Coal - 0.79%

Massey Energy Co.#	17,071	430,872
Peabody Energy Corp.	13,156	579,785

		1,010,657

Commercial Services - 1.35%

Accenture, Ltd.	37,120	1,100,979
Cintas Corp.	17,255	638,953

		1,739,932

Conglomerates - 2.82%

General Electric Co.	106,609	3,631,103

Drugs - 6.03%

Abbott Laboratories	23,232	1,131,398
Caremark Rx, Inc.	27,931	1,618,322
Novartis AG ADR	12,856	734,335
Pfizer, Inc.	101,909	2,808,612
Wyeth	29,988	1,460,416

		7,753,083

Financial Services - 11.10%

American Express Co.	21,645	1,137,228
Capital One Financial Corp.	9,168	670,181
Citigroup, Inc.	95,114	4,693,876
Goldman Sachs Group, Inc.	6,791	1,009,482
JPMorgan Chase & Co.	49,379	2,254,645
Legg Mason, Inc.	13,333	1,216,770
Merrill Lynch & Co., Inc.	15,422	1,133,980
Morgan Stanley	22,590	1,486,196
T. Rowe Price Group, Inc.	15,305	674,338

		14,276,696

Freight - 0.91%

United Parcel Service, Inc.	16,730	1,171,936

Hospital Supplies - 3.39%

Johnson & Johnson	42,434	2,743,783
Medtronic, Inc.	14,456	677,986
St. Jude Medical, Inc.+	25,779	938,613

		4,360,382

Household Products - 2.70%

Procter & Gamble Co.	56,028	3,468,133

Information Processing - Hardware - 2.26%

Dell, Inc.+	64,162	1,446,853
Hewlett-Packard Co.	40,088	1,465,617

		2,912,470

Information Processing - Services - 2.23%

eBay, Inc.+	32,646	909,518
Google, Inc.+	5,185	1,962,678

		2,872,196
Information Processing - Software - 4.40%

Automatic Data Processing, Inc.	25,725	1,214,220
Microsoft Corp.	76,503	1,965,362
Oracle Corp.+	158,686	2,483,436

		5,663,018

Insurance - 4.62%

Aetna, Inc.	34,508	1,286,113
Hartford Financial Services Group, Inc.	14,039	1,205,389
Marsh & McLennan Cos., Inc.	62,990	1,647,818
Prudential Financial, Inc.	13,701	1,005,790
WellPoint, Inc.+	10,324	799,181

		5,944,291

Leisure & Tourism - 0.62%

OSI Restaurant Partners, Inc.	25,683	795,403

Machinery - 1.71%

Deere & Co.	8,394	655,571
Pall Corp.	56,689	1,543,075

		2,198,646

Medical - Biomedical/Gene - 2.31%

Amgen, Inc.+	20,184	1,371,099
Biogen Idec, Inc.+	36,245	1,599,854

		2,970,953

Medical Technology - 2.12%

Baxter International, Inc.	35,839	1,590,535
Zimmer Holdings, Inc.+	16,760	1,139,680

		2,730,215

Multimedia - 2.03%

News Corp., Class A	50,292	957,057
Time Warner, Inc.	49,106	816,141
Walt Disney Co.	28,495	844,877

		2,618,075

Oil & Gas - 9.73%

Apache Corp.	22,562	1,472,847
BP PLC ADR#	26,702	1,817,071
ConocoPhillips	17,860	1,132,860
Exxon Mobil Corp.	68,241	4,617,868
Occidental Petroleum Corp.	18,241	930,109
Schlumberger, Ltd.	29,907	1,833,299
Weatherford International, Ltd.+	16,554	711,822

		12,515,876

Paper/Forest Products - 0.58%

Weyerhaeuser Co.	12,125	751,750

Retail - 5.52%

Amazon.com, Inc.+#	45,694	1,408,746
Best Buy Co., Inc.	26,329	1,237,463
BJ’s Wholesale Club, Inc.+	27,355	720,804
J.C. Penney Co., Inc.	14,957	942,890
Wal-Mart Stores, Inc.	62,371	2,789,231

		7,099,134

Schools - 1.08%

Apollo Group, Inc., Class A+	27,561	1,383,838

Semiconductors - 3.00%

Altera Corp.+	71,811	1,452,737
Intel Corp.	70,262	1,372,919
Texas Instruments, Inc.	31,767	1,035,287

		3,860,943

Telecommunications - 7.41%

Alltel Corp.	15,373	833,371
Cisco Systems, Inc.+	122,679	2,697,711
Motorola, Inc.	68,271	1,596,176
QUALCOMM, Inc.	67,378	2,538,129
Sprint Corp.	65,448	1,107,380
Verizon Communications, Inc.	21,640	761,295

		9,534,062

Tobacco - 1.93%

Altria Group, Inc.	29,756	2,485,519

Utilities - Communication - 0.80%
AT&T, Inc.	32,869	1,023,212

Utilities - Electric - 2.70%
DPL, Inc.#	26,518	737,201
Exelon Corp.	13,557	826,706
PG&E Corp.	19,109	801,240
TXU Corp.	16,735	1,108,024

		3,473,171

Total Long-Term Investment Securities
(Cost $125,135,455)		126,154,052

SHORT-TERM INVESTMENT SECURITIES - 3.79%
Collective Investment Pool - 2.81%

Securities Lending Quality Trust (1)	3,621,266	3,621,266

Time Deposit - 0.98%

Euro Time Deposit with State Street Bank & Trust Co.:
3.90% due 06/01/06	$1,256,000	1,256,000

Total Short-Term Investment Securities
(Cost $4,877,266)		4,877,266

TOTAL INVESTMENTS
(Cost $130,012,721) (2)	101.84%	131,031,318
Liabilities in excess of other assets	(1.84)%	(2,366,843)

NET ASSETS	100.00%	$128,664,475

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

LARGE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.53%
Advertising - 0.37%

Omnicom Group, Inc.	24,300	$2,124,306

Aerospace/Defense - 6.75%

Boeing Co.	152,203	11,400,005
General Dynamics Corp.	72,399	4,890,552
L-3 Communications Holdings, Inc.	39,100	2,947,749
Lockheed Martin Corp.	97,058	8,016,991
Northrop Grumman Corp.	62,846	4,198,741
Raytheon Co.	82,155	3,878,538
United Technologies Corp.	60,500	3,793,955

		39,126,531

Apparel & Products - 0.90%

Abercrombie and Fitch Co., Class A	46,200	2,981,286
Nike, Inc., Class B	27,600	2,228,976

		5,210,262

Automotive - 0.73%

Danaher Corp.	63,500	4,209,415

Banks - 0.50%

Uniao de Bancos Brasileiros SA GDR	39,908	2,887,344

Beverages - 3.10%

Anheuser-Busch Cos., Inc.	44,000	2,172,720
Diageo PLC	181,964	3,239,483
PepsiCo, Inc.	192,940	12,595,123

		18,007,326

Broadcasting - 0.71%

Comcast Corp., Class A+	117,700	4,119,500

Chemical - 0.91%

Sigma-Aldrich Corp.	40,600	2,948,778
Syngenta AG+	15,873	2,330,301

		5,279,079

Commercial Services - 1.98%

ABB, Ltd.	359,830	4,779,803
Accenture, Ltd.	175,516	5,205,804
Alliance Data Systems Corp.+	29,200	1,475,768

		11,461,375

Conglomerates - 2.70%

General Electric Co.	366,700	12,489,802
ITT Industries, Inc.	64,600	3,162,170

		15,651,972

Drugs - 4.64%

Abbott Laboratories	78,600	3,827,820
AstraZeneca PLC ADR	101,306	6,599,073
Caremark Rx, Inc.+	97,594	5,654,596
Novartis AG ADR	122,300	6,985,776
Roche Holding AG	20,996	3,870,490

		26,937,755

Electronics/Electrical Equipment - 2.12%

Agilent Technologies, Inc.+	58,300	1,874,928
Ametek, Inc.	104,800	4,493,824
Applera Corp. - Applied Biosystems Group	93,692	2,871,660
Emerson Electric Co.	36,900	3,031,335

		12,271,747

Financial Services - 8.46%

American Express Co.	82,300	4,324,042
Bear Stearns Cos., Inc.	22,250	2,900,288
Citigroup, Inc.	88,900	4,387,215
Goldman Sachs Group, Inc.	82,202	12,219,327
JPMorgan Chase & Co.	60,170	2,747,362
Kookmin Bank	37,100	3,002,580
Lehman Brothers Holdings, Inc.	110,670	7,061,853
Merrill Lynch & Co., Inc.	59,200	4,352,976
Morgan Stanley	47,749	3,141,407
ORIX Corp.	8,962	2,378,008
SLM Corp.	52,140	2,530,354

		49,045,412

Foods - 0.46%

Archer-Daniels-Midland Co.	64,480	2,654,642

Freight - 0.37%

United Parcel Service, Inc.	30,700	2,150,535

Healthcare - 3.29%

Cooper Cos., Inc.#	95,700	4,783,086
Laboratory Corp. of America Holdings+	66,333	4,538,504
McKesson Corp.	94,608	4,806,086
Medco Health Solutions, Inc.+	78,600	4,980,882

		19,108,558

Hospital Management - 0.39%

Omnicare, Inc.#	49,600	2,247,376

Hospital Supplies - 3.44%

AmerisourceBergen Corp.	83,884	3,704,318
Cardinal Health, Inc.	55,720	3,756,642
Johnson & Johnson	125,700	8,127,762
Medtronic, Inc.	93,000	4,361,700

		19,950,422

Household Products - 2.13%

Procter & Gamble Co.	200,070	12,384,333

Human Resources - 0.43%

Manpower, Inc.	42,300	2,500,353

Information Processing - Hardware - 3.94%

Apple Computer, Inc.+	77,000	5,224,450
Hewlett-Packard Co.	352,579	12,890,288
International Business Machines Corp.	58,300	4,720,551

		22,835,289

Information Processing - Services - 2.62%
Google, Inc.+	23,900	9,046,867
Yahoo!, Inc.+	213,800	6,161,716

		15,208,583

Information Processing - Software - 3.88%
Adobe Systems, Inc.+	44,500	1,443,580
Autodesk, Inc.+	81,500	2,832,940
BEA Systems, Inc.+	243,239	3,339,671
Microsoft Corp.	521,840	13,406,070
Red Hat, Inc.+#	63,100	1,466,444

		22,488,705

Insurance - 7.10%
Aetna, Inc.	89,200	3,324,484
AMBAC Financial Group, Inc.	25,500	2,208,045
Assurant, Inc.	77,000	3,961,650
Chubb Corp.	76,270	3,825,703
Coventry Health Care, Inc.+	89,000	4,827,360
Marsh & McLennan Cos., Inc.	101,500	2,655,240
Prudential Financial, Inc.	92,730	6,807,309
UnitedHealth Group, Inc.	133,130	6,916,104
WellPoint, Inc.+	86,230	6,675,064

		41,200,959

Leisure & Tourism - 0.23%

Electronic Arts, Inc.+	25,800	1,316,574

Machinery - 2.61%

Dover Corp.	62,800	3,053,336
IDEX Corp.	123,461	5,184,127
Komatsu, Ltd.	219,004	4,001,564
Precision Castparts Corp.	49,400	2,886,936

		15,125,963

Medical - Biomedical/Gene - 1.71%

Amgen, Inc.+	56,100	3,810,873
Genzyme Corp.+	52,300	3,463,829
Invitrogen Corp.+	43,400	2,640,890

		9,915,592

Medical Technology - 0.65%

Boston Scientific Corp.+	90,500	1,578,320
Quest Diagnostics, Inc.	34,000	2,185,520

		3,763,840

Metals - 1.47%

Phelps Dodge Corp.#	48,000	4,296,000
Rio Tinto PLC	20,918	4,213,931

		8,509,931

Multimedia - 1.65%
News Corp., Class A	502,280	9,558,388

Oil & Gas - 4.84%

Devon Energy Corp.	45,810	2,862,667
Exxon Mobil Corp.	31,800	2,151,906
Marathon Oil Corp.	46,526	3,884,921
McDermott International, Inc.+	75,747	3,651,005
Occidental Petroleum Corp.	88,591	4,517,255
Schlumberger, Ltd.	33,000	2,022,900
Smith International, Inc.	33,273	1,396,468
Valero Energy Corp.	132,170	7,586,558

		28,073,680

Pollution Control - 0.80%

Waste Management, Inc.	135,220	4,635,342

Railroads & Equipment - 0.51%

Burlington Northern Santa Fe Corp.	43,967	2,943,591

Retail - 5.21%

CVS Corp.	130,800	4,388,340
Home Depot, Inc.	81,900	2,808,351
J.C. Penney Co., Inc.	55,620	3,506,285
Kohl’s Corp.+	44,700	2,794,197
Nordstrom, Inc.	118,700	4,433,445
Office Depot, Inc.+	113,938	4,197,476
Target Corp.	60,900	2,946,951
Wal-Mart Stores, Inc.	115,400	5,160,688

		30,235,733

Semiconductors - 2.49%

Applied Materials, Inc.	82,300	1,389,224
Freescale Semiconductor, Inc.+	75,400	2,330,614
Freescale Semiconductor, Inc., Class A+	32,100	985,470
Intel Corp.	160,100	3,128,354
Linear Technology Corp.	39,500	1,343,395
Texas Instruments, Inc.	162,400	5,292,616

		14,469,673

Telecommunications - 8.42%

Amdocs, Ltd.+	123,145	4,673,353
America Movil SA de CV ADR	188,100	7,018,011
American Tower Corp., Class A+	80,300	2,879,558
Cisco Systems, Inc.+	695,926	15,303,413
Corning, Inc.+	126,900	2,822,256
Motorola, Inc.	450,100	10,523,338
Nokia Oyj ADR	170,190	3,553,567
QUALCOMM, Inc.	55,300	2,083,151

		48,856,647

Therapeutics - 0.84%

Gilead Sciences, Inc.+	77,070	4,886,238

Tobacco - 0.66%

Altria Group, Inc.	19,300	1,612,129
UST, Inc.	41,500	2,193,690

		3,805,819

Utilities - Electric - 0.52%

Exelon Corp.	26,600	1,622,068
TXU Corp.	20,900	1,383,789

		3,005,857

Total Long-Term Investment Securities
(Cost $533,603,470)		548,164,647

SHORT-TERM INVESTMENT SECURITIES - 4.10%
Collective Investment Pool - 2.15%

Securities Lending Quality Trust(3)	12,449,250	12,449,250

Time Deposit - 1.95%

Euro Time Deposit with State Street Bank & Trust Co.:
4.05% due 09/01/06	$11,321,000	11,321,000

Total Short-Term Investment Securities
(Cost $23,770,250)		23,770,250

REPURCHASE AGREEMENT - 3.45%
UBS AG Joint Repurchase Agreement(2)
(Cost $20,017,000)	20,017,000	20,017,000

TOTAL INVESTMENTS
(Cost $577,390,720)(1)	102.07%	591,951,897
Liabilities in excess of other assets	(2.07)%	(12,025,943)

NET ASSETS	100.00%	$579,925,954

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investments on a tax basis
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	The security is purchased with the cash collateral received from securities loaned.

See Notes to Schedule of Investments

MID CAP INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.14%
Advertising - 0.32%

Catalina Marketing Corp.#	83,700	$2,398,005
Harte-Hanks, Inc.	123,300	3,267,450
Valassis Communications, Inc.+#	105,600	2,082,432

		7,747,887

Aerospace/Defense - 0.45%

Alliant Techsystems, Inc.+#	77,900	5,958,571
DRS Technologies, Inc.#	88,200	3,648,834
Sequa Corp., Class A+#	14,800	1,358,640

		10,966,045

Airlines - 0.38%

Airtran Holdings, Inc.+#	200,500	2,295,725
Alaska Air Group, Inc.+	86,800	3,287,116
JetBlue Airways Corp.+#	341,500	3,496,960

		9,079,801

Apparel & Products - 2.20%

Abercrombie and Fitch Co., Class A#	194,400	12,544,632
AnnTaylor Stores Corp.+	162,100	6,451,580
Charming Shoppes, Inc.+	270,400	3,558,464
Chico’s FAS, Inc.+#	402,000	7,412,880
Foot Locker, Inc.	343,300	8,273,530
Payless ShoeSource, Inc.+#	148,900	3,493,194
Polo Ralph Lauren Corp., Class A	134,500	7,934,155
Timberland Co., Class A+#	117,200	3,329,652

		52,998,087

Appliances/Furnishings - 0.55%

Furniture Brands International, Inc.#	108,200	2,072,030
Herman Miller, Inc.#	146,600	4,139,984
HNI Corp.	114,500	4,568,550
Lancaster Colony Corp.#	54,300	2,396,802

		13,177,366

Automotive - 2.47%

Advance Auto Parts, Inc.	238,750	7,191,150
ArvinMeritor, Inc.#	155,800	2,313,630
Borg-Warner, Inc.	126,500	7,173,815
Carlisle Cos., Inc.	67,800	5,796,900
Carmax, Inc.+#	232,000	8,744,080
Donaldson Co., Inc.#	150,100	5,010,338
Lear Corp.#	148,800	3,026,592
Modine Manufacturing Co.	74,200	1,728,118
Oshkosh Truck Corp., Class B	162,700	8,411,590
SPX Corp.	132,200	6,980,160
Thor Industries, Inc.#	76,500	3,226,770

		59,603,143

Auto - Replacement Parts - 0.31%

O’Reilly Automotive, Inc.+	250,100	7,425,469

Banks - 3.70%

Associated Banc-Corp.	292,200	9,215,988
Bank of Hawaii Corp.	112,500	5,492,250
Cathay General Bancorp#	113,700	4,239,873
City National Corp.	91,700	6,033,860
Colonial BancGroup, Inc.	341,500	8,363,335
Cullen/Frost Bankers, Inc.	105,900	6,243,864
First American Corp.	213,500	8,672,370
FirstMerit Corp.#	176,300	4,056,663
Greater Bay Bancorp	111,300	3,168,711
Mercantile Bankshares Corp.	272,249	10,054,156
SVB Financial Group+#	78,500	3,547,415
TCF Financial Corp.#	247,700	6,457,539
Texas Regional Bancshares, Inc., Class A#	100,470	3,844,987
Westamerica Bancorp.#	69,500	3,324,185
Wilmington Trust Corp.	150,600	6,633,930

		89,349,126

Beverages - 0.13%

PepsiAmericas, Inc.	132,500	3,046,175

Broadcasting - 0.16%

Emmis Communications Corp., Class A+	82,200	1,005,306
Entercom Communications Corp.#	73,600	1,870,176
Westwood One, Inc.#	141,400	1,036,462

		3,911,944

Building Materials - 1.13%

Fastenal Co.#	273,700	10,039,316
Florida Rock Industries, Inc.#	104,500	3,886,355
Martin Marietta Materials, Inc.#	101,100	8,326,596
RPM International, Inc.#	261,800	4,924,458

		27,176,725

Chemical - 2.64%

Airgas, Inc.	148,900	5,333,598
Albemarle Corp.	85,700	4,704,930
Cabot Corp.#	140,100	4,655,523
Cabot Microelectronics Corp.+#	53,500	1,682,040
Chemtura Corp.	530,800	4,612,652
Cytec Industries, Inc.	89,500	4,774,825
Ferro Corp.	93,900	1,603,812
FMC Corp.	86,400	5,280,768
Lubrizol Corp.	151,000	6,566,990
Lyondell Chemical Co.	453,500	11,781,930
Minerals Technologies, Inc.#	44,000	2,287,560
Olin Corp.#	159,800	2,401,794
Sensient Technologies Corp.#	102,500	2,062,300
Valspar Corp.	225,100	5,987,660

		63,736,382

Coal - 1.50%

Arch Coal, Inc.#	315,900	10,345,725
Peabody Energy Corp.	584,900	25,776,543

		36,122,268

Commercial Services - 2.67%

Adesa, Inc.	198,400	4,382,656
Alliance Data Systems Corp.+#	148,900	7,525,406
Brinks Co.#	106,800	6,084,396
CDW Corp.	136,900	7,981,270
Cendant Corp.	2,209,900	4,265,107
Corporate Executive Board Co.#	88,300	7,738,612
Deluxe Corp.#	113,300	2,030,336
Dycom Industries, Inc.+#	89,200	1,806,300
Moneygram International, Inc.	187,200	5,878,080
Navigant Consulting, Inc.+#	115,500	2,274,195
Plexus Corp.+#	101,000	2,001,820
Quanta Services, Inc.+	261,800	4,641,714
Rollins, Inc.#	65,100	1,382,724
Sotheby's Holdings, Inc., Class A	109,700	3,049,660
United Rentals, Inc.+#	150,700	3,264,162

		64,306,438

Conglomerates - 0.22%

Trinity Industries, Inc.#	156,550	5,222,508

Drugs - 1.28%

Cephalon, Inc.+#	134,100	7,646,382
Medicis Pharmaceutical Corp.#	120,300	3,523,587
Par Pharmaceutical Cos., Inc.+#	77,400	1,389,330
Perrigo Co.#	184,800	2,982,672
Sepracor, Inc.+#	240,200	11,291,802
Valeant Pharmaceuticals International#	204,900	4,028,334

		30,862,107

Electronics/Electrical Equipment - 3.77%

Ametek, Inc.	156,600	6,715,008
Amphenol Corp., Class A	197,900	11,373,313
Arrow Electronics, Inc.+	269,200	7,510,680
Avnet, Inc.+	323,700	6,331,572
Commscope, Inc.+#	128,100	3,741,801
Energizer Holdings, Inc.+	126,800	8,477,848
Gentex Corp.#	339,800	4,920,304
Hawaiian Electric Industries, Inc.#	179,300	4,916,406
Hubbell, Inc., Class B#	134,300	6,244,950
Kemet Corp.+#	191,700	1,577,691
Newport Corp.+#	89,700	1,581,411
Polycom, Inc.+#	192,700	4,584,333
Silicon Laboratories, Inc.+	101,900	3,594,013
Teleflex, Inc.	89,000	4,967,090
Thomas & Betts Corp.+	119,900	5,414,684
Varian, Inc.+	68,300	3,188,244
Vishay Intertechnology, Inc.+#	407,500	5,709,075

		90,848,423

Financial Services - 2.54%

A.G. Edwards, Inc.	167,100	8,826,222
American Financial Group, Inc.	104,100	4,863,552
AmeriCredit Corp.+	288,100	6,767,469
Eaton Vance Corp.	282,700	7,516,993
IndyMac Bancorp, Inc.#	144,700	5,657,770
Investors Financial Services Corp.#	145,200	6,731,472
Jefferies Group, Inc.#	222,700	5,549,684
Raymond James Financial, Inc.	196,850	5,456,682
Waddell & Reed Financial, Inc., Class A#	187,200	4,346,784
Webster Financial Corp.	116,700	5,512,908

		61,229,536

Foods - 0.85%

Hormel Foods Corp.	161,400	5,915,310
Smithfield Foods, Inc.+	218,600	6,564,558
Smucker, J.M. Co.	128,600	6,253,818
Tootsie Roll Industries, Inc.#	56,742	1,646,085

		20,379,771

Freight - 2.87%

Alexander & Baldwin, Inc.#	97,800	4,289,508
CH Robinson Worldwide, Inc.	383,700	17,581,134
Con Way, Inc.#	106,100	5,076,885
Expeditors International of Washington, Inc.#	471,500	18,798,705
GATX Corp.#	112,400	4,171,164
JB Hunt Transport Services, Inc.	273,000	5,364,450
Overseas Shipholding Group, Inc.	65,600	4,375,520
Swift Transportation Co., Inc.+#	118,800	2,754,972
Werner Enterprises, Inc.#	112,800	2,090,184
YRC Worldwide, Inc.+#	127,000	4,671,060

		69,173,582

Hardware & Tools - 0.21%

Lincoln Electric Holdings, Inc.#	93,800	5,161,814

Healthcare - 3.21%

Advanced Medical Optics, Inc.+#	131,100	6,312,465
Apria Healthcare Group, Inc.+	93,700	1,910,543
Community Health Systems, Inc.+#	217,120	8,415,571
Covance, Inc.+	140,400	8,826,948
Dentsply International, Inc.	348,800	11,363,904
Edwards Lifesciences Corp.+	130,300	6,083,707
Intuitive Surgical, Inc.+#	80,700	7,618,080
Lincare Holdings, Inc.+	211,300	7,824,439
Pharmaceutical Product Development, Inc.	224,100	8,542,692
Steris Corp.	145,500	3,459,990
Universal Health Services, Inc., Class B	125,800	7,122,796

		77,481,135

Heavy Duty Trucks/Parts - 0.11%

Bandag, Inc.#	25,900	985,754
Federal Signal Corp.	106,600	1,664,026

		2,649,780

Home Builders - 0.83%

Beazer Homes USA, Inc.#	89,300	3,598,790
Hovnanian Enterprises, Inc., Class A+#	79,200	2,098,008
MDC Holdings, Inc.#	72,500	3,102,275
Ryland Group, Inc.#	100,800	4,301,136
Toll Brothers, Inc.+#	258,300	6,824,286

		19,924,495

Hospital Management - 1.30%

LifePoint Hospitals, Inc.+	127,000	4,324,350
Omnicare, Inc.#	267,600	12,124,956
Triad Hospitals, Inc.+	193,400	8,521,204
VCA Antech, Inc.+	183,500	6,499,570

		31,470,080

Hospital Supplies - 1.87%

Beckman Coulter, Inc.	139,600	7,645,892
Henry Schein, Inc.+	195,000	9,724,650
Hillenbrand Industries, Inc.#	135,700	7,744,399
Techne Corp.+#	87,000	4,428,300
Varian Medical Systems, Inc.+	290,300	15,472,990

		45,016,231

Household Products - 0.62%

American Greetings Corp., Class A#	127,200	3,118,944
Church & Dwight Co., Inc.#	142,800	5,497,800
Scotts Co., Class A#	99,700	4,279,124
Tupperware Corp.#	119,200	2,146,792

		15,042,660

Human Resources - 0.74%

Kelly Services, Inc., Class A	42,900	1,171,599
Korn/Ferry International+#	93,700	1,913,354
Manpower, Inc.	193,700	11,449,607
MPS Group, Inc.+	227,900	3,204,274

		17,738,834

Information Processing - Hardware - 1.37%

Avocent Corp.+#	97,300	2,941,379
Diebold, Inc.#	148,900	6,240,399
Imation Corp.	77,100	3,055,473
Ingram Micro, Inc., Class A+	261,800	4,712,400
Palm, Inc.+#	202,600	2,949,856
Tech Data Corp.+	122,800	4,284,492
Western Digital Corp.+#	487,600	8,923,080

		33,107,079

Information Processing - Services - 4.65%

3Com Corp.+	864,700	3,830,621
BISYS Group, Inc.+#	266,200	2,739,198
Cadence Design Systems, Inc.+#	624,200	10,255,606
Ceridian Corp.+	307,100	7,330,477
Checkfree Corp.+	201,900	7,228,020
Cognizant Technology Solutions Corp., Class A+	310,200	21,686,082
CSG Systems International, Inc.+#	105,500	2,840,060
DST Systems, Inc.+#	135,600	8,004,468
Dun & Bradstreet Corp.+	138,800	9,759,028
Fair Issac & Co., Inc.#	144,100	5,044,941
Gartner, Inc., Class A+#	128,600	2,004,874
Jack Henry & Associates, Inc.#	167,800	3,215,048
McAfee, Inc.+	352,400	8,020,624
McDATA Corp., Class A+#	351,300	1,507,077
Mentor Graphics Corp.+#	177,300	2,570,850
National Instruments Corp.	123,100	3,417,256
Reynolds and Reynolds Co., Class A	115,500	4,430,580
SRA International, Inc., Class A+#	83,700	2,344,437
Synopsys, Inc.+	317,100	6,012,216

		112,241,463

Information Processing - Software - 1.86%

Acxiom Corp.	170,600	4,143,874
Advent Software, Inc.+#	32,300	1,057,825
ChoicePoint, Inc.+	190,200	6,875,730
F5 Networks, Inc.+#	89,600	4,488,064
Fidelity National Information Services, Inc.	208,300	7,632,112
RSA Security, Inc.+	166,700	4,642,595
SEI Investments Co.	139,300	7,109,872
Sybase, Inc.+#	198,900	4,588,623
Transaction Systems Architects, Inc., Class A+	82,600	2,739,842
Wind River Systems, Inc.+	166,800	1,696,356

		44,974,893

Insurance - 6.27%

AmerUs Group Co.	95,100	6,447,780
Arthur J. Gallagher & Co.#	213,600	5,724,480
Brown & Brown, Inc.#	246,600	7,383,204
Everest Reinsurance Group, Ltd.	143,400	13,476,732
Fidelity National Financial, Inc.	386,100	15,532,803
Hanover Insurance Group, Inc.	112,300	4,997,350
HCC Insurance Holdings, Inc.	245,800	7,986,042
Health Net, Inc.+	254,700	10,649,007
Horace Mann Educators Corp.	95,000	1,744,200
Leucadia National Corp.#	363,100	9,342,563
Mercury General Corp.#	78,500	3,946,195
Ohio Casualty Corp.	140,400	3,643,380
Old Republic International Corp.	507,850	10,614,065
PMI Group, Inc.	197,500	8,539,900
Protective Life Corp.	154,300	7,102,429
Radian Group, Inc.	182,100	10,904,148
StanCorp Financial Group, Inc.	120,900	5,630,313
Unitrin, Inc.	100,100	4,392,388
W.R. Berkley Corp.	373,975	13,089,125

		151,146,104

Leisure & Tourism - 2.14%

Activision, Inc.+	613,854	7,918,717
Applebee’s International, Inc.#	164,100	3,405,075
Bob Evans Farms, Inc.#	79,300	2,247,362
Boyd Gaming Corp.#	96,900	3,503,904
Brinker International, Inc.#	187,400	7,209,278
Callaway Golf Co.#	143,800	1,928,358
CBRL Group, Inc.#	68,200	2,580,688
Cheesecake Factory, Inc., Class A+#	174,700	4,348,283
International Speedway Corp., Class B#	77,800	3,765,520
Macrovision Corp.+#	114,200	2,658,576
OSI Restaurant Partners, Inc.#	145,600	4,509,232
Ruby Tuesday, Inc.#	130,400	3,366,928
Scientific Games Corp., Class A+	144,900	4,212,243

		51,654,164

Machinery - 3.82%

AGCO Corp.+#	200,100	4,972,485
Crane Co.	111,500	4,457,770
Flowserve Corp.+	124,200	6,351,588
Graco, Inc.	151,200	5,715,360
Granite Construction, Inc.	73,000	3,916,450
Jacobs Engineering Group, Inc.+	129,500	11,278,155
Joy Global, Inc.	273,050	11,888,597
Kennametal, Inc.	87,400	4,609,476
Nordson Corp.	74,500	2,982,980
Pentair, Inc.#	224,600	6,715,540
Precision Castparts Corp.	296,300	17,315,772
Tecumseh Products Co., Class A+#	40,900	607,365
Timken Co.	186,000	5,959,440
Zebra Technologies Corp., Class A+	156,300	5,289,192

		92,060,170

Medical - Biomedical/Gene - 1.30%

Affymetrix, Inc.+#	149,100	3,177,321
Invitrogen Corp.+#	117,500	7,149,875
Millennium Pharmaceuticals, Inc.+#	695,400	7,552,044
PDL BioPharma, Inc.+#	252,900	4,982,130
Vertex Pharmaceuticals, Inc.+#	243,400	8,385,130

		31,246,500

Medical Technology - 0.82%

Charles River Laboratories International, Inc.+#	150,900	6,132,576
Cytyc Corp.+#	252,700	6,037,003
Gen-Probe, Inc.+#	113,900	5,536,679
Martek Biosciences Corp.+#	70,900	2,131,963

		19,838,221

Metals - 1.44%

Commercial Metals Co.	265,800	5,738,622
Harsco Corp.	92,700	7,375,212
Reliance Steel & Aluminum Co.	139,600	4,574,692
Roper Industries, Inc.#	191,800	8,895,684
Steel Dynamics, Inc.#	95,800	5,057,282
Worthington Industries, Inc.#	158,400	3,027,024

		34,668,516

Multimedia - 0.22%

Belo Corp.	199,400	3,250,220
Media General, Inc., Class A#	53,200	2,091,824

		5,342,044

Oil & Gas - 8.67%

Cameron International Corp.+	255,200	12,226,632
Denbury Resources, Inc.+	263,000	8,155,630
ENSCO International, Inc.#	339,700	15,181,193
Equitable Resources, Inc.	266,400	9,819,504
FMC Technologies, Inc.+#	151,100	8,887,702
Forest Oil Corp.+#	122,100	4,135,527
Grant Prideco, Inc.+	289,300	12,014,629
Hanover Compressor Co.+#	203,400	3,827,988
Helmerich & Payne, Inc.	231,500	5,678,695
Newfield Exploration Co.+#	284,200	12,288,808
Noble Energy, Inc.#	391,300	19,338,046
ONEOK, Inc.	242,800	9,291,956
Patterson-UTI Energy, Inc.	378,900	10,381,860
Pioneer Natural Resources Co.#	285,700	11,916,547
Plains Exploration & Production Co.+#	173,800	7,648,938
Pogo Producing Co.#	128,100	5,688,921
Pride International, Inc.+	357,800	9,277,754
Quicksilver Resources, Inc.+#	149,600	5,627,952
Smith International, Inc.#	443,000	18,592,710
Southwestern Energy Co.+#	370,400	12,723,240
Tidewater, Inc.	133,300	6,346,413

		209,050,645

Paper/Forest Products - 1.14%

Bowater, Inc.#	123,600	2,809,428
Glatfelter#	98,100	1,407,735
Longview Fibre Co.#	145,200	3,025,968
Packaging Corp. of America	133,100	3,079,934
Potlatch Corp.#	85,400	3,271,674
Rayonier, Inc.	169,101	6,679,490
Sonoco Products Co.	218,700	7,322,076

		27,596,305

Pollution Control - 0.78%

Mine Safety Appliances Co.#	58,200	2,063,190
Republic Services, Inc., Class A	265,900	10,311,602
Stericycle, Inc.+#	97,700	6,515,613

		18,890,405

Publishing - 0.83%

Banta Corp.	53,100	2,498,355
Lee Enterprises, Inc.#	101,100	2,503,236
Readers Digest Assoc., Inc., Class A#	213,000	2,728,530
Scholastic Corp.+#	79,600	2,392,776
Washington Post Co., Class B	13,000	9,981,010

		20,103,907

Real Estate Investment Trusts - 4.05%

AMB Property Corp.	194,400	10,853,352
Developers Diversified Realty Corp.	242,300	13,108,430
Highwoods Properties, Inc.	119,600	4,513,704
Hospitality Properties Trust	159,100	7,369,512
Liberty Property Trust	197,000	9,430,390
Macerich Co.	158,500	11,833,610
Mack-Cali Realty Corp.#	137,600	7,313,440
New Plan Excel Realty Trust, Inc.	231,000	6,373,290
Regency Centers Corp.	151,400	10,184,678
United Dominion Realty Trust, Inc.#	296,700	9,052,317
Weingarten Realty Investors	178,100	7,555,002

		97,587,725

Retail - 4.79%

99 Cents Only Stores+#	106,100	1,205,296
Aeropostale, Inc.+	120,400	3,058,160
American Eagle Outfitters, Inc.	291,100	11,245,193
Barnes & Noble, Inc.	116,800	4,246,848
BJ's Wholesale Club, Inc.+#	147,300	3,881,355
Blyth, Inc.	58,100	1,247,988
Borders Group, Inc.#	141,800	2,712,634
Claire's Stores, Inc.	216,700	5,922,411
Coldwater Creek, Inc.+#	132,800	3,648,016
Copart, Inc.+#	153,800	4,317,166
Dollar Tree Stores, Inc.+	231,000	6,648,180
GameStop Corp.+#	131,000	5,722,080
Michaels Stores, Inc.	292,000	12,570,600
MSC Industrial Direct Co., Inc., Class A	120,300	4,735,008
Pacific Sunwear of California, Inc.+#	159,300	2,128,248
PETsMART, Inc.#	309,600	7,770,960
Pier 1 Imports, Inc.#	192,400	1,229,436
Regis Corp.#	100,800	3,698,352
Rent-A-Center, Inc.+#	153,400	4,157,140
Ross Stores, Inc.	315,700	7,731,493
Ruddick Corp.#	76,500	1,972,935
Saks, Inc.#	302,600	4,366,518
Urban Outfitters, Inc.+#	244,600	3,837,774
Williams-Sonoma, Inc.#	254,500	7,497,570

		115,551,361

Savings & Loan - 0.96%

Astoria Financial Corp.	187,350	5,751,645
First Niagara Financial Group, Inc.	245,500	3,672,680
New York Community Bancorp, Inc.#	579,900	9,516,159
Washington Federal, Inc.#	192,810	4,284,238

		23,224,722

Schools - 0.83%

Career Education Corp.+	215,900	4,134,485
Corinthian Colleges, Inc.+#	190,300	2,306,436
DeVry, Inc.+#	129,700	2,898,795
ITT Educational Services, Inc.+#	79,300	5,240,937
Laureate Education, Inc.+#	113,300	5,440,666

		20,021,319

Semiconductors - 3.73%

Atmel Corp.+#	946,300	5,460,151
Cree, Inc.+#	170,200	3,169,124
Cypress Semiconductor Corp.+#	308,500	4,824,940
Fairchild Semiconductor International, Inc., Class A+#	268,700	4,844,661
Integrated Device Technology, Inc.+	442,480	7,623,930
International Rectifier Corp.+#	158,000	5,577,400
Intersil Corp., Class A	313,200	7,939,620
Lam Research Corp.+	310,700	13,294,853
Lattice Semiconductor Corp.+	252,000	1,844,640
MEMC Electronic Materials, Inc.+#	364,900	14,114,332
Micrel, Inc.+#	140,300	1,405,806
Microchip Technology, Inc.	473,600	16,178,176
Semtech Corp.+#	161,000	2,104,270
Triquint Semiconductor, Inc.+#	308,600	1,521,398

		89,903,301

Telecommunications - 1.55%

Adtran, Inc.#	143,100	3,558,897
Cincinnati Bell, Inc.+	545,500	2,754,775
Harris Corp.	296,600	13,026,672
Plantronics, Inc.#	105,000	1,881,600
Powerwave Technologies, Inc.+#	247,700	1,877,566
RF Micro Devices, Inc.+#	420,400	2,783,048
Telephone and Data Systems, Inc.	227,100	9,631,311
UTStarcom, Inc.+#	232,300	1,907,183

		37,421,052

Textile - Products - 0.35%

Mohawk Industries, Inc.+#	118,100	8,370,928

Tobacco - 0.09%

Universal Corp.#	56,900	2,198,047

Utilities - Electric - 5.45%

Alliant Energy Corp.	259,700	9,502,423
Black Hills Corp.#	73,400	2,555,054
DPL, Inc.#	252,200	7,011,160
Duquesne Light Holdings, Inc.#	173,100	3,408,339
Energy East Corp.	326,400	7,915,200
Great Plains Energy, Inc.#	175,700	5,362,364
Idacorp, Inc.#	94,500	3,630,690
MDU Resources Group, Inc.	397,700	9,743,650
Northeast Utilities#	339,400	7,741,714
NSTAR	236,100	7,774,773
OGE Energy Corp.#	200,500	7,466,620
Pepco Holdings, Inc.	420,500	10,676,495
PNM Resources, Inc.#	152,100	4,360,707
Puget Energy, Inc.	256,300	5,800,069
SCANA Corp.	255,100	10,548,385
Sierra Pacific Resources+#	488,000	7,198,000
Weststar Energy, Inc.#	192,500	4,695,075
Wisconsin Energy Corp.	258,500	11,115,500
WPS Resources Corp.	95,300	4,896,514

		131,402,732

Utilities - Gas, Distribution - 0.59%

AGL Resources, Inc.#	172,300	6,269,997
Vectren Corp.	168,300	4,638,348
WGL Holdings, Inc.#	107,800	3,349,346

		14,257,691

Utilities - Gas, Pipeline - 1.13%

Aquila, Inc.+	825,900	3,782,622
National Fuel Gas Co.#	185,600	7,084,352
Questar Corp.	189,000	16,356,060

		27,223,034

Water Services - 0.28%

Aqua America, Inc.#	286,100	6,777,709

Total Long-Term Investment Securities
(Cost $2,015,462,462)		2,366,707,849

SHORT-TERM INVESTMENT SECURITIES - 25.29%
Collective Investment Pool - 20.97%

Securities Lending Quality Trust (1)	505,779,138	505,779,138

Commercial Paper - 4.15%
Rabobank USA Financial Corp.:
5.27% due 09/01/06	$100,000,000	100,000,000

Government Obligations - 0.17%

United States Treasury Bills:
4.78% due 09/14/06 @	15,000	14,974
4.83% due 09/14/06 @	30,000	29,948
4.84% due 09/21/06 @	40,000	39,892
4.87% due 09/21/06 @	170,000	169,540
4.88% due 09/21/06 @	2,000,000	1,994,578
4.89% due 10/12/06 @	130,000	129,276
4.90% due 09/21/06 @	10,000	9,973
4.91% due 09/21/06 @	60,000	59,836
4.91% due 10/12/06 @	115,000	114,357
4.92% due 09/21/06 @	190,000	189,481
4.92% due 10/19/06 @	390,000	387,442
4.93% due 09/21/06 @	60,000	59,836
4.93% due 10/12/06 @	155,000	154,130
4.93% due 10/19/06 @	340,000	337,767
4.94% due 10/12/06 @	55,000	54,691
4.95% due 09/21/06 @	260,000	259,285
4.96% due 09/21/06 @	120,000	119,670

		4,124,676

Total Short-Term Investment Securities
(Cost $609,903,814)		609,903,814

REPURCHASE AGREEMENT - 0.31%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $7,451,000 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.88%, due 05/15/07 and having an approximate value of $7,676,122

(Cost $7,450,000)	7,450,000	7,450,000

TOTAL INVESTMENTS
(Cost $2,632,816,276)(2)	123.74	2,984,061,663
Liabilities in excess of other assets	(23.74)	(572,466,305)

NET ASSETS	100.00%	$2,411,595,358

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
189 Short	S&P MIDCAP 400 Index	September 2006	$70,143,550	$70,969,500	$(825,950)
1,510 Long	S&P MIDCAP 400 E-mini Index	September 2006	113,257,295	113,401,000	143,705

					$(682,245)

See Notes to Schedule of Investments

MID CAP STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.69%
Advertising - 0.75%

Lamar Advertising Co., Class A+	45,075	$2,357,422

Apparel & Products - 5.24%

Abercrombie and Fitch Co., Class A	76,774	4,954,226
AnnTaylor Stores Corp.+	40,000	1,592,000
Coach, Inc.+	143,192	4,322,967
Guess ?, Inc.+#	76,600	3,125,280
TJX Cos., Inc.	95,800	2,562,650

		16,557,123

Banks - 2.15%

Cullen/Frost Bankers, Inc.	35,400	2,087,184
East West Bancorp, Inc.	87,200	3,531,600
Kookmin Bank ADR#	14,800	1,192,584

		6,811,368

Broadcasting - 1.03%

Grupo Televisa SA ADR	170,525	3,246,796

Building Materials - 0.53%

Florida Rock Industries, Inc.	44,815	1,666,670

Commercial Services - 5.72%

Alliance Data Systems Corp.+	46,700	2,360,218
Corporate Executive Board Co.	70,248	6,156,535
Corrections Corp. of America+	51,600	3,242,544
Iron Mountain, Inc.+	112,672	4,618,425
Weight Watchers International, Inc.	40,249	1,708,973

		18,086,695

Drugs - 0.77%

Allergan, Inc.	21,200	2,428,672

Electronics/Electrical Equipment - 4.11%

Commscope, Inc.+	116,300	3,397,123
Encore Wire Corp.+#	111,700	4,195,452
NVIDIA Corp.+	118,200	3,440,802
Silicon Laboratories, Inc.+	55,700	1,964,539

		12,997,916

Financial Services - 3.81%

Calamos Asset Management, Inc., Class A	114,143	2,992,829
Chicago Merchantile Exchange Holdings, Inc.	4,734	2,082,960
Investors Financial Services Corp.#	76,100	3,527,996
Janus Capital Group, Inc.	76,606	1,362,055
T. Rowe Price Group, Inc.	46,900	2,066,414

		12,032,254

Foods - 1.65%

Andersons, Inc.#	70,700	2,899,407
Wm. Wrigley Jr. Co.	49,656	2,305,031

		5,204,438

Freight - 2.84%

CH Robinson Worldwide, Inc.	98,056	4,492,926
Expeditors International of Washington, Inc.	112,917	4,502,001

		8,994,927

Healthcare - 5.16%

Covance, Inc.+	50,773	3,192,098
Dade Behring Holdings, Inc.	119,797	4,850,581
Laboratory Corp. of America Holdings+	47,500	3,249,950
Manor Care, Inc.	39,600	2,067,120
Respironics, Inc.+	80,200	2,960,182

		16,319,931

Home Builders - 1.71%

Desarrolladora Homex SA De CV+	68,256	2,529,567
MDC Holdings, Inc.#	27,578	1,180,063
NVR, Inc.+#	3,309	1,699,668

		5,409,298

Hospital Supplies - 1.50%

St. Jude Medical, Inc.+	63,700	2,319,317
Techne Corp.+	30,259	1,540,183
Varian Medical Systems, Inc.+	16,600	884,780

		4,744,280

Information Processing - Services - 5.59%

Akamai Technologies, Inc.+	201,184	7,886,413
Anixter International, Inc.	34,400	1,874,456
Expedia, Inc.+	112,335	1,833,307
Monster Worldwide, Inc.+	118,647	4,833,679
Netease.com, Inc.+#	72,010	1,260,175

		17,688,030

Information Processing - Software - 1.48%

ChoicePoint, Inc.+	71,887	2,598,715
IMS Health, Inc.	76,500	2,087,685

		4,686,400

Insurance - 1.22%

Brown & Brown, Inc.	54,007	1,616,970
Leucadia National Corp.	87,622	2,254,514

		3,871,484

Leisure & Tourism - 9.62%

Activision, Inc.+	454,762	5,866,430
Cheesecake Factory, Inc., Class A+	63,644	1,584,099
Choice Hotels International, Inc.	54,452	2,064,275
Electronic Arts, Inc.+	78,100	3,980,757
Harley-Davidson, Inc.	49,300	2,884,543
InterContinental Hotels Group PLC	183,504	3,238,846
International Game Technology	64,599	2,498,689
Station Casinos, Inc.#	39,192	2,282,934
Wendy’s International, Inc.	52,092	3,328,679
Wynn Resorts, Ltd.+#	34,856	2,698,203

		30,427,455

Machinery - 5.32%

Bucyrus International, Inc.	61,500	3,175,245
Gardner Denver, Inc.+	63,000	2,266,110
Jacobs Engineering Group, Inc.+	27,500	2,394,975
Joy Global, Inc.	61,000	2,655,940
Manitowoc Co., Inc.	70,500	3,116,100
Pentair, Inc.	89,629	2,679,907
Precision Castparts Corp.	9,200	537,648

		16,825,925

Medical - Biomedical/Gene - 1.10%

Human Genome Sciences, Inc.+	308,400	3,463,332

Medical Technology - 1.88%

Gen-Probe, Inc.+	62,986	3,061,749
Hologic, Inc.+	66,500	2,871,470

		5,933,219

Mining - 0.96%

Agnico Eagle Mines, Ltd.	80,600	3,042,650

Oil & Gas - 6.34%

Cameron International Corp.+	58,600	2,807,526
Core Laboratories NV+	21,900	1,606,803
EXCO Resources, Inc.+	196,100	2,619,896
Southwestern Energy Co.+	140,737	4,834,316
Ultra Petroleum Corp.+	164,703	8,175,857

		20,044,398

Paper/Forest Products - 0.48%

MeadWestvaco Corp.	58,849	1,503,592

Pollution Control - 1.30%

Stericycle, Inc.+	61,469	4,099,368

Real Estate - 2.53%

Brookfield Asset Management, Inc.	87,784	3,930,968
CB Richard Ellis Group, Inc., Class A+	97,673	2,246,479
St. Joe Co.#	35,867	1,827,782

		8,005,229

Retail - 4.22%

Amazon.com, Inc.+	124,102	3,826,065
Copart, Inc.+	115,000	3,228,050
GameStop Corp.+	69,300	3,027,024
Kohl’s Corp.+	52,100	3,256,771

		13,337,910

Schools - 1.80%

Apollo Group, Inc., Class A+	64,349	3,230,963
ITT Educational Services, Inc.+	37,077	2,450,419

		5,681,382

Semiconductors - 9.68%

Broadcom Corp., Class A+	69,000	2,031,360
Cypress Semiconductor Corp.+#	224,900	3,517,436
Diodes, Inc.+	73,100	2,736,864
Freescale Semiconductor, Inc.+	117,900	3,644,289
Integrated Device Technology, Inc.+	328,000	5,651,440
Marvell Technology Group, Ltd.+	80,105	1,402,639
MEMC Electronic Materials, Inc.+	147,200	5,693,696
Tessera Technologies, Inc.+#	61,285	2,016,276
Trident Microsystems, Inc.+#	189,500	3,909,385

		30,603,385

Telecommunications - 5.28%

American Tower Corp., Class A+	67,800	2,431,308
Crown Castle International Corp.+	115,476	3,967,755
NII Holdings, Inc., Class B+	98,286	5,243,558
Research In Motion, Ltd.+	61,300	5,057,250

		16,699,871

Tobacco - 1.46%

Loews Corp. - Carolina Group	80,544	4,611,949

Utilities - Electric - 0.85%

Dynegy, Inc., Class A+	434,300	2,692,660

Utilities - Gas, Pipeline - 0.61%

Questar Corp.	22,216	1,922,573

Total Long-Term Investment Securities
(Cost $311,924,794)		311,998,602

SHORT-TERM INVESTMENT SECURITIES - 9.74%
Collective Investment Pool - 8.53%

Securities Lending Quality Trust (1)
	26,962,807	26,962,807

Time Deposit - 1.21%

Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06	$3,827,000	3,827,000

Total Short-Term Investment Securities
(Cost $30,789,807)		30,789,807

TOTAL INVESTMENTS
(Cost $342,714,601) (2)	108.43%	342,788,409
Liabilities in excess of other assets	(8.43)%	(26,657,330)

NET ASSETS	100.00%	$316,131,079

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET I FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS - 101.83%
Asset Backed Commercial Paper - 44.55%

Amstel Funding Corp.:
5.29% due 11/15/06	$2,000,000	$1,977,958
Amsterdam Funding Corp.:
5.26% due 09/19/06*	15,000,000	14,960,550
5.35% due 09/18/06*	5,000,000	4,987,368
Cafco LLC:
5.27% due 11/16/06	7,000,000	6,922,121
Cancara Asset Securitisation, Ltd.:
5.33% due 02/09/07	5,000,000	5,000,000
Chariot Funding LLC:
5.25% due 09/21/06 *	2,854,000	2,845,676
Charta LLC:
5.28% due 11/08/06	5,000,000	4,950,181
Cheyne Finance LLC:
5.32% due 12/06/06 *(1)	11,000,000	10,998,610
CRC Funding LLC:
5.26% due 09/22/06	10,000,000	9,969,317
5.26% due 10/18/06	11,000,000	10,924,460
5.27% due 09/25/06	5,000,000	4,982,434
Edison Asset Securitization LLC:
5.11% due 09/27/06	5,000,000	4,981,547
Fountain Square Commercial Funding:
5.33% due 09/15/06	3,000,000	2,993,782
5.35% due 10/12/06	3,450,000	3,428,979
Galaxy Funding, Inc.:
5.27% due 11/24/06	5,000,000	4,938,517
5.28% due 11/10/06	12,000,000	11,876,800
Giro Funding U. S. Corp.:
5.27% due 09/28/06	15,000,000	14,940,712
Greyhawk Funding LLC:
5.27% due 09/20/06	6,000,000	5,983,312
Kittyhawk Funding Corp.:
5.26% due 10/26/06	8,000,000	7,935,711
Ranger Funding Co. LLC:
5.25% due 10/24/06	5,000,000	4,961,354
5.26% due 10/05/06	7,000,000	6,965,226
Sedna Finance, Inc.:
5.19% due 10/03/06*	2,000,000	1,990,774
5.27% due 11/30/06*	2,000,000	1,973,650
5.37% due 09/01/06*(1)	5,000,000	4,999,895
Sheffield Receivables Corp.:
5.27% due 09/22/06	4,000,000	3,987,703
5.27% due 10/16/06	10,000,000	9,934,125
Sigma Finance Inc:
5.24% due 09/05/06*	500,000	499,709
Surrey Funding Corp.:
5.11% due 09/06/06	1,500,000	1,498,935
5.27% due 10/13/06	5,000,000	4,969,258
5.34% due 09/11/06	10,000,000	9,985,167
Sydney Capital Corp.:
5.24% due 09/01/06	1,430,000	1,430,000
5.26% due 10/17/06	5,000,000	4,966,394
5.27% due 09/21/06	10,000,000	9,970,750
Windmill Funding Corp.:
5.27% due 10/03/06	5,000,000	4,976,578

Total Asset-Backed Commercial Paper
(Cost $208,707,553)		208,707,553

CERTIFICATES OF DEPOSIT - 23.22%

ABN Amro Bank NV:
5.46% due 11/13/06 (1)	4,000,000	4,003,115
BNP Paribas:
4.99% due 09/21/06	10,000,000	9,972,278
5.08% due 12/13/06	5,000,000	4,994,417
Caylon NY:
5.08% due 12/13/06 (1)	14,000,000	13,991,148
Citibank NA:
5.35% due 11/13/06	5,000,000	5,000,000
Deutsche Bank AG:
5.09% due 03/20/07 (1)	2,000,000	1,996,684
5.31% due 10/23/06	16,000,000	16,000,000
Dexia Credit Local SA:
5.33% due 09/04/06 (1)	5,000,000	4,999,934
First Tennessee Bank:
5.32% due 10/10/06	5,000,000	5,000,000
5.35% due 11/16/06	5,000,000	5,000,000
Fortis Bank:
5.15% due 10/23/06	8,000,000	8,000,056
JPMorgan Chase Bank:
5.15% due 09/25/06	1,834,000	1,827,703
Lloyds Bank PLC:
5.28% due 09/20/06	10,000,000	10,000,000
Royal Bank of Scotland:
4.31% due 09/29/06	5,000,000	5,000,000
Wells Fargo Bank NA:
5.28% due 09/19/06	13,000,000	13,000,000

Total Certificate of Deposit
(Cost $108,785,335)		108,785,335

COMMERCIAL PAPER - 21.84%

Bank of America Corp.:
5.09% due 10/02/06(1)	6,000,000	5,999,056
5.27% due 10/13/06	4,000,000	3,975,397
5.34% due 09/13/06	10,000,000	9,982,194
Bear Stearns Co., Inc.:
5.08% due 10/10/06	3,000,000	2,983,490
5.28% due 10/23/06	8,000,000	7,938,987
Citigroup Funding, Inc.:
5.07% due 10/24/06	13,000,000	12,902,966
General Electric Capital Corp.:
5.25% due 01/16/07	5,000,000	4,900,104
HBOS Treasury Services PLC:
5.06% due 09/11/06	6,000,000	5,991,567
5.27% due 11/27/06	5,000,000	4,936,321
HSBC Bank USA, Inc.:
5.05% due 09/01/06	4,000,000	4,000,000
Royal Bank of Canada:
5.01% due 10/23/06	5,000,000	4,963,817
5.23% due 02/06/07	5,000,000	4,885,340
Svenska Handelsbank, Inc.:
4.90% due 02/08/07	5,000,000	5,000,000
5.65% due 07/20/07	5,000,000	5,007,451
UBS Finance, Inc.:
5.27% due 10/23/06	10,000,000	9,923,878
5.27% due 10/26/06	9,000,000	8,927,537

Total Commercial Paper
(Cost $102,318,105)		102,318,105

MEDIUM TERM NOTES - 11.15%

Beta Finance, Inc.:
5.34% due 09/15/06 *(1)	12,000,000	12,004,884
Merrill Lynch & Co., Inc.:
5.31% due 09/15/06 (1)	3,000,000	3,000,000
Sigma Finance, Inc.:
5.29% due 02/28/07 (1)	4,000,000	3,999,800
5.32% due 09/18/07 *(1)	11,000,000	10,999,450
Wells Fargo & Co.:
5.38% due 09/04/06 (1)	5,000,000	5,000,000
White Pine Finance LLC:
5.04% due 10/31/06	14,000,000	13,882,400
5.14% due 09/01/06	3,323,000	3,323,000

Total Medium Term Notes
(Cost $ 52,209,534)		52,209,534

GOVERNMENT AGENCIES - 1.07%
Federal Home Loan Bank:
5.40% due 11/28/06 (Cost $5,000,000)	5,000,000	5,000,000

TOTAL SHORT-TERM INVESTMENTS SECURITIES
(Cost $477,020,527)		$477,020,527

REPURCHASE AGREEMENT - 1.88%
UBS Warburg, LLC Joint Repurchase Agreement
5.21% due 09/01/06 (Cost $8,791,000) (2)	8,791,000	8,791,000

TOTAL INVESTMENTS
(Cost $485,811,527)(3)	103.71%	485,811,527
Liabilities in excess of other assets	(3.71%)	(17,363,554)

NET ASSETS	100.00%	$468,447,973

*	Securities exempt trom registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $66,260,566 representing 14.14% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2006:

Foreign Bank	17.91%
Asset Backed/Receivables	17.71%
Asset Backed/Securities	15.66%
Finance	9.90%
Asset Backed/Multi-Asset	9.12%
Diversified Financial Services	7.85%
Regional Bank	6.39%
Money Center Banks	5.47%
Domestic Bank	3.84%
Investment Bank/Brokerage	2.97%
Asset Backed/Finance	2.35%
Commercial Banks	2.10%
Asset Backed/Loans	1.37%
Government Agency	1.07%

103.71%

See Notes of Schedule of Investments.

NASDAQ - 100® INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.97%
Advertising - 0.32%

Lamar Advertising Co., Class A+#	4,830	$252,609

Broadcasting - 4.25%

Comcast Corp., Class A+	54,900	1,921,500
Discovery Holding Co.+#	13,690	191,797
EchoStar Communications Corp., Class A+#	12,230	388,302
Liberty Global, Inc. Class A+#	13,630	321,804
Sirius Satellite Radio, Inc.+#	87,380	357,384
XM Satellite Radio Holdings, Inc., Class A+#	15,310	198,418

		3,379,205

Building Materials - 0.38%

Fastenal Co.#	8,300	304,444

Chemical - 0.34%

Sigma-Aldrich Corp.#	3,700	268,731

Commercial Services - 1.82%

CDW Corp.	4,750	276,925
Cintas Corp.	11,600	429,548
Paychex, Inc.	20,710	743,696

		1,450,169

Drugs - 1.94%

Sepracor, Inc.+#	6,070	285,351
Teva Pharmaceutical Industries, Ltd. ADR	36,140	1,256,226

		1,541,577

Electronics/Electrical Equipment - 2.82%

American Power Conversion Corp.#	11,140	195,730
Comverse Technology, Inc.+	12,060	252,054
Flextronics International, Ltd.+	36,080	425,744
Garmin, Ltd.#	11,560	540,546
JDS Uniphase Corp.+	111,320	252,696
NVIDIA Corp.+	19,890	578,998

		2,245,768

Freight - 1.16%

CH Robinson Worldwide, Inc.	9,650	442,163
Expeditors International of Washington, Inc.	12,040	480,035

		922,198

Healthcare - 1.15%

Dentsply International, Inc.	8,720	284,098
Intuitive Surgical, Inc.+#	2,090	197,296
Lincare Holdings, Inc.+	5,300	196,259
Patterson Cos., Inc.+#	7,650	235,773

		913,426

Heavy Duty Trucks/Parts - 1.11%

PACCAR, Inc.	16,110	880,734

Information Processing - Hardware - 9.85%

Apple Computer, Inc.+	68,170	4,625,334
Dell, Inc.+	48,340	1,090,067
Juniper Networks, Inc.+	21,360	313,351
Network Appliance, Inc.+	22,480	769,715
Sandisk Corp.+	10,290	606,287
Sun Microsystems, Inc.+	87,450	436,376

		7,841,130

Information Processing - Services - 12.96%

Akamai Technologies, Inc.+	8,500	333,200
Cadence Design Systems, Inc.+	17,020	279,639
Check Point Software Technologies, Ltd.+	13,870	257,843
Checkfree Corp.+	5,010	179,358
Cognizant Technology Solutions Corp., Class A+	7,870	550,192
eBay, Inc.+	60,440	1,683,858
Expedia, Inc.+#	19,070	311,222
Fiserv, Inc.+	12,640	558,309
Google, Inc.+	7,510	2,842,760
IAC/InterActiveCorp+	18,100	515,488
Monster Worldwide, Inc.+	7,540	307,180
Symantec Corp.+	59,360	1,106,470
VeriSign, Inc.+	13,290	268,990
Yahoo!, Inc.+	38,920	1,121,674

		10,316,183

Information Processing - Software - 13.11%

Adobe Systems, Inc.+	33,720	1,093,877
Autodesk, Inc.+	13,880	482,469
BEA Systems, Inc.+	20,760	285,035
Citrix Systems, Inc.+	12,430	381,352
Intuit, Inc.+	25,220	762,148
Microsoft Corp.	201,770	5,183,471
Oracle Corp.+	127,830	2,000,540
Red Hat, Inc.+#	10,400	241,696

		10,430,588

Leisure & Tourism - 4.36%

Activision, Inc.+	14,200	183,180
Electronic Arts, Inc.+	17,600	897,072
Starbucks Corp.+	61,320	1,901,533
Wynn Resorts, Ltd.+#	6,310	488,457

		3,470,242

Machinery - 0.38%

Joy Global, Inc.	6,970	303,474

Medical - Biomedical/Gene - 6.99%

Amgen, Inc.+	31,580	2,145,229
Biogen Idec, Inc.+	21,480	948,127
Celgene Corp.+#	19,790	805,255
Genzyme Corp.+	18,750	1,241,813
MedImmune, Inc.+#	15,300	422,892

		5,563,316

Medical Technology - 0.78%

Biomet, Inc.	19,050	623,126

Oil & Gas - 0.34%

Patterson-UTI Energy, Inc.	9,960	272,904

Retail - 6.86%

Amazon.com, Inc.+#	15,940	491,430
Bed Bath & Beyond, Inc.+	21,820	735,988
Costco Wholesale Corp.	14,270	667,693
Express Scripts, Inc., Class A+	7,070	594,446
PETsMART, Inc.	7,980	200,298
Ross Stores, Inc.	8,130	199,104
Sears Holdings Corp.+	9,400	1,354,634
Staples, Inc.	28,115	634,274
Urban Outfitters, Inc.+#	9,940	155,959
Whole Foods Market, Inc.	7,900	423,598

		5,457,424

Schools - 0.63%

Apollo Group, Inc., Class A+	10,050	504,611

Semiconductors - 10.95%

Altera Corp.+	29,030	587,277
Applied Materials, Inc.	46,480	784,582
ATI Technologies, Inc.+	14,330	307,952
Broadcom Corp., Class A+	24,580	723,635
Intel Corp.	117,060	2,287,352
KLA-Tencor Corp.	13,850	608,154
Lam Research Corp.+	8,350	357,297
Linear Technology Corp.	23,330	793,453
Marvell Technology Group, Ltd.+	32,040	561,020
Maxim Integrated Products, Inc.	25,830	751,653
Microchip Technology, Inc.	10,250	350,140
Xilinx, Inc.	26,200	599,194

		8,711,709

Telecommunications - 12.03%

Cisco Systems, Inc.+	125,340	2,756,227
Millicom International Cellular SA+#	5,570	217,341
NII Holdings, Inc., Class B+	8,520	454,542
NTL, Inc.#	20,310	538,012
QUALCOMM, Inc.	116,180	4,376,501
Research In Motion, Ltd.+	10,710	883,575
Telefonaktiebolaget LM Ericsson ADR, Class B	6,000	200,400
Tellabs, Inc.+	14,680	149,589

		9,576,187

Therapeutics - 2.44%

Amylin Pharmaceuticals, Inc.+#	6,850	310,511
Gilead Sciences, Inc.+	25,750	1,632,550

		1,943,061

Total Long Term Investment Securities
(Cost $64,050,009)		77,172,816

SHORT-TERM INVESTMENT SECURITIES - 9.93%
Collective Investment Pool - 9.57%

Securities Lending Quality Trust (1)	7,612,298	7,612,298

Government Obligations - 0.36%

United States Treasury Bills:
4.88% due 09/12/06@	$285,000	284,227

Total Short-Term Investment Securities
(Cost $7,896,525)		7,896,525

REPURCHASE AGREEMENT - 2.86%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%. dated 08/31/06, to be repurchased 09/01/06 in the amount of $2,274,305 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 01/15/08 and having an approximate value of $2,323,363 (Cost $2,274,000)	$2,274,000	2,274,000

TOTAL INVESTMENTS
(Cost $74,220,534)(2)	109.76%	87,343,341
Liabilities in excess of other assets	(9.76)%	(7,767,872)

NET ASSETS	100.00%	$79,575,469

ADR -	American Depository Receipt
†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
80 Long	NASDAQ 100 E-Mini Index	September 2006	$2,517,695	$2,532,800	$15,105

See Notes to Schedule of Investments

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.46%
Advertising - 0.52%

Focus Media Holdings, Ltd.+	7,700	$454,300
Getty Images, Inc.+#	100,100	4,547,543

		5,001,843

Aerospace/Defense - 0.32%

United Technologies Corp.	48,700	3,053,977

Chemical - 0.37%

Monsanto Co.	75,000	3,558,000

Commercial Services - 0.77%

ABB, Ltd.	86,900	1,154,337
Accenture, Ltd.	205,314	6,089,613
WNS Holdings, Ltd.+	5,600	150,920

		7,394,870

Electronics/Electrical Equipment - 11.06%

American Power Conversion Corp.#	268,200	4,712,274
AU Optronics Corp.	167,000	2,434,860
Cogent, Inc.+#	642,943	9,181,226
Comverse Technology, Inc.+	303,000	6,332,700
Energy Conversion Devices, Inc.+	26,400	925,320
Flextronics International, Ltd.+#	802,268	9,466,762
HON HAI Precision Industry Co., Ltd.	760,800	4,290,074
Jabil Circuit, Inc.#	326,610	8,762,946
LG Electronics, Inc.	171,762	11,506,785
NVIDIA Corp.+	164,000	4,774,040
PMC-Sierra, Inc.+#	998,600	6,830,424
Samsung Electronics Co., Ltd.	11,085	7,495,319
Samsung Electronics Co., Ltd., Reg S GDR*	68,444	23,270,960
Symbol Technologies, Inc.#	557,100	6,690,771

		106,674,461

Information Processing - Hardware - 10.72%

Apple Computer, Inc.+	335,500	22,763,675
Dell, Inc.+	341,262	7,695,458
EMC Corp.+	1,695,478	19,752,319
Juniper Networks, Inc.+#	2,181,615	32,004,292
Network Appliance, Inc.+	94,500	3,235,680
Qimonda AG ADR+	36,200	584,630
Sandisk Corp.+#	191,000	11,253,720
Sun Microsystems, Inc.+	1,229,530	6,135,355

		103,425,129

Information Processing - Services - 13.77%

aQuantive, Inc.+#	213,200	5,287,360
Cognizant Technology Solutions Corp., Class A+	190,300	13,303,873
Ctrip.com International, Ltd. ADR	62,000	3,201,060
eBay, Inc.+	805,195	22,432,733
Google, Inc.+	67,691	25,623,074
McAfee, Inc.+	332,900	7,576,804
Monster Worldwide, Inc.+	43,793	1,784,127
Redback Networks, Inc.+	100,200	1,867,728
Sina Corp.+	14,300	344,630
Symantec Corp.+#	132,189	2,464,003
VeriSign, Inc.+	665,322	13,466,117
Yahoo!, Inc.+	1,231,641	35,495,894

		132,847,403

Information Processing - Software - 14.82%

Adobe Systems, Inc.+	522,386	16,946,202
Autodesk, Inc.+	117,000	4,066,920
Cerner Corp.+	132,000	6,079,920
Cognos, Inc.+#	531,513	17,284,803
F5 Networks, Inc.+#	50,592	2,534,153
Mercury Interactive Corp.+	65,600	3,305,584
Microsoft Corp.	993,228	25,516,027
NAVTEQ Corp.+	385,865	10,248,574
Oracle Corp.+	671,272	10,505,407
Red Hat, Inc.+#	986,242	22,920,264
Salesforce.com, Inc.+#	445,060	15,345,669
Tele Atlas NV+	141,712	2,585,333
Tencent Holdings, Ltd.	1,740,000	3,803,401
THQ, Inc.+	72,300	1,865,340

		143,007,597

Leisure & Tourism - 3.95%

Activision, Inc.+	239,299	3,086,957
Dreamworks Animation SKG, Inc., Class A+#	198,776	4,212,064
Electronic Arts, Inc.+	325,054	16,568,002
International Game Technology#	113,068	4,373,470
Nintendo Co., Ltd.	34,000	6,974,062
Take-Two Interactive Software, Inc.+#	239,400	2,920,680

		38,135,235

Medical Technology - 0.06%

Conor Medsystems, Inc.+	20,000	540,000

Metals - 0.35%

NEOMAX Co., Ltd.	182,000	3,340,943

Multimedia - 0.08%

News Corp.	40,000	794,800

Oil & Gas - 0.41%

Baker Hughes, Inc.	13,700	975,166
Schlumberger, Ltd.	25,550	1,566,215
Smith International, Inc.	13,400	562,398
Valero Energy Corp.	15,200	872,480

		3,976,259

Retail - 0.14%

Amazon.com, Inc.+	45,000	1,387,350

Semiconductors - 19.99%

Altera Corp.+#	669,783	13,549,710
Analog Devices, Inc.#	857,087	26,261,146
Applied Materials, Inc.	210,406	3,551,653
Broadcom Corp., Class A+	373,641	10,999,991
Chartered Semiconductor Manufacturing, Ltd.+	5,000,000	4,066,720
Conexant Systems, Inc.+#	1,265,400	2,606,724
Fairchild Semiconductor International, Inc., Class A+	85,300	1,537,959
FormFactor, Inc.+	72,700	3,508,502
Freescale Semiconductor, Inc., Class A+	141,000	4,328,700
Intel Corp.	750,001	14,655,019
KLA-Tencor Corp.#	62,552	2,746,658
Linear Technology Corp.	393,379	13,378,820
Marvell Technology Group, Ltd.+	1,085,800	19,012,358
Maxim Integrated Products, Inc.#	644,174	18,745,463
Media Tek, Inc.	133,000	1,212,895
Microchip Technology, Inc.	76,400	2,609,824
National Semiconductor Corp.	63,300	1,537,557
QLogic Corp.+	225,000	4,135,500
Spansion LLC, Class A+#	323,100	5,554,089
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	490,000	4,561,900
Texas Instruments, Inc.	160,600	5,233,954
Xilinx, Inc.	1,271,817	29,086,455

		192,881,597

Telecommunications - 16.78%

Amdocs, Ltd.+	152,000	5,768,400
American Tower Corp., Class A+	120,500	4,321,130
Atheros Communications, Inc.+#	116,400	1,893,828
Ciena Corp.+	670,450	2,648,277
Cisco Systems, Inc.+	1,900,922	41,801,275
Corning, Inc.+	908,073	20,195,544
Crown Castle International Corp.+#	98,500	3,384,460
Finisar Corp.+#	1,067,800	3,961,538
NII Holdings, Inc., Class B+	86,200	4,598,770
Nokia Oyj ADR	1,277,050	26,664,804
QUALCOMM, Inc.	590,327	22,237,618
Qwest Communications International, Inc.+	93,600	824,616
Research In Motion, Ltd.+	33,700	2,780,250
Telefonaktiebolaget LM Ericsson ADR, Class B#	201,800	6,740,120
Telefonaktiebolaget LM Ericsson, Class B	2,071,500	6,888,992
TELUS Corp. (Toronto)	93,958	4,466,763
TELUS Corp. (New York)	1	43
ZTE Corp.	802,000	2,743,026

		161,919,454

Therapeutics - 0.35%

Gilead Sciences, Inc.+	54,000	3,423,600

Total Common Stock
(Cost $918,660,882)		911,362,518

EQUITY CERTIFICATES - 0.57%
Electronics/Electrical Equipment - 0.19%

Hon Hai Precision Industry Co., Ltd.	180,000	1,014,477
Motech Industries, Inc.	33,260	819,538

		1,834,015

Semiconductors - 0.38%

Powerchip Semiconductor Corp.	5,492,410	3,629,511

Total Equity Certificates
(Cost $5,242,986)		5,463,526

Total Long-Term Investment Securities
(Cost $923,903,868)		916,826,044

SHORT-TERM INVESTMENT SECURITIES - 16.65%
Collective Investment Pool - 13.20%

Securities Lending Quality Trust(1)
	127,376,446	127,376,446

Registered Investment Companies - 3.33%

T. Rowe Price Reserve Investment Fund	32,166,905	$32,166,905

Time Deposit - 0.12%

Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06	$1,115,000	1,115,000

Total Short-Term Investment Securities
(Cost $160,658,351)		160,658,351

TOTAL INVESTMENTS
(Cost $1,084,562,219)(2)	111.68%	1,077,484,395
Liabilities in excess of other assets	(11.68)	(112,713,728)

NET ASSETS	100.00%	$964,770,667

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $23,270,960 representing 2.41% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 100.14%
Aerospace/Defense - 1.87%

BE Aerospace, Inc.+	39,700	$947,242

Apparel & Products - 5.05%

Children’s Place Retail Stores, Inc.+	14,000	811,580
Gymboree Corp.+	26,400	885,720
J Crew Group, Inc.+	18,300	463,539
Under Armour, Inc.+#	11,700	402,948

		2,563,787

Appliances/Furnishings - 0.57%

Knoll, Inc.	16,100	287,063

Automotive - 1.30%

Keystone Automotive Industries, Inc.+#	19,200	660,288

Banks - 1.60%

Signature Bank+	24,800	814,680

Beverages - 0.61%

Hansen Natural Corp.+#	11,200	308,224

Broadcasting - 1.72%

Central European Media Enterprises, Ltd.+#	14,100	873,988

Chemical - 0.49%

Airgas, Inc.	7,000	250,740

Commercial Services - 4.42%

Ceradyne, Inc.+#	12,500	550,875
Houston Wire & Cable Co.+	15,400	320,166
Kendle International, Inc.+	20,300	536,326
Vistaprint, Ltd.+	34,100	836,473

		2,243,840

Drugs - 3.31%

Adolor Corp.+	24,000	598,800
Cubist Pharmaceuticals, Inc.+	31,400	736,644
New River Pharmaceuticals, Inc.+#	13,200	344,256

		1,679,700

Electronics/Electrical Equipment - 5.74%

Daktronics, Inc.#	20,400	425,748
Energy Conversion Devices, Inc.+#	22,200	778,110
Itron, Inc.+	17,200	962,856
Netlogic Microsystems, Inc.+#	25,400	749,554

		2,916,268

Financial Services - 3.05%

Bankrate, Inc.+#	23,900	679,238
Investment Technology Group, Inc.+	18,800	868,748

		1,547,986

Foods - 1.62%

Chipotle Mexican Grill, Inc.+#	16,700	823,978

Healthcare - 5.28%

Inverness Medical Innovations, Inc.+	10,400	351,208
Mentor Corp.#	16,500	800,910
Psychiatric Solutions, Inc.+	33,900	1,085,139
Spectranetics Corp.+	40,500	441,450

		2,678,707

Home Builders - 0.99%

Williams Scotsman International, Inc.+#	24,000	503,760

Hospital Supplies - 3.47%

ArthroCare Corp.+#	21,800	994,298
Meridian Bioscience, Inc.	32,100	765,906

		1,760,204

Human Resources - 0.90%

Kenexa Corp.+	17,800	454,968

Information Processing - Services - 6.59%

aQuantive, Inc.+#	31,700	786,160
Digital River, Inc.+#	11,100	538,794
Nutri/System, Inc.+#	19,800	983,664
Redback Networks, Inc.+#	55,600	1,036,384

		3,345,002

Information Processing - Software - 11.58%

Allscripts Heathcare Solutions, Inc.+#	19,844	404,024
F5 Networks, Inc.+	26,100	1,307,349
Informatica Corp.+	72,000	1,054,080
INVESTools, Inc.+	61,100	549,900
Sify, Ltd. ADR+#	73,000	676,710
Taleo Corp., Class A+#	61,700	648,467
Tradestation Group, Inc.+	51,700	757,405
VitalStream Holdings, Inc.+#	49,100	478,725

		5,876,660

Insurance - 1.37%

Tower Group, Inc.	23,800	694,008

Leisure & Tourism - 2.91%

Life Time Fitness, Inc.+	21,600	970,488
Orient-Express Hotels, Ltd.	15,200	508,896

		1,479,384

Manufacturing - 0.61%

Zoltek Companies, Inc.+	12,200	311,710

Medical - Biomedical/Gene - 2.48%

Lifecell Corp.+#	41,700	1,258,506

Medical Technology - 8.25%

Conor Medsystems, Inc.+#	29,400	793,800
Foxhollow Technologies, Inc.+#	10,900	341,497
Hologic, Inc.+	28,300	1,221,994
Illumina, Inc.+#	14,400	484,992
Nektar Therapeutics+#	43,200	756,864
Neurometrix, Inc.+#	21,800	590,998

		4,190,145

Oil & Gas - 3.58%

CE Franklin, Ltd.+	51,000	691,560
Dril-Quip, Inc.+	7,200	552,888
Tetra Technologies, Inc.+	20,700	575,667

		1,820,115

Pollution Control - 1.22%

Fuel Tech NV+	38,600	620,302

Real Estate - 1.77%

Trammell Crow Co.+	26,100	898,362

Retail - 3.95%

Aaron Rents, Inc., Class B	21,700	507,997
Citi Trends, Inc.+#	16,200	509,166
DSW, Inc.+#	17,800	498,222
Zumiez, Inc.+#	22,000	490,380

		2,005,765

Schools - 0.50%

Shuffle Master, Inc.+#	9,100	253,253

Semiconductors - 11.05%

Diodes, Inc.+	8,600	321,984
Emcore Corp.+#	95,400	720,270
FormFactor, Inc.+	16,500	796,290
Hittite Microwave Corp.+	17,000	768,060
Microsemi Corp.+	32,800	910,856
ON Semiconductor Corp.+#	95,500	573,955
Tessera Technologies, Inc.+#	33,100	1,088,990
Varian Semiconductor Equipment Associates, Inc.+	12,100	427,251

		5,607,656

Telecommunications - 2.29%

Cbeyond Communications, Inc.+#	1,500	35,610
SBA Communcations Corp.+	43,700	1,124,838

		1,160,448

Total Long-Term Investment Securities
(Cost $52,535,858)		50,836,739

SHORT-TERM INVESTMENT SECURITIES - 24.03%
Collective Investment Pool - 24.03%

Securities Lending Quality Trust (1)
(Cost $12,199,667)	12,199,667	12,199,667

TOTAL INVESTMENTS
(Cost $64,735,525) (2)	124.17%	63,036,406
Liabilities in excess of other assets	(24.17)%	(12,268,273)

NET ASSETS	100.00%	$50,768,133

ADR American Depository Receipt

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.18%
Advertising - 0.10%

24 / 7 Real Media, Inc.+#	55,700	$505,756
FTD Group, Inc.+	5,077	80,470

		586,226

Aerospace/Defense - 1.27%

AAR Corp.+#	59,800	1,334,138
Alliant Techsystems, Inc.+	6,247	477,833
ARGON ST, Inc.+#	11,800	303,496
Armor Holdings, Inc.+	34,838	1,841,885
Moog, Inc., Class A+#	25,600	835,840
Orbital Sciences Corp., Class A+#	28,700	519,183
Teledyne Technologies, Inc.+	41,350	1,585,359
TransDigm Group, Inc.+	6,100	138,043
United Industrial Corp.#	1,511	81,398

		7,117,175

Airlines - 0.30%

ExpressJet Holdings, Inc.+	65,800	459,942
Frontier Airlines Holdings, Inc+#	37,915	263,130
Mesa Air Group, Inc.+#	34,177	269,998
Midwest Express Holdings, Inc.+#	28,400	194,824
SkyWest, Inc.#	21,090	509,746

		1,697,640

Apparel & Products - 3.06%

AnnTaylor Stores Corp.+	51,550	2,051,690
Brown Shoe Co., Inc.	70,740	2,260,143
Casual Male Retail Group, Inc.+#	53,900	606,375
Christopher & Banks Corp.	26,900	655,015
Deckers Outdoor Corp.+#	16,600	680,766
DHB Industries, Inc.+	40,148	110,407
Dress Barn, Inc.+#	123,810	2,185,246
Finish Line, Inc., Class A#	14,900	165,837
Gymboree Corp.+	63,090	2,116,670
Hot Topic, Inc.+#	41,100	406,068
J Crew Group, Inc.	4,700	119,051
K-Swiss, Inc., Class A	29,800	819,798
Kellwood Co.#	43,702	1,197,872
Payless ShoeSource, Inc.+	67,069	1,573,439
Perry Ellis International, Inc.+	3,324	89,615
Phillips-Van Heusen Corp.	37,300	1,441,272
Under Armour, Inc.+#	7,700	265,188
Warnaco Group, Inc.+#	21,700	436,821

		17,181,273

Appliances/Furnishings - 0.68%

American Woodmark Corp.#	3,427	108,053
CompX International, Inc., Class A#	1,973	31,667
Ethan Allen Interiors, Inc.#	32,000	1,080,000
Furniture Brands International, Inc.#	66,800	1,279,220
Herman Miller, Inc.	46,500	1,313,160

		3,812,100

Automotive - 2.60%

Accuride Corp.+#	62,836	685,541
AO Smith Corp.#	101,625	4,076,179
ArvinMeritor, Inc.#	134,170	1,992,424
Group 1 Automotive, Inc.#	77,846	3,526,424
Keystone Automotive Industries, Inc.+#	12,900	443,631
Monro Muffler Brake, Inc.	24,300	783,189
Sonic Automotive, Inc., Class A	42,900	907,335
Strattec Security Corp.+	11,200	448,560
Thor Industries, Inc.#	29,500	1,244,310
TRW Automotive Holdings Corp.+	19,700	485,802

		14,593,395

Banks - 6.04%

BancFirst Corp.	5,808	275,125
Bank of Granite Corp.#	9,400	204,544
Bank of Hawaii Corp.	43,122	2,105,216
Boston Private Financial Holdings, Inc.#	20,600	514,176
Cascade Bancorp#	21,800	774,772
Center Financial Corp.	10,659	260,080
Citizens Banking Corp.#	44,000	1,108,800
City Bank	773	39,323
City Holding Co.#	34,006	1,339,156
City National Corp.	17,639	1,160,646
Columbia Banking System, Inc.#	28,794	900,676
Commerce Bancshares, Inc.	16,433	823,622
Community Bank Systems, Inc.#	40,800	892,296
Community Trust Bancorp, Inc.	550	21,131
Corus Bankshares, Inc.#	151,663	3,307,770
Cullen/Frost Bankers, Inc.#	8,640	509,414
Financial Institutions, Inc.	1,730	43,215
First Bancorp Puerto Rico#	87,600	805,044
First Citizens BancShares, Inc., Class A	1,787	349,895
First Community Bancorp	23,300	1,249,113
First Regional Bancorp+#	14,974	423,015
First Republic Bank#	20,425	870,513
Fremont General Corp.#	73,300	1,046,724
Frontier Financial Corp.#	12,800	523,392
Glacier Bancorp, Inc.#	31,214	1,013,831
Greater Bay Bancorp	1,656	47,146
Hancock Holding Co.#	2,061	106,842
Intervest Bancshares Corp.+#	8,190	344,144
Nara Bancorp, Inc.#	2,240	41,440
Pacific Capital Bancorp	14,082	393,733
Peoples Bancorp, Inc.	6,000	181,440
Pinnacle Financial Partners, Inc.+#	18,500	653,975
Placer Sierra Bancshares	22,900	544,104
Preferred Bank#	5,194	291,124
Prosperity Bancshares, Inc.#	29,200	1,030,176
Provident Bankshares Corp.	24,300	910,764
R&G Financial Corp., Class B	96,400	694,080
Republic Bancorp, Inc.	73,291	947,653
Sandy Spring Bancorp, Inc.#	19,500	711,555
Signature Bank+	17,900	588,015
Taylor Capital Group, Inc.	2,994	88,054
Texas Capital Bancshares, Inc.+#	25,200	500,220
Trustmark Corp.	2,832	89,406
UCBH Holdings, Inc.	34,900	633,086
Umpqua Holdings Corp.	11,600	317,492
United Community Banks, Inc.	12,500	392,500
Valley National Bancorp#	44,589	1,143,708
Virginia Commerce Bancorp+	15,900	352,344
Westamerica Bancorp.#	31,300	1,497,079
Whitney Holding Corp.	3,207	112,790
Wilmington Trust Corp.	3,371	148,493
Wilshire Bancorp, Inc.#	30,100	584,843

		33,907,695

Broadcasting - 0.54%

Emmis Communications Corp., Class A+	20,600	251,938
Entercom Communications Corp.	10,000	254,100
Lodgenet Entertainment Corp.+	65,556	1,246,220
New Frontier Medi, Inc.+	5,658	47,471
Sinclair Broadcast Group, Inc., Class A#	150,095	1,158,733
Young Broadcasting, Inc., Class A+#	22,500	67,500

		3,025,962

Building Materials - 0.71%

Ameron International Corp.	8,600	603,204
Barnes Group, Inc.	51,000	837,420
Interline Brands, Inc.+	29,700	743,688
Matthews International Corp., Class A#	38,300	1,363,480
Trex Co., Inc.+#	10,400	280,072
USG Corp.+#	3,075	156,825

		3,984,689

Chemical - 2.87%

Airgas, Inc.	45,400	1,626,228
Arch Chemicals, Inc.	33,400	926,516
Cabot Microelectronics Corp.+#	10,200	320,688
Celanese Corp.	103,960	1,922,220
Ferro Corp.	33,200	567,056
FMC Corp.	11,193	684,116
Georgia Gulf Corp.	12,682	336,580
MacDermid, Inc.	25,200	721,980
Minerals Technologies, Inc.	16,300	847,437
OM Group, Inc.+	36,780	1,471,200
Pioneer Cos., Inc.+	63,439	1,545,374
PolyOne Corp.+	75,810	657,273
Sensient Technologies Corp.	81,641	1,642,617
Spartech Corp.#	33,328	750,880
Symyx Technologies, Inc.+	18,200	416,780
Westlake Chemical Corp.#	55,183	1,653,283

		16,090,228

Coal - 0.27%

Foundation Coal Holdings, Inc.	26,600	955,472
Massey Energy Co.#	22,407	565,553

		1,521,025

Commercial Services - 3.19%

BlueLinx Holdings, Inc.#	53,092	561,182
Ceradyne, Inc.+#	32,300	1,423,461
Convergys Corp.+	7,941	165,729
CPI Corp.	9,915	390,948
Electro Rent Corp.+	15,700	252,927
Freightcar America, Inc.#	6,400	372,480
H&E Equipment Services, Inc.+#	6,150	160,331
Healthspring, Inc.+	11,950	237,925
Heartland Payment Systems, Inc.+#	10,400	280,904
ICT Group, Inc.+	7,102	205,603
Iron Mountain, Inc.+	19,775	810,577
LECG Corp.+	30,300	513,585
Maximus, Inc.	19,900	529,738
Multi-Color Corp.	10,700	308,695
Pacer International, Inc.	41,600	1,145,248
PeopleSupport, Inc.#	30,865	524,396
Plexus Corp.+	151,077	2,994,346
Pool Corp.#	19,511	742,784
Rewards Network, Inc.+#	65,344	284,246
Ritchie Brothers Auctioneers, Inc.	19,700	964,315
Senomyx, Inc.+#	18,900	292,950
Sotheby’s Holdings, Inc., Class A+	54,134	1,504,925
Standard Parking Corp.#	5,575	188,993
TeleTech Holdings, Inc.+#	66,900	1,010,190
Vertrue, Inc.+#	14,025	594,520
Volt Information Sciences, Inc.+#	34,070	1,452,745

		17,913,743

Drugs - 2.49%

Alkermes, Inc.+#	203,972	3,334,942
Alpharma, Inc., Class A	82,454	1,726,587
Bradley Pharmaceuticals, Inc., Class A+#	6,627	98,146
Cephalon, Inc.+#	11,095	632,637
Cubist Pharmaceuticals, Inc.+	23,800	558,348
Isis Pharmaceuticals, Inc.+	42,700	326,228
King Pharmaceuticals, Inc.+	121,566	1,971,800
Mannatech, Inc.#	43,500	629,880
Medicis Pharmaceutical Corp.#	56,100	1,643,169
NBTY, Inc.+	11,009	350,747
Nutraceutical International Corp.+	20,134	282,278
Pain Therapeutics, Inc.+#	22,858	185,150
Rigel Pharmaceuticals, Inc.+#	19,500	193,440
Sciele Pharma, Inc.#	33,800	591,500
USANA Health Sciences, Inc.#	31,821	1,424,308
Watson Pharmaceuticals, Inc.+	1,611	41,306
Xenoport, Inc.+	400	8,776

		13,999,242

Electronics/Electrical Equipment - 5.58%

Advanced Energy Industries, Inc.+#	40,800	586,296
American Science & Engineering, Inc.+#	19,426	892,819
Analogic Corp.	11,900	676,277
Arrow Electronics, Inc.+	35,661	994,942
AVX Corp.#	11,185	185,783
Belden CDT, Inc.	31,900	1,140,106
Cogent, Inc.+#	10,300	147,084
Commscope, Inc.+	49,300	1,440,053
Cymer, Inc.+	23,900	983,485
Emcor Group, Inc.+	41,598	2,306,193
Encore Wire Corp.+#	24,700	927,732
ESCO Technologies, Inc.+#	15,600	796,224
FEI Co.+	23,700	492,012
Gerber Scientific, Inc.+	2,694	41,542
Global Imaging Systems, Inc.+	17,956	393,775
Greatbatch, Inc.+#	71,400	1,746,444
InterDigital Communications Corp.+#	80,748	2,683,256
Kemet Corp.+#	46,500	382,695
Littelfuse, Inc.+	31,373	1,132,879
Merix Corp.+#	18,885	229,075
Methode Electronics, Inc., Class A	29,700	235,818
Mettler-Toledo International, Inc.+	22,550	1,374,197
Molecular Devices Corp.+#	41,931	1,006,763
Newport Corp.+	103,700	1,828,231
Orbotech, Ltd.+	15,200	364,952
Planar Systems, Inc.+#	37,622	369,824
ScanSource, Inc.+#	10,200	316,608
Silicon Image, Inc.+#	157,800	1,832,058
Silicon Laboratories, Inc.+	21,700	765,359
Superior Essex, Inc.+	20,400	728,484
Teleflex, Inc.	21,204	1,183,395
TTM Technologies, Inc.+	64,820	833,585
Vicor Corp.#	55,800	700,848
Wesco International, Inc.+	16,368	957,528
Woodward Governor Co.	9,000	303,030
Zygo Corp.+	24,099	320,758

		31,300,110

Fertilizers - 0.59%

Delta & Pine Land Co.	81,951	3,315,737

Financial Services - 3.13%

Advanta Corp., Class B#	36,014	1,219,434
Affiliated Managers Group, Inc.+#	15,000	1,387,950
American Financial Group, Inc.	26,842	1,254,058
Asta Funding, Inc.#	25,900	855,995
Bankrate, Inc.+#	16,600	471,772
Calamos Asset Management, Inc., Class A#	18,025	472,616
Chittenden Corp.	53,650	1,547,802
Financial Federal Corp.#	14,700	385,140
IndyMac Bancorp, Inc.	41,059	1,605,407
Investors Financial Services Corp.#	20,700	959,652
Knight Capital Group, Inc.+#	64,100	1,119,186
LaBranche & Co., Inc.+#	131,600	1,092,280
MarketAxess Holdings, Inc.+#	26,000	244,920
National Financial Partners Corp.#	8,300	305,606
Ocwen Financial Corp.+#	130,435	1,923,916
Penson Worldwide, Inc.+	19,600	378,476
Piper Jaffray Cos.+	22,100	1,294,618
SWS Group, Inc.	25,931	637,903
World Acceptance Corp.+	10,767	430,357

		17,587,088

Foods - 1.10%

Del Monte Foods Co.	167,379	1,857,907
M & F Worldwide Corp.+	20,760	331,952
Performance Food Group Co.+#	3,500	86,135
Seaboard Corp.#	927	1,297,800
Seneca Foods Corp., Class A+	7,800	191,100
Seneca Foods Corp., Class B+	2,700	64,692
Spartan Stores, Inc.	15,962	287,795
Tootsie Roll Industries, Inc.	23,200	673,032
Wild Oats Markets, Inc.+#	85,500	1,397,070

		6,187,483

Freight - 1.81%

Arkansas Best Corp.#	9,436	416,599
Bristow Group, Inc.+#	7,973	297,473
EGL, Inc.+#	79,368	2,426,280
Forward Air Corp.	11,277	362,443
Heartland Express, Inc.	41,519	667,625
Kirby Corp.+#	19,915	584,107
Knight Transportation, Inc.	82,565	1,419,292
Landstar System, Inc.	22,895	977,616
Nuco2, Inc.+#	24,700	673,075
Old Dominion Freight Lines, Inc.+	10,456	333,756
Ryder System, Inc.#	8,200	405,244
Saia, Inc.	31,400	965,550
UTI Worldwide, Inc.	27,800	640,790

		10,169,850

Healthcare - 2.57%

Air Methods Corp.+#	2,793	65,077
Alliance Imaging, Inc.+#	23,591	152,870
Bruker BioSciences Corp.+	7,235	51,079
Candela Corp.+#	113,385	1,182,605
Dade Behring Holdings, Inc.	49,504	2,004,417
Edwards Lifesciences Corp.+	15,400	719,026
Kinetic Concepts, Inc.+#	33,620	1,062,392
Magellan Health Services, Inc.+#	56,010	2,692,401
Molina Healthcare, Inc.+	22,523	834,252
Odyssey Healthcare, Inc.+#	41,100	659,244
ResMed, Inc.+	55,300	2,249,604
Steris Corp.	25,600	608,768
Symbion, Inc.+#	24,500	566,440
United Surgical Partners International, Inc.+#	42,300	1,193,706
VistaCare, Inc.+#	15,300	201,960
Vital Signs, Inc.	3,166	171,755

		14,415,596

Heavy Duty Trucks/Parts - 0.14%

Cascade Corp.#	20,000	760,000

Home Builders - 0.32%

NVR, Inc.+#	3,469	1,781,852

Hospital Management - 0.21%

LifePoint Hospitals, Inc.+	35,200	1,198,560

Hospital Supplies - 0.71%

Altus Pharmaceuticals, Inc.+#	4,300	62,436
Henry Schein, Inc.+	35,348	1,762,804
ICU Medical, Inc.+#	7,980	351,200
NuVasive, Inc.+#	18,000	370,080
NxStage Medical, Inc.+#	20,100	195,573
PSS World Medical, Inc.+#	64,330	1,248,002

		3,990,095

Household Products - 0.81%

Chattem, Inc.+#	7,900	273,972
Digital Theater Systems, Inc.+#	18,400	338,192
Jarden Corp.+#	22,300	653,836
John H. Harland Co.#	87,735	3,277,780

		4,543,780

Human Resources - 1.23%

Kforce, Inc.+	46,183	568,512
Korn/Ferry International+	65,800	1,343,636
Labor Ready, Inc.+	63,275	1,083,901
MPS Group, Inc.+	74,000	1,040,440
Resources Connection, Inc.+#	93,500	2,281,400
Spherion Corp.+#	75,381	563,096

		6,880,985

Information Processing - Consumer Software - 0.59%

RealNetworks, Inc.+#	298,547	3,292,973

Information Processing - Hardware - 0.73%

Komag, Inc.+#	99,362	3,573,057
Mercury Computer Systems, Inc.+#	5,300	65,826
Synaptics, Inc.+#	14,700	371,763
Virage Logic Corp.+#	8,600	71,466

		4,082,112

Information Processing - Services - 4.66%

3D Systems Corp.+#	12,800	206,336
Agilysys, Inc.#	87,798	1,187,029
Anixter International, Inc.#	15,200	828,248
Ansoft Corp.+	9,038	217,274
Arbinet Holdings, Inc.+#	16,092	81,908
Brocade Communications Systems, Inc.+#	81,812	507,234
CACI International, Inc., Class A+	19,700	1,045,282
Catapult Communications Corp.+	13,100	127,201
Ciber, Inc.+#	58,100	384,041
CNET Networks, Inc.+#	77,100	727,053
CSG Systems International, Inc.+	3,405	91,663
Digital Insight Corp.+	16,900	439,569
Digital River, Inc.+#	13,800	669,852
Digitas, Inc.+	29,800	266,412
Dun & Bradstreet Corp.+	1,508	106,027
Factset Research Systems, Inc.	29,200	1,287,720
FileNET Corp.+	34,300	1,198,442
Forrester Research, Inc.+#	25,400	749,808
Harris Interactive, Inc.+	62,800	347,284
Infospace, Inc.+	35,500	789,165
Intergraph Corp.+#	40,300	1,505,608
Internet Security Systems, Inc.+	22,700	627,882
j2 Global Communications, Inc.+	52,800	1,326,864
Jack Henry & Associates, Inc.#	80,400	1,540,464
Kronos, Inc.+	27,650	843,878
Mentor Graphics Corp.+	2,682	38,889
MTS Systems Corp.	41,389	1,389,429
National Instruments Corp.	15,000	416,400
Perot Systems Corp., Class A+#	98,300	1,411,588
Rightnow Technologies, Inc.+#	37,300	572,928
Sykes Enterprises, Inc.+	95,379	1,918,072
TheStreet.com, Inc.+#	51,116	550,008
Trizetto Group, Inc.+#	24,943	342,218
United Online, Inc.#	51,535	591,106
Vignette Corp.+	90,200	1,247,466
Websense, Inc.+	22,900	473,343
WebSideStory, Inc.+#	6,300	79,821

		26,133,512

Information Processing - Software - 3.90%

Actuate Corp.+	23,820	90,040
Acxiom Corp.	87,666	2,129,407
Altiris, Inc.+	81,300	1,837,380
American Reprographics Co.+	1,757	53,624
Aspen Technologies, Inc.+#	107,298	1,197,446
Bottomline Technologies, Inc.+#	24,600	248,214
DucoCorp International, Inc.+#	4,685	37,480
Global Payments, Inc.	104,563	3,978,622
Hyperion Solutions Corp.+	21,450	710,424
Infousa, Inc.+	4,458	36,823
Integral Systems, Inc.	11,600	364,704
Interactive Intelligence, Inc.*	3,250	37,667
Lawson Software, Inc.+#	203,000	1,351,980
Microstrategy, Inc., Class A+#	25,298	2,307,178
Motive, Inc.+#	31,900	77,198
Open Solutions, Inc.+#	14,900	440,146
Packeteer, Inc.+	15,700	157,785
PDF Solutions, Inc.+#	39,000	505,440
Progress Software Corp.+	22,367	566,332
Quest Software, Inc.+	44,400	618,492
Red Hat, Inc.+#	21,800	506,632
RSA Security, Inc.+	37,000	1,030,450
SPSS, Inc.+	17,981	456,178
Stellent, Inc.+#	51,600	552,636
Sybase, Inc.+	61,599	1,421,089
THQ, Inc.+#	29,200	753,360
VeriFone Holdings, Inc.+#	2,428	56,208
Wind River Systems, Inc.+#	34,500	350,865

		21,873,800

Insurance - 4.75%

American Physicians Capital, Inc.+	28,400	1,400,972
AMERIGROUP Corp.+	35,200	1,110,208
Aspen Insurance Holdings, Ltd.	37,900	937,267
Assured Guaranty, Ltd.	49,700	1,329,475
Bristol West Holdings, Inc.	33,700	496,401
Centene Corp.+#	35,500	548,475
Darwin Professional Underwriters, Inc.+	1,800	36,072
FPIC Insurance Group, Inc.+	3,571	147,268
Harleysville Group, Inc.	6,840	246,172
Horace Mann Educators Corp.	21,300	391,068
Infinity Property & Casualty Corp.	28,500	1,081,575
LandAmerica Financial Group, Inc.#	65,274	4,127,928
Markel Corp.+	3,000	1,089,990
Ohio Casualty Corp.	130,700	3,391,665
PartnerRe, Ltd.	14,700	945,210
Philadelphia Cons. Holding Corp.+	5,828	210,741
Protective Life Corp.	11,574	532,751
Safety Insurance Group, Inc.#	14,667	754,177
Selective Insurance Group, Inc.	32,579	1,694,760
Sierra Health Services, Inc.+#	83,976	3,602,570
WellCare Health Plans, Inc.+#	45,967	2,577,829

		26,652,574

Leisure & Tourism - 4.39%

Applebee’s International, Inc.	29,475	611,606
BJ’s Restaurants, Inc.+#	18,700	344,641
Brunswick Corp.	21,600	619,920
CBRL Group, Inc.#	37,900	1,434,136
CEC Entertainment, Inc.+	13,450	428,786
Cheesecake Factory, Inc., Class A+	35,100	873,639
CKE Restaurants, Inc.	84,500	1,312,285
Dominos Pizza, Inc.	81,310	1,988,029
Dover Downs Gaming & Entertainment, Inc.	73,700	967,681
Great Wolf Resorts, Inc.+#	38,500	466,235
Handleman Co.#	10,848	75,610
Interstate Hotels & Resorts, Inc.	120,997	1,257,159
Jack in the Box, Inc.+	37,300	1,789,654
JAKKS Pacific, Inc.+	94,229	1,539,702
Lodgian, Inc.+	28,500	356,535
Luby’s, Inc.+	61,615	585,959
Marcus Corp.#	18,688	384,412
Monarch Casino & Resort, Inc.+#	3,580	67,912
MTR Gaming Group, Inc.+	44,100	352,800
P.F. Chang’s China Bistro, Inc.+#	13,100	461,775
Panera Bread Co., Class A+#	15,300	794,070
Papa John’s International, Inc.+#	68,641	2,333,794
Polaris Industries, Inc.#	2,600	99,060
Red Robin Gourmet Burgers, Inc.+#	23,000	970,830
Regal Entertainment Group	5,886	116,131
Ruby Tuesday, Inc.#	12,400	320,168
Sonic Corp.+	53,562	1,174,615
Steinway Musical Instruments, Inc.+	10,672	273,417
Texas Roadhouse, Inc.+#	8,800	106,304
Vail Resorts, Inc.+	32,600	1,226,412
Warner Music Group Corp.+	51,832	1,292,690

		24,625,967

Machinery - 3.54%

Actuant Corp., Class A#	49,200	2,218,920
Applied Industrial Technologies, Inc.#	46,988	1,062,399
Baldor Electric Co.	49,100	1,453,851
Crane Co.	33,568	1,342,049
Cummins, Inc.#	26,947	3,094,054
EnPro Industries, Inc.+	8,745	274,943
Flow International Corp.+#	93,361	1,228,631
Gardner Denver, Inc.+	18,255	656,632
Graco, Inc.	27,500	1,039,500
IDEX Corp.	11,800	495,482
Insituform Technologies, Inc., Class A+	21,200	486,540
Intermec, Inc.+#	7,000	209,720
Lindsay Manufacturing Co.#	49,900	1,423,148
Manitowoc Co., Inc.	11,719	517,980
Middleby Corp.#	3,850	302,379
Regal-Beloit Corp.	36,490	1,574,908
Toro Co.	48,800	1,952,488
Wabtec Corp.	19,900	561,379

		19,895,003

Medical - Biomedical/Gene - 0.73%

Alexion Pharmaceuticals, Inc.+#	10,300	386,765
Cytokinetics, Inc.+	3,300	22,506
Decode Genetics, Inc.+#	24,100	135,924
Exelixis, Inc.+	20,000	194,600
Myogen, Inc.+	15,600	542,880
Myriad Genetics, Inc.+#	50,200	1,269,558
Savient Pharmaceuticals, Inc.+	6,029	39,068
Tercica, Inc.+#	14,900	99,830
Vertex Pharmaceuticals, Inc.+#	40,611	1,399,049

		4,090,180

Medical Technology - 2.61%

Albany Molecular Research, Inc.+	100,600	985,880
AngioDynamics, Inc.+	30,300	549,036
Biosite, Inc.+#	8,400	369,600
Cantel Medical Corp.+#	23,861	337,156
DJ Orthopedics, Inc.+	18,100	698,117
Enzon, Inc.+#	158,700	1,298,166
Haemonetics Corp.+#	3,180	148,124
HealthTronics Surgical Services, Inc.+	13,038	85,790
Idexx Laboratories, Inc.+	3,419	314,582
Incyte Genomics, Inc.+#	43,000	219,730
Integra LifeSciences Corp.+#	33,200	1,276,872
InterMune, Inc.+#	33,900	584,436
Martek Biosciences Corp.+#	19,100	574,337
Nektar Therapeutics+#	1,900	33,288
Northstar Neuroscience, Inc.+	9,100	106,925
Noven Pharmaceuticals, Inc.+#	28,700	716,352
Palomar Medical Technologies, Inc.+#	30,886	1,226,174
Stereotaxis, Inc.+#	7,500	83,475
SurModics, Inc.+#	7,568	264,729
Telik, Inc.+#	52,700	939,641
Thoratec Corp.+#	37,100	543,886
TriPath Imaging, Inc.+	48,500	425,345
Visicu, Inc.+#	1,200	14,556
West Pharmaceutical Services, Inc.	29,773	1,188,241
Wright Medical Group, Inc.+#	33,400	763,858
Zoll Medical Corp.+	23,225	880,460

		14,628,756

Metals - 2.62%

AK Steel Holding Corp.+	41,318	521,020
AM Castle & Co.#	30,300	856,278
Chaparral Steel Co.+	9,952	710,772
Cleveland-Cliffs, Inc.#	14,600	532,462
Commercial Metals Co.	52,000	1,122,680
Gibraltar Industries, Inc.	16,250	393,250
Harsco Corp.	24,500	1,949,220
Material Sciences Corp.+	23,900	227,767
Meridian Gold, Inc.+	46,100	1,371,014
Metal Management, Inc.	28,031	717,033
Novamerican Steel, Inc.+	4,658	151,199
Olympic Steel, Inc.#	33,043	913,639
Quanex Corp.	38,250	1,313,122
RBC Bearings, Inc.+	30,700	652,989
Ryerson Tull, Inc.#	33,367	706,713
Shiloh Industries, Inc.+	7,368	101,973
Steel Dynamics, Inc.#	47,082	2,485,459

		14,726,590

Mining - 0.08%

Coeur d’Alene Mines Corp.+#	64,700	351,321
Lihir Gold, Ltd.+	52,100	118,937

		470,258

Mobile Homes - 0.01%

Winnebago Industries, Inc.#	2,200	64,240

Multimedia - 0.16%

Media General, Inc., Class A#	23,500	924,020

Oil & Gas - 7.09%

Barrett Bill Corp.+#	38,300	1,107,636
Chesapeake Energy Corp.#	23,400	339,300
Cimarex Energy Co.#	14,840	568,372
Core Laboratories NV+	558	40,940
Energen Corp.#	65,420	2,854,929
FMC Technologies, Inc.+	42,100	2,476,322
Forest Oil Corp.+#	41,700	1,412,379
Frontier Oil Corp.	135,196	4,420,909
GeoMet, Inc.	5,700	61,275
Grant Prideco, Inc.+	16,100	668,633
Grey Wolf, Inc.+#	339,888	2,484,581
Hanover Compressor Co.+#	44,700	841,254
Harvest Natural Resources, Inc.+#	181,115	2,316,461
Helix Energy Solutions Group, Inc.+	33,400	1,284,564
Holly Corp.	19,202	879,836
Hydril Co.+	9,800	641,410
Input/Output, Inc.+#	38,000	378,860
Key Energy Services, Inc.+	3,300	49,500
Lone Star Technologies, Inc.+	8,234	373,247
Mariner Energy, Inc.+	38,331	724,456
Matrix Service Co.+	3,561	46,970
McDermott International, Inc.+	53,580	2,582,556
New Jersey Resources Corp.#	6,282	311,964
Noble Energy, Inc.	1,100	54,362
Parker Drilling Co.+	92,700	658,170
Penn Virginia Corp.	707	50,190
Pogo Producing Co.#	11,840	525,814
SEACOR Holdings, Inc.+#	38,921	3,387,295
Seitel, Inc.+	240,187	941,533
St. Mary Land & Exploration Co.#	47,111	1,922,129
Superior Well Services, Inc.+#	1,300	27,989
Swift Energy Co.+	37,234	1,629,360
Tesoro Petroleum Corp.	16,115	1,041,190
UGI Corp.	75,859	1,881,303
Union Drilling, Inc.+	13,000	185,250
W-H Energy Services, Inc.+	12,200	615,734

		39,786,673

Paper/Forest Products - 0.44%

AEP Industries, Inc.+	9,000	394,200
Buckeye Technologies, Inc.+#	21,900	178,047
Smurfit-Stone Container Corp.+	2,000	22,780
Universal Forest Products, Inc.	38,912	1,897,349

		2,492,376

Pollution Control - 0.24%

Synagro Technologies, Inc.#	73,000	291,270
Waste Connections, Inc.+	29,400	1,081,038

		1,372,308

Publishing - 0.52%

Consolidated Graphics, Inc.+	23,175	1,441,021
John Wiley & Sons, Inc., Class A	11,898	410,481
Scholastic Corp.+	34,715	1,043,533

		2,895,035

Railroads & Equipment - 0.14%

Kansas City Southern+	30,460	802,621

Real Estate - 0.10%

Avatar Holdings, Inc.+#	10,500	578,760

Real Estate Investment Trusts - 4.29%

Ashford Hospitality Trust, Inc.	59,500	712,215
CBL & Associates Properties, Inc.	38,160	1,554,638
DiamondRock Hospitality Co.	26,600	446,880
EastGroup Properties, Inc.	23,200	1,183,432
Entertainment Properties Trust#	22,100	1,101,906
Equity Lifestyle Properties, Inc.#	7,600	340,708
Equity One, Inc.#	55,900	1,405,885
Essex Property Trust, Inc.	2,800	351,316
FelCor Lodging Trust, Inc.	78,611	1,686,206
Getty Realty Corp.#	29,900	899,990
Glenborough Realty Trust, Inc.	14,600	376,826
Highland Hospitality Corp.#	89,800	1,236,546
Inland Real Estate Corp.#	21,500	347,225
Innkeepers USA Trust	67,700	1,121,112
Lasalle Hotel Properties	46,000	2,021,240
Mission West Properties, Inc.#	15,143	164,302
New Century Financial Corp.#	10,469	405,255
NorthStar Realty Finance Corp.	108,474	1,300,603
Parkway Properties, Inc.#	9,700	475,494
PS Business Parks, Inc.	17,200	1,051,264
Reckson Associates Realty Corp.	8,400	359,436
Saul Centers, Inc.	3,494	152,548
Spirit Finance Corp.	95,900	1,088,465
Taubman Centers, Inc.	57,028	2,297,658
Washington Real Estate Investment Trust#	26,000	1,056,120
Winston Hotels, Inc.	80,000	952,800

		24,090,070

Retail - 3.75%

AC Moore Arts & Crafts, Inc.+#	9,700	172,466
Big Lots, Inc.+#	53,872	988,551
Bon-Ton Stores, Inc.#	28,909	792,396
Borders Group, Inc.	43,000	822,590
Building Materials Holding Corp.#	71,926	1,878,707
Casey’s General Stores, Inc.	73,200	1,730,448
Conns, Inc.+#	40,000	798,000
Cost Plus, Inc.+#	27,200	276,896
Dollar Tree Stores, Inc.+	78,443	2,257,590
EZCORP, Inc.+	1,061	41,665
Hibbett Sporting Goods, Inc.+	24,100	591,173
IKON Office Solutions, Inc.	100,700	1,434,975
MarineMax, Inc.+#	21,900	497,787
Mothers Work, Inc.+	4,787	182,911
Myers Industries, Inc.	29,500	484,685
OfficeMax, Inc.	6,568	272,769
Pantry, Inc.+#	74,015	3,468,343
Petco Animal Supplies, Inc.+	42,700	1,202,005
Priceline.com, Inc.+	16,400	547,596
Rush Enterprises, Inc.+	55,900	978,250
Select Comfort Corp.+#	61,950	1,229,708
Zumiez, Inc.+#	18,800	419,052

		21,068,563

Retirement/Aged Care - 0.48%

Sunrise Senior Living, Inc.+	92,200	2,720,822

Savings & Loan - 2.20%

Bankunited Financial Corp.#	46,960	1,210,159
Downey Financial Corp.#	31,960	1,962,024
First Financial Holdings, Inc.#	10,600	366,124
First Niagara Financial Group, Inc.#	140,700	2,104,872
FirstFed Financial Corp.+#	54,896	2,792,011
Harbor Florida Bancshares, Inc.#	40,900	1,811,461
Itla Capital Corp.+	831	43,586
NewAlliance Bancshares, Inc.#	84,800	1,236,384
TierOne Corp.	24,600	839,106

		12,365,727

Schools - 0.24%

Corinthian Colleges, Inc.+#	110,800	1,342,896

Semiconductors - 2.96%

Amis Holdings, Inc.+#	24,100	219,551
Amkor Technology, Inc.+	37,508	212,670
Asyst Technologies, Inc.+	34,700	259,903
ATMI, Inc.+#	8,700	251,169
Brooks Automation, Inc.+	31,000	430,900
Cirrus Logic, Inc.+#	153,900	1,126,548
Conexant Systems, Inc.+#	295,000	607,700
Credence Systems Corp.+#	39,600	100,188
Emulex Corp.+	29,100	504,012
Entegris, Inc.+	99,934	1,085,283
Exar Corp.+	31,700	443,166
Kulicke & Soffa Industries, Inc.+#	62,133	488,987
Lattice Semiconductor Corp.+	66,000	483,120
Micrel, Inc.+	104,200	1,044,084
Microsemi Corp.+#	6,500	180,505
MKS Instruments, Inc.+#	75,880	1,585,133
Omnivision Technologies, Inc.+#	75,097	1,246,610
ON Semiconductor Corp.+#	441,376	2,652,670
Pericom Semiconductor Corp.+	38,600	358,980
Power Integrations, Inc.+	23,100	425,040
Semtech Corp.+	146,400	1,913,448
Zoran Corp.+	55,031	980,653

		16,600,320

Telecommunications - 2.20%

Adtran, Inc.	27,300	678,951
Arris Group, Inc.+#	115,500	1,323,630
Atheros Communications, Inc.+#	15,500	252,185
Broadwing Corp.+	31,000	354,950
CenturyTel, Inc.	25,443	1,013,140
CT Communications, Inc.#	62,243	1,434,079
EMS Technologies, Inc.+#	36,400	665,392
Finisar Corp.+#	127,100	471,541
Ixia+	2,000	20,100
Netgear, Inc.+	42,450	834,991
NTELOS Holdings Corp.+	23,900	328,147
Oplink Communications, Inc.+	61,500	1,207,245
Premiere Global Services, Inc.+	29,700	231,660
RCN Corp.+#	51,200	1,324,544
SBA Communcations Corp.+	5,400	138,996
Sirenza Microdevices, Inc.+#	17,673	163,829
Tekelec+#	9,300	123,690
Tessco Technologies, Inc.+	13,144	307,570
Time Warner Telecom, Inc., Class A+#	38,900	699,033
USA Mobility, Inc.+#	16,168	369,439
West Corp.+	8,800	423,984

		12,367,096

Textile - Products - 0.21%

Angelica Corp.	16,300	287,206
Culp, Inc.+	400	2,036
G&K Services, Inc., Class A#	27,000	895,860

		1,185,102

Therapeutics - 0.91%

Alexza Pharmaceuticals, Inc.+	6,800	47,600
Amylin Pharmaceuticals, Inc.+#	12,900	584,757
AtheroGenics, Inc.+#	24,800	347,200
BioMarin Pharmaceutical, Inc.+#	92,800	1,544,192
CV Therapeutics, Inc.+#	200	2,250
ImClone Systems, Inc.+#	46,841	1,400,546
Inspire Phamaceuticals, Inc.+#	41,300	212,695
Medicines Co.+#	12,100	272,976
Memory Pharmaceuticals Corp.+	18,600	18,786
Neurocrine Biosciences, Inc.+#	13,500	156,465
NPS Pharmaceuticals, Inc.+#	6,800	30,328
Onyx Pharmaceuticals, Inc.+#	11,200	169,232
Theravance, Inc.+#	7,500	199,050
Trimeris, Inc.+#	10,800	100,764

		5,086,841

Tobacco - 0.44%

Loews Corp. - Carolina Group	42,887	2,455,710

Utilities - Electric - 1.37%

Black Hills Corp.#	12,000	417,720
CH Energy Group, Inc.#	13,900	682,768
Cleco Corp.#	68,600	1,712,256
El Paso Electric Co.+	17,700	423,207
Empire District Electric Co.	21,600	488,160
Headwaters, Inc.+#	20,800	460,096
Pepco Holdings, Inc.	9,506	241,358
Pike Electric Corp.+#	19,600	343,784
Sierra Pacific Resources+	71,600	1,056,100
UniSource Energy Corp.	53,428	1,843,800

		7,669,249

Utilities - Gas, Distribution - 0.36%

Northwest Natural Gas Co.	14,400	550,800
SEMCO Energy, Inc.+	33,600	196,896
Southwest Gas Corp.	31,900	1,075,030
Vectren Corp.#	6,552	180,573

		2,003,299

Water Services - 0.15%

Pico Holdings, Inc.+#	24,112	817,156

Total Common Stock
(Cost $502,709,336)		556,722,138

SHORT-TERM INVESTMENT SECURITIES - 26.6%
Collective Investment Pool - 25.66%

Securities Lending Quality Trust (1)
	144,044,172	144,044,172

Registered Investment Companies - 0.40%

T. Rowe Price Reserve Investment Fund
	2,263,839	2,263,839

Time Deposit - 0.54%

Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06	$2,386,000	2,386,000
1.80% due 09/01/06	639,000	639,000

		3,025,000

Total Short-Term Investment Securities
(Cost $149,333,011)		149,333,011

TOTAL INVESTMENTS
(Cost $652,042,347)(2)	125.78%	706,055,149
Liabilities in excess of other assets	(25.78)%	(144,734,176)

NET ASSETS	100.00%	$561,320,973

#	The security or a portion thereof is out on loan.
+	Non-Income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $37,668 representing 0.01% of net assets. Unless otherwise indicated these securities are not considered to be illquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.10%
Advertising - 0.42%

24 / 7 Real Media Inc+#	36,668	$332,945
ADVO, Inc.	24,020	686,732
Catalina Marketing Corp.#	34,933	1,000,831
FTD Group, Inc.+	9,718	154,030
inVentiv Health, Inc.+	22,065	686,884
Marchex, Inc., Class B+#	17,441	286,381
Sitel Corp.+#	44,283	132,849
Valassis Communications, Inc.+	36,161	713,095
ValueVision Media, Inc., Class A+#	23,059	254,571

		4,248,318

Aerospace/Defense - 1.06%

AAR Corp.+#	27,592	615,578
ARGON ST, Inc.+#	9,662	248,507
BE Aerospace, Inc.+#	58,606	1,398,339
Curtiss-Wright Corp.#	33,149	1,030,602
EDO Corp.#	12,565	293,141
Esterline Technologies Corp.+#	19,200	672,576
Gencorp, Inc.+#	41,848	576,247
Heico Corp.#	15,576	516,033
Herley Industries, Inc.+#	10,990	146,387
Innovative Solutions and Support, Inc.+#	9,075	133,039
K&F Industries Holdings, Inc.+#	14,183	266,357
Kaman Corp., Class A	18,178	325,568
Moog, Inc., Class A+	27,810	907,996
MTC Technologies, Inc.+#	7,661	160,881
Orbital Sciences Corp., Class A+	41,662	753,666
Sequa Corp., Class A+#	5,081	466,436
Teledyne Technologies, Inc.+#	25,911	993,428
TransDigm Group, Inc.+	8,365	189,300
Triumph Group, Inc.#	12,042	529,366
United Industrial Corp.#	7,130	384,093

		10,607,540

Airlines - 0.51%

Airtran Holdings, Inc.+#	68,688	786,477
Alaska Air Group, Inc.+#	29,995	1,135,911
ExpressJet Holdings, Inc.+#	37,422	261,580
Frontier Airlines Holdings, Inc+#	27,387	190,066
JetBlue Airways Corp.+#	131,453	1,346,079
Mesa Air Group, Inc.+#	27,352	216,081
SkyWest, Inc.#	48,190	1,164,752

		5,100,946

Apparel & Products - 2.46%

Bebe Stores, Inc.#	17,883	398,433
Brown Shoe Co., Inc.	21,450	685,328
Buckle, Inc.#	7,313	247,911
Cache, Inc.+	9,258	146,554
Carter’s, Inc.+#	36,725	848,347
Casual Male Retail Group, Inc.+#	23,257	261,641
Cato Corp., Class A	23,119	537,054
Charlotte Russe Holding, Inc.+#	11,634	310,628
Charming Shoppes, Inc.+#	92,599	1,218,603
Cherokee, Inc.	5,871	216,170
Children’s Place Retail Stores, Inc.+#	17,101	991,345
Christopher & Banks Corp.#	27,633	672,864
Columbia Sportswear Co.+#	9,960	486,247
CROCS, Inc.+#	7,504	202,758
Deckers Outdoor Corp.+#	8,269	339,112
dELiA*s, Inc.+#	16,122	116,078
Dress Barn, Inc.+#	34,806	614,326
Finish Line, Inc., Class A	32,223	358,642
Genesco, Inc.+#	17,622	484,253
Guess ?, Inc.+#	15,850	646,680
Gymboree Corp.+#	25,178	844,722
Hartmarx Corp.+#	23,988	143,208
Hot Topic, Inc.+#	33,414	330,130
Iconix Brand Group, Inc.+#	26,534	393,234
K-Swiss, Inc., Class A	19,579	538,618
Kellwood Co.#	19,369	530,904
Kenneth Cole Productions, Inc., Class A#	6,942	162,512
Maidenform Brands, Inc.+#	10,999	195,672
Oakley, Inc.#	18,829	309,737
Oxford Industries, Inc.#	11,449	470,325
Payless ShoeSource, Inc.+	50,365	1,181,563
Perry Ellis International, Inc.+#	5,496	148,172
Phillips-Van Heusen Corp.#	41,768	1,613,916
Quiksilver, Inc.+#	92,350	1,292,900
Shoe Carnival, Inc.+	6,335	144,818
Skechers U.S.A., Inc., Class A+#	8,136	184,199
Stage Stores, Inc.#	20,140	530,890
Stein Mart, Inc.	19,831	235,791
Steven Madden, Ltd.	15,749	580,351
Stride Rite Corp.	27,789	382,099
Talbots, Inc.#	17,027	374,764
Timberland Co., Class A+	37,863	1,075,688
True Religion Apparel, Inc.+#	9,973	202,452
Under Armour, Inc.+	15,731	541,776
Volcom, Inc.+#	9,924	232,122
Warnaco Group, Inc.+#	35,584	716,306
Wet Seal, Inc.+#	51,122	291,907
Weyco Group, Inc.	5,228	111,304
Wolverine World Wide, Inc.#	42,194	1,064,555

		24,607,609

Appliances/Furnishings - 0.77%

American Woodmark Corp.#	9,038	284,968
CompX International, Inc., Class A#	1,210	19,421
Ethan Allen Interiors, Inc.#	25,005	843,919
Furniture Brands International, Inc.#	34,137	653,724
Griffon Corp.+#	22,522	532,871
Haverty Furniture Cos., Inc.#	17,042	239,440
Herman Miller, Inc.	50,202	1,417,704
Hooker Furniture Corp.	8,091	119,585
Interface, Inc., Class A+#	36,150	459,466
Kimball International, Inc., Class B#	18,679	329,498
Knoll, Inc.	25,078	447,141
La-Z-Boy Chair Co.#	39,134	545,919
Lancaster Colony Corp.#	18,353	810,101
Sealy Corp.	15,275	210,489
Stanley Furniture Co., Inc.#	9,269	231,169
Tempur- Pedic International, Inc.+#	37,934	608,841

		7,754,256

Automotive - 1.34%

Accuride Corp.+#	17,129	186,877
Acuity Brands, Inc.#	33,977	1,451,837
Aftermarket Technology Corp.+	16,453	332,022
America’s Car Mart, Inc.+#	6,982	110,176
American Axle & Manufacturing Holdings, Inc.#	39,261	655,266
AO Smith Corp.#	15,496	621,545
ArvinMeritor, Inc.#	53,327	791,906
Asbury Automotive Group, Inc.#	9,280	190,147
ASV, Inc.+#	15,807	242,954
Commercial Vehicle Group, Inc.+	15,945	312,841
Cooper Tire & Rubber Co.#	46,417	456,279
CSK Auto Corp.+	33,150	380,230
Group 1 Automotive, Inc.	18,797	851,504
Kaydon Corp.#	21,343	813,382
Keystone Automotive Industries, Inc.+#	12,205	419,730
Lear Corp.	50,956	1,036,445
Lithia Motors, Inc., Class A#	11,979	305,704
Midas, Inc.+#	11,752	229,869
Miller Industries, Inc.+	7,226	129,634
Modine Manufacturing Co.	25,406	591,706
Monro Muffler Brake, Inc.	8,952	288,523
Noble International Ltd.#	8,684	112,197
Pep Boys-Manny, Moe & Jack#	41,040	526,954
Sonic Automotive, Inc., Class A#	22,807	482,368
Superior Industries International, Inc.#	17,399	294,217
Tenneco Automotive, Inc.+#	34,241	778,983
Visteon Corp.+#	96,851	830,013

		13,423,309

Auto - Replacement Parts - 0.01%

Fuel Systems Solutions, Inc.+#	8,465	116,648

Banks - 7.44%

1st Source Corp.#	9,630	288,418
Alabama National Bancorp#	11,325	767,948
Amcore Financial, Inc.	16,558	497,568
AmericanWest Bancorp	8,544	188,993
Ameris Bancorp	9,814	257,912
Arrow Financial Corp.#	7,817	210,903
BancFirst Corp.	5,294	250,777
Bancorp, Inc.+	8,010	186,713
BancTrust Financial Group, Inc.#	7,374	195,780
Bank of Granite Corp.#	9,733	211,790
Bank of the Ozarks, Inc.#	8,955	285,844
BankFinancial Corp.#	18,514	322,884
Banner Corp.#	9,198	380,981
Boston Private Financial Holdings, Inc.#	26,681	665,958
Cadence Financial Corp.#	7,223	148,794
Camden National Corp.#	5,690	247,515
Capital City Bank Group, Inc.#	9,874	317,449
Capital Corp. of the West#	7,173	242,519
Capitol Bancorp, Ltd.#	10,151	428,068
Cardinal Financial Corp.#	18,440	204,868
Cascade Bancorp#	17,032	605,317
Cass Information Systems, Inc.#	2,930	155,524
Cathay General Bancorp#	38,971	1,453,229
Centennial Bank Holdings, Inc.+#	44,678	444,993
Center Financial Corp.	9,214	224,822
Centerstate Banks of Florida, Inc.#	6,821	138,876
Central Pacific Financial Corp.	23,061	834,578
Chemical Financial Corp.	18,971	560,024
Citizens Banking Corp.#	32,335	814,842
City Bank#	6,523	331,825
City Holding Co.	13,448	529,582
CoBiz, Inc.#	11,170	254,453
Columbia Bankcorp#	7,478	185,081
Columbia Banking System, Inc.	12,104	378,613
Community Bancorp, Inc.#	3,780	147,609
Community Bancorp.+#	4,716	159,872
Community Bank Systems, Inc.#	22,613	494,546
Community Bks., Inc.#	18,035	471,074
Community Trust Bancorp, Inc.#	11,374	436,989
Corus Bankshares, Inc.#	29,551	644,507
CVB Financial Corp.#	46,136	689,272
Enterprise Financial Services Corp.#	6,424	189,444
Farmers Capital Bank Corp.#	5,023	165,106
First Bancorp North Carolina#	8,963	185,534
First Bancorp Puerto Rico#	53,062	487,640
First Busey Corp., Class A#	11,514	248,127
First Charter Corp.	23,522	571,349
First Commonwealth Financial Corp.#	53,421	686,994
First Community Bancorp#	14,641	784,904
First Community Bancshares, Inc.#	7,555	257,248
First Financial Bancorp#	25,387	393,498
First Financial Bankshares, Inc.#	15,678	609,090
First Financial Corp.#	10,076	332,911
First Merchants Corp.#	13,957	340,132
First Midwest Bancorp, Inc.	37,746	1,409,813
First Regional Bancorp+#	6,174	174,416
First Republic Bank#	16,398	698,883
First South Bancorp, Inc.#	6,163	202,516
First State Bancorp.	13,302	340,398
FirstMerit Corp.#	60,367	1,389,045
FNB Corp. (PA)#	43,517	712,373
FNB Corp. (VA)#	5,551	196,394
Fremont General Corp.#	49,804	711,201
Frontier Financial Corp.#	20,069	820,621
GB&T Bancshares, Inc.#	9,794	206,262
Glacier Bancorp, Inc.#	24,471	794,818
Great Southern Bancorp, Inc.#	7,931	221,037
Greater Bay Bancorp	38,107	1,084,906
Greene County Bancshares, Inc.#	6,570	223,577
Hancock Holding Co.#	20,443	1,059,765
Hanmi Financial Corp.#	30,771	600,650
Harleysville National Corp.#	21,863	451,908
Heartland Financial USA, Inc.#	10,963	295,234
Heritage Commerce Corp.#	8,960	209,933
IBERIABANK Corp.	7,348	428,388
Independent Bank Corp.	17,354	435,585
Independent Bank Corp. (MA)	11,401	389,344
Integra Bank Corp.#	13,237	341,779
Interchange Financial Services Corp.#	13,696	310,488
International Bancshares Corp.#	35,213	1,003,923
Intervest Bancshares Corp.+#	3,667	154,087
Irwin Financial Corp.#	15,306	291,426
Lakeland Bancorp, Inc.#	14,398	213,090
Lakeland Financial Corp.#	9,127	224,981
Macatawa Bank Corp.#	10,437	242,869
Mainsource Financial Group, Inc.#	11,530	195,434
MB Financial, Inc.#	18,693	689,766
MBT Financial Corp.#	11,178	168,452
Mercantile Bank Corp.	6,055	245,349
MetroCorp Bancshares, Inc.	3,505	111,284
Mid-State Bancshares#	16,883	457,023
Midwest Banc Holdings, Inc.#	12,680	303,940
Nara Bancorp, Inc.#	16,058	297,073
National Penn Bancshares, Inc.#	35,287	721,619
NBT Bancorp, Inc.#	26,015	608,231
NetBank, Inc.#	35,065	215,299
Northern Empire Bancshares+#	6,984	164,822
Old National Bancorp#	50,787	950,225
Old Second Bancorp, Inc.#	10,261	311,524
Omega Financial Corp.#	9,531	292,888
Oriental Financial Group, Inc.#	15,887	194,775
Pacific Capital Bancorp	35,337	988,023
Park National Corp.#	8,993	931,765
Peoples Bancorp, Inc.#	8,022	242,585
Pinnacle Financial Partners, Inc.+#	11,600	410,060
Placer Sierra Bancshares#	8,868	210,704
Preferred Bank	3,200	179,360
Premierwest Bancorp#	10,850	167,524
PrivateBancorp, Inc.#	13,454	597,358
Prosperity Bancshares, Inc.#	19,368	683,303
Provident Bankshares Corp.#	24,939	934,714
R&G Financial Corp., Class B	21,049	151,553
Renasant Corp.	11,489	350,759
Republic Bancorp, Inc.#	56,444	729,821
Republic Bancorp, Inc., Class A#	5,700	123,975
Royal Bancshares of Pennsylvania, Inc., Class A#	3,468	90,064
S&T Bancorp, Inc.#	19,672	611,209
Sandy Spring Bancorp, Inc.#	11,203	408,797
Santander BanCorp	3,318	66,924
SCBT Financial Corp.#	6,566	255,549
Seacoast Banking Corp. of Florida#	9,881	304,038
Security Bank Corp.#	10,908	244,339
Shore Bancshares, Inc.#	6,330	179,709
Sierra Bancorp#	4,528	141,998
Signature Bank+#	22,184	728,744
Simmons First National Corp., Class A#	10,795	311,112
Smithtown Bancorp, Inc.#	5,890	164,272
Southside Bancshares, Inc.#	7,955	198,875
Southwest Bancorp, Inc.	10,708	284,297
State National Bancshares, Inc.#	7,964	302,632
Sterling Bancorp	14,211	276,120
Sterling Bancshares, Inc.#	34,588	717,355
Sterling Financial Corp. (PA)#	19,249	430,985
Suffolk Bancorp#	7,795	271,578
Summit Bancshares, Inc.#	7,880	223,477
Sun Bancorp, Inc. NJ+#	10,734	192,461
Superior Bancorp+#	13,279	154,966
Susquehanna Bancshares, Inc.	35,536	869,566
SVB Financial Group+#	26,890	1,215,159
SY Bancorp, Inc.#	9,300	261,888
Taylor Capital Group, Inc.	4,514	132,757
Texas Capital Bancshares, Inc.+#	17,578	348,923
Texas Regional Bancshares, Inc., Class A#	34,730	1,329,117
Texas United Bancshares, Inc.#	7,007	232,422
Tompkins Trustco, Inc.#	4,631	207,747
TriCo Bancshares	10,435	257,014
TrustCo Bank Corp. NY#	56,781	624,591
Trustmark Corp.#	35,197	1,111,169
U.S.B. Holding Co., Inc.#	8,922	197,622
UCBH Holdings, Inc.#	71,480	1,296,647
UMB Financial Corp.#	23,933	834,544
Umpqua Holdings Corp.#	42,439	1,161,555
Union Bankshares Corp.#	6,677	282,571
United Bankshares, Inc	28,116	1,047,883
United Community Banks, Inc.#	25,624	804,594
United Security Bancshares#	5,612	129,974
Univest Corp.#	8,702	259,842
Vineyard National Bancorp Co.#	6,855	186,662
Virginia Commerce Bancorp+#	11,795	261,377
Virginia Financial Group, Inc.#	5,433	236,661
W Holding Co., Inc.#	82,400	416,120
Washington Trust Bancorp, Inc.#	8,706	229,751
WesBanco, Inc.#	16,600	503,478
West Bancorp.#	13,271	230,650
West Coast Bancorp.	11,180	341,437
Westamerica Bancorp.#	23,784	1,137,589
Western Alliance Bankcorp+#	9,924	366,295
Wilshire Bancorp, Inc.#	11,548	224,378
Wintrust Financial Corp.#	18,435	927,465
Yardville National Bancorp.	7,378	266,567

		74,471,721

Beverages - 0.12%

Boston Beer Co., Inc., Class A+	7,105	228,213
Coca-Cola Bottling Co. Cons.#	3,526	206,624
Farmer Brothers Co.#	5,061	107,091
Green Mountain Coffee, Inc.+	3,609	139,199
Jones Soda Co.+#	16,737	127,368
National Beverage Corp.#	6,200	87,172
Peet’s Coffee & Tea, Inc.+#	10,460	263,696

		1,159,363

Broadcasting - 0.58%

Acacia Research-Acacia Technologies+#	21,075	226,767
Charter Communications, Inc., Class A+#	298,310	414,651
Citadel Broadcasting Corp.#	27,921	256,594
CKX, Inc.+#	38,650	385,340
Cox Radio, Inc., Class A+#	34,178	542,063
Crown Media Holdings, Inc., Class A+#	11,735	46,823
Cumulus Media, Inc., Class A+#	29,026	291,421
Emmis Communications Corp., Class A+	24,904	304,576
Entercom Communications Corp.	24,130	613,143
Fisher Communications, Inc.+	5,761	247,147
Gray Television, Inc.	32,448	207,343
Lin TV Corp., Class A+#	20,896	152,541
Lodgenet Entertainment Corp.+	12,558	238,727
Mediacom Communications Corp., Class A+	41,921	286,740
Outdoor Channel Holdings, Inc.+#	9,941	105,474
Radio One, Inc., Class D+	57,890	355,444
Salem Communications Corp., Class A#	7,521	91,681
Sinclair Broadcast Group, Inc., Class A#	34,450	265,954
Spanish Broadcasting System, Inc., Class A+#	33,728	146,717
Westwood One, Inc.#	53,108	389,282
World Wrestling Entertainment, Inc., Class A#	16,200	279,936

		5,848,364

Building Materials - 1.08%

Ameron International Corp.	6,615	463,976
Apogee Enterprises, Inc.#	21,296	319,653
Barnes Group, Inc.	28,461	467,330
Beacon Roofing Supply, Inc.+#	33,125	608,837
Builders FirstSource, Inc.+#	11,397	173,234
Comfort Systems USA, Inc.	30,476	397,102
Drew Industries, Inc.+#	14,010	365,801
Elkcorp#	15,498	436,579
Genlyte Group, Inc.+	18,773	1,230,195
Goodman Global, Inc.+#	17,831	224,492
Infrasource Services, Inc.+	20,191	349,102
Interline Brands, Inc.+#	20,519	513,796
LSI Industries, Inc.#	15,151	277,718
Matthews International Corp., Class A#	24,306	865,294
NCI Building Systems, Inc.+#	15,480	841,183
Perini Corp.+#	16,456	394,450
Simpson Manufacturing Co., Inc.#	28,008	738,011
Texas Industries, Inc.#	17,508	821,826
Trex Co., Inc.+#	8,984	241,939
U.S. Concrete, Inc.+#	25,284	154,991
Watsco, Inc.#	21,085	926,475

		10,811,984

Chemical - 1.71%

A. Schulman, Inc.	21,069	497,018
American Vanguard Corp.#	13,394	201,580
Arch Chemicals, Inc.	18,128	502,871
Balchem Corp.#	8,787	174,949
Cabot Microelectronics Corp.+#	18,317	575,886
CF Industries Holdings, Inc.	41,642	660,442
Ferro Corp.#	32,292	551,547
Georgia Gulf Corp.	25,883	686,935
H.B. Fuller Co.#	44,505	855,831
Hercules, Inc.+	85,984	1,341,350
Hexcel Corp.+#	70,628	1,060,833
Innospec, Inc.#	9,304	255,209
Kronos Worldwide, Inc.	1,889	57,426
MacDermid, Inc.#	20,929	599,616
Minerals Technologies, Inc.#	15,047	782,293
Newmarket Corp.#	13,035	807,258
NL Industries, Inc.#	5,732	59,326
Olin Corp.#	54,721	822,457
OM Group, Inc.+#	22,185	887,400
Omnova Solutions, Inc.+#	31,349	176,181
Pioneer Cos., Inc.+	8,907	216,974
PolyOne Corp.+	70,013	607,013
Rockwood Holdigns, Inc.+	26,633	558,760
Sensient Technologies Corp.	35,073	705,669
Spartech Corp.	24,257	546,510
Stepan Co.	4,660	137,377
Symyx Technologies, Inc.+	25,528	584,591
Tronox, Inc., Class B#	31,267	403,344
UAP Holding Corp.	38,525	802,476
W.R. Grace & Co.+#	51,344	523,709
WD-40 Co.#	12,710	441,672

		17,084,503

Coal - 0.15%

Alpha Natural Resources, Inc. LLC+#	39,134	709,500
International Coal Group, Inc.+#	85,964	536,415
James River Coal Co.+#	12,604	185,657
Westmoreland Coal Co.+#	5,083	115,587

		1,547,159

Commercial Services - 4.12%

1-800-FLOWERS.COM, Inc., Class A+#	18,970	87,452
ABM Industries, Inc.#	33,100	595,469
ACE Cash Express, Inc.+	8,873	262,730
Administaff, Inc.#	17,279	596,989
Advance America Cash Advance Centers, Inc.#	51,103	794,141
Advisory Board Co.+#	14,114	717,274
Arbitron, Inc.#	22,779	854,668
Barret Business Services+	5,271	106,949
BearingPoint, Inc.+#	140,922	1,178,108
Blount International, Inc.+#	28,717	259,889
BlueLinx Holdings, Inc.#	9,486	100,267
Central European Distribution Corp.+#	24,038	553,595
Central Parking Corp.#	7,574	126,031
Cenveo, Inc.+#	40,280	845,880
Ceradyne, Inc.+#	20,299	894,577
Chemed Corp.	19,797	780,200
Clark, Inc.#	13,267	171,277
Clayton Holdings, Inc.+	6,523	80,494
Coinmach Service Corp.#	19,939	197,396
Compass Diversified Trust#	9,917	145,879
Core- Mark Holding Co., Inc.+#	7,504	234,575
Cornell Cos., Inc.+#	8,644	152,480
CoStar Group, Inc.+#	12,698	511,475
CRA International, Inc.+	8,560	385,114
Deluxe Corp.#	38,823	695,708
Diamond Management & Technology Consultants, Inc.+#	22,109	205,835
Dollar Financial Corp.+	9,294	177,422
Dycom Industries, Inc.+#	30,509	617,807
DynCorp International, Inc.+	18,937	206,035
Electro Rent Corp.+	14,413	232,193
ENGlobal Corp.+#	12,194	84,992
Euronet Worldwide, Inc.+#	26,545	645,044
Exponent, Inc.+#	12,131	186,332
First Advantage Corp., Class A+#	5,199	103,876
First Consulting Group, Inc.+#	16,312	146,482
Flanders Corp.+#	9,687	97,354
Freightcar America, Inc.#	9,513	553,657
FTI Consulting, Inc.+#	30,248	675,740
Gaiam, Inc., Class A+	12,259	141,224
Geo Group, Inc.+	9,816	438,481
Global Cash Access, Inc.+	25,193	388,728
Greif Brothers Corp., Class A	12,472	883,641
H&E Equipment Services, Inc.+#	8,671	226,053
Healthcare Services Group, Inc.#	20,629	468,072
Healthspring, Inc.+	14,214	283,001
Heartland Payment Systems, Inc.#	10,534	284,523
Home Solutions of America, Inc.+#	28,481	150,665
Huron Consulting Group, Inc.+#	13,170	497,299
ICT Group, Inc.+	5,123	148,311
Integrated Electrical Services, Inc.+	11,599	189,992
Interactive Data Corp.+#	27,133	530,179
Kendle International, Inc.+	9,285	245,310
Landauer, Inc.	6,870	329,210
LECG Corp.+#	18,442	312,592
Liquidity Services, Inc.+	5,873	69,184
Live Nation, Inc.+	48,279	1,012,893
LKQ Corp.+#	33,834	702,732
Maritrans, Inc.#	9,096	225,126
Maximus, Inc.	16,226	431,936
McGrath Rent Corp.#	16,616	378,845
Medifast, Inc.+#	8,788	104,401
Mobile Mini, Inc.+#	26,675	718,091
Morningstar, Inc.+#	10,640	407,086
Navigant Consulting, Inc.+#	32,176	633,545
Net 1 UEPS Technologies, Inc.+#	36,331	882,117
Pacer International, Inc.	28,413	782,210
Parexel International Corp.+#	20,551	680,238
PeopleSupport, Inc.+#	14,004	237,928
PharmaNet Development Group, Inc.+#	13,740	268,892
PHH Corp.+	40,313	1,012,259
Plexus Corp.+#	34,619	686,149
PRA International, Inc.+#	13,527	351,432
Pre-Paid Legal Services, Inc.#	7,679	288,423
Providence Service Corp.+#	9,085	216,405
Raven Industries, Inc.#	12,173	339,992
Rewards Network, Inc.+#	20,053	87,231
Rollins, Inc.#	22,382	475,394
Safeguard Scientifics, Inc.+#	90,926	179,124
Senomyx, Inc.+#	22,564	349,742
Silgan Holdings, Inc.#	17,605	623,217
Sotheby’s Holdings, Inc., Class A	45,743	1,271,655
Source Interlink Cos., Inc.+#	25,749	284,526
Stamps.com, Inc.+#	14,121	268,864
Standard Parking Corp.+#	3,863	130,956
Startek, Inc.#	8,568	97,418
Sterling Construction Co., Inc.+	6,571	129,777
Stewart Information Services Corp.	13,018	444,044
TAL International Group, Inc.+#	12,217	286,611
Team, Inc.+#	4,808	115,488
TeleTech Holdings, Inc.+#	24,713	373,166
TNS, Inc.+	18,228	289,096
Valley National Gases, Inc.	1,841	57,402
Vertrue, Inc.+#	5,718	242,386
Viad Corp.#	16,792	594,941
Volt Information Sciences, Inc.+#	6,277	267,651
Washington Group International, Inc.	21,908	1,297,173
Watson Wyatt & Co. Holdings, Class A#	32,020	1,269,913
Wireless Facilities, Inc.+#	43,218	94,647
Wright Express Corp.+#	30,499	820,423

		41,259,396

Consumer Service - 0.02%

COMSYS IT Partners, Inc.+	12,433	229,389

Containers - Metal/Glass - 0.14%

AptarGroup, Inc.	26,590	1,369,385

Drugs - 2.14%

Acadia Pharmaceuticals, Inc.+#	18,321	158,660
Adams Respiratory Therapeutics, Inc.+#	22,960	936,768
Adolor Corp.+#	34,238	854,238
Akorn, Inc.+#	33,691	131,395
Alkermes, Inc.+#	66,603	1,088,959
Alpharma, Inc., Class A#	32,129	672,781
Array Biopharma, Inc.+	29,557	250,643
Auxilium Pharmaceuticals, Inc.+	16,405	142,231
AVANIR Pharmaceuticals+#	23,971	169,475
AVI Biopharma, Inc.+#	38,012	156,990
Bentley Pharmaceuticals, Inc.+#	14,595	163,756
Bradley Pharmaceuticals, Inc., Class A+#	11,007	163,014
Caraco Pharmaceutical Laboratories, Ltd.+#	7,378	83,666
CNS, Inc.#	9,583	270,241
Combinatorx, Inc.#	18,631	140,664
Cubist Pharmaceuticals, Inc.+#	41,092	964,018
Dendreon Corp.+#	53,888	260,279
Depomed, Inc.+#	27,829	134,414
Durect Corp., Inc.+#	42,010	152,916
Emisphere Technologies, Inc.+#	18,024	149,058
Genta, Inc.+#	101,154	154,766
Hi-Tech Pharmacal Co., Inc.+	7,562	129,386
I-Flow Corp.+#	17,693	213,378
Idenix Pharmaceuticals, Inc.+#	18,681	188,865
Indevus Pharmaceuticals, Inc.+#	36,372	229,871
Isis Pharmaceuticals, Inc.+#	55,154	421,377
K-V Pharmaceutical Co., Class A+#	29,276	653,733
Mannatech, Inc.#	12,397	179,509
Medicis Pharmaceutical Corp.#	41,193	1,206,543
Nastech Pharmaceutical, Inc.+#	16,423	249,301
NBTY, Inc.+	41,753	1,330,251
New River Pharmaceuticals, Inc.+#	12,001	312,986
OSI Pharmaceuticals, Inc.+#	43,062	1,604,921
Pain Therapeutics, Inc.+#	26,902	217,906
Par Pharmaceutical Cos., Inc.+#	26,524	476,106
Penwest Pharmaceuticals Co.+#	17,281	309,330
Perrigo Co.#	58,782	948,741
Petmed Express, Inc.+#	14,202	177,525
Pharmion Corp.+#	18,283	339,698
Rigel Pharmaceuticals, Inc.+#	18,800	186,496
Salix Pharmaceuticals, Ltd.+#	35,205	472,099
Santarus, Inc.+#	34,788	279,000
Sciele Pharma, Inc.+#	22,034	385,595
Somaxon Pharmaceuticals, Inc.+	3,782	52,759
SuperGen, Inc.+#	37,422	182,245
Tanox, Inc.+#	18,410	276,334
USANA Health Sciences, Inc.+#	7,091	317,393
Valeant Pharmaceuticals International#	70,226	1,380,643
ViroPharma, Inc.+#	51,904	649,319
Xenoport, Inc.+#	15,218	333,883
Zymogenetics, Inc.+#	28,385	548,966

		21,453,091

Electric Products - 0.05%

Portland General Electric Co.	20,337	518,593

Electrical Equipment - 0.04%

China BAK Battery, Inc.+#	20,491	131,142
Insteel Industries, Inc.	10,545	219,758

		350,900

Electronic Instruments - 0.05%

LoJack Corp.+#	14,239	297,310
OYO Geospace Corp.+	2,979	179,306

		476,616

Electronics/Electrical Equipment - 4.67%

Advanced Energy Industries, Inc.+#	26,667	383,205
American Science & Engineering, Inc.+#	6,887	316,526
American Superconductor Corp.+#	24,832	247,575
Analogic Corp.#	10,473	595,181
Avista Corp.#	37,011	897,147
Badger Meter, Inc.#	10,510	275,047
Bel Fuse, Inc., Class B#	7,615	281,526
Belden CDT, Inc.#	32,186	1,150,328
Benchmark Electronics, Inc.+	48,637	1,213,007
C-COR.net Corp.+#	36,319	288,736
Checkpoint Systems, Inc.+	29,644	538,039
Cogent, Inc.+#	32,725	467,313
Coherent, Inc.+	23,443	850,043
Color Kinetics, Inc.+#	10,166	169,264
Commscope, Inc.+#	43,903	1,282,407
CTS Corp.#	27,156	399,193
Cubic Corp.#	11,768	236,890
Cymer, Inc.+#	29,373	1,208,699
Daktronics, Inc.#	29,320	611,908
Dionex Corp.+#	15,129	762,804
Directed Electronics, Inc.+	7,085	103,937
DSP Group, Inc.+#	22,919	560,828
Eagle Test Systems, Inc.+	5,547	93,079
Electro Scientific Industries, Inc.+#	21,941	436,845
Emcor Group, Inc.+	23,804	1,319,694
Encore Wire Corp.+#	17,601	661,093
Energy Conversion Devices, Inc.+#	29,548	1,035,657
EnerSys+#	35,227	625,984
ESCO Technologies, Inc.+#	19,517	996,148
Excel Technology, Inc.+	9,131	267,356
FEI Co.+#	18,024	374,178
Flir Systems, Inc.+	52,310	1,448,987
FuelCell Energy, Inc.+#	40,199	391,538
General Cable Corp.+#	38,249	1,473,734
Gerber Scientific, Inc.+	17,083	263,420
Global Imaging Systems, Inc.+#	35,553	779,677
Graftech International, Ltd.+#	74,497	406,009
Greatbatch, Inc.+#	16,504	403,688
Harmonic, Inc.+#	56,127	348,549
Hypercom Corp.+	40,597	379,176
InterDigital Communications Corp.+#	41,208	1,369,342
Intermagnetics General Corp.+	32,073	873,348
International DisplayWorks, Inc.+#	33,659	196,905
Ionatron, Inc.+#	23,117	141,707
ITC Holdings Corp.	10,805	368,126
Itron, Inc.+#	19,191	1,074,312
Kemet Corp.+#	65,662	540,398
L-1 Identity Solutions, Inc.+#	48,982	739,138
Lamson & Sessions Co.+#	10,504	265,436
Littelfuse, Inc.+	16,891	609,934
Magma Design Automation, Inc.+#	26,902	203,917
Measurement Specialties, Inc.+#	10,452	210,503
Medis Technologies, Ltd.+#	15,554	311,547
Methode Electronics, Inc., Class A#	28,216	224,035
Metrologic Instruments, Inc.+#	9,932	160,302
Microtune, Inc.+#	40,035	241,011
MIPS Technologies, Inc., Class A+#	32,911	229,061
Molecular Devices Corp.+#	12,840	308,288
Multi-Fineline Electronix, Inc.+#	6,303	142,322
Netlogic Microsystems, Inc.+#	12,053	355,684
Newport Corp.+	30,749	542,105
Optical Communication Products, Inc., Class A+#	15,093	30,186
OSI Systems, Inc.+#	11,159	219,721
Park Electrochemical Corp.#	15,252	398,077
Paxar Corp.+#	31,067	604,874
Photon Dynamics, Inc.+#	12,897	173,207
Polycom, Inc.+	66,023	1,570,687
Powell Industries, Inc.+#	5,828	128,274
Power-One, Inc.+#	52,945	359,496
RAE Systems, Inc.+#	29,159	88,060
Rofin-Sinar Technologies, Inc.+#	11,610	635,764
Rogers Corp.+#	13,188	765,168
ScanSource, Inc.+#	19,418	602,735
Silicon Image, Inc.+#	61,665	715,931
Sonic Solutions+#	19,438	291,764
Standard Microsystems Corp.+	16,783	471,099
Standex International Corp.#	9,358	275,593
Sunpower Corp.+	7,752	248,529
Superior Essex, Inc.+#	15,231	543,899
Taser International, Inc.+#	46,956	364,848
Technitrol, Inc.#	30,689	868,806
TTM Technologies, Inc.+	31,602	406,402
Universal Display Corp.+#	17,919	190,121
Universal Electronics, Inc.+	10,431	187,654
Varian, Inc.+#	23,383	1,091,518
Vicor Corp.#	15,000	188,400
Watts Water Technologies, Inc., Class A#	19,097	592,198
Woodward Governor Co.#	22,744	765,790
X-Rite, Inc.#	16,500	146,685
Zygo Corp.+#	13,665	181,881

		46,759,203

Fertilizers - 0.16%

Delta & Pine Land Co.	26,923	1,089,305
Terra Industries, Inc.+#	72,018	528,612

		1,617,917

Finance Companies - 0.02%

Credit Acceptance Corp.+#	7,372	209,660

Financial Services - 2.36%

Accredited Home Lenders Holding Co.+#	13,644	435,653
Advanta Corp., Class B	14,624	495,169
Apollo Investment Corp.#	61,442	1,226,997
Ares Capital Corp.	28,839	491,705
Asset Acceptance Capital Corp.+#	12,641	186,960
Asta Funding, Inc.#	8,895	293,980
Bankrate, Inc.+#	7,734	219,800
Calamos Asset Management, Inc., Class A	17,528	459,584
Capital Southwest Corp.#	2,073	226,600
CBIZ, Inc,+#	46,126	359,783
Charter Municipal Mtg. Acceptance Co.#	39,424	793,605
Chittenden Corp.	35,408	1,021,521
Cohen & Steers, Inc.#	9,807	280,578
Coinstar, Inc.+	21,095	553,744
CompuCredit Corp.+#	15,673	456,868
Doral Financial Corp.#	67,954	340,450
eSpeed, Inc., Class A+#	15,514	130,473
Federal Agricultural Mtg. Corp., Class C	8,390	235,340
Financial Federal Corp.#	20,492	536,890
Friedman Billings Ramsey Group, Inc., Class A#	111,157	917,045
GAMCO Investors, Inc.#	4,267	163,554
GFI Group, Inc.+#	9,025	419,662
Gladstone Investment Corp.#	9,925	138,057
Greenhill & Co., Inc.#	13,335	733,825
Harris & Harris Group, Inc.+#	15,707	184,400
International Securities Exchange, Inc.#	28,790	1,225,014
Jackson Hewitt Tax Service, Inc.	26,695	843,562
Knight Capital Group, Inc.+	78,991	1,379,183
LaBranche & Co., Inc.+	40,123	333,021
MarketAxess Holdings, Inc.+#	23,152	218,092
Marlin Business Services, Inc.+#	8,959	200,234
MCG Capital Corp.#	40,394	647,920
Medallion Financial Corp.	11,108	129,853
National Financial Partners Corp.#	28,300	1,042,006
NCO Group, Inc.+#	24,452	640,642
Ocwen Financial Corp.+#	25,907	382,128
optionsXpress Holdings, Inc.#	15,697	410,006
Penson Worldwide, Inc.+	5,648	109,063
Piper Jaffray Cos.+#	15,721	920,936
Portfolio Recovery Associates, Inc.+#	12,028	477,752
QC Holdings, Inc.+#	4,116	53,590
Resource America, Inc.#	11,899	245,119
Sanders Morris Haris Group, Inc.#	10,078	141,797
Star Maritime Aquisition Corp.+	14,277	138,630
Stifel Financial Corp.+#	8,996	287,602
SWS Group, Inc.#	11,955	294,093
Thomas Weisel Partners Group, Inc.+#	5,136	74,626
United PanAm Financial Corp.+	7,764	132,531
Waddell & Reed Financial, Inc., Class A#	64,131	1,489,122
World Acceptance Corp.+	13,875	554,584

		23,673,349

Foods - 1.22%

Alico, Inc.#	2,882	169,404
Andersons, Inc.#	9,412	385,986
Arden Group, Inc.#	999	114,665
Chipotle Mexican Grill, Inc.+#	5,958	293,968
Chiquita Brands International, Inc.#	31,855	538,668
Diamond Foods, Inc.#	11,852	176,950
Flowers Foods, Inc.	39,121	1,062,135
Gold Kist, Inc.+	38,622	778,620
Hain Celestial Group, Inc.+	23,497	553,354
Imperial Sugar Co.#	8,555	263,152
J&J Snack Foods Corp.#	10,369	328,386
Lance, Inc.	22,911	522,600
M & F Worldwide Corp.+	7,980	127,600
Maui Land & Pineapple Co., Inc.+#	2,675	91,351
MGP Ingredients, Inc.#	7,223	174,002
Performance Food Group Co.+#	26,160	643,798
Pilgrims Pride Corp.#	30,623	745,976
Premium Standard Farms, Inc.	10,456	176,916
Ralcorp Holdings, Inc.+	20,040	991,379
Sanderson Farms, Inc.#	12,847	401,597
Seaboard Corp.	268	375,200
Spartan Stores, Inc.	15,910	286,857
Tejon Ranch Co.+#	8,246	357,794
Tootsie Roll Industries, Inc.#	26,907	780,572
TreeHouse Foods, Inc.+	23,526	599,913
United Natural Foods, Inc.+#	31,933	927,654
Wild Oats Markets, Inc.+#	21,841	356,882

		12,225,379

Freight - 1.26%

ABX Air, Inc.+#	44,096	244,733
Ambassadors International, Inc.#	5,407	180,918
Amerco, Inc.+#	7,763	550,164
American Commercial Lines, Inc.+	23,277	1,222,042
Arkansas Best Corp.	19,121	844,192
Atlas Air Worldwide Holdings, Inc.+#	15,109	663,738
Bristow Group, Inc.+	17,676	659,492
Celadon Group, Inc.+	17,364	321,755
Dynamex, Inc.+#	8,385	179,020
EGL, Inc.+#	23,806	727,749
Forward Air Corp.#	23,824	765,703
Gulfmark Offshore, Inc.+#	12,039	365,384
Heartland Express, Inc.	45,808	736,593
Horizon Lines, Inc., Class A#	10,813	172,251
Hub Group, Inc., Class A+	30,274	705,384
Interpool, Inc.	9,057	196,537
Knight Transportation, Inc.	43,318	744,636
Marten Transport, Ltd.+#	11,578	192,889
Nuco2, Inc.+#	11,741	319,942
Old Dominion Freight Lines, Inc.+#	21,302	679,960
P.A.M. Transportation Services, Inc.+	4,026	100,288
Patriot Transportation Holding, Inc.+#	1,183	79,415
PHI, Inc.+	10,375	324,219
Quality Distribution, Inc.+#	6,448	93,432
Saia, Inc.+#	11,091	341,048
Sirva, Inc.+#	37,519	113,683
Universal Truckload Services, Inc.+#	4,488	123,869
US Xpress Enterprises, Inc., Class A+#	6,983	145,456
USA Truck, Inc.+#	6,557	109,305
Werner Enterprises, Inc.#	38,889	720,613

		12,624,410

Funeral Services - 0.11%

Alderwoods Group, Inc.+#	30,779	609,117
Stewart Enterprises, Inc., Class A#	79,522	459,637

		1,068,754

Gas & Pipeline Utilities - 0.02%

Cascade Natural Gas Corp.#	8,689	222,873

Healthcare - 2.03%

Air Methods Corp.+#	7,851	182,928
Alliance Imaging, Inc.+#	11,501	74,527
Amedisys, Inc.+#	12,083	488,999
American Medical Systems Holdings, Inc.+#	52,827	927,642
Apria Healthcare Group, Inc.+#	32,089	654,295
Bruker BioSciences Corp.+#	28,356	200,193
Candela Corp.+#	17,988	187,615
Capital Senior Living Corp.+#	16,453	157,784
Corvel Corp.+	3,992	123,752
Emeritus Corp.+#	3,738	73,564
Encore Medical Corp.+	44,974	287,384
Genesis HealthCare Corp.+#	14,808	674,356
Gentiva Health Services, Inc.+	20,360	367,905
HealthExtras, Inc.+#	20,552	631,563
Healthways, Inc.+#	26,120	1,348,314
Horizon Health Corp.+#	11,359	155,505
Hythiam, Inc.+#	19,822	111,201
Invacare Corp.#	23,484	545,064
Inverness Medical Innovations, Inc.+#	20,938	707,076
Kindred Healthcare, Inc.+#	25,381	790,364
LHC Group, Inc.+#	8,416	201,984
Magellan Health Services, Inc.+#	27,994	1,345,672
Matria Healthcare, Inc.+#	15,871	428,517
Medcath Corp.+#	5,991	168,946
Mentor Corp.	27,464	1,333,103
Molina Healthcare, Inc.+#	9,238	342,176
National Healthcare Corp.	4,885	239,218
Nighthawk Radiology Holdings, Inc.+#	4,759	82,521
Odyssey Healthcare, Inc.+	26,156	419,542
Option Care, Inc.#	19,789	261,611
PolyMedica Corp.#	17,437	707,768
Psychiatric Solutions, Inc.+#	40,054	1,282,129
Radiation Therapy Services, Inc.+#	9,298	268,898
RehabCare Group, Inc.+#	12,847	188,594
Res-Care, Inc.+#	16,716	335,156
Sirona Dental Systems, Inc.#	13,316	405,073
Solexa, Inc.+#	17,809	154,938
Spectranetics Corp.+	23,148	252,313
Steris Corp.	51,200	1,217,536
Sun Healthcare Group, Inc.+	17,503	185,007
Symbion, Inc.+	13,644	315,449
Thermogenesis Corp.+#	41,512	174,350
Tiens Biotech Group USA, Inc.+#	2,645	8,147
United Surgical Partners International, Inc.+#	33,606	948,361
VistaCare, Inc.+#	7,866	103,831
Vital Signs, Inc.#	5,172	280,581

		20,341,452

Heavy Duty Trucks/Parts - 0.29%

Bandag, Inc.#	8,497	323,396
Cascade Corp.	9,490	360,620
Federal Signal Corp.#	36,517	570,030
Navistar International Corp.+	47,004	1,078,272
Titan International, Inc.#	12,537	220,902
Wabash National Corp.#	23,570	325,030

		2,878,250

Home Builders - 0.46%

Amrep Corp.	1,270	54,953
Brookfield Homes Corp.#	9,327	220,117
Cavco Industries, Inc.+#	4,810	163,636
Champion Enterprises, Inc.+#	57,701	393,521
Fleetwood Enterprises, Inc.+#	48,264	339,296
Hovnanian Enterprises, Inc., Class A+#	37,736	999,627
Levitt Corp., Class A#	12,375	153,079
M/I Homes, Inc.#	9,110	294,799
Meritage Corp.+#	17,110	700,654
Orleans Homebuilders, Inc.#	3,564	43,552
Skyline Corp.#	5,161	201,331
Technical Olympic USA, Inc.#	14,881	180,953
WCI Communities, Inc+#	25,296	390,570
Williams Scotsman International, Inc.+#	22,520	472,695

		4,608,783

Hospital Management - 0.05%

Amsurg Corp.+#	22,540	542,538

Hospital Supplies - 0.81%

Aaon, Inc.#	7,086	172,261
Abiomed, Inc.+#	17,690	263,935
Align Technology, Inc.+#	42,202	263,762
Altus Pharmaceuticals, Inc.+#	5,591	81,181
Arrow International, Inc.	17,219	556,346
ArthroCare Corp.+#	19,780	902,166
Conceptus, Inc.+#	17,243	297,442
CONMED Corp.+#	21,261	435,638
Datascope Corp.#	9,763	321,496
ev3, Inc.+#	12,485	189,897
ICU Medical, Inc.+#	10,809	475,704
Kensey Nash Corp.+#	8,745	236,815
Medical Action Industries, Inc.+#	6,949	169,834
Meridian Bioscience, Inc.#	15,897	379,302
Merit Medical Systems, Inc.+#	20,604	288,868
NuVasive, Inc.+#	25,055	515,131
NxStage Medical, Inc.+#	9,151	89,039
Owens & Minor, Inc.	30,337	975,941
PSS World Medical, Inc.+#	51,101	991,359
SonoSite, Inc.+#	12,328	391,167
Young Innovations, Inc.#	3,678	133,585

		8,130,869

Household Products - 0.68%

ACCO Brands Corp.+#	34,080	738,173
American Greetings Corp., Class A#	40,385	990,240
Chattem, Inc.+#	13,198	457,707
CSS Industries, Inc.#	5,109	152,197
Digital Theater Systems, Inc.+#	13,305	244,546
Elizabeth Arden, Inc.+#	19,639	285,355
Intermediate Parfums, Inc.#	3,520	57,130
Jacuzzi Brands, Inc.+#	58,755	582,849
John H. Harland Co.	20,314	758,931
Lifetime Brands, Inc.#	8,524	170,139
National Presto Industries, Inc.#	3,590	195,296
Parlux Fragrances, Inc.+#	9,060	53,998
Playtex Products, Inc.+#	42,267	555,811
Prestige Brands Holdings, Inc.+#	25,182	252,324
Revlon, Inc., Class A+	118,584	154,159
Russ Berrie and Co., Inc.+#	8,909	122,320
Spectrum Brands, Inc.+#	27,947	222,458
Tupperware Corp.#	45,890	826,479

		6,820,112

Human Resources - 0.72%

AMN Healthcare Services, Inc.+#	24,584	590,016
CDI Corp.	9,684	202,880
Cross Country Healthcare, Inc.+#	24,290	398,842
Gevity HR, Inc.#	19,842	510,138
Heidrick & Struggles International, Inc.+	13,880	493,573
Hudson Highland Group, Inc.+#	18,575	186,121
Kelly Services, Inc., Class A#	15,302	417,898
Kenexa Corp.+#	11,858	303,090
Kforce, Inc.+	22,010	270,943
Korn/Ferry International+#	32,070	654,869
Labor Ready, Inc.+#	41,268	706,921
MPS Group, Inc.+#	78,078	1,097,777
On Assignment, Inc.+	19,746	188,179
Resources Connection, Inc.+#	36,427	888,819
Spherion Corp.+	43,512	325,035

		7,235,101

Information Processing - 0.02%

Smith Micro Software, Inc.+#	15,203	204,632

Information Processing - Computer Services - 0.05%

CMG Information Services, Inc.+#	349,663	388,126
Comtech Group, Inc.+#	11,063	123,352

		511,478

Information Processing - Consumer Software - 0.09%

RealNetworks, Inc.+	80,912	892,459

Information Processing - Hardware - 0.88%

Avocent Corp.+#	37,065	1,120,475
Electronics for Imaging, Inc.+#	43,822	1,009,659
Gateway, Inc.+#	214,342	428,684
Hutchinson Technology, Inc.+#	19,411	400,643
Imation Corp.	26,396	1,046,073
Komag, Inc.+#	23,255	836,250
Mercury Computer Systems, Inc.+#	15,875	197,168
Mobility Electronics, Inc.+#	21,188	137,510
Neoware Systems, Inc.+#	14,984	193,294
Palm, Inc.+#	69,354	1,009,794
Quantum Corp.+#	144,024	318,293
Rackable Systems, Inc.+#	20,947	581,489
Radiant Systems, Inc.+#	19,762	218,568
Sigma Designs, Inc.+#	17,218	240,535
Silicon Storage Technology, Inc.+#	68,461	287,536
Stratasys, Inc.+#	7,664	183,093
Synaptics, Inc.+#	18,925	478,613
Virage Logic Corp.+#	11,746	97,609

		8,785,286

Information Processing - Services - 4.69%

3Com Corp.+	296,188	1,312,113
3D Systems Corp.+#	9,850	158,782
Access Integrated Technologies, Inc.+#	10,169	91,928
Adaptec, Inc.+#	86,296	355,539
Aeroflex, Inc.+#	56,902	592,919
Agilysys, Inc.#	23,100	312,312
Anixter International, Inc.#	24,997	1,362,086
Ansoft Corp.+	12,426	298,721
aQuantive, Inc.+#	57,615	1,428,852
Ariba, Inc.+#	56,438	467,307
Audible, Inc.+#	18,561	147,374
BISYS Group, Inc.+	91,145	937,882
Black Box Corp.#	13,224	509,653
Blue Coat Sytems, Inc.+	10,948	186,225
Brocade Communications Systems, Inc.+#	206,712	1,281,614
CACI International, Inc., Class A+	23,120	1,226,747
Ciber, Inc.+#	41,292	272,940
Click Commerce, Inc.+#	7,763	142,141
CNET Networks, Inc.+#	113,440	1,069,739
Cogent Communications Group, Inc.+#	15,876	147,329
Covad Communications Group, Inc.+#	221,583	336,806
Covansys Corp.+	23,619	405,302
CSG Systems International, Inc.+#	36,101	971,839
Digital Insight Corp.+	26,147	680,083
Digital River, Inc.+	29,900	1,451,346
Digitas, Inc.+#	68,408	611,567
Earthlink, Inc.+	100,931	741,843
eCollege.com, Inc.+	13,696	170,104
Epicor Software Corp.+#	41,492	513,671
Equinix, Inc.+#	21,648	1,248,440
Extreme Networks, Inc.+#	90,198	332,831
FileNET Corp.+#	31,887	1,114,132
Forrester Research, Inc.+	10,501	309,989
Gartner, Inc., Class A+#	43,023	670,729
GSI Commerce, Inc.+#	29,622	388,641
Harris Interactive, Inc.+	40,981	226,625
i2 Technologies, Inc.+#	10,719	174,720
iGate Corp.+#	16,668	79,006
IHS, Inc., Class A+#	17,677	530,487
Infospace, Inc.+#	23,610	524,850
Intergraph Corp.+	22,216	829,990
Internap Network Services Corp.+	23,140	276,523
Internet Capital Group, Inc.+#	29,647	266,823
Internet Security Systems, Inc.+	29,818	824,766
IPass, Inc.+#	49,136	224,060
j2 Global Communications, Inc.+	37,598	944,838
Jack Henry & Associates, Inc.#	60,175	1,152,953
Jupitermedia Corp.+#	16,414	117,196
Kanbay International, Inc.+#	25,084	464,305
Knot, Inc.+	11,004	191,690
Kronos, Inc.+#	24,254	740,232
Manhattan Associates, Inc.+#	20,784	482,397
Maxwell Technologies, Inc.+#	10,858	214,337
McDATA Corp., Class A+#	116,549	499,995
Mentor Graphics Corp.+#	60,753	880,918
Merge Technologies, Inc.+#	15,574	115,403
Micros Systems, Inc.+#	29,415	1,407,802
Mindspeed Technologies, Inc.+#	83,356	159,210
Move, Inc.+#	75,824	347,274
MTS Systems Corp.#	13,809	463,568
Ness Technologies, Inc.+#	20,757	239,951
Netratings, Inc.+#	10,070	150,949
NetScout Systems, Inc.+#	19,505	137,900
NIC, Inc.+#	28,956	151,440
Online Resources Corp.+#	17,047	181,210
Opsware, Inc.+#	61,913	436,487
Pegasystems, Inc.#	10,856	86,631
Perficient, Inc.+#	13,299	179,536
Perot Systems Corp., Class A+#	65,395	939,072
Phase Forward, Inc.+	25,676	302,720
ProQuest Co.+#	19,211	257,619
RadiSys Corp.+#	15,962	377,821
Redback Networks, Inc.+#	41,955	782,041
Rightnow Technologies, Inc.+#	11,359	174,474
Sapient Corp.+#	61,688	300,421
Schawk, Inc., Class A#	11,701	223,957
Secure Computing Corp.+	33,788	214,554
SI International, Inc.+#	9,707	280,435
Sohu.com, Inc.+	19,549	426,364
SonicWALL, Inc.+#	48,746	500,134
SRA International, Inc., Class A+	28,988	811,954
Sykes Enterprises, Inc.+	22,118	444,793
Syntel, Inc.#	6,392	140,049
Terremark Worldwide, Inc.+#	29,625	158,790
TheStreet.com, Inc.#	13,893	149,489
Trizetto Group, Inc.+#	32,483	445,667
Tyler Technologies, Inc.+#	29,646	387,770
United Online, Inc.#	48,571	557,109
ValueClick, Inc.+#	77,567	1,369,058
VASCO Data Security International, Inc.+#	18,834	169,506
Vignette Corp.+	22,520	311,452
webMethods, Inc.+#	41,120	324,437
Websense, Inc.+	36,313	750,590
WebSideStory, Inc.+#	13,237	167,713

		46,921,587

Information Processing - Software - 3.84%

Actuate Corp.+#	42,649	161,213
Advent Software, Inc.+#	16,547	541,914
Agile Software Corp.+#	43,049	248,393
Allscripts Heathcare Solutions, Inc.+#	35,021	713,028
Altiris, Inc.+	17,714	400,336
American Reprographics Co.+#	19,760	603,075
Ansys, Inc.+#	24,937	1,165,555
Art Technology Group, Inc.+	84,320	231,037
Aspen Technologies, Inc.+#	34,396	383,859
At Road, Inc.+#	46,586	220,352
Avid Technology, Inc.+#	31,965	1,273,166
Blackbaud, Inc.#	33,043	763,624
Blackboard, Inc.+#	20,982	559,170
Borland Software Corp.+#	58,869	346,150
Bottomline Technologies, Inc.+	15,529	156,688
Chordiant Software, Inc.+	59,990	160,173
Computer Programs & Systems, Inc.#	7,079	240,828
Concur Technologies, Inc.+#	24,304	338,555
Convera Corp., Class A+#	21,268	132,500
Cybersource Corp.+#	23,090	252,836
DealerTrack Holdings, Inc.+	8,063	175,370
Dendrite International, Inc.+	28,215	282,714
Echelon Corp.+#	23,319	205,440
Eclipsys Corp.+#	34,215	585,077
eFunds Corp.+	35,197	817,274
Emageon, Inc.+#	15,848	244,218
EPIQ Systems, Inc.+#	11,281	167,861
eResearch Technology, Inc.+#	37,270	324,622
FalconStor Software, Inc.+#	28,014	198,339
Hyperion Solutions Corp.+	44,842	1,485,167
Infocrossing, Inc.+#	12,905	154,602
Informatica Corp.+#	65,193	954,426
Infousa, Inc.	25,419	209,961
InPhonic, Inc.+#	18,060	127,865
Integral Systems, Inc.#	8,320	261,581
Inter-Tel, Inc.	15,936	351,229
InterVoice-Brite, Inc.+#	29,142	207,200
Interwoven, Inc.+	32,312	354,463
INVESTools, Inc.+	34,202	307,818
JDA Software Group, Inc.+#	22,074	366,208
Keane, Inc.+#	32,696	506,134
Lawson Software, Inc.+#	94,138	626,959
Lionbridge Technologies, Inc.+#	45,168	321,596
Mantech International Corp., Class A+	13,628	414,836
MapInfo Corp.+#	16,092	199,541
Microstrategy, Inc., Class A+#	7,593	692,482
MRO Software, Inc.+#	15,262	392,081
Nuance Communications, Inc.+#	95,019	745,899
Omnicell, Inc.+#	20,560	368,435
Open Solutions, Inc.+#	15,355	453,587
Openwave Systems, Inc.+#	71,421	577,796
Opnet Technologies, Inc.+#	9,757	133,085
Packeteer, Inc.+#	26,275	264,064
Parametric Technology Corp.+#	84,301	1,358,089
PDF Solutions, Inc.+#	15,933	206,492
Per-Se Technologies, Inc.+#	25,303	576,655
Progress Software Corp.+#	31,084	787,047
QAD, Inc.#	11,542	85,295
Quality Systems, Inc.#	12,416	497,882
Quest Software, Inc.+#	50,710	706,390
Renaissance Learning, Inc.#	5,942	77,008
RSA Security, Inc.+	57,120	1,590,792
S1 Corp.+#	53,686	273,262
SPSS, Inc.+	14,638	371,366
Stellent, Inc.#	21,817	233,660
Sybase, Inc.+	68,107	1,571,228
Synnex Corp.+#	9,445	209,962
Taleo Corp., Class A+#	10,296	108,211
Talx Corp.#	24,269	599,444
THQ, Inc.+#	48,300	1,246,140
TIBCO Software, Inc.+	159,305	1,252,137
Tradestation Group, Inc.+#	19,428	284,620
Transaction Systems Architects, Inc., Class A+	28,296	938,578
Ulticom, Inc.+#	9,793	105,177
Ultimate Software Group, Inc.+#	18,084	408,698
Verint Systems, Inc.+#	10,060	332,483
Virginia Linux Systems, Inc.+#	47,201	176,532
WebEx Communications, Inc.+#	31,655	1,130,083
Wind River Systems, Inc.+#	57,052	580,219
Witness Systems, Inc.+#	25,351	411,954

		38,489,786

Insurance - 2.57%

21st Century Insurance Group#	24,695	371,166
Affirmative Insurance Holdings, Inc.#	5,687	83,997
Alfa Corp.#	24,623	416,129
American Equity Investment Life Holding Co.#	42,098	487,074
American Physicians Capital, Inc.+	5,190	256,023
Amerigroup Corp.+	39,109	1,233,498
Argonaut Group, Inc.+#	23,664	727,668
Baldwin & Lyons, Inc., Class B#	6,122	149,928
Bristol West Holdings, Inc.#	11,570	170,426
Capital Title Group, Inc.	19,473	151,305
Centene Corp.+#	32,605	503,747
CNA Surety Corp.+#	12,102	240,830
Commerce Group, Inc.	41,132	1,225,322
Crawford & Co., Class B#	17,664	139,722
Darwin Professional Underwriters, Inc.+	3,951	79,178
Delphi Financial Group, Inc., Class A#	31,334	1,218,266
Direct General Corp.#	11,179	148,904
Donegal Group, Inc., Class A#	9,825	182,647
EMC Insurance Group, Inc.#	4,482	131,367
Enstar Group, Inc.+#	2,486	235,921
FBL Financial Group, Inc., Class A	10,282	340,951
First Acceptance Corp.+#	12,659	150,136
FPIC Insurance Group, Inc.+#	7,904	325,961
Great American Financial Resources, Inc.	6,670	139,670
Harleysville Group, Inc.	10,407	374,548
Hilb, Rogal & Hamilton Co.#	27,383	1,184,862
Horace Mann Educators Corp.#	32,540	597,434
Independence Holding Co.#	3,805	76,442
Infinity Property & Casualty Corp.#	15,647	593,804
James River Group, Inc.+#	6,906	194,680
Kansas City Life Insurance Co.#	3,023	129,052
LandAmerica Financial Group, Inc.#	13,007	822,563
Midland Co.#	8,803	364,444
National Interstate Corp.#	11,993	333,046
National Western Life Insurance Co., Class A	1,707	393,122
Navigators Group, Inc.+	9,876	455,086
NYMAGIC, Inc.	4,379	129,575
Odyssey Re Holdings Corp.#	9,728	295,731
Ohio Casualty Corp.	48,116	1,248,610
Phoenix Cos., Inc.	85,210	1,257,700
PMA Capital Corp., Class A+#	24,395	228,093
Presidential Life Corp.#	16,241	382,800
ProAssurance Corp.+#	23,606	1,187,382
RLI Corp.	16,888	825,823
Safety Insurance Group, Inc.#	10,768	553,691
SCPIE Holdings, Inc.+#	7,605	181,075
SeaBright Insurance Holdings, Inc.+#	12,032	152,325
Selective Insurance Group, Inc.#	20,820	1,083,056
State Auto Financial Corp.#	10,890	341,293
Tower Group, Inc.#	12,735	371,353
Triad Guaranty, Inc.+#	8,711	437,902
United Fire & Casualty Co.#	15,609	436,740
Universal American Financial Corp.+	28,814	441,719
USI Holdings Corp.+#	34,930	467,014
Zenith National Insurance Corp.#	27,948	1,056,434

		25,707,235

Insurance - Multiline - 0.02%

Meadowbrook Insurance Group, Inc.+	19,038	196,853

Investment Company - 0.04%

MVC Capital, Inc.	12,944	176,815
Technology Investment Capital Corp.#	14,726	220,301

		397,116

Leisure & Tourism - 3.83%

AFC Enterprises, Inc.+#	19,433	290,718
Ambassadors Group, Inc.#	15,625	439,531
Ameristar Casinos, Inc.	19,521	406,622
Applebee’s International, Inc.	56,207	1,166,295
Arctic Cat, Inc.#	9,716	161,577
Aztar Corp.+	27,363	1,435,737
Bally Technologies, Inc.+#	39,456	621,038
Bally Total Fitness Holding Corp.+#	27,870	83,610
BJ’s Restaurants, Inc.+#	10,470	192,962
Blockbuster, Inc., Class A+#	144,284	575,693
Bluegreen Corp.+#	15,816	181,093
Bob Evans Farms, Inc.	27,133	768,949
Buffalo Wild Wings, Inc.+#	5,563	193,871
California Pizza Kitchen, Inc.+#	14,988	428,057
Callaway Golf Co.#	57,271	768,004
Carmike Cinemas, Inc.#	9,315	174,097
CBRL Group, Inc.#	23,397	885,343
CEC Entertainment, Inc.+#	25,191	803,089
Century Casinos, Inc.+#	15,373	157,573
Churchill Downs, Inc.#	6,611	267,217
CKE Restaurants, Inc.	45,280	703,198
Cosi, Inc.+#	26,000	136,240
Denny’s Corp.+	69,624	233,937
Dollar Thrifty Automotive Group, Inc.+	18,649	795,939
Dominos Pizza, Inc.#	28,678	701,177
Dover Downs Gaming & Entertainment, Inc.	11,007	144,522
Dover Motorsports, Inc.#	12,422	72,048
Gaylord Entertainment Co.+#	30,742	1,344,040
Great Wolf Resorts, Inc.+#	20,284	245,639
IHOP Corp.#	13,903	649,131
Isle of Capri Casinos, Inc.+#	11,853	241,564
Jack in the Box, Inc.+	26,749	1,283,417
Jakks Pacific, Inc.+	20,838	340,493
K2, Inc.+#	35,604	414,787
Lakes Entertainment, Inc.+#	17,310	168,253
Landry’s Seafood Restaurants, Inc.#	12,388	338,812
Life Time Fitness, Inc.+#	22,996	1,033,210
Lodgian, Inc.+#	15,472	193,555
Lone Star Steakhouse & Saloon, Inc.#	12,574	343,019
Luby’s, Inc.+#	16,204	154,100
Macrovision Corp.+#	39,129	910,923
Magna Entertainment Corp., Class A+#	30,248	131,881
Marcus Corp.#	16,260	334,468
Marine Products Corp.#	9,299	82,203
Marvel Entertainment, Inc.+#	35,641	764,143
McCormick + Schmicks Seafood Restaurants, Inc.+	9,009	178,558
Midway Games, Inc.+#	27,030	248,676
Monarch Casino & Resort, Inc.+#	7,871	149,313
Morgans Hotel Group Co.+#	13,613	181,053
Mortons Restaurant Group, Inc.+#	7,571	116,669
MTR Gaming Group, Inc.+#	17,147	137,176
Multimedia Games, Inc.+#	20,541	196,783
Nautilus Group, Inc.#	24,822	307,296
NetFlix, Inc.+#	29,794	596,178
O’Charley’s, Inc.+#	17,477	323,150
P.F. Chang’s China Bistro, Inc.+#	20,067	707,362
Papa John’s International, Inc.+#	18,426	626,484
Pinnacle Entertainment, Inc.+	36,285	935,427
Playboy Enterprises, Inc., Class B+#	16,109	153,358
Polaris Industries, Inc.#	31,307	1,192,797
Progressive Gaming International Corp.+#	25,826	190,854
Rare Hospitality International, Inc.+	25,652	734,673
RC2 Corp.+	15,761	530,042
Red Robin Gourmet Burgers, Inc.+#	12,508	527,963
Republic Airways Holdings, Inc.+#	24,598	392,092
Riviera Holdings Corp.+#	8,300	164,755
Ruby Tuesday, Inc.#	44,667	1,153,302
Ruth’s Chris Steak House, Inc.+#	13,201	262,436
Six Flags, Inc.+#	53,814	280,909
Sonic Corp.+#	64,942	1,424,178
Speedway Motorsports, Inc.#	11,579	431,549
Steak n Shake Co.+#	21,307	342,404
Steinway Musical Instruments, Inc.+	5,541	141,960
Take-Two Interactive Software, Inc.+#	54,126	660,337
Texas Roadhouse, Inc.+#	39,452	476,580
Tivo, Inc.+#	58,010	478,583
Travelzoo, Inc.+	2,304	68,475
Triarc Cos., Inc., Class B#	46,575	678,598
Trump Entertainment Resorts, Inc.+#	21,185	382,813
Vail Resorts, Inc.+#	22,909	861,837
WMS Industries, Inc.+#	20,435	547,658

		38,544,053

Machinery - 2.39%

Actuant Corp., Class A#	20,642	930,954
Albany International Corp., Class A	20,218	706,013
Applied Industrial Technologies, Inc.	33,830	764,896
Astec Industries, Inc.+#	12,866	303,509
Aviall, Inc.+#	25,888	1,236,411
Baldor Electric Co.#	24,364	721,418
Brady Corp., Class A	34,021	1,299,602
Briggs & Stratton Corp.	38,700	1,089,405
Bucyrus International, Inc.#	23,875	1,232,666
Capstone Turbine Corp.+#	77,746	148,495
CARBO Ceramics, Inc.#	15,171	605,930
Clarcor, Inc.#	39,186	1,173,621
Cognex Corp.#	35,271	900,469
Columbus Mckinnon Corp.+	13,849	256,068
DXP Enterprises, Inc.+#	1,310	36,929
EnPro Industries, Inc.+#	15,956	501,657
Flow International Corp.+#	26,568	349,635
Franklin Electric Co., Inc.#	17,137	826,175
Gehl Co.+#	7,936	207,130
Gorman-Rupp Co.#	6,914	205,692
Granite Construction, Inc.#	26,215	1,406,435
Insituform Technologies, Inc., Class A+#	20,565	471,967
Intermec, Inc.+#	38,109	1,141,746
Intevac Inc.+#	15,890	266,952
iRobot Corp.+	8,639	152,910
Kadant, Inc.+	10,293	271,529
Layne Christensen Co.+#	9,052	274,457
Lindsay Manufacturing Co.#	8,724	248,808
Lufkin Industries, Inc.#	11,198	705,474
Middleby Corp.+	5,047	396,391
Mueller Water Products, Inc.+#	18,957	322,269
NACCO Industries, Inc., Class A	4,176	557,621
Nordson Corp.	22,271	891,731
Presstek, Inc.+#	22,330	183,329
Raser Technologies, Inc.+#	15,363	55,307
Regal-Beloit Corp.	23,265	1,004,117
Robbins & Myers, Inc.#	8,894	256,147
Sauer-Danfoss, Inc.#	7,802	175,935
Tecumseh Products Co., Class A+#	12,572	186,694
Tennant Co.	12,456	337,059
TurboChef Technologies, Inc.+#	10,226	103,180
Wabtec Corp.#	36,720	1,035,871

		23,942,604

Manufacturing - 0.17%

GenTek, Inc.+	7,734	231,169
Greenbrier Companies, Inc.#	10,240	284,467
Koppers Holdings, Inc.#	7,550	127,973
PW Eagle, Inc.#	7,958	277,495
Reddy Ice Holdings, Inc.	12,624	299,441
Smith & Wesson Holding Corp.+#	22,074	218,533
Zoltek Companies, Inc.+#	10,703	273,462

		1,712,540

Medical - Biomedical/Gene - 1.25%

Advanced Magnetics, Inc.+#	6,042	221,439
ADVENTRX Pharmaceuticals, Inc.+#	41,154	150,212
Affymetrix, Inc.+#	51,050	1,087,876
Alexion Pharmaceuticals, Inc.+#	23,868	896,243
American Oriental Bioengineering, Inc.+	33,795	179,451
Biocryst Pharmaceuticals, Inc.+#	17,381	177,634
Cell Genesys, Inc.+#	34,567	172,489
Coley Pharmaceutical Group, Inc.+#	13,564	140,659
Cotherix, Inc.+#	14,647	100,039
Cytokinetics, Inc.+#	19,413	132,397
Decode Genetics, Inc.+#	42,285	238,487
Encysive Pharmaceuticals, Inc.+#	44,798	197,559
Exelixis, Inc.+#	63,511	617,962
Genitope Corp.+#	19,872	57,828
Genomic Health, Inc.+#	9,413	133,288
GTx, Inc.+#	9,476	89,927
Hana Biosciences, Inc.+#	21,723	160,750
Human Genome Sciences, Inc.+#	99,458	1,116,913
ICOS Corp.+#	49,408	1,214,449
Keryx Biopharmaceuticals, Inc.+#	32,625	447,941
Lifecell Corp.+#	25,356	765,244
Metabasis Therapeutics, Inc.+	15,552	91,601
Momenta Pharmaceuticals, Inc.+	16,364	259,697
Monogram Biosciences, Inc.+#	98,601	177,482
Myogen, Inc.+	32,135	1,118,298
Myriad Genetics, Inc.+#	29,873	755,488
Natus Medical, Inc.+#	14,081	184,180
Panacos Pharmaceuticals, Inc.+#	38,105	215,293
Progenics Pharmaceuticals, Inc.+#	16,857	381,643
Regeneron Pharmaceuticals, Inc.+	34,477	547,495
Savient Pharmaceuticals, Inc.+#	46,796	303,238
Sirna Therapeutics, Inc.+#	30,421	171,879

		12,505,081

Medical Technology - 3.09%

Abaxis, Inc.+	15,195	364,984
Adeza Biomedical Corp.+#	11,385	193,203
Albany Molecular Research, Inc.+	19,244	188,591
Andrx Corp.+	55,870	1,331,941
AngioDynamics, Inc.+#	9,258	167,755
Applera Corp. - Celera Genomics Group+	58,252	810,868
Arena Pharmaceuticals, Inc.+#	35,758	438,751
Ariad Pharmaceuticals, Inc.+#	46,993	223,217
Aspect Medical Systems, Inc.+#	12,338	238,370
Bio-Rad Laboratories, Inc., Class A+	14,089	1,034,273
Bio-Reference Labs, Inc.+#	7,878	177,806
Biosite, Inc.+#	13,024	573,056
Cambrex Corp.#	20,254	456,728
Cepheid, Inc.+#	41,288	336,497
Cerus Corp.+	21,005	136,112
Connetics Corp.+#	25,898	280,734
Conor Medsystems, Inc.+#	20,480	552,960
Cyberonics, Inc.+#	16,301	265,380
Dexcom, Inc.+#	12,731	163,466
Digene Corp.+#	13,269	552,654
Diversa Corp.+#	23,043	211,996
DJ Orthopedics, Inc.+	17,228	664,484
Enzo Biochem, Inc.+#	20,709	264,661
Enzon, Inc.+#	33,117	270,897
Foxhollow Technologies, Inc.+#	14,115	442,223
Geron Corp.+#	49,882	350,172
Haemonetics Corp.+#	20,129	937,609
HealthTronics Surgical Services, Inc.+#	26,530	174,567
Hologic, Inc.+#	34,501	1,489,753
II-VI, Inc.+	17,779	374,604
Illumina, Inc.+#	31,557	1,062,840
Immucor Corp.+	51,322	1,065,958
Incyte Genomics, Inc.+#	63,298	323,453
Integra LifeSciences Corp.+#	14,400	553,824
InterMune, Inc.+#	19,679	339,266
Intralase Corp.+#	16,219	305,079
IRIS International, Inc.+	13,244	129,924
Kyphon, Inc.+#	33,464	1,211,731
LCA-Vision, Inc.#	15,707	691,579
Lexicon Genetics, Inc.+#	48,904	204,419
Luminex Corp.+	24,198	460,004
Martek Biosciences Corp.+#	24,266	729,679
Maxygen, Inc.+#	22,294	184,148
Nektar Therapeutics+#	67,741	1,186,822
Neurometrix, Inc.+#	9,438	255,864
Northfield Laboratories, Inc.+#	19,126	207,326
Northstar Neuroscience, Inc.+	8,161	95,892
Novavax, Inc.+#	46,482	196,619
Noven Pharmaceuticals, Inc.+#	17,919	447,258
OraSure Technologies, Inc.+#	34,730	238,248
Palomar Medical Technologies, Inc.+#	13,175	523,048
Peregrine Pharmaceuticals, Inc.+#	133,329	183,994
Quidel Corp.+#	22,743	260,180
Sangamo Biosciences, Inc.+#	21,835	120,748
Stereotaxis, Inc.+#	17,725	197,279
SurModics, Inc.+#	12,052	421,579
Symmetry Medical, Inc.+#	26,395	366,099
Telik, Inc.+#	39,542	705,034
Thoratec Corp.+#	39,899	584,919
TriPath Imaging, Inc.+#	23,799	208,717
Ventana Medical Systems, Inc.+	21,817	1,017,545
Viasys Healthcare, Inc.+	24,496	649,634
Visicu, Inc.+#	5,216	63,270
Vital Images, Inc.+#	9,981	293,042
West Pharmaceutical Services, Inc.#	24,444	975,560
Wright Medical Group, Inc.+#	25,885	591,990
Zoll Medical Corp.+#	7,284	276,136

		30,997,019

Merchandising - Specialty - 0.02%

Books-A-Million, Inc.#	10,721	171,000

Metals - 2.01%

AK Steel Holding Corp.+	83,253	1,049,820
AM Castle & Co.#	7,545	213,222
AMCOL International Corp.#	16,608	385,638
Ampco-Pittsburgh Corp.	5,437	156,803
Brush Engineered Materials, Inc.+#	14,686	392,410
Century Aluminum Co.+#	17,495	607,251
Chaparral Steel Co.+	17,423	1,244,351
CIRCOR International, Inc.#	12,095	347,006
Cleveland-Cliffs, Inc.#	33,385	1,217,551
Dynamic Materials Corp.#	8,922	326,278
Gibraltar Industries, Inc.#	18,324	443,441
Hecla Mining Co.+#	90,189	587,130
Ladish Co., Inc.+#	10,609	370,997
Lawson Products, Inc.#	3,372	130,159
LB Foster Co.+	7,723	172,609
MascoTech, Inc.+(1)(3)	9,672	0
Maverick Tube Corp.+#	27,960	1,796,989
Metal Management, Inc.	19,717	504,361
Mueller Industries, Inc.	27,890	1,068,745
NN, Inc.#	13,043	163,820
NS Group, Inc.+	17,001	773,886
Olympic Steel, Inc.#	6,334	175,135
Oregon Steel Mills, Inc.+	27,036	1,302,324
Quanex Corp.#	28,570	980,808
RBC Bearings, Inc.+#	15,464	328,919
Royal Gold, Inc.#	14,709	438,181
RTI International Metals, Inc.+#	17,228	747,178
Ryerson Tull, Inc.#	19,710	417,458
Schnitzer Steel Industries, Inc., Class A#	17,094	542,734
Shiloh Industries, Inc.+	3,651	50,530
Steel Technologies, Inc.	8,646	192,287
Tredegar Corp.	25,804	425,766
USEC, Inc.	65,787	665,107
Valmont Industries, Inc.	13,682	713,653
Wheeling-Pittsburgh Corp.+#	8,152	143,638
Worthington Industries, Inc.#	54,771	1,046,674

		20,122,859

Mining - 0.21%

Coeur d’Alene Mines Corp.+#	210,338	1,142,135
Compass Minerals International, Inc.	24,195	646,732
Stillwater Mining Co.+#	31,252	294,707

		2,083,574

Mobile Homes - 0.10%

Monaco Coach Corp.#	20,231	213,639
Palm Harbor Homes, Inc.+#	7,274	105,400
Winnebago Industries, Inc.#	24,633	719,284

		1,038,323

Multimedia - 0.40%

Belo Corp.#	68,731	1,120,315
Entravision Communications Corp.+#	50,663	376,426
Gemstar-TV Guide International, Inc.+#	187,703	602,527
Journal Communications, Inc., Class A	33,113	363,250
Martha Stewart Living, Inc., Class A#	19,136	362,053
Media General, Inc., Class A#	16,714	657,194
Private Media Group, Inc.+#	19,066	80,840
Sun-Times Media Group, Inc.#	56,679	425,659

		3,988,264

Oil & Gas - 4.69%

Allis Chalmers Energy, Inc.+#	10,362	191,179
Alon USA Energy, Inc.	9,103	319,242
Arena Resources, Inc.+	8,139	314,165
Atlas America, Inc.+	13,137	604,171
ATP Oil & Gas Corp.+	15,264	596,822
Atwood Oceanics, Inc.+#	20,432	878,576
Aurora Oil & Gas Corp.+	50,360	229,642
Barrett Bill Corp.+#	21,542	622,995
Basic Energy Services, Inc.+#	9,460	270,556
Berry Petroleum Co., Class A#	26,711	834,185
Bois d’Arc Energy, Inc.+#	12,723	208,530
Brigham Exploration Co.+#	34,415	241,937
Bronco Drilling Co., Inc.+#	10,285	199,632
Callon Petroleum Co.+	15,372	237,805
Carrizo Oil & Gas, Inc.+#	15,808	440,411
Chesapeake Energy Corp.#	14,999	217,485
Clayton Williams Energy, Inc.+#	4,006	131,317
Complete Production Services, Inc.+	19,706	437,473
Comstock Resources, Inc.+#	32,526	935,448
Crosstex Energy, Inc.#	6,664	614,421
Dawson Geophysical Co.+#	5,697	155,699
Delek US Holdings, Inc.+#	7,778	162,638
Delta Petroleum Corp.+#	40,038	836,794
Dril-Quip, Inc.+#	8,376	643,193
Edge Petroleum Corp.+#	13,145	248,046
Encore Acquisition Co.+#	39,954	1,080,756
Energy Partners, Ltd.+#	29,010	723,799
Evergreen Solar, Inc.+#	50,559	514,691
EXCO Resources, Inc.+#	39,353	525,756
Exploration Co. of Delaware, Inc.+#	22,074	258,928
Gasco Energy, Inc.+#	55,564	162,247
GeoGlobal Resources, Inc.+#	22,673	122,661
Giant Industries, Inc.+	11,080	905,236
GMX Resources, Inc.+#	6,080	193,709
Goodrich Petroleum Corp.+#	9,453	299,471
Grey Wolf, Inc.+#	147,156	1,075,710
Gulf Island Fabrication, Inc.#	9,125	247,014
Gulfport Energy Corp.+#	9,731	125,043
Hanover Compressor Co.+#	77,373	1,456,160
Harvest Natural Resources, Inc.+#	28,108	359,501
Helix Energy Solutions Group, Inc.+#	8,912	342,755
Hercules Offshore, Inc.+#	15,336	489,525
Hornbeck Offshore Services, Inc.+	18,581	624,507
Houston Exploration Co.+	22,015	1,412,262
Hydril Co.+	13,491	882,986
Input/Output, Inc.+#	53,330	531,700
Laclede Group, Inc.#	16,139	525,970
Lone Star Technologies, Inc.+	23,292	1,055,826
Mariner Energy, Inc.+	55,412	1,047,287
Markwest Hydrocarbon, Inc.#	4,729	127,257
Matrix Service Co.+#	15,780	208,138
McMoRan Exploration Co.+#	18,463	343,412
Meridian Resource Corp.+#	65,782	221,028
Metretek Technologies, Inc.+#	11,875	135,494
Natco Group, Inc., Class A+#	11,061	404,058
New Jersey Resources Corp.#	21,209	1,053,239
Oil States International, Inc.+#	37,477	1,197,765
Parallel Petroleum Corp.+#	26,423	633,624
Parker Drilling Co.+#	81,828	580,979
Penn Virginia Corp.	14,112	1,001,811
Peoples Energy Corp.#	29,066	1,231,817
Petrocorp, Inc.+(1)(3)	2,364	0
PetroHawk Energy Corp.+#	107,631	1,200,086
Petroleum Development Corp.+#	12,313	525,765
PetroQuest Energy, Inc.+	30,986	372,762
Pioneer Drilling Co.+#	31,298	440,989
PrimeEnergy Corp.+	561	40,852
Quest Resource Corp.+#	14,798	174,468
RAM Energy Resources, Inc.+#	15,778	81,099
Rosetta Resources, Inc.+#	38,286	708,674
RPC, Inc.#	16,139	329,881
Stone Energy Corp.+	20,633	911,360
Sulphco, Inc.+#	26,324	175,581
Superior Well Services, Inc.+#	8,255	177,730
Swift Energy Co.+#	22,047	964,777
Syntroleum Corp.+#	29,784	142,368
T-3 Energy Services, Inc.+	1,081	21,879
Toreador Resorces Corp.+#	9,149	193,135
Transmeridian Exploration, Inc.+#	52,456	267,526
TransMontaigne, Inc.+#	33,795	383,235
Trico Marine Services, Inc.+	8,969	321,718
Union Drilling, Inc.+#	10,155	144,709
Universal Compression Holdings, Inc.+#	22,813	1,241,712
Vaalco Energy, Inc.+	43,592	358,326
Veritas DGC, Inc.+#	26,909	1,602,969
W-H Energy Services, Inc.+	22,292	1,125,077
Warren Resources, Inc.+#	40,363	584,053
Warrior Energy Services Corp.+	7,319	139,793
Western Refining, Inc.#	17,548	413,606
Whiting Petroleum Corp.+#	27,967	1,258,515

		46,977,129

Paper/Forest Products - 0.71%

AEP Industries, Inc.+	5,415	237,177
Bowater, Inc.#	42,321	961,956
Buckeye Technologies, Inc.+#	28,499	231,697
Caraustar Industries, Inc.+#	22,003	166,563
Deltic Timber Corp.#	7,705	365,448
Glatfelter#	33,637	482,691
Graphic Packaging Corp.+#	57,288	222,277
Longview Fibre Co.#	48,233	1,005,176
Neenah Paper, Inc.#	11,174	375,111
Potlatch Corp.#	29,234	1,119,955
Rock-Tenn Co., Class A	24,147	466,520
Schweitzer-Mauduit International, Inc.	11,682	221,958
Universal Forest Products, Inc.#	12,685	618,521
Wausau-Mosinee Paper Corp.#	33,927	461,746
Xerium Technologies, Inc.#	14,922	162,948

		7,099,744

Pollution Control - 0.74%

Aleris International, Inc.+	23,736	1,216,945
American Ecology Corp.	11,787	229,021
Basin Water, Inc.+#	4,536	36,152
Calgon Carbon Corp.+#	30,052	140,343
Clean Harbors, Inc.+	11,871	496,089
Darling International, Inc.+#	48,802	201,552
Evergreen Energy, Inc.+#	53,700	860,274
Mine Safety Appliances Co.#	23,373	828,573
Newpark Resources, Inc.+#	67,633	374,687
Rentech, Inc.+#	104,572	547,957
Synagro Technologies, Inc.#	46,470	185,415
Tetra Tech, Inc.+#	43,427	720,888
Waste Connections, Inc.+#	33,697	1,239,039
Waste Industries USA, Inc.#	5,633	133,446
Waste Services, Inc.+#	20,999	203,270

		7,413,651

Publishing - 0.59%

Banta Corp.	18,166	854,710
Bowne & Co., Inc.#	24,057	370,959
Consolidated Graphics, Inc.+#	8,522	529,898
Courier Corp.#	7,584	279,394
Ennis, Inc.	19,283	398,194
Journal Register Co.#	29,944	218,591
Lee Enterprises, Inc.	34,617	857,117
Primedia, Inc.+#	150,241	255,410
Readers Digest Assoc., Inc., Class A#	72,927	934,195
Scholastic Corp.+#	26,552	798,153
Standard Register Co.#	13,501	173,218
Topps Co., Inc.#	26,105	227,897
Value Line, Inc.	1,019	46,150

		5,943,886

Railroads & Equipment - 0.26%

American Railcar Industries, Inc.	6,837	207,093
Florida East Coast Industries, Inc.#	26,614	1,448,334
Genesee & Wyoming, Inc., Class A+#	27,359	680,965
RailAmerica, Inc.+#	29,417	296,818

		2,633,210

Real Estate - 0.21%

Avatar Holdings, Inc.+#	4,387	241,812
California Coastal Communities, Inc.+#	7,690	235,699
Consolidated-Tomoka Land Co.#	4,293	286,086
Housevalues, Inc.+#	10,872	64,471
Mercer International Inc.+#	20,532	194,027
Resource Capital Corp.#	3,033	43,220
Tarragon Reality Investors, Inc.#	10,225	113,395
Trammell Crow Co.+#	27,289	939,287

		2,117,997

Real Estate Investment Trusts - 6.82%

AAMES Investment Corp.#	35,734	143,293
Acadia Realty Trust	24,039	592,321
Affordable Residential Communities+#	25,845	268,271
Agree Realty Corp.#	5,832	188,432
Alexander’s, Inc.+#	1,521	437,668
Alexandria Real Estate Equities, Inc.#	17,240	1,689,865
American Campus Communities, Inc.	13,019	338,103
American Financial Reality Trust	98,024	1,124,335
American Home Mortgage Investment Corp.#	33,358	1,057,449
Anthracite Capital, Inc.	43,174	554,786
Anworth Mtg. Asset Corp.	34,332	268,820
Arbor Realty Trust, Inc.	8,995	226,224
Ashford Hospitality Trust, Inc.#	37,190	445,164
BioMed Realty Trust, Inc.#	42,269	1,316,257
Capital Lease Funding, Inc.#	25,110	287,007
Capital Trust, Inc.#	7,433	291,745
Cedar Shopping Centers, Inc.	23,075	354,894
CentraCore PropertiesTrust#	8,326	238,290
Corporate Office Properties Trust#	25,235	1,185,288
Cousins Properties, Inc.#	28,985	996,214
Crescent Real Estate Equities, Inc.	59,664	1,291,726
Deerfield Triarc Capital Corp.	39,093	518,373
DiamondRock Hospitality Co.	48,513	815,018
Digital Realty Trust, Inc.#	13,922	416,407
EastGroup Properties, Inc.	16,792	856,560
Education Realty Trust, Inc.#	19,987	283,216
Entertainment Properties Trust	20,018	998,097
Equity Inns, Inc.	41,266	634,671
Equity Lifestyle Properties, Inc.#	14,700	659,001
Equity One, Inc.#	28,870	726,081
Extra Space Storage, Inc.#	35,190	615,825
FelCor Lodging Trust, Inc.#	46,081	988,437
Fieldstone Investment Corp.	36,730	315,511
First Industrial Realty Trust, Inc.#	33,870	1,467,248
First Potomac Realty Trust	15,682	486,299
Franklin Street Properties Corp.	37,330	701,804
Getty Realty Corp.#	13,281	399,758
Glenborough Realty Trust, Inc.	24,364	628,835
Glimcher Realty Trust#	27,727	676,539
GMH Communities Trust#	30,042	384,237
Gramercy Capital Corp.#	12,590	341,189
Healthcare Realty Trust, Inc.#	36,178	1,308,197
Heritage Property Investment Trust, Inc.	21,385	777,559
Hersha Hospitality Trust#	21,096	212,437
Highland Hospitality Corp.	45,193	622,308
Highwoods Properties, Inc.	40,905	1,543,755
Home Properties of New York, Inc.	26,113	1,485,307
HomeBanc Corp.#	42,863	287,182
IMPAC Mtg. Holdings, Inc.#	57,598	523,566
Inland Real Estate Corp.#	51,173	826,444
Innkeepers USA Trust	32,682	541,214
Investors Real Estate Trust#	35,236	337,209
JER Investors Trust, Inc.	19,439	324,437
Kite Realty Group Trust#	21,630	352,353
KKR Financial Corp.	60,823	1,454,278
Lasalle Hotel Properties	30,232	1,328,394
Lexington Corporate Properties Trust	40,010	841,010
LTC Properties, Inc.#	17,681	421,161
Luminent Mtg. Capital, Inc.#	29,652	300,375
Maguire Properties, Inc.	28,661	1,143,861
Medical Properties Trust, Inc.	30,312	405,878
MFA Mtg. Investments, Inc.	59,930	421,308
Mid-America Apartment Communities, Inc.	17,878	1,079,831
Mills Corp.#	42,835	770,173
MortgageIT Holdings, Inc.	22,011	318,719
National Health Investors, Inc.#	17,827	487,390
National Retail Properties, Inc.#	43,801	974,134
Nationwide Health Properties, Inc.#	56,559	1,473,928
Newcastle Investment Corp.#	33,294	914,253
Newkirk Realty Trust, Inc.#	14,662	246,322
NorthStar Realty Finance Corp.	31,986	383,512
Novastar Financial, Inc.#	24,852	732,140
Omega Healthcare Investors, Inc.#	43,886	648,196
Parkway Properties, Inc.	10,734	526,181
Pennsylvania Real Estate Investment Trust#	27,732	1,173,618
Post Properties, Inc.#	32,467	1,564,909
PS Business Parks, Inc.	12,083	738,513
RAIT Investment Trust#	21,119	590,910
Ramco-Gershenson Properties Trust#	12,749	407,968
Realty Income Corp.#	62,877	1,546,145
Redwood Trust, Inc.#	14,686	714,327
Republic Property Trust#	19,712	216,241
Saul Centers, Inc.	8,288	361,854
Saxon Capital, Inc.#	37,878	526,883
Senior Housing Properties Trust #	48,366	984,248
Sizeler Property Investors, Inc.#	13,080	196,069
Sovran Self Storage, Inc.	13,404	724,888
Spirit Finance Corp.#	73,221	831,058
Strategic Hotel Capital, Inc.#	55,371	1,129,568
Sun Communities, Inc.	13,674	440,166
Sunstone Hotel Investors, Inc.#	43,840	1,310,816
Tanger Factory Outlet Centers, Inc.#	23,430	838,794
Trustreet Properties, Inc.#	51,101	621,899
U-Store-It Trust#	35,565	708,455
Universal Health Realty Income Trust	8,916	323,562
Urstadt Biddle Properties, Inc., Class A#	15,977	275,124
Washington Real Estate Investment Trust#	32,062	1,302,358
Windrose Medical Properties Trust#	15,405	233,232
Winston Hotels, Inc.	20,031	238,569
Winthrop Realty Trust	18,255	114,641

		68,337,085

Registered Investment Companies - 0.04%

Gladstone Capital Corp.#	8,558	193,753
NGP Capital Resources Co.#	13,167	186,445

		380,198

Retail - 3.83%

99 Cents Only Stores+#	35,790	406,574
Aaron Rents, Inc., Class B#	33,118	775,292
AC Moore Arts & Crafts, Inc.+#	11,780	209,448
Aeropostale, Inc.+#	41,257	1,047,928
Big 5 Sporting Goods Corp.	17,183	337,302
Big Lots, Inc.+#	85,456	1,568,118
Blue Nile, Inc.+#	10,908	374,363
Blyth, Inc.	19,535	419,612
Bon-Ton Stores, Inc.#	5,034	137,982
Borders Group, Inc.	48,991	937,198
Build-A-Bear Workshop, Inc.+#	11,140	243,186
Building Materials Holding Corp.#	21,906	572,185
Cabela’s, Inc.+#	24,224	486,418
Casey’s General Stores, Inc.	38,110	900,920
Cash America International, Inc.	22,401	825,925
Central Garden & Pet Co.+#	16,300	714,429
Citi Trends, Inc.+#	4,776	150,110
Conns, Inc.+#	5,902	117,745
Cost Plus, Inc.+#	16,698	169,986
Deb Shops, Inc.#	3,772	88,944
Drugstore.Com, Inc.+	60,611	192,137
DSW, Inc.+#	12,254	342,989
EZCORP, Inc.+	8,943	351,192
First Cash Financial Services, Inc.+	21,110	439,721
Fossil, Inc.+#	32,790	617,108
Fred’s, Inc., Class A#	30,202	395,948
Great Atlantic & Pacific Tea Co.#	14,578	334,273
Guitar Center, Inc.+#	19,878	753,376
Hibbett Sporting Goods, Inc.+#	27,203	667,290
IKON Office Solutions, Inc.	83,147	1,184,845
Ingles Markets, Inc., Class A#	8,896	227,738
Insight Enterprises, Inc.+	36,525	657,815
Jo-Ann Stores, Inc.+#	18,196	269,483
Jos. A. Bank Clothiers, Inc.+#	13,619	325,903
Krispy Kreme Doughnuts, Inc.+	41,555	342,829
Leapfrog Enterprises, Inc.+#	25,748	197,230
Longs Drug Stores Corp.#	24,081	1,094,000
MarineMax, Inc.+#	12,472	283,489
Men’s Wearhouse, Inc.	36,043	1,277,724
Movado Group, Inc.	13,384	301,006
MWI Veterinary Supply, Inc.+#	3,933	136,514
Myers Industries, Inc.#	20,173	331,442
Nash Finch Co.#	10,091	230,579
New York & Co., Inc.+#	16,184	184,821
Nu Skin Enterprises, Inc., Class A#	43,584	754,875
Overstock.com, Inc.+#	8,444	159,676
Pacific Sunwear of California, Inc.+#	55,092	736,029
Pantry, Inc.+#	17,160	804,118
Parkervision, Inc.+#	14,250	87,922
Pathmark Stores, Inc.+	39,376	382,341
Petco Animal Supplies, Inc.+	43,884	1,235,335
Pier 1 Imports, Inc.#	65,900	421,101
Pozen, Inc.+#	18,978	235,517
Priceline.com, Inc.+#	19,254	642,891
Pricesmart, Inc.+#	6,020	77,778
Regis Corp.#	34,552	1,267,713
Rent-A-Center, Inc.+#	52,541	1,423,861
Restoration Hardware, Inc.+#	22,376	157,303
Retail Ventures, Inc.+#	15,256	218,618
Ruddick Corp.	30,113	776,614
Rush Enterprises, Inc.+	16,497	288,697
Ryans Restaurant Group, Inc.+	31,921	503,075
School Specialty, Inc.+#	17,365	620,451
Select Comfort Corp.+#	40,742	808,729
Smart & Final, Inc.+	10,482	173,687
Syms Corp.+	4,927	97,062
Systemax, Inc.+#	7,303	83,619
Tuesday Morning Corp.#	22,673	305,632
Tween Brands, Inc.+#	25,427	866,044
United Stationers, Inc.+#	23,902	1,095,429
Village Super Market, Class A#	1,241	81,087
Weis Markets, Inc.	7,218	285,183
West Marine, Inc.+#	10,845	148,251
Yankee Candle Co., Inc.#	30,762	795,198
Zale Corp.+#	36,245	969,554
Zumiez, Inc.+#	10,910	243,184

		38,369,691

Retirement/Aged Care - 0.12%

Five Star Quality Care, Inc.+	23,884	244,811
Sunrise Senior Living, Inc.+#	33,605	991,684

		1,236,495

Savings & Loan - 2.05%

Abington Community Bancorp, Inc.#	5,272	80,134
Anchor BanCorp Wisconsin, Inc.#	14,778	431,813
Bank Mutual Corp.	46,027	566,592
BankAtlantic Bancorp, Inc., Class A#	35,722	502,609
Bankunited Financial Corp.#	23,695	610,620
Berkshire Hills Bancorp, Inc.	6,515	243,140
BFC Financial Corp.+#	12,305	69,031
Brookline Bancorp, Inc.#	46,604	622,163
Charter Financial Corp.#	3,002	117,648
Citizens First Bancorp, Inc.	6,374	150,745
Clifton Savings Bancorp, Inc.#	10,085	110,330
Coastal Financial Corp.	11,536	156,428
Commercial Capital Bancorp, Inc.	36,813	584,959
Dime Community Bancshares#	18,925	270,438
Downey Financial Corp.#	15,914	976,961
Fidelity Bankshares, Inc.	19,051	721,842
First Financial Holdings, Inc.	9,100	314,314
First Indiana Corp.#	9,647	235,869
First Niagara Financial Group, Inc.	84,102	1,258,166
First Place Financial Corp.	11,566	272,148
FirstFed Financial Corp.+#	12,565	639,056
Flag Financial Corp.#	10,643	265,649
Flagstar Bancorp, Inc.#	30,706	446,465
Flushing Financial Corp.#	12,983	227,592
Franklin Bank Corp.+#	17,715	352,174
Harbor Florida Bancshares, Inc.	15,869	702,838
Home Federal Bancorp, Inc.#	4,702	70,201
Horizon Financial Corp.#	7,489	224,221
Investors Bancorp, Inc.+	40,212	577,847
Itla Capital Corp.	4,200	220,290
Kearny Financial Corp.#	16,513	247,200
KNBT Bancorp, Inc.	21,916	355,039
MAF Bancorp, Inc.	25,460	1,050,734
NASB Financial, Inc.#	3,000	104,640
NewAlliance Bancshares, Inc.#	83,311	1,214,674
Northwest Bancorp, Inc.#	14,136	376,018
OceanFirst Financial Corp.	6,601	144,298
Partners Trust Financial Group, Inc.	36,008	394,648
PennFed Financial Services, Inc.	7,242	128,256
PFF Bancorp, Inc.	18,535	668,928
Provident Financial Services, Inc.#	51,290	956,559
Provident New York Bancorp#	32,104	447,851
Rockville Financial, Inc.#	6,618	96,954
Sterling Financial Corp.	26,537	877,313
TierOne Corp.	13,729	468,296
United Community Financial Corp.	20,521	260,822
Wauwatosa Holdings, Inc.+#	7,905	139,523
Westfield Financial, Inc.#	2,911	84,186
Willow Grove Bancorp, Inc.#	11,269	185,037
WSFS Financial Corp.	4,471	282,791

		20,506,050

Schools - 0.50%

Bright Horizons Family Solutions, Inc.+#	21,032	839,177
Corinthian Colleges, Inc.+#	65,187	790,067
DeVry, Inc.+	46,144	1,031,318
Educate, Inc.+#	13,379	89,238
Lincoln Educational Services+#	3,434	61,984
Shuffle Master, Inc.+#	26,311	732,235
Strayer Education, Inc.	10,851	1,143,695
Universal Technical Institute, Inc.+#	17,362	320,329

		5,008,043

Semiconductor Equipment - 0.01%

Nextest Systems Corp.+	4,556	71,666

Semiconductors - 2.91%

Actel Corp.+#	19,564	303,633
ADE Corp.+#	7,897	254,046
Advanced Analogic Technologies, Inc.+#	27,825	264,894
Amis Holdings, Inc.+#	32,954	300,211
Amkor Technology, Inc.+	77,411	438,920
Anadigics, Inc.+#	35,707	266,374
Applied Micro Circuits Corp.+	223,573	610,354
Asyst Technologies, Inc.+#	36,660	274,583
ATMI, Inc.+#	28,330	817,887
Axcelis Technologies, Inc.+#	76,421	480,688
Bookham, Inc.+	43,875	139,523
Brooks Automation, Inc.+#	56,477	785,030
Cirrus Logic, Inc.+	66,181	484,445
Cohu, Inc.#	17,064	286,163
Conexant Systems, Inc.+#	363,707	749,236
Credence Systems Corp.+#	75,601	191,271
Diodes, Inc.+#	14,953	559,840
Emcore Corp.+#	30,777	232,366
Emulex Corp.+	63,822	1,105,397
Entegris, Inc.+#	104,101	1,130,537
Exar Corp.+#	23,611	330,082
FormFactor, Inc.+#	34,642	1,671,823
Genesis Microchip, Inc.+#	26,847	346,863
Hittite Microwave Corp.+	9,831	444,165
Ikanos Communications, Inc.+	15,537	198,252
IXYS Corp.+#	20,588	180,763
Kopin Corp.+#	51,726	193,973
Kulicke & Soffa Industries, Inc.+#	42,932	337,875
Lattice Semiconductor Corp.+	86,357	632,133
LTX Corp.+#	46,697	236,754
Mattson Technology, Inc.+#	39,689	310,765
Micrel, Inc.+#	54,981	550,910
Microsemi Corp.+#	53,522	1,486,306
MKS Instruments, Inc.+	27,536	575,227
Monolithic Power Systems, Inc.+#	16,526	149,726
Mosys, Inc.+#	17,061	115,844
Omnivision Technologies, Inc.+#	40,281	668,665
ON Semiconductor Corp.+#	115,193	692,310
Pericom Semiconductor Corp.+#	19,924	185,293
Photronics, Inc.+#	31,321	454,468
PLX Technology, Inc.+#	18,926	202,887
Portalplayer, Inc.+	18,685	227,210
Rudolph Technologies, Inc.+#	18,503	331,204
Semitool, Inc.+#	16,632	181,621
Semtech Corp.+#	54,698	714,903
Sirf Technology Holdings, Inc.+#	38,852	1,022,973
Skyworks Solutions, Inc.+#	121,386	562,017
Stakek Holdings, Inc.+#	9,028	48,300
Supertex, Inc.+#	9,077	321,054
Tessera Technologies, Inc.+#	34,928	1,149,131
Transmeta Corp.+#	147,979	174,615
TranSwitch Corp.+#	96,188	171,215
Trident Microsystems, Inc.+#	43,213	891,484
Triquint Semiconductor, Inc.+#	105,702	521,111
Ultratech Stepper, Inc.+#	18,098	264,774
Varian Semiconductor Equipment Associates, Inc.+#	43,311	1,529,311
Veeco Instruments, Inc.+#	22,890	559,889
Volterra Semiconductor Corp.+#	14,162	213,563
Zoran Corp.+#	37,088	660,908

		29,185,765

Telecommunications - 3.02%

Adtran, Inc.	51,873	1,290,081
Alaska Communications Systems Holdings, Inc.#	31,749	437,819
Anaren, Inc.+	13,008	293,460
Andrew Corp.+#	120,799	1,117,391
Arris Group, Inc.+#	80,912	927,252
Atheros Communications, Inc.+#	39,059	635,490
Atlantic Tel-Network, Inc.	4,097	75,344
Audiovox Corp., Class A+#	12,523	185,466
Avanex Corp.+#	124,409	218,960
Brightpoint, Inc.+	38,048	633,119
Broadwing Corp.+	57,697	660,631
CalAmp Corp.+	17,592	118,394
Carrier Access Corp.+	15,730	141,885
Cbeyond Communications, Inc.+#	12,458	295,753
Centennial Communications Corp., Class A#	17,266	80,978
Cincinnati Bell, Inc.+#	186,859	943,638
Comtech Telecommunications Corp.+#	17,244	564,396
Consolidated Communications Holdings, Inc.	17,628	302,320
CPI International, Inc.+	5,349	67,397
CT Communications, Inc.#	14,546	335,140
Digi International, Inc.+#	17,497	232,010
Ditech Networks, Inc.+	24,474	215,616
Dobson Communications Corp., Class A+#	112,390	772,119
EMS Technologies, Inc.+#	11,470	209,672
Eschelon Telecom, Inc.+	7,070	112,413
Essex Corp.+#	14,616	217,486
Fairpoint Communications, Inc.#	20,814	340,309
FiberTower Corp.+	41,329	321,126
Finisar Corp.+#	172,265	639,103
Foundry Networks, Inc.+#	110,250	1,341,742
General Communication, Inc.+	40,458	514,221
Golden Telecom, Inc.#	16,514	503,677
I.D. Systems, Inc.+#	8,380	186,204
IDT Corp., Class B+#	40,203	574,099
Iowa Telecommunications Services, Inc.#	23,770	461,613
iPCS, Inc.+	12,638	656,165
Ixia+#	32,444	326,062
Lightbridge, Inc.+	20,592	245,045
Loral Space & Communications, Inc.+	8,612	221,328
MasTec, Inc.+#	30,447	352,881
MRV Communications, Inc.+#	94,566	235,469
Netgear, Inc.+#	25,081	493,343
North Pittsburgh Systems, Inc.#	11,355	283,648
Novatel Wireless, Inc.+#	22,284	248,467
NTELOS Holdings Corp.+#	11,406	156,604
Oplink Communications, Inc.+#	12,366	242,745
Pegasus Wireless Corp.+	40,947	140,448
Plantronics, Inc.#	35,585	637,683
Powerwave Technologies, Inc.+#	84,855	643,201
Premiere Global Services, Inc.+#	54,685	426,543
Radyne Corp.+	13,605	166,253
RCN Corp.+#	22,043	570,252
RF Micro Devices, Inc.+#	144,823	958,728
SafeNet, Inc.+#	20,773	390,532
SAVVIS, Inc.+#	7,487	187,250
Shenandoah Telecommunications Co.#	5,832	256,375
Sirenza Microdevices, Inc.+#	18,797	174,248
Sonus Networks, Inc.+#	191,083	928,663
Stratex Networks, Inc.+#	72,740	265,501
SureWest Communications#	11,072	210,147
Sycamore Networks, Inc.+	139,470	511,855
Symmetricom, Inc.+#	34,774	259,414
Syniverse Holdings, Inc.+#	17,868	299,289
Talk America Holdings, Inc.+#	23,026	133,551
Tekelec+#	43,714	581,396
Time Warner Telecom, Inc., Class A+#	57,608	1,035,216
USA Mobility, Inc.#	20,694	472,858
UTStarcom, Inc.+#	91,425	750,599
ViaSat, Inc.+#	16,751	453,115
Vonage Holdings Corp.+#	23,688	201,585
Zhone Technologies, Inc.+#	83,927	135,962

		30,218,745

Textile - Products - 0.08%

G&K Services, Inc., Class A#	16,097	534,099
UniFirst Corp.	7,280	225,971

		760,070

Therapeutics - 0.90%

Alnylam Pharmaceuticals, Inc.+#	24,203	315,123
Anadys Pharmaceuticals, Inc.+#	21,540	80,344
AtheroGenics, Inc.+#	29,843	417,802
Bioenvision, Inc.+#	27,259	164,917
BioMarin Pharmaceutical, Inc.+#	64,595	1,074,861
CV Therapeutics, Inc.+#	34,094	383,558
Cypress Biosciences, Inc.+#	24,250	174,600
Mannkind Corp.+#	16,939	312,016
Medarex, Inc.+#	92,460	993,020
Medicines Co.+#	37,920	855,475
MGI Pharma, Inc.+#	59,107	894,289
Nabi Biopharmaceuticals+#	45,406	269,258
Neurocrine Biosciences, Inc.+#	28,546	330,848
NPS Pharmaceuticals, Inc.+#	34,879	155,560
Nuvelo, Inc.+#	39,202	811,873
Onyx Pharmaceuticals, Inc.+#	31,333	473,442
Renovis, Inc.+#	16,475	242,842
Trimeris, Inc.+#	13,380	124,835
United Therapeutics Corp.+#	17,837	973,722

		9,048,385

Tobacco - 0.15%

Alliance One International, Inc.+#	71,883	289,688
Universal Corp.#	19,466	751,972
Vector Group, Ltd.#	28,397	490,416

		1,532,076

Utilities - Communication - 0.06%

Commonwealth Telephone Enterprises, Inc.#	16,202	571,282

Utilities - Electric - 1.53%

Allete, Inc.	19,007	873,182
Black Hills Corp.#	25,160	875,820
CH Energy Group, Inc.#	11,928	585,903
Cleco Corp.#	38,144	952,074
Duquesne Light Holdings, Inc.#	59,303	1,167,676
El Paso Electric Co.+	36,631	875,847
Empire District Electric Co.	22,663	512,184
Headwaters, Inc.+#	31,994	707,707
Idacorp, Inc.#	32,384	1,244,193
MGE Energy, Inc.#	15,479	520,249
NorthWestern Corp.	26,859	935,768
Ormat Technologies, Inc.#	6,139	223,398
Otter Tail Corp.#	22,295	672,194
Pike Electric Corp.+	11,859	208,007
Plug Power, Inc.+#	54,745	259,491
PNM Resources, Inc.	52,079	1,493,105
UIL Holdings Corp.	18,575	678,731
UniSource Energy Corp.	26,536	915,757
Weststar Energy, Inc.#	65,932	1,608,082

		15,309,368

Utilities - Gas, Distribution - 0.75%

EnergySouth, Inc.#	5,221	180,177
Nicor, Inc.#	33,584	1,466,278
Northwest Natural Gas Co.#	20,869	798,239
Piedmont Natural Gas Co., Inc.#	57,768	1,506,012
South Jersey Industries, Inc.#	22,069	639,780
Southwest Gas Corp.#	30,310	1,021,447
WGL Holdings, Inc.	36,901	1,146,514
World Fuel Services Corp.	20,826	750,569

		7,509,016

Utilities - Gas, Pipeline - 0.13%

Aquila, Inc.+	282,898	1,295,673

Utilities - Miscellaneous - 0.06%

Casella Waste Systems, Inc., Class A+	16,621	195,629
Pacific Ethanol, Inc.+#	16,421	304,281
Quantum Fuel Systems Technologies Worldwide, Inc.+	32,808	97,440

		597,350

Water Services - 0.18%

American States Water Co.#	12,733	489,329
California Water Service Group	13,052	497,020
Pico Holdings, Inc.+#	6,789	230,079
SJW Corp.#	11,393	345,778
Southwest Water Co.#	17,153	222,474

		1,784,680

Total Common Stock
(Cost $858,607,753)		952,516,744

RIGHTS - 0.00%
Drugs - 0.00%

OSI Pharmaceutical, Inc.
(Cost $0.00)	1,002	69

WARRANTS - 0.00%
Financial Services - 0.00%

Imperial Credit Industries, Inc.:
Expires 1/31/08 (Strike price $2.15)+(1)(3)(5)	255	0

Information Processing - Software - 0.00%

Microstrategy, Inc.:
Expires 6/24/07 (Strike price $400.00)+(3)(5)	491	39

Total Warrants
(Cost $0)		39

CORPORATE BONDS - 0.01%
Metals - 0.01%

Mueller Industries, Inc.:
6.00% due 11/01/14 #
(Cost $152,000)	$152,000	139,840

Total Long-Term Investment Securities
(Cost $858,759,753)		952,656,692

SHORT-TERM INVESTMENT SECURITIES - 34.53%
Collective Investment Pool - 24.72%

Securities Lending Quality Trust (2)	247,595,418	247,595,418

Commercial Paper - 9.39%

Dresdner U S Finance:
5.27% due 09/01/06	47,000,000	47,000,000
Rabobank USA Financial Corp.:
5.27% due 09/01/06	47,000,000	47,000,000

		94,000,000

Government Obligations - 0.42%

United States Treasury Bills:
4.84% due 09/14/06 @	20,000	19,965
4.87% due 09/21/06 @	590,000	588,404
4.88% due 09/21/06 @	2,440,000	2,433,385
4.91% due 09/21/06 @	10,000	9,973
4.92% due 09/21/06 @	30,000	29,918
4.92% due 10/19/06 @	900,000	894,096
4.93% due 09/21/06 @	20,000	19,945
4.93% due 10/12/06 @	55,000	54,691
4.95% due 09/21/06 @	130,000	129,642
4.96% due 09/21/06 @	60,000	59,835

		4,239,854

Total Short-Term Investment Securities
(Cost $345,835,272)		345,835,272

REPURCHASE AGREEMENT - 1.07%

Agreement with State Street Bank & Trust Co., bearing Interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $10,675,432 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.625%, due 01/15/08 and having an approximate value of $10,996,597

(Cost $10,674,000)	$10,674,000	10,674,000

TOTAL INVESTMENTS
(Cost $1,215,269,025) (4)	130.72%	1,309,165,964
Liabilities in excess of other assets	(30.72)%	(307,624,857)

NET ASSETS	100.00%	$1,001,541,107

  #    The security or a portion thereof is out on loan.

  +    Non-income producing security

 @    The security or a portion thereof represents collateral for open futures contracts.

(1)    Fair value security (see Note 1).

(2)    The security is purchased with the cash collateral received from securities loaned (see Note 4).

(3)    Illiquid Security

(4)    See Note 4 for cost of Investments on a tax basis.

(5)    To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restriced securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Imperial Credit Industry, Inc. (Warrant)
Expires 1/31/08; Strike price $2.15	02/06/2002	255	$0	$0	$0.00	0.00%
Microstrategy, Inc.(Warrant)
Expires 6/24/07; Strike price $400	06/24/2002	491	0	39	0.08	0.00

			$0	$39		0.00

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
125 Short	Russell 2000 Index	September 2006	$44,750,000	$45,106,250	$(356,250)
1,296 Long	Russell E Mini 2000 Index	September 2006	91,786,480	93,532,320	1,745,840

					$1,389,590

See Notes to Schedule of Investments

SMALL CAP SPECIAL VALUES FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.88%

Advertising - 0.26%

Valassis Communications, Inc.+	46,892	$924,710

Aerospace/Defense - 1.15%

AAR Corp.+#	57,900	1,291,749
Gencorp, Inc.+#	90,967	1,252,615
Heico Corp.#	8,590	284,587
Innovative Solutions and Support, Inc.+#	38,560	565,290
Kaman Corp., Class A	10,800	193,428
Teledyne Technologies, Inc.+	14,810	567,815

		4,155,484

Airlines - 0.25%

SkyWest, Inc.	36,700	887,039

Apparel & Products - 3.34%

Charlotte Russe Holding, Inc.+	39,840	1,063,728
Cutter & Buck, Inc.	19,857	221,207
Foot Locker, Inc.	78,668	1,895,899
Genesco, Inc.+	15,708	431,656
K-Swiss, Inc., Class A	27,810	765,053
Kellwood Co.	84,669	2,320,777
Kenneth Cole Productions, Inc., Class A	34,729	813,006
Phillips-Van Heusen Corp.	24,860	960,591
Stage Stores, Inc.	30,640	807,670
Stride Rite Corp.	107,722	1,481,178
Wolverine World Wide, Inc.	50,310	1,269,321

		12,030,086

Appliances/Furnishings - 1.61%

Ethan Allen Interiors, Inc.	6,418	216,608
Furniture Brands International, Inc.#	52,910	1,013,226
Griffon Corp.+#	21,290	503,721
Haverty Furniture Cos., Inc.#	68,320	959,896
Interface, Inc., Class A+	77,525	985,343
La-Z-Boy Chair Co.#	55,689	776,862
Steelcase, Inc., Class A	51,480	746,460
Tempur- Pedic International, Inc.+#	36,290	582,454

		5,784,570

Automotive - 1.78%

Acuity Brands, Inc.	21,809	931,899
American Axle & Manufacturing Holdings, Inc.#	54,460	908,937
ArvinMeritor, Inc.#	62,370	926,195
CSK Auto Corp.+	52,138	598,023
Modine Manufacturing Co.	47,646	1,109,675
Sonic Automotive, Inc., Class A#	36,540	772,821
Superior Industries International, Inc.#	58,632	991,467
Supreme Industries, Inc., Class A	25,254	163,393

		6,402,410

Banks - 5.89%

Amcore Financial, Inc.	95,518	2,870,316
BancorpSouth, Inc.	88,829	2,492,542
Citizens Banking Corp.#	22,442	565,538
City Holding Co.	9,980	393,012
Colonial BancGroup, Inc.	38,750	948,988
Columbia Banking System, Inc.	22,710	710,369
Corus Bankshares, Inc.#	33,680	734,561
East West Bancorp, Inc.	13,780	558,090
First Citizens BancShares, Inc., Class A	16,191	3,170,198
First Community Bancorp	15,520	832,027
First Financial Bancorp	23,400	362,700
Fremont General Corp.#	52,530	750,128
Mid-State Bancshares#	63,363	1,715,236
NetBank, Inc.	111,539	684,849
Provident Bankshares Corp.	26,870	1,007,088
Republic Bancorp, Inc.	124,399	1,608,479
Sterling Bancshares, Inc.	63,550	1,318,027
UMB Financial Corp.	13,780	480,509

		21,202,657

Broadcasting - 0.20%

Sinclair Broadcast Group, Inc., Class A	93,910	724,985

Building Materials - 3.36%

Ameron International Corp.	13,700	960,918
Apogee Enterprises, Inc.	109,752	1,647,378
Eagle Materials, Inc.	71,831	2,575,141
Genlyte Group, Inc.+	20,994	1,375,737
Goodman Global, Inc.+#	88,643	1,116,015
Lennox International, Inc.	41,980	988,209
RPM International, Inc.	44,860	843,817
Simpson Manufacturing Co., Inc.#	31,732	836,138
Texas Industries, Inc.#	18,580	872,145
Watsco, Inc.	20,080	882,315

		12,097,813

Chemical - 2.99%

A. Schulman, Inc.	68,883	1,624,950
Airgas, Inc.	16,660	596,761
American Pacific Corp.+#	25,718	178,740
Arch Chemicals, Inc.	51,069	1,416,654
Cabot Microelectronics Corp.+#	27,849	875,573
CF Industries Holdings, Inc.	49,338	782,501
H.B. Fuller Co.	77,976	1,499,478
Innospec, Inc.	32,326	886,702
Olin Corp.	47,050	707,161
Omnova Solutions, Inc.+	118,471	665,807
PolyOne Corp.+	126,759	1,099,001
UAP Holding Corp.	21,750	453,053

		10,786,381

Commercial Services - 3.69%

Brinks Co.	11,930	679,652
Deluxe Corp.	76,541	1,371,615
Diamond Management & Technology Consultants, Inc.+	59,890	557,576
Global Cash Access, Inc.+	38,100	587,883
Maximus, Inc.	26,160	696,379
Moneygram International, Inc.	50,994	1,601,212
Owens-Illinois, Inc.+	73,601	1,115,791
Silgan Holdings, Inc.	24,950	883,230
Stewart Information Services Corp.	102,127	3,483,552
URS Corp.+	14,770	598,924
Viad Corp.	48,222	1,708,505

		13,284,319

Drugs - 0.83%

Alpharma, Inc., Class A	57,412	1,202,207
Par Pharmaceutical Cos., Inc.+#	54,707	981,991
Sciele Pharma, Inc.+#	45,400	794,500

		2,978,698

Electronics/Electrical Equipment - 6.23%

Ametek, Inc.	15,270	654,778
Analogic Corp.	10,202	579,780
Avnet, Inc.+	48,393	946,567
AVX Corp.#	47,641	791,317
Belden CDT, Inc.	126,221	4,511,139
Commscope, Inc.+#	28,301	826,672
Directed Electronics, Inc.+	47,580	697,999
EFJ, Inc.+#	86,352	613,099
Emcor Group, Inc.+	12,980	719,611
General Cable Corp.+	21,742	837,719
LaBarge, Inc.+#	28,580	307,235
Methode Electronics, Inc., Class A	87,780	696,973
Park Electrochemical Corp.	38,800	1,012,680
Paxar Corp.+	39,364	766,417
Rofin-Sinar Technologies, Inc.+	18,650	1,021,274
Standard Microsystems Corp.+	73,058	2,050,738
Superior Essex, Inc.+	30,652	1,094,583
Technitrol, Inc.	57,811	1,636,629
TTM Technologies, Inc.+	79,900	1,027,514
Wesco International, Inc.+	14,400	842,400
X-Rite, Inc.	91,550	813,880

		22,449,004

Fertilizers - 0.48%

Delta & Pine Land Co.	43,100	1,743,826

Financial Services - 1.76%

Advanta Corp., Class B	46,210	1,564,671
AmeriCredit Corp.+	27,680	650,203
Investment Technology Group, Inc.+	6,313	291,724
Knight Capital Group, Inc.+	67,496	1,178,480
MCG Capital Corp.#	90,550	1,452,422
Webster Financial Corp.	22,210	1,049,200
Westwood Holdings Group, Inc.	8,612	165,437

		6,352,137

Foods - 1.81%

Flowers Foods, Inc.	35,279	957,825
Gold Kist, Inc.+	26,869	541,679
Sanderson Farms, Inc.#	21,800	681,468
Spartan Stores, Inc.	22,430	404,413
Tootsie Roll Industries, Inc.#	61,746	1,791,251
TreeHouse Foods, Inc.+#	83,795	2,136,773

		6,513,409

Freight - 1.90%

Arkansas Best Corp.	59,158	2,611,826
EGL, Inc.+	26,160	799,711
Gulfmark Offshore, Inc.+	38,720	1,175,152
Landstar System, Inc.	21,390	913,353
TBS International, Ltd., Class A+#	79,780	558,460
Werner Enterprises, Inc.#	42,939	795,660

		6,854,162

Hardware & Tools - 0.31%

Lincoln Electric Holdings, Inc.	5,620	309,269
Snap-on, Inc.	18,606	813,082

		1,122,351

Healthcare - 1.26%

Edwards Lifesciences Corp.+	28,398	1,325,903
Hooper Holmes, Inc.	335,530	1,093,828
Odyssey Healthcare, Inc.+	50,380	808,095
Steris Corp.	7,846	186,578
Vital Signs, Inc.	20,993	1,138,870

		4,553,274

Home Builders - 0.96%

Cavco Industries, Inc.+	21,445	729,559
Champion Enterprises, Inc.+	218,272	1,488,615
Fleetwood Enterprises, Inc.+	88,120	619,483
M/I Homes, Inc.#	9,130	295,447
Skyline Corp.	8,204	320,038

		3,453,142

Hospital Management - 0.25%

Pediatrix Medical Group, Inc.+	19,980	915,084

Hospital Supplies - 0.89%

Datascope Corp.	34,770	1,144,976
Owens & Minor, Inc.	36,390	1,170,666
PSS World Medical, Inc.+	46,230	896,862

		3,212,504

Household Products - 1.80%
ACCO Brands Corp.+	44,784	970,021
American Greetings Corp., Class A#	30,290	742,711
Elizabeth Arden, Inc.+	6,150	89,359
John H. Harland Co.#	90,405	3,377,531
Tupperware Corp.	72,363	1,303,258

		6,482,880

Human Resources - 0.93%
Heidrick & Struggles International, Inc.+	48,265	1,716,303
Kforce, Inc.+	62,050	763,836
MPS Group, Inc.+	62,680	881,281

		3,361,420

Information Processing - Hardware - 1.86%
Imation Corp.#	99,260	3,933,674
Neoware Systems, Inc.+#	35,670	460,143
Quantum Corp.+#	288,713	638,056
Smart Modular Technologies WWH, Inc.+	87,910	870,309
Xyratex, Ltd.+#	41,160	782,451

		6,684,633

Information Processing - Services - 2.53%
Adaptec, Inc.+	250,968	1,033,988
Agilysys, Inc.	53,373	721,603
Black Box Corp.	35,741	1,377,458
Brocade Communications Systems, Inc.+	151,130	937,006
Digitas, Inc.+	94,110	841,343
Earthlink, Inc.+	98,060	720,741
ePlus, Inc.+	21,400	207,580
Extreme Networks, Inc.+	54,720	201,917
IHS, Inc., Class A+	15,540	466,355
Intergraph Corp.+	38,208	1,427,451
MTS Systems Corp.	18,792	630,848
United Online, Inc.#	46,950	538,517

		9,104,807

Information Processing - Software - 2.15%
Acxiom Corp.	28,910	702,224
Borland Software Corp.+	136,988	805,489
Corel Corp.+	73,228	944,641
eFunds Corp.+	61,757	1,433,998
Hyperion Solutions Corp.+	32,450	1,074,744
Indus International, Inc.+	245,150	502,557
Inter-Tel, Inc.#	24,400	537,776
Parametric Technology Corp.+	73,180	1,178,930
Per-Se Technologies, Inc.+#	24,624	561,181

		7,741,540

Insurance - 7.62%
American Equity Investment Life Holding Co.#	108,450	1,254,766
AMERIGROUP Corp.+	15,700	495,178
Assured Guaranty, Ltd.	100,165	2,679,414
Commerce Group, Inc.	43,420	1,293,482
Endurance Specialty Holdings, Ltd.	78,044	2,518,480
FBL Financial Group, Inc., Class A	22,495	745,934
Hilb, Rogal & Hamilton Co.	56,585	2,448,433
Hub International, Ltd.	26,740	765,834
Infinity Property & Casualty Corp.	30,840	1,170,378
IPC Holdings, Ltd.	49,308	1,378,159
LandAmerica Financial Group, Inc.#	38,621	2,442,392
Navigators Group, Inc.+	16,270	749,722
Ohio Casualty Corp.	35,190	913,180
Philadelphia Cons. Holding Corp.+	27,770	1,004,163
Phoenix Cos., Inc.	40,740	601,322
Presidential Life Corp.	56,990	1,343,254
Selective Insurance Group, Inc.	21,494	1,118,118
Sierra Health Services, Inc.+	25,150	1,078,935
StanCorp Financial Group, Inc.	20,589	958,830
State Auto Financial Corp.	30,920	969,033
Triad Guaranty, Inc.+	10,770	541,408
Zenith National Insurance Corp.	25,660	969,948

		27,440,363

Leisure & Tourism - 3.52%
Arctic Cat, Inc.	44,210	735,212
Dollar Thrifty Automotive Group, Inc.+#	22,032	940,326
IHOP Corp.	8,080	377,255
Jack in the Box, Inc.+	24,767	1,188,321
Landry’s Seafood Restaurants, Inc.#	32,600	891,610
Lone Star Steakhouse & Saloon, Inc.	75,426	2,057,621
Mortons Restaurant Group, Inc.+	48,920	753,857
Rare Hospitality International, Inc.+	65,476	1,875,233
Triarc Cos., Inc., Class A#	49,585	792,368
Triarc Cos., Inc., Class B	211,185	3,076,966

		12,688,769

Machinery - 3.91%
Albany International Corp., Class A	26,565	927,650
Applied Industrial Technologies, Inc.	31,860	720,355
Briggs & Stratton Corp.	64,141	1,805,569
CARBO Ceramics, Inc.#	10,418	416,095
Clarcor, Inc.	17,120	512,744
Crane Co.	60,980	2,437,980
EnPro Industries, Inc.+#	30,475	958,134
Franklin Electric Co., Inc.#	17,820	859,102
Gardner Denver, Inc.+	33,644	1,210,175
Gehl Co.+#	27,130	708,093
Kadant, Inc.+	73,027	1,926,452
Tennant Co.	33,512	906,835
Toro Co.	17,520	700,975

		14,090,159

Medical Technology - 0.41%
Hanger Orthopedic Group, Inc.+	33,670	242,087
Viasys Healthcare, Inc.+	45,854	1,216,048

		1,458,135

Metals - 2.96%
Chaparral Steel Co.+	7,450	532,079
CIRCOR International, Inc.	34,433	987,883
Mueller Industries, Inc.	97,999	3,755,322
Quanex Corp.	99,919	3,430,219
Reliance Steel & Aluminum Co.	20,338	666,476
Steel Dynamics, Inc.	7,310	385,895
USEC, Inc.	89,860	908,484

		10,666,358

Multimedia - 0.49%
Journal Communications, Inc., Class A	78,390	859,938
Media General, Inc., Class A	23,309	916,510

		1,776,448

Oil & Gas - 5.82%
Atwood Oceanics, Inc.+	55,271	2,376,653
Cabot Oil & Gas Corp., Class A	19,710	1,006,393
Energen Corp.	30,720	1,340,621
Energy Partners, Ltd.+#	33,560	837,322
Forest Oil Corp.+	42,062	1,424,640
Global Industries, Ltd.+	12,357	221,437
Hydril Co.+	10,310	674,790
Mariner Energy, Inc.+#	122,257	2,310,657
Petroleum Development Corp.+	26,500	1,131,550
Pride International, Inc.+	14,490	375,726
Range Resources Corp.	33,140	927,257
St. Mary Land & Exploration Co.#	32,019	1,306,375
Stone Energy Corp.+	33,620	1,484,995
Tidewater, Inc.	25,560	1,216,912
Universal Compression Holdings, Inc.+	17,250	938,917
Whiting Petroleum Corp.+	75,434	3,394,530

		20,968,775

Paper/Forest Products - 2.58%
Deltic Timber Corp.	9,809	465,241
Glatfelter	44,905	644,387
Louisiana-Pacific Corp.	110,572	2,162,788
Neenah Paper, Inc.	70,668	2,372,325
Packaging Corp. of America	59,043	1,366,255
Rock-Tenn Co., Class A	47,965	926,684
Schweitzer-Mauduit International, Inc.	35,511	674,709
Xerium Technologies, Inc.	60,737	663,248

		9,275,637

Publishing - 0.58%
Banta Corp.	26,896	1,265,457
Topps Co., Inc.#	94,673	826,495

		2,091,952

Real Estate - 0.63%
Forest City Enterprises, Inc., Class A	32,139	1,728,436
Grubb & Ellis Co.+	56,232	539,827

		2,268,263

Real Estate Investment Trusts - 4.01%
American Home Mortgage Investment Corp.#	33,170	1,051,489
Arbor Realty Trust, Inc.	50,500	1,270,075
Capital Trust, Inc.#	31,740	1,245,795
Deerfield Triarc Capital Corp.	238,432	3,161,608
DiamondRock Hospitality Co.	58,210	977,928
Entertainment Properties Trust	23,222	1,157,849
Getty Realty Corp.#	47,840	1,439,984
Innkeepers USA Trust	39,380	652,133
National Health Investors, Inc.	42,600	1,164,684
NorthStar Realty Finance Corp.	66,625	798,834
Post Properties, Inc.	31,797	1,532,615

		14,452,994

Retail - 4.37%
Aaron Rents, Inc., Class B	28,788	673,927
Blyth, Inc.	88,349	1,897,737
Casey’s General Stores, Inc.	124,284	2,938,074
Claire’s Stores, Inc.	28,810	787,377
Deb Shops, Inc.	22,226	524,089
IKON Office Solutions, Inc.	62,528	891,024
Jos. A. Bank Clothiers, Inc.+#	28,340	678,176
MSC Industrial Direct Co., Inc., Class A	5,380	211,757
Nash Finch Co.#	24,770	565,995
Nu Skin Enterprises, Inc., Class A	31,130	539,172
Pier 1 Imports, Inc.#	81,587	521,341
Ruddick Corp.	55,060	1,419,997
Ryans Restaurant Group, Inc.+	80,073	1,261,950
Tween Brands, Inc.+	28,720	978,203
Zale Corp.+	69,717	1,864,930

		15,753,749

Retirement/Aged Care - 0.16%

Sunrise Senior Living, Inc.+	19,740	582,527

Savings & Loan - 3.00%

BankAtlantic Bancorp, Inc., Class A#	157,022	2,209,300
Bankunited Financial Corp.	27,820	716,921
Brookline Bancorp, Inc.	67,330	898,855
First Niagara Financial Group, Inc.#	36,020	538,859
FirstFed Financial Corp.+#	14,260	725,264
Flagstar Bancorp, Inc.#	70,779	1,029,127
NewAlliance Bancshares, Inc.#	213,164	3,107,931
PFF Bancorp, Inc.	43,910	1,584,712

		10,810,969

Semiconductor Equipment - 0.06%

Nextest Systems Corp.+	13,520	212,670

Semiconductors - 1.10%

Brooks Automation, Inc.+	88,870	1,235,293
Cohu, Inc.	46,260	775,780
Emulex Corp.+	59,300	1,027,076
Lattice Semiconductor Corp.+	72,584	531,315
Mosys, Inc.+#	55,960	379,968

		3,949,432

Telecommunications - 1.46%

Brightpoint, Inc.+	45,452	756,321
Consolidated Communications Holdings, Inc.#	50,420	864,703
Foundry Networks, Inc.+	85,311	1,038,235
Netgear, Inc.+	13,170	259,054
Premiere Global Services, Inc.+	79,119	617,128
Radyne Corp.+	61,100	746,642
RF Micro Devices, Inc.+#	146,131	967,387

		5,249,470

Textile - Products - 0.29%

Dixie Group, Inc., Class A+#	43,606	617,025
UniFirst Corp.	14,270	442,941

		1,059,966

Utilities - Communication - 0.89%

Commonwealth Telephone Enterprises, Inc.	90,763	3,200,303

Utilities - Electric - 2.17%

Allete, Inc.	65,639	3,015,456
Black Hills Corp.#	32,152	1,119,211
El Paso Electric Co.+	98,503	2,355,207
Weststar Energy, Inc.	54,760	1,335,596

		7,825,470

Utilities - Gas, Distribution - 0.38%

Atmos Energy Corp.	47,236	1,360,397

Total Common Stock
(Cost $352,577,168)		348,986,131

EXCHANGE-TRADED FUNDS - 0.17%

Financial Services - 0.17%

iShares Russell Microcap Index Fund #	11,335	606,082

(Cost $578,686)

Total Long-Term Investment Securities
(Cost $353,155,854)		349,592,213

SHORT-TERM INVESTMENT SECURITIES - 14.74%

Collective Investment Pool - 12.85%
Securities Lending Quality Trust(1)	46,297,941	46,297,941

Time Deposit - 1.89%

Euro Time Deposit with State Street Bank & Trust Co.:
4.05% due 09/01/06	$6,817,000	6,817,000

Total Short-Term Investment Securities
(Cost $53,114,941)		53,114,941

REPURCHASE AGREEMENT - 0.53%

Agreement with Bank of America Corp., bearing interest at 5.23%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $1,909,277 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.13%, due 09/29/10 and having an approximate value of $1,950,446 (Cost $1,909,000)	1,909,000	1,909,000

TOTAL INVESTMENTS
(Cost $408,179,795)(2)	112.32%	404,616,154
Liabilities less other assets	(12.32)%	(44,381,602)

NET ASSETS	100.00%	$360,234,552

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.06%
Aerospace/Defense - 0.79%

United Industrial Corp.#	25,287	$1,362,211

Airlines - 0.77%

Continental Airlines, Inc., Class B+#	52,788	$1,324,451

Apparel & Products - 5.46%

Charlotte Russe Holding, Inc.+	42,632	1,138,274
Christopher & Banks Corp.	48,613	1,183,727
Deckers Outdoor Corp.+#	40,129	1,645,690
Dress Barn, Inc.+#	70,331	1,241,342
Gymboree Corp.+	52,280	1,753,994
Payless ShoeSource, Inc.+	42,189	989,754
Skechers U.S.A., Inc., Class A+	63,712	1,442,440

		9,395,221

Appliances/Furnishings - 1.59%

American Woodmark Corp.#	45,059	1,420,710
Kimball International, Inc., Class B	74,915	1,321,501

		2,742,211

Automotive - 1.06%

Accuride Corp.+	81,458	888,707
Oshkosh Truck Corp., Class B	18,023	931,789

		1,820,496

Banks - 1.74%

Corus Bankshares, Inc.#	47,819	1,042,933
Independent Bank Corp.#	41,011	1,029,376
Pacific Capital Bancorp	33,044	923,910

		2,996,219

Broadcasting - 0.55%

Emmis Communications Corp., Class A+	77,659	949,770

Building Materials - 0.76%

Eagle Materials, Inc.	36,701	1,315,731

Chemical - 0.56%

Arch Chemicals, Inc.	34,893	967,932

Commercial Services - 2.33%

Corporate Executive Board Co.	15,195	1,331,690
Healthspring, Inc.+	30,188	601,043
Parexel International Corp.+	45,586	1,508,896
Plexus Corp.+	28,445	563,780

		4,005,409

Drugs - 3.99%

Alpharma, Inc., Class A	64,269	1,345,793
K-V Pharmaceutical Co., Class A+	87,582	1,955,706
NBTY, Inc.+	48,696	1,551,455
Pharmion Corp.+	53,697	997,690
Sciele Pharma, Inc.+#	58,106	1,016,855

		6,867,499

Electronics/Electrical Equipment - 8.32%

Advanced Energy Industries, Inc.+	69,105	993,039
Coherent, Inc.+	23,410	848,847
Cymer, Inc.+	30,848	1,269,395
FEI Co.+#	70,475	1,463,061
Greatbatch, Inc.+#	51,855	1,268,373
Kemet Corp.+	122,103	1,004,908
Littelfuse, Inc.+	21,728	784,598
Molecular Devices Corp.+	25,713	617,369
Orbotech, Ltd.+	33,192	796,940
Polycom, Inc.+	48,976	1,165,139
Thomas & Betts Corp.+	30,065	1,357,735
TTM Technologies, Inc.+	85,696	1,102,051
Vicor Corp.	65,689	825,054
Wesco International, Inc.+	14,294	836,199

		14,332,708

Fertilizers - 0.63%

Delta & Pine Land Co.	26,827	1,085,420

FINANCIAL SERVICES - 3.06%

Accredited Home Lenders Holding Co.+	23,326	744,799
Asta Funding, Inc.#	44,967	1,486,159
Jackson Hewitt Tax Service, Inc.	44,834	1,416,755
World Acceptance Corp.+	40,432	1,616,067

		5,263,780

Foods - 0.65%

MGP Ingredients, Inc.	15,297	368,505
Premium Standard Farms, Inc.	44,927	760,165

		1,128,670

Freight - 2.17%

Amerco, Inc.+#	19,449	1,378,350
Celadon Group, Inc.+	85,413	1,582,703
EGL, Inc.+	25,484	779,046

		3,740,099

Healthcare - 3.50%

Candela Corp.+	83,796	873,992
Dade Behring Holdings, Inc.	27,633	1,118,860
Magellan Health Services, Inc.+	27,630	1,328,174
Molina Healthcare, Inc.+	49,902	1,848,370
Odyssey Healthcare, Inc.+	53,311	855,109

		6,024,505

Hospital Supplies - 0.68%

ICU Medical, Inc.+	26,688	1,174,539

Household Products - 1.16%

Jacuzzi Brands, Inc.+	201,905	2,002,898

Human Resources - 3.14%

Kforce, Inc.+	109,044	1,342,332
Korn/Ferry International+	74,640	1,524,149
MPS Group, Inc.+	100,776	1,416,910
Spherion Corp.+	150,148	1,121,605

		5,404,996

Information Processing - Consumer Software - 1.07%

RealNetworks, Inc.+	167,354	1,845,915

Information Processing - Hardware - 1.86%

Komag, Inc.+#	16,642	598,446
Optimal Robotics Corp., Class A+#	58,959	785,923
Radiant Systems, Inc.+	104,645	1,157,374
Western Digital Corp.+	36,203	662,515

		3,204,258

Information Processing - Services - 4.75%

Brocade Communications Systems, Inc.+	192,153	1,191,349
Digital Insight Corp.+	19,526	507,871
Digital River, Inc.+#	24,728	1,200,297
FileNET Corp.+	20,648	721,441
Infospace, Inc.+	40,533	901,049
Mentor Graphics Corp.+	74,014	1,073,203
Sykes Enterprises, Inc.+	83,694	1,683,086
Websense, Inc.+	43,314	895,300

		8,173,596

Information Processing - Software - 5.30%

Acxiom Corp.	64,336	1,562,721
Altiris, Inc.+	78,240	1,768,224
Aspen Technologies, Inc.+	95,410	1,064,776
Informatica Corp.+	62,069	908,690
Microstrategy, Inc., Class A+#	18,773	1,712,098
MRO Software, Inc.+	26,517	681,222
Sybase, Inc.+	61,622	1,421,619

		9,119,350

Insurance - 4.50%

AMERIGROUP Corp.+	45,226	1,426,428
Delphi Financial Group, Inc., Class A	16,133	627,251
Direct General Corp.	60,963	812,027
Ohio Casualty Corp.	44,545	1,155,943
Reinsurance Group of America, Inc.	26,677	1,378,667
Sierra Health Services, Inc.+	31,124	1,335,220
Zenith National Insurance Corp.	27,014	1,021,129

		7,756,665

Leisure & Tourism - 2.94%

Bluegreen Corp.+#	826	9,458
Denny’s Corp.+	254,712	855,832
Dover Downs Gaming & Entertainment, Inc.	77,338	1,015,448
IHOP Corp.#	22,658	1,057,902
Morgans Hotel Group Co.+#	76,809	1,021,560
Papa John’s International, Inc.+#	32,339	1,099,526

		5,059,726

Machinery - 2.93%

Applied Industrial Technologies, Inc.	48,814	1,103,684
Flow International Corp.+#	70,824	932,044
Nordson Corp.	34,504	1,381,540
Regal-Beloit Corp.	37,887	1,635,203

		5,052,471

Medical - Biomedical/Gene - 1.47%
Cell Genesys, Inc.+#	189,859	947,396
Myriad Genetics, Inc.+#	42,157	1,066,151
Tercica, Inc.+#	76,327	511,391

		2,524,938

Medical Technology - 6.83%

Arena Pharmaceuticals, Inc.+#	105,172	1,290,460
Arqule, Inc.+	202,510	1,028,751
Enzon, Inc.+	119,280	975,710
Hologic, Inc.+	33,520	1,447,394
Immucor Corp.+	80,696	1,676,056
Incyte Genomics, Inc.+	263,940	1,348,733
Lexicon Genetics, Inc.+#	250,554	1,047,316
Neurometrix, Inc.+#	6,887	186,706
Palomar Medical Technologies, Inc.+#	39,318	1,560,925
Zoll Medical Corp.+	31,524	1,195,075

		11,757,126

Metals - 2.50%

IPSCO, Inc.	15,393	1,423,083
Mueller Industries, Inc.	40,730	1,560,774
Quanex Corp.	38,292	1,314,564

		4,298,421

Oil & Gas - 7.23%

Grey Wolf, Inc.+#	265,111	1,937,961
Helix Energy Solutions Group, Inc.+	43,075	1,656,665
Holly Corp.	30,778	1,410,248
Hornbeck Offshore Services, Inc.+	31,630	1,063,084
Parker Drilling Co.+	175,083	1,243,089
Pioneer Drilling Co.+	110,408	1,555,649
Swift Energy Co.+	32,371	1,416,555
Veritas DGC, Inc.+	36,402	2,168,467

		12,451,718

Publishing - 0.76%

Readers Digest Assoc., Inc., Class A#	102,481	1,312,782

Real Estate Investment Trusts - 0.63%

Getty Realty Corp.	35,797	1,077,490

Retail - 3.86%

Aaron Rents, Inc., Class B	47,111	1,102,868
Conns, Inc.+#	26,225	523,189
Pantry, Inc.+#	21,744	1,018,924
Select Comfort Corp.+#	61,839	1,227,504
Smart & Final, Inc.+	72,082	1,194,399
United Stationers, Inc.+	34,388	1,576,002

		6,642,886

Savings & Loan - 0.85%

PFF Bancorp, Inc.	40,383	1,457,422

Schools - 0.63%

ITT Educational Services, Inc.+	16,347	1,080,373

Semiconductors - 5.26%

Atmel Corp.+	293,722	1,694,776
Emulex Corp.+	82,048	1,421,071
IXYS Corp.+	110,781	972,657
Micrel, Inc.+	89,277	894,556
Omnivision Technologies, Inc.+#	59,342	985,077
ON Semiconductor Corp.+#	185,088	1,112,379
Trident Microsystems, Inc.+#	43,297	893,217
Zoran Corp.+	60,711	1,081,870

		9,055,603

Telecommunications - 0.69%

Centennial Communications Corp., Class A#	114,745	538,154
Syniverse Holdings, Inc.+	38,781	649,582

		1,187,736

Therapeutics - 1.09%

Anika Therapeutics, Inc.+	60,205	816,982
Medarex, Inc.+#	99,314	1,066,632

		1,883,614

Total Long-Term Investment Securities (Cost $175,430,221)		168,846,855

SHORT-TERM INVESTMENTS SECURITIES - 21.97%
Collective Investment Pool - 20.61%
Securities Lending Quality Trust (1)	35,482,490	35,482,490

Government Obligations - 0.14%
United States Treasury Bills:
4.75% due 09/14/06@	$250,000	249,571

Time Deposit - 1.22%
Euro Time Deposit with State Street Bank & Trust Co.:
2.80% due 09/01/06	2,092,000	2,092,000

Total Short-Term Investments Securities
(Cost $37,824,061)		37,824,061

TOTAL INVESTMENTS
(Cost $213,254,282)(2)	120.03%	206,670,916
Liabilities in excess of other assets	(20.03)%	(34,484,226)

NET ASSETS	100.00%	172,186,690

#	The security or a portion thereof is out on loan.
+	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
6 Long	Russell 2000 Index	September 2006	$2,104,662	$2,165,100	$60,438

See Notes to Schedule of Investments

SOCIAL AWARENESS FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.27%
Advertising - 0.68%

Omnicom Group, Inc.	30,360	$2,654,071

Airlines - 0.47%

Southwest Airlines Co.	105,400	1,825,528

Apparel & Products - 1.34%

Coach, Inc.+	23,280	702,823
Nike, Inc., Class B	56,190	4,537,905

		5,240,728

Automotive - 0.17%

AutoZone, Inc.+	2,600	234,780
SPX Corp.	8,230	434,544

		669,324

Banks - 8.96%

Bank of America Corp.	221,066	11,378,267
Bank of New York Co., Inc.	99,150	3,346,312
Fifth Third Bancorp	36,500	1,435,910
National City Corp.	123,310	4,264,060
PNC Financial Services Group	33,830	2,394,826
SunTrust Banks, Inc.	59,810	4,569,484
Wells Fargo & Co.	218,260	7,584,535

		34,973,394

Beverages - 3.61%

Coca-Cola Co.	153,800	6,891,778
Coca-Cola Enterprises, Inc.	20,670	460,941
PepsiCo, Inc.	103,380	6,748,646

		14,101,365

Broadcasting - 1.63%

Clear Channel Communications, Inc.	109,920	3,192,077
Comcast Corp., Class A+	73,770	2,581,950
DIRECTTV Group Inc.+#	31,500	591,885

		6,365,912

Building Materials - 1.04%

Masco Corp.	148,260	4,063,807

Chemical - 0.25%

Huntsman Corp.+	54,360	981,742

Drugs - 5.57%

Abbott Laboratories	130,380	6,349,506
Bristol-Myers Squibb Co.	166,610	3,623,768
Caremark Rx, Inc.	76,350	4,423,719
Forest Laboratories, Inc.+	14,590	729,208
Merck & Co., Inc.	162,930	6,606,811

		21,733,012

Electronics/Electrical Equipment - 0.37%

Fisher Scientific International, Inc.+	3,490	273,023
Xerox Corp.+	79,340	1,175,025

		1,448,048

Financial Services - 9.06%

American Express Co.	113,590	5,968,019
Citigroup, Inc.	239,945	11,841,286
Fannie Mae	34,760	1,830,114
Goldman Sachs Group, Inc.	2,600	386,490
JPMorgan Chase & Co.	198,293	9,054,058
Merrill Lynch & Co., Inc.	61,160	4,497,095
Principal Financial Group, Inc.#	33,460	1,781,410

		35,358,472

Foods - 0.60%

General Mills, Inc.	43,320	2,349,244

Freight - 2.94%

FedEx Corp.	48,950	4,945,419
United Parcel Service, Inc.	93,241	6,531,532

		11,476,951

Healthcare - 0.39%

McKesson Corp.	30,090	1,528,572

Heavy Duty Trucks/Parts - 0.12%

PACCAR, Inc.	8,250	451,028

Hospital Supplies - 2.58%

Johnson & Johnson	155,790	10,073,381

Household Products - 2.20%

Avon Products, Inc.	10,610	304,613
Colgate-Palmolive Co.	81,840	4,898,943
Estee Lauder Cos., Inc., Class A#	66,200	2,440,132
Newell Rubbermaid, Inc.	35,600	960,844

		8,604,532

Information Processing - Hardware - 3.82%

Apple Computer, Inc.+	50,710	3,440,673
Dell, Inc.+	151,160	3,408,658
EMC Corp.+	46,510	541,842
Hewlett-Packard Co.	206,010	7,531,726
Seagate Technology, Inc.+(1)(3)(5)	22,401	0

		14,922,899

Information Processing - Services - 2.87%

Computer Sciences Corp.+#	10,600	502,228
eBay, Inc.+	32,220	897,649
Electronic Data Systems Corp.	93,060	2,217,620
First Data Corp.	118,400	5,087,648
Google, Inc.+	5,880	2,225,756
Monster Worldwide, Inc.+	6,250	254,625

		11,185,526

Information Processing - Software - 4.42%

Microsoft Corp.	438,915	11,275,726
Oracle Corp.+	382,660	5,988,629

		17,264,355

Insurance - 6.38%

Aetna, Inc.	14,660	546,378
AFLAC, Inc.	19,695	887,654
Chubb Corp.	90,720	4,550,515
Cincinnati Financial Corp.#	19,500	909,870
Coventry Health Care, Inc.+	15,800	856,992
Genworth Financial, Inc.	67,100	2,310,253
Hartford Financial Services Group, Inc.	25,050	2,150,793
MetLife, Inc.	98,660	5,429,260
UnitedHealth Group, Inc.	50,020	2,598,539
WellPoint, Inc.+	57,240	4,430,948
XL Capital, Ltd., Class A	3,850	252,714

		24,923,916

Leisure & Tourism - 2.96%

Carnival Corp.#	103,130	4,321,147
Harley-Davidson, Inc.	26,970	1,578,014
McDonald’s Corp.	152,120	5,461,108
Starbucks Corp.+	5,680	176,137

		11,536,406

Machinery - 0.22%

Caterpillar, Inc.	12,880	854,588

Medical - Biomedical/Gene - 2.65%

Amgen, Inc.+	95,090	6,459,464
Genentech, Inc.+	47,280	3,901,545

		10,361,009

Medical Technology - 0.69%

Quest Diagnostics, Inc.	36,350	2,336,578
Zimmer Holdings, Inc.+	5,150	350,200

		2,686,778

Metals - 0.44%

Freeport-McMoRan Copper & Gold, Inc.	29,630	1,724,762

Multimedia - 2.28%

News Corp., Class A	123,690	2,353,821
Time Warner, Inc.	373,710	6,211,060
Walt Disney Co.	10,660	316,069

		8,880,950

Oil & Gas - 8.01%

Apache Corp.	64,810	4,230,797
BJ Services Co.	35,980	1,234,474
EOG Resources, Inc.	62,590	4,057,084
Grant Prideco, Inc.+	28,960	1,202,709
Halliburton Co.	33,030	1,077,439
Kinder Morgan, Inc.	43,960	4,587,665
Murphy Oil Corp.	10,210	499,371
Nabors Industries, Ltd.+	10,950	360,036
National-Oilwell Varco, Inc.+	14,550	950,115
Noble Energy, Inc.#	76,300	3,770,746
Pioneer Natural Resources Co.#	40,150	1,674,656
Schlumberger, Ltd.	97,460	5,974,298
XTO Energy, Inc.	36,280	1,660,536

		31,279,926

Paper/Forest Products - 1.04%

Avery Dennison Corp.	65,570	4,061,406

Photography - 0.11%

Eastman Kodak Co.#	20,960	445,819

Railroads & Equipment - 1.62%

Burlington Northern Santa Fe Corp.	51,010	3,415,120
Norfolk Southern Corp.	68,310	2,918,886

		6,334,006

Retail - 5.04%

Best Buy Co., Inc.	26,900	1,264,300
Costco Wholesale Corp.	36,380	1,702,220
CVS Corp.	14,540	487,817
Federated Department Stores, Inc.	16,310	619,454
Gap, Inc.	126,180	2,121,086
J.C. Penney Co., Inc.	25,200	1,588,608
Kohl’s Corp.+	20,900	1,306,459
Kroger Co.	130,420	3,105,300
Office Depot, Inc.+	18,570	684,119
Safeway, Inc.	44,890	1,388,448
Target Corp.	92,030	4,453,331
Walgreen Co.	19,050	942,213

		19,663,355

Savings & Loan - 1.29%

Washington Mutual, Inc.	119,820	5,019,260

Schools - 0.07%
Apollo Group, Inc., Class A+	5,520	277,159

Semiconductors - 2.50%
Analog Devices, Inc.	83,500	2,558,440
Freescale Semiconductor, Inc.+	16,700	516,197
Intel Corp.	257,520	5,031,941
Micron Technology, Inc.+	56,380	974,246
Xilinx, Inc.	29,850	682,670

		9,763,494

Telecommunications - 6.13%
Alltel Corp.	60,820	3,297,052
BellSouth Corp.	155,760	6,342,547
Cisco Systems, Inc.+	268,730	5,909,372
Citizens Communications Co.#	200,830	2,769,446
QUALCOMM, Inc.	149,410	5,628,275

		23,946,692

Therapeutics - 0.54%
Gilead Sciences, Inc.+	32,950	2,089,030

Utilities - Electric - 1.21%
AES Corp.+	103,830	2,205,349
NRG Energy, Inc.+#	49,800	2,521,872

		4,727,221

Total Long-Term Investment Securities
(Cost $356,626,377)		375,847,668

SHORT-TERM INVESTMENT SECURITIES - 6.10%
Collective Investment Pool - 3.35%
Securities Lending Quality Trust(2)	13,082,238	13,082,238

Commercial Paper - 2.56%
Rabobank USA Financial Corp.:
5.27% due 09/01/06	$10,000,000	10,000,000

Government Obligations - 0.19%
United States Treasury Bills:
4.93% due 10/12/06 @	15,000	14,916
4.91% due 10/12/06 @	35,000	34,804
4.88% due 09/21/06 @	530,000	528,563
4.87% due 09/21/06 @	170,000	169,540

		747,823

Total Short-Term Investment Securities
(Cost $23,830,061)		23,830,061

REPURCHASE AGREEMENT - 0.93%
Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $3,612,485 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 01/15/08 and having an approximate value of $3,721,319 (Cost $3,612,000)	3,612,000	3,612,000

TOTAL INVESTMENTS
(Cost $384,068,438)(4)	103.30%	403,289,729
Liabilities in excess of other assets	(3.30)	(12,882,724)

NET ASSETS	100.00%	390,407,005

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.
(5)	To the extent permitted by the Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Social Awareness Fund held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Seagate Technology, Inc.
Common Stock	11/22/2000	22,401	$0	$0	$0.00	0.00%

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
46 Long	S&P 500 Index	September 2006	$419,489	$425,239	$5,750

See Notes to Schedule of Investments

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.87%
Advertising - 0.16%

Interpublic Group of Cos., Inc.+#	176,851	$1,623,492
Omnicom Group, Inc.	69,000	6,031,980

		7,655,472

Aerospace/Defense - 2.34%

Boeing Co.	323,800	24,252,620
General Dynamics Corp.	163,500	11,044,425
Goodrich Corp.	50,200	1,955,290
Honeywell International, Inc.	335,300	12,982,816
L-3 Communications Holdings, Inc.	49,500	3,731,805
Lockheed Martin Corp.#	143,500	11,853,100
Northrop Grumman Corp.	139,300	9,306,633
Raytheon Co.	180,700	8,530,847
Rockwell Collins, Inc.	69,300	3,633,399
United Technologies Corp.	409,400	25,673,474

		112,964,409

Airlines - 0.10%

Southwest Airlines Co.#	286,100	4,955,252

Apparel & Products - 0.44%

Coach, Inc.+	155,900	4,706,621
Jones Apparel Group, Inc.	45,600	1,427,280
Liz Claiborne, Inc.	42,400	1,584,488
Nike, Inc., Class B	76,600	6,186,216
TJX Cos., Inc.	185,100	4,951,425
VF Corp.	35,600	2,488,084

		21,344,114

Appliances/Furnishings - 0.09%

Leggett & Platt, Inc.	73,900	1,703,395
Whirlpool Corp.#	31,670	2,562,420

		4,265,815

Automotive - 0.55%

AutoNation, Inc.+#	60,100	1,167,743
AutoZone, Inc.+#	21,800	1,968,540
Danaher Corp.	95,600	6,337,324
Ford Motor Co.#	759,800	6,359,526
General Motors Corp.#	229,100	6,685,138
Genuine Parts Co.#	70,000	2,893,100
Goodyear Tire & Rubber Co.+#	71,800	976,480

		26,387,851

Banks - 6.77%

AmSouth Bancorp.	140,300	4,019,595
Bank of America Corp.	1,848,600	95,147,442
Bank of New York Co., Inc.	312,600	10,550,250
BB&T Corp.	222,800	9,535,840
Comerica, Inc.	65,900	3,772,775
Commerce Bancorp, Inc.#	74,700	2,488,257
Compass Bancshares, Inc.	52,300	3,033,400
Fifth Third Bancorp#	225,500	8,871,170
First Horizon National Corp.#	50,000	1,909,000
Huntington Bancshares, Inc.	99,400	2,377,648
KeyCorp	163,800	6,026,202
M&T Bank Corp.#	32,000	3,918,720
Marshall & Ilsley Corp.#	91,300	4,257,319
Mellon Financial Corp.	167,600	6,239,748
National City Corp.	219,800	7,600,684
North Fork Bancorp., Inc.	188,500	5,172,440
Northern Trust Corp.	75,200	4,210,448
PNC Financial Services Group	120,000	8,494,800
Regions Financial Corp.	184,900	6,654,551
State Street Bank & Trust Co.	134,700	8,324,460
SunTrust Banks, Inc.	147,400	11,261,360
Synovus Financial Corp.	130,800	3,803,664
U.S. Bancorp	721,000	23,122,470
Wachovia Corp.	651,500	35,591,445
Wells Fargo & Co.	1,361,000	47,294,750
Zions Bancorp.	43,000	3,396,570

		327,075,008

Beverages - 2.22%

Anheuser-Busch Cos., Inc.	313,000	15,455,940
Brown-Forman Corp., Class B	33,700	2,594,226
Coca-Cola Co.	830,200	37,201,262
Coca-Cola Enterprises, Inc.#	122,900	2,740,670
Constellation Brands, Inc., Class A+	80,600	2,199,574
Molson Coors Brewing Co.	23,300	1,637,990
Pepsi Bottling Group, Inc.	54,400	1,904,544
PepsiCo, Inc.	669,300	43,691,904

		107,426,110

Broadcasting - 0.81%

Clear Channel Communications, Inc.	203,900	5,921,256
Comcast Corp., Class A+	855,900	29,956,500
Univision Communications, Inc., Class A+#	90,400	3,124,224

		39,001,980

Building Materials - 0.27%

American Standard Cos., Inc.	71,700	2,994,909
Masco Corp.	160,900	4,410,269
Sherwin-Williams Co.	45,200	2,334,128
Vulcan Materials Co.	40,900	3,215,149

		12,954,455

Chemical - 1.45%

Air Products & Chemicals, Inc.	90,900	6,025,761
Ashland, Inc.	28,900	1,824,746
Dow Chemical Co.	389,500	14,851,635
E.I. du Pont de Nemours and Co.	373,200	14,916,804
Eastman Chemical Co.	33,100	1,736,095
Ecolab, Inc.#	73,800	3,290,004
Hercules, Inc.+	46,100	719,160
Monsanto Co.	219,200	10,398,848
PPG Industries, Inc.	67,200	4,257,792
Praxair, Inc.	131,000	7,520,710
Rohm & Haas Co.	59,000	2,601,900
Sigma-Aldrich Corp.#	27,200	1,975,536

		70,118,991

Coal - 0.06%

CONSOL Energy, Inc.	74,300	2,709,721

Commercial Services - 0.39%

Ball Corp.	42,400	1,710,416
Cintas Corp.	55,900	2,069,977
Convergys Corp.+	56,800	1,185,416
Fluor Corp.	35,400	3,059,268
Moody’s Corp.#	98,900	6,050,702
Paychex, Inc.	135,300	4,858,623

		18,934,402

Conglomerates - 4.25%

3M Co.	305,300	21,890,010
Eaton Corp.	60,900	4,049,850
General Electric Co.	4,212,300	143,470,938
ITT Industries, Inc.	75,000	3,671,250
Loews Corp.	164,500	6,329,960
Textron, Inc.	52,700	4,419,422
Tyco International, Ltd.	824,900	21,571,135

		205,402,565

Drugs - 5.39%

Abbott Laboratories	618,200	30,106,340
Allergan, Inc.	61,800	7,079,808
Barr Pharmaceuticals, Inc.+	42,900	2,423,850
Bristol-Myers Squibb Co.	796,400	17,321,700
Caremark Rx, Inc.	179,100	10,377,054
Eli Lilly & Co.	457,800	25,604,754
Forest Laboratories, Inc.+	131,900	6,592,362
King Pharmaceuticals, Inc.+	98,000	1,589,560
Merck & Co., Inc.	884,100	35,850,255
Mylan Laboratories, Inc.	85,200	1,731,264
Pfizer, Inc.	2,968,300	81,806,348
Schering-Plough Corp.	599,900	12,567,905
Watson Pharmaceuticals, Inc.+	41,300	1,058,932
Wyeth	545,200	26,551,240

		260,661,372

Electronics/Electrical Equipment - 1.51%

Agilent Technologies, Inc.+	172,400	5,544,384
American Power Conversion Corp.#	68,700	1,207,059
Applera Corp. - Applied Biosystems Group	75,000	2,298,750
Comverse Technology, Inc.+	81,800	1,709,620
Emerson Electric Co.	166,300	13,661,545
Fisher Scientific International, Inc.+	50,200	3,927,146
Harman International Industries, Inc.	27,200	2,206,464
Jabil Circuit, Inc.	72,200	1,937,126
JDS Uniphase Corp.+#	682,500	1,549,275
Johnson Controls, Inc.	78,900	5,675,277
Millipore Corp.+	21,600	1,386,288
Molex, Inc.#	57,600	2,100,672
NVIDIA Corp.+	142,700	4,153,997
Parker Hannifin Corp.	48,800	3,613,640
Perkinelmer, Inc.	51,300	945,459
Pitney Bowes, Inc.#	90,000	3,923,100
PMC-Sierra, Inc.+#	83,700	572,508
Sanmina-SCI Corp.+	215,800	731,562
Solectron Corp.+#	370,500	1,163,370
Symbol Technologies, Inc.#	102,900	1,235,829
Tektronix, Inc.	33,900	960,726
Thermo Electron Corp.+	66,400	2,602,880
W. W. Grainger, Inc.	31,000	2,070,800
Waters Corp.+	41,900	1,787,035
Xerox Corp.+	402,200	5,956,582

		72,921,094

Financial Services - 8.48%

American Express Co.	499,800	26,259,492
Ameriprise Financial, Inc.	98,900	4,522,697
Bear Stearns Cos., Inc.	48,900	6,374,115
Capital One Financial Corp.	122,700	8,969,370
Charles Schwab Corp.	417,900	6,815,949
Chicago Merchantile Exchange Holdings, Inc.	14,000	6,160,000
CIT Group, Inc.	80,800	3,640,848
Citigroup, Inc.	2,013,800	99,381,030
Countrywide Financial Corp.	246,100	8,318,180
E*TRADE Group, Inc.+	172,700	4,073,993
Equifax, Inc.	52,100	1,656,259
Fannie Mae	392,100	20,644,065
Federated Investors, Inc., Class B	34,200	1,145,016
Franklin Resources, Inc.	62,200	6,121,102
Freddie Mac	279,800	17,795,280
Goldman Sachs Group, Inc.	175,000	26,013,750
H & R Block, Inc.	133,100	2,799,093
Janus Capital Group, Inc.	85,800	1,525,524
JPMorgan Chase & Co.	1,407,400	64,261,884
Legg Mason, Inc.	53,400	4,873,284
Lehman Brothers Holdings, Inc.	216,800	13,834,008
Merrill Lynch & Co., Inc.	374,300	27,522,279
Morgan Stanley	433,800	28,539,702
Principal Financial Group, Inc.#	112,300	5,978,852
SLM Corp.	166,400	8,075,392
T. Rowe Price Group, Inc.	107,600	4,740,856

		410,042,020

Foods - 1.32%

Archer-Daniels-Midland Co.	265,100	10,914,167
Campbell Soup Co.	75,100	2,821,507
ConAgra Foods, Inc.#	210,500	5,009,900
Dean Foods Co.+#	55,200	2,187,024
General Mills, Inc.	144,200	7,819,966
H J Heinz Co.	135,800	5,681,872
Hershey Foods Corp.#	72,000	3,885,120
Kellogg Co.#	98,800	5,009,160
McCormick & Co., Inc.#	53,700	1,955,754
Sara Lee Corp.	308,000	5,122,040
Sysco Corp.	250,500	7,863,195
Tyson Foods, Inc., Class A	102,100	1,503,933
Wm. Wrigley Jr. Co.	89,925	4,174,318

		63,947,956

Freight - 0.92%

FedEx Corp.	123,500	12,477,205
Ryder System, Inc.#	24,700	1,220,674
United Parcel Service, Inc.	439,400	30,779,970

		44,477,849

Hardware & Tools - 0.10%

Black & Decker Corp.	30,900	2,275,476
Snap-on, Inc.	23,600	1,031,320
Stanley Works	28,700	1,355,501

		4,662,297

Healthcare - 0.45%

Bausch & Lomb, Inc.#	21,900	1,060,179
Laboratory Corp. of America Holdings+	50,500	3,455,210
Manor Care, Inc.	29,800	1,555,560
McKesson Corp.	123,100	6,253,480
Medco Health Solutions, Inc.+	122,200	7,743,814
Patterson Cos., Inc.+#	56,200	1,732,084

		21,800,327

Heavy Duty Trucks/Parts - 0.13%

Navistar International Corp.+	25,000	573,500
PACCAR, Inc.	101,400	5,543,538

		6,117,038

Home Builders - 0.23%

Centex Corp.#	49,200	2,506,740
DR Horton, Inc.	110,200	2,416,686
KB Home#	30,600	1,308,456
Lennar Corp.#	56,500	2,533,460
Pulte Homes, Inc.	86,300	2,560,521

		11,325,863

Hospital Management - 0.24%

HCA, Inc.	165,300	8,152,596
Health Management Associates, Inc., Class A#	97,600	2,040,816
Tenet Healthcare Corp.+	190,700	1,502,716

		11,696,128

Hospital Supplies - 2.88%

AmerisourceBergen Corp.	85,100	3,758,016
Becton, Dickinson and Co.	100,100	6,976,970
Cardinal Health, Inc.	169,100	11,400,722
CR Bard, Inc.	42,000	3,157,560
Hospira, Inc.+	63,200	2,315,016
Johnson & Johnson	1,199,400	77,553,204
Medtronic, Inc.	488,900	22,929,410
St. Jude Medical, Inc.+	146,200	5,323,142
Stryker Corp.	118,400	5,686,752

		139,100,792

Household Products - 2.64%

Alberto-Culver Co., Class B	30,900	1,521,207
Avon Products, Inc.	182,400	5,236,704
Clorox Co.	61,100	3,654,391
Colgate-Palmolive Co.	208,400	12,474,824
Estee Lauder Cos., Inc., Class A	48,200	1,776,652
Fortune Brands, Inc.	59,400	4,312,440
International Flavors & Fragrances, Inc.#	32,000	1,272,640
Kimberly-Clark Corp.	186,300	11,830,050
Newell Rubbermaid, Inc.	112,200	3,028,278
Procter & Gamble Co.	1,329,300	82,283,670

		127,390,856

Human Resources - 0.04%

Robert Half International, Inc.	69,600	2,153,424

Information Processing - Hardware - 3.52%

Apple Computer, Inc.+	344,500	23,374,325
Dell, Inc.+	920,200	20,750,510
EMC Corp.+	957,900	11,159,535
Hewlett-Packard Co.	1,130,000	41,312,800
International Business Machines Corp.	628,000	50,849,160
Juniper Networks, Inc.+	229,200	3,362,364
Lexmark International, Inc., Class A+#	42,600	2,388,582
Network Appliance, Inc.+	151,500	5,187,360
Sandisk Corp.+	79,000	4,654,680
Sun Microsystems, Inc.+	1,416,800	7,069,832

		170,109,148

Information Processing - Services - 2.11%

Affiliated Computer Services, Inc., Class A+#	48,100	2,469,454
Computer Sciences Corp.+	69,600	3,297,648
eBay, Inc.+	468,300	13,046,838
Electronic Data Systems Corp.	210,000	5,004,300
First Data Corp.	310,100	13,324,997
Fiserv, Inc.+	71,200	3,144,904
Google, Inc.+	83,500	31,607,255
Monster Worldwide, Inc.+	51,900	2,114,406
NCR Corp.+	73,800	2,567,502
Symantec Corp.+	419,300	7,815,752
Unisys Corp.+	139,000	743,650
VeriSign, Inc.+	99,300	2,009,832
Yahoo!, Inc.+	507,900	14,637,678

		101,784,216

Information Processing - Software - 3.23%

Adobe Systems, Inc.+	242,500	7,866,700
Autodesk, Inc.+	93,800	3,260,488
Automatic Data Processing, Inc.	233,400	11,016,480
BMC Software, Inc.+	86,300	2,297,306
CA, Inc.#	184,800	4,355,736
Citrix Systems, Inc.+	73,700	2,261,116
Compuware Corp.+	152,900	1,162,040
IMS Health, Inc.	80,900	2,207,761
Intuit, Inc.+	138,500	4,185,470
Microsoft Corp.	3,553,800	91,297,122
Novell, Inc.+	137,400	916,458
Oracle Corp.+	1,577,600	24,689,440
Parametric Technology Corp.+	45,180	727,850

		156,243,967

Insurance - 5.92%

ACE, Ltd.	131,700	7,093,362
Aetna, Inc.	229,700	8,560,919
AFLAC, Inc.	202,100	9,108,647
Allstate Corp.	257,400	14,913,756
AMBAC Financial Group, Inc.	42,800	3,706,052
American International Group, Inc.(1)	1,052,100	67,145,022
Aon Corp.	129,100	4,462,987
Chubb Corp.	168,200	8,436,912
CIGNA Corp.	44,900	5,076,843
Cincinnati Financial Corp.	70,200	3,275,532
Coventry Health Care, Inc.+	65,000	3,525,600
Genworth Financial, Inc.	147,900	5,092,197
Hartford Financial Services Group, Inc.	122,700	10,535,022
Humana, Inc.+	66,700	4,064,031
Lincoln National Corp.	116,300	7,059,410
Marsh & McLennan Cos., Inc.	222,600	5,823,216
MBIA, Inc.#	54,600	3,364,998
MetLife, Inc.	307,200	16,905,216
MGIC Investment Corp.	35,500	2,054,385
Progressive Corp.	316,900	7,792,571
Prudential Financial, Inc.	199,200	14,623,272
Safeco Corp.	48,400	2,793,164
St. Paul Travelers Cos., Inc.	282,000	12,379,800
Torchmark Corp.	40,800	2,538,168
UnitedHealth Group, Inc.	545,600	28,343,920
UnumProvident Corp.#	138,900	2,632,155
WellPoint, Inc.+	258,200	19,987,262
Xl Capital, Ltd., Class A	73,100	4,798,284

		286,092,703

Leisure & Tourism - 1.87%

Brunswick Corp.	38,400	1,102,080
Carnival Corp.	175,900	7,370,210
Darden Restaurants, Inc.#	52,300	1,851,420
Electronic Arts, Inc.+	123,900	6,315,183
Harley-Davidson, Inc.#	108,800	6,365,888
Harrah’s Entertainment, Inc.	74,800	4,664,528
Hasbro, Inc.	69,800	1,416,940
Hilton Hotels Corp.	134,000	3,412,980
International Game Technology	137,300	5,310,764
Marriott International, Inc., Class A	132,500	4,989,950
Mattel, Inc.#	157,900	2,974,836
McDonald’s Corp.	504,700	18,118,730
Sabre Holdings Corp., Class A#	53,800	1,179,296
Starbucks Corp.+	310,900	9,641,009
Starwood Hotels & Resorts Worldwide, Inc.	88,000	4,686,880
Wendy’s International, Inc.	47,300	3,022,470
Wyndham Worldwide Corp.+	81,020	2,370,645
Yum! Brands, Inc.	110,200	5,386,576

		90,180,385

Machinery - 1.09%

Caterpillar, Inc.	271,200	17,994,120
Cooper Industries, Ltd., Class A#	37,500	3,070,500
Cummins, Inc.#	21,400	2,457,148
Deere & Co.	95,000	7,419,500
Dover Corp.	82,700	4,020,874
Illinois Tool Works, Inc.#	167,800	7,366,420
Ingersoll-Rand Co.	133,200	5,064,264
Pall Corp.#	50,600	1,377,332
Rockwell Automation, Inc.	71,900	4,053,722

		52,823,880

Medical - Biomedical/Gene - 1.00%

Amgen, Inc.+	477,600	32,443,368
Biogen Idec, Inc.+	139,300	6,148,702
Genzyme Corp.+	105,400	6,980,642
MedImmune, Inc.+	100,700	2,783,348

		48,356,060

Medical Technology - 0.72%

Baxter International, Inc.	265,200	11,769,576
Biomet, Inc.	99,700	3,261,187
Boston Scientific Corp.+	492,200	8,583,968
Quest Diagnostics, Inc.	65,900	4,236,052
Zimmer Holdings, Inc.+	100,500	6,834,000

		34,684,783

Metals - 0.68%

Alcoa, Inc.	352,400	10,075,116
Allegheny Technologies, Inc.	35,300	2,024,455
Freeport-McMoRan Copper & Gold, Inc.	76,300	4,441,423
Nucor Corp.	126,200	6,167,394
Phelps Dodge Corp.	82,500	7,383,750
United States Steel Corp.	50,500	2,937,585

		33,029,723

Mining - 0.19%

Newmont Mining Corp.	181,800	9,317,250

Multimedia - 2.22%

CBS Corp.	313,000	8,936,150
E.W. Scripps Co., Class A	34,500	1,568,715
Gannett Co., Inc.	96,300	5,474,655
McGraw-Hill Cos., Inc.	145,000	8,106,950
Meredith Corp.	17,200	814,248
News Corp., Class A	958,200	18,234,546
Time Warner, Inc.	1,642,800	27,303,336
Viacom, Inc.+	292,100	10,603,230
Walt Disney Co.#	889,000	26,358,850

		107,400,680

Oil & Gas - 9.60%

Anadarko Petroleum Corp.	185,700	8,711,187
Apache Corp.	133,700	8,727,936
Baker Hughes, Inc.	138,000	9,822,840
BJ Services Co.	121,200	4,158,372
Chesapeake Energy Corp.	166,900	5,269,033
ChevronTexaco Corp.	897,800	57,818,320
ConocoPhillips	668,572	42,407,522
Devon Energy Corp.	178,100	11,129,469
El Paso Corp.	281,800	4,091,736
EOG Resources, Inc.	98,200	6,365,324
Exxon Mobil Corp.	2,450,900	165,852,403
Halliburton Co.	418,200	13,641,684
Hess Corp.	97,700	4,472,706
Hugoton Royalty Trust#	1	28
Kinder Morgan, Inc.	42,200	4,403,992
Marathon Oil Corp.	146,800	12,257,800
Murphy Oil Corp.	67,400	3,296,534
Nabors Industries, Ltd.+	125,700	4,133,016
National-Oilwell Varco, Inc.+	70,800	4,623,240
Noble Corp.	55,800	3,648,762
Occidental Petroleum Corp.	346,800	17,683,332
Peoples Energy Corp.#	15,600	661,128
Rowan Cos., Inc.	44,700	1,528,740
Schlumberger, Ltd.	477,900	29,295,270
Sunoco, Inc.	53,700	3,861,567
Transocean, Inc.+	131,600	8,784,300
Valero Energy Corp.	249,300	14,309,820
Weatherford International, Ltd.+	141,100	6,067,300
XTO Energy, Inc.	147,500	6,751,075

		463,774,436

Paper/Forest Products - 0.58%

Avery Dennison Corp.	44,500	2,756,330
Bemis Co., Inc.	42,500	1,372,750
International Paper Co.	199,700	6,943,569
Louisiana-Pacific Corp.	43,000	841,080
Meadwestvaco Corp.#	73,400	1,875,370
Pactiv Corp.+	57,300	1,531,629
Plum Creek Timber Co., Inc.	74,700	2,601,801
Sealed Air Corp.#	33,100	1,716,897
Temple-Inland, Inc.	44,800	1,994,496
Weyerhaeuser Co.	99,800	6,187,600

		27,821,522

Photography - 0.05%

Eastman Kodak Co.#	116,300	2,473,701

Pollution Control - 0.18%

Allied Waste Industries, Inc.+	98,000	1,013,320
Waste Management, Inc.	220,800	7,569,024

		8,582,344

Publishing - 0.16%

Dow Jones & Co., Inc.#	24,000	864,480
New York Times Co., Class A#	58,800	1,324,176
R. R. Donnelley & Sons Co.	87,600	2,839,992
Tribune Co.#	88,800	2,771,448

		7,800,096

Railroads & Equipment - 0.65%

Burlington Northern Santa Fe Corp.	147,700	9,888,515
CSX Corp.	179,400	5,421,468
Norfolk Southern Corp.	168,000	7,178,640
Union Pacific Corp.	109,000	8,758,150

		31,246,773

Real Estate - 0.04%

Realogy Corp.+	101,275	2,167,285

Real Estate Investment Trusts - 0.95%

Apartment Investment & Management Co., Class A	39,500	2,023,980
Archstone-Smith Trust#	86,600	4,605,388
Boston Properties, Inc.#	37,100	3,770,473
Equity Office Properties Trust	148,400	5,504,156
Equity Residential	118,000	5,884,660
Kimco Realty Corp.	85,800	3,564,990
ProLogis	99,300	5,606,478
Public Storage, Inc.	43,500	3,769,275
Simon Property Group, Inc.	74,300	6,299,897
Vornado Realty Trust	48,300	5,115,453

		46,144,750

Retail - 5.11%

Amazon.com, Inc.+#	125,200	3,859,916
Bed Bath & Beyond, Inc.+	114,200	3,851,966
Best Buy Co., Inc.	163,000	7,661,000
Big Lots, Inc.+#	46,200	847,770
Circuit City Stores, Inc.	60,900	1,437,849
Costco Wholesale Corp.	190,800	8,927,532
CVS Corp.	331,500	11,121,825
Dillard’s, Inc., Class A#	25,100	782,618
Dollar General Corp.	126,300	1,624,218
Express Scripts, Inc., Class A+	55,700	4,683,256
Family Dollar Stores, Inc.	63,000	1,610,910
Federated Department Stores, Inc.	224,000	8,507,520
Gap, Inc.	222,700	3,743,587
Home Depot, Inc.	837,300	28,711,017
J.C. Penney Co., Inc.	95,100	5,995,104
Kohl’s Corp.+	137,900	8,620,129
Kroger Co.	293,000	6,976,330
Limited Brands, Inc.	138,900	3,573,897
Lowe’s Cos., Inc.	628,500	17,007,210
Nordstrom, Inc.	87,100	3,253,185
Office Depot, Inc.+	116,500	4,291,860
OfficeMax, Inc.	28,900	1,200,217
RadioShack Corp.#	54,900	991,494
Safeway, Inc.	182,400	5,641,632
Sears Holdings Corp.+	39,300	5,663,523
Staples, Inc.	294,900	6,652,944
SUPERVALU, Inc.	82,891	2,367,367
Target Corp.	349,800	16,926,822
Tiffany & Co.#	57,000	1,801,200
Wal-Mart Stores, Inc.	1,012,900	45,296,888
Walgreen Co.	409,100	20,234,086
Whole Foods Market, Inc.#	56,700	3,040,254

		246,905,126

Savings & Loan - 0.57%

Golden West Financial Corp.	103,800	7,835,862
Sovereign Bancorp, Inc.	152,490	3,177,892
Washington Mutual, Inc.	389,100	16,299,399

		27,313,153

Schools - 0.06%

Apollo Group, Inc., Class A+	56,700	2,846,907

Semiconductors - 2.65%

Advanced Micro Devices, Inc.+	196,000	4,898,040
Altera Corp.+	145,600	2,945,488
Analog Devices, Inc.	146,300	4,482,632
Applied Materials, Inc.	633,400	10,691,792
Broadcom Corp., Class A+	185,550	5,462,592
Freescale Semiconductor, Inc.+	164,301	5,078,544
Intel Corp.	2,356,400	46,044,056
KLA-Tencor Corp.	80,600	3,539,146
Linear Technology Corp.	123,000	4,183,230
LSI Logic Corp.+#	160,700	1,293,635
Maxim Integrated Products, Inc.	129,900	3,780,090
Micron Technology, Inc.+	293,800	5,076,864
National Semiconductor Corp.	136,700	3,320,443
Novellus Systems, Inc.+#	51,600	1,440,672
QLogic Corp.+	65,400	1,202,052
Teradyne, Inc.+#	80,300	1,127,412
Texas Instruments, Inc.	631,100	20,567,549
Xilinx, Inc.	139,200	3,183,504

		128,317,741

Telecommunications - 5.01%

ADC Telecommunications, Inc.+#	47,600	649,740
Alltel Corp.	157,700	8,548,917
Andrew Corp.+	64,700	598,475
Avaya, Inc.+	166,500	1,739,925
BellSouth Corp.	732,600	29,831,472
CenturyTel, Inc.	47,100	1,875,522
Ciena Corp.+	238,000	940,100
Cisco Systems, Inc.+	2,472,900	54,379,071
Citizens Communications Co.	131,700	1,816,143
Corning, Inc.+	630,900	14,031,216
Embarq Corp.	60,440	2,849,746
Lucent Technologies, Inc.+#	1,814,700	4,228,251
Motorola, Inc.	1,000,500	23,391,690
QUALCOMM, Inc.	678,900	25,574,163
Qwest Communications International, Inc.+#	634,000	5,585,540
Sprint Corp.	1,206,701	20,417,381
Tellabs, Inc.+	181,500	1,849,485
Verizon Communications, Inc.	1,181,700	41,572,206
Windstream Corp.	188,431	2,487,289

		242,366,332

Therapeutics - 0.24%

Gilead Sciences, Inc.+	184,300	11,684,620

Tobacco - 1.63%

Altria Group, Inc.	845,800	70,649,674
Reynolds American, Inc.#	69,400	4,515,858
UST, Inc.#	65,400	3,457,044

		78,622,576

Utilities - Communication - 1.01%

AT&T, Inc.	1,574,900	49,026,637

Utilities - Electric - 3.30%

AES Corp.+	266,700	5,664,708
Allegheny Energy, Inc.+	66,200	2,763,188
Ameren Corp.#	83,200	4,455,360
American Electric Power Co., Inc.	159,600	5,822,208
CenterPoint Energy, Inc.#	126,200	1,823,590
CMS Energy Corp.+#	89,600	1,311,744
Consolidated Edison, Inc.#	99,600	4,601,520
Constellation Energy Group, Inc.	72,500	4,356,525
Dominion Resources, Inc.#	140,900	11,256,501
DTE Energy Co.	72,100	3,009,454
Duke Energy Corp.	500,232	15,006,960
Dynegy, Inc., Class A+	149,600	927,520
Edison International, Inc.	132,000	5,760,480
Entergy Corp.	84,300	6,545,895
Exelon Corp.	270,700	16,507,286
FirstEnergy Corp.	133,600	7,623,216
FPL Group, Inc.	163,800	7,280,910
NiSource, Inc.	110,500	2,339,285
PG&E Corp.#	140,700	5,899,551
Pinnacle West Capital Corp.	40,300	1,851,382
PPL Corp.	154,200	5,392,374
Progress Energy, Inc.	102,600	4,548,258
Public Service Enterprise Group, Inc.	101,900	7,135,038
Southern Co.#	300,700	10,304,989
TECO Energy, Inc.	84,600	1,334,142
TXU Corp.	187,200	12,394,512
Xcel Energy, Inc.#	164,300	3,417,440

		159,334,036

Utilities - Gas, Distribution - 0.18%

Keyspan Corp.	70,900	2,906,900
Nicor, Inc.#	18,000	785,880
Sempra Energy	105,000	5,220,600

		8,913,380

Utilities - Gas, Pipeline - 0.12%

Williams Cos., Inc.	241,000	5,935,830

Total Long-Term Investment Securities
(Cost $3,135,306,705)		4,778,793,201

SHORT-TERM INVESTMENT SECURITIES - 3.49%
Collective Investment Pool - 2.64%

Securities Lending Quality Trust (2)	127,798,293	127,798,293

Commercial Paper - 0.79%

Rabobank USA Financial Corp.:
5.27% due 09/01/06	$38,000,000	38,000,000

Government Obligations - 0.06%

United States Treasury Bills:
4.79% due 09/14/06 @	1,675,000	1,672,101
4.88% due 09/21/06 @	1,470,000	1,466,015

		3,138,116

Total Short-Term Investment Securities
(Cost $168,936,409)		168,936,409

REPURCHASE AGREEMENT - 0.11%

Agreement with State Street Bank & Trust Co., bearing interest at 4.83%, dated 08/31/06, to be repurchased 09/01/06 in the amount of $5,228,701 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 01/15/08 and having an approximate value of $5,385,084 (Cost $5,228,000)	5,228,000	5,228,000

TOTAL INVESTMENTS
(Cost $3,309,471,114) (3)	102.47%	4,952,957,610
Liabilities in excess of other assets	(2.47)%	(119,472,857)

NET ASSETS	100.00%	$4,833,484,753

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2006	Unrealized Appreciation (Depreciation)
167 Long	S&P 500 Index	September 2006	$52,229,550	$54,508,800	$2,279,250

See Notes to Schedule of Investments

VALIC ULTRA FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.10%
Aerospace/Defense - 3.32%

Boeing Co.	170,054	12,737,044
United Technologies Corp.	370,387	23,226,969

		35,964,013

Automotive - 3.02%

Carmax, Inc.+	509,151	19,189,901
Danaher Corp.	204,717	13,570,690

		32,760,591

Banks - 2.07%

Wells Fargo & Co.	647,046	22,484,849

Beverages - 1.77%

PepsiCo, Inc.	293,581	19,164,968

Broadcasting - 0.52%

Rogers Communications, Inc., Class B	110,296	5,687,933

Chemical - 3.55%

Ecolab, Inc.	226,818	10,111,546
Monsanto Co.	597,068	28,324,906

		38,436,452

Commercial Services - 3.38%

Accenture, Ltd.	355,236	10,536,300
Moody’s Corp.	149,605	9,152,834
Paychex, Inc.	473,044	16,987,010

		36,676,144

Drugs - 4.40%

Abbott Laboratories	331,953	16,166,111
Caremark Rx, Inc.+	190,954	11,063,875
Teva Pharmaceutical Industries, Ltd. ADR	589,387	20,487,092

		47,717,078

Electronics/Electrical Equipment - 2.25%

Fisher Scientific International, Inc.+	311,576	24,374,590

Financial Services - 7.17%

Chicago Merchantile Exchange Holdings, Inc.	31,969	14,066,360
Goldman Sachs Group, Inc.	152,076	22,606,097
SLM Corp.	465,856	22,607,992
T. Rowe Price Group, Inc.	416,945	18,370,597

		77,651,046

Foods - 0.59%

Chipotle Mexican Grill, Inc.+#	31,832	1,570,591
Wm. Wrigley Jr. Co.	104,013	4,828,283

		6,398,874

Freight - 1.35%

CH Robinson Worldwide, Inc.	65,678	3,009,366
FedEx Corp.	115,348	11,653,608

		14,662,974

Hospital Supplies - 2.23%

Stryker Corp.	372,297	17,881,425
Varian Medical Systems, Inc.+	117,254	6,249,638

		24,131,063

Household Products - 1.04%

Procter & Gamble Co.	181,864	11,257,382

Information Processing - Hardware - 1.38%

Apple Computer, Inc.+	220,743	14,977,413

Information Processing - Services - 7.04%

Checkfree Corp.+	40,134	1,436,797
Digital River, Inc.+#	167,859	8,147,876
eBay, Inc.+	206,691	5,758,411
First Data Corp.	629,953	27,069,080
Google, Inc.+	61,531	23,291,330
Yahoo!, Inc.+	369,901	10,660,547

		76,364,041

Information Processing - Software - 0.94%

Adobe Systems, Inc.+	164,417	5,333,688
Red Hat, Inc.+#	206,981	4,810,238

		10,143,926

Insurance - 8.29%

AFLAC, Inc.	243,667	10,982,072
AMBAC Financial Group, Inc.	184,569	15,981,830
Berkshire Hathaway, Inc., Class A+	146	14,030,162
Berkshire Hathaway, Inc., Class B+	3,927	12,580,144
UnitedHealth Group, Inc.	699,213	36,324,115

		89,898,323

Leisure & Tourism - 7.29%

Carnival Corp.	142,474	5,969,661
Electronic Arts, Inc.+	672,487	34,276,662
International Game Technology	788,058	30,482,083
Starbucks Corp.+	267,448	8,293,563

		79,021,969

Medical - Biomedical/Gene - 3.71%

Amgen, Inc.+	195,352	13,270,261
Genentech, Inc.+	197,925	16,332,771
Genzyme Corp.+	159,939	10,592,760

		40,195,792

Medical Technology - 3.49%

Baxter International, Inc.	367,152	16,294,206
Quest Diagnostics, Inc.	219,625	14,117,495
Zimmer Holdings, Inc.+	110,008	7,480,544

		37,892,245

Mining - 0.49%

Rio Tinto PLC	105,429	5,333,720

Multimedia - 0.97%

McGraw-Hill Cos., Inc.	188,965	10,565,033

Oil & Gas - 7.36%

Apache Corp.	233,070	15,214,810
EnCana Corp.	349,133	18,413,274
Exxon Mobil Corp.	157,400	10,651,258
Schlumberger, Ltd.	291,477	17,867,540
Suncor Energy, Inc.	226,891	17,602,204

		79,749,086

Retail - 10.78%

Bed Bath & Beyond, Inc.+	160,780	5,423,110
Costco Wholesale Corp.	157,400	7,364,746
Express Scripts, Inc., Class A+	210,687	17,714,563
Kohl’s Corp.	177,828	11,116,028
Lowe’s Cos., Inc.	187,840	5,082,951
PETsMART, Inc.	292,171	7,333,492
Safeway, Inc.	184,952	5,720,565
Target Corp.	166,493	8,056,596
Wal-Mart de Mexico SA de CV	1,556,990	5,307,459
Wal-Mart Stores, Inc.	421,838	18,864,595
Walgreen Co.	503,748	24,915,376

		116,899,481

Schools - 1.42%

Apollo Group, Inc., Class A+	306,224	15,375,507

Semiconductors - 2.36%

ARM Holdings PLC	1,971,488	4,457,654
ASML Holding NV+ (Amsterdam)	204,707	4,474,160
ASML Holding NV+ (NASDAQ)	117,093	2,583,072
Microchip Technology, Inc.	412,212	14,081,162

		25,596,048

Telecommunications - 5.92%

America Movil SA de CV ADR	288,789	10,774,718
Cisco Systems, Inc.+	1,148,884	25,263,959
Motorola, Inc.	585,964	13,699,838
QUALCOMM, Inc.	382,850	14,421,960

		64,160,475

Total Common Stock
(Cost $1,042,783,625)		1,063,541,016

EXCHANGE-TRADED FUNDS - 0.52%
Financial Services - 0.52%

iShares FTSE/Xinhua China 25 Index Fund
(Cost $5,465,119)	71,768	5,686,178

Total Long-Term Investment Securities
(Cost $1,048,248,744)		$1,069,227,194

SHORT-TERM INVESTMENT SECURITIES - 2.73%
Collective Investment Pool - 1.34%

Securities Lending Quality Trust(2)
	14,505,842	14,505,842

Time Deposit - 1.39%

Euro Time Deposit with State Street Bank & Trust Co.:
4.05% due 09/01/06	$15,074,000	15,074,000

Total Short-Term Investment Securities
(Cost $29,579,842)		29,579,800

TOTAL INVESTMENTS
(Cost $1,077,828,586)(1)	101.34%	1,098,807,036
Liabilities in excess of other assets	(1.34)%	(14,564,675)

NET ASSETS	100.00%	$1,084,242,361

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investment on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.

See Notes to Schedule of Investments

VALUE FUND

SCHEDULE OF INVESTMENTS - August 31, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 100.04%
Aerospace/Defense - 6.75%

Rockwell Collins, Inc.	37,000	$1,939,910
United Technologies Corp.	102,620	6,435,300

		8,375,210

Banks - 13.76%

Bank of America Corp.	100,670	5,181,485
UBS AG	119,320	6,773,796
Wachovia Corp.	93,600	5,113,368

		17,068,649

Broadcasting - 7.24%

Liberty Global, Inc. Class A+	92,569	2,185,554
Liberty Global, Inc. Class C+	294,623	6,799,899

		8,985,453

Building Materials - 0.99%

Cemex SA ADR+	42,390	1,224,647

Chemical - 0.93%

Praxair, Inc.	19,990	1,147,626

Drugs - 3.41%

Abbott Laboratories	12,100	589,270
Pfizer, Inc.	85,400	2,353,624
Sanofi-Aventis	28,730	1,291,413

		4,234,307

Financial Services - 10.10%

Capital One Financial Corp.	74,320	5,432,792
Countrywide Financial Corp.	105,720	3,573,336
E*TRADE Group, Inc.+	29,610	698,500
Freddie Mac	44,390	2,823,204

		12,527,832

Foods - 3.22%

ConAgra Foods, Inc.	167,650	3,990,070

Information Processing - Hardware - 1.05%

Hutchinson Technology, Inc.+	63,300	1,306,512

Information Processing - Services - 3.44%

eBay, Inc.+	52,000	1,448,720
Synopsys, Inc.+	148,820	2,821,627

		4,270,347

Information Processing - Software - 4.34%

Microsoft Corp.	153,280	3,937,763
Novell, Inc.+	216,780	1,445,923

		5,383,686

Insurance - 8.30%

Everest Reinsurance Group, Ltd.	62,420	5,866,232
Genworth Financial, Inc.	62,940	2,167,024
Platinum Underwriters Holdings, Ltd.	39,050	1,159,785
WellPoint, Inc.+	14,210	1,099,996

		10,293,037

Leisure & Tourism - 3.74%

Starwood Hotels & Resorts Worldwide, Inc.	8,300	442,058
Take-Two Interactive Software, Inc.+	233,170	2,844,674
Wyndham Worldwide Corp.+	46,128	1,349,705

		4,636,437

Manufacturing - 6.28%

Siemens AG ADR	91,540	7,785,477

Multimedia - 0.47%

News Corp., Class A	30,660	583,460

OIL & GAS - 9.78%

Exxon Mobil Corp.	142,380	9,634,855
Halliburton Co.	42,500	1,386,350
Total SA ADR	16,500	1,112,595

		12,133,800

Retail - 1.93%

Office Depot, Inc.+	11,100	408,924
Wal-Mart Stores, Inc.	44,300	1,981,096

		2,390,020

Semiconductors - 1.25%

ASML Holding NV+	5,400	119,124
KLA-Tencor Corp.	32,600	1,431,466

		1,550,590

Telecommunications - 2.92%

IDT Corp., Class B+	72,130	1,030,016
Sprint Corp.	153,200	2,592,144

		3,622,160

Tobacco - 4.59%

Altria Group, Inc.	68,090	5,687,558

Utilities - Electric - 4.55%

AES Corp.+	116,470	2,473,823
CMS Energy Corp.+	87,050	1,274,412
PG&E Corp.	30,710	1,287,670
Reliant Resources, Inc.+	45,380	610,815

		5,646,720

Utilities - Gas, Distribution - 1.00%

Sempra Energy	24,841	1,235,095

TOTAL INVESTMENTS
(Cost $122,039,592) (1)	100.04%	124,078,693
Liabilities in excess of other assets	(0.04)%	(50,700)

NET ASSETS	100.00%	$124,027,993

ADR -	American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of August 31, 2006, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.;

Fund	Percentage Ownership	Principal Amount
Growth & Income	1.82%	$1,633,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2006, bearing interest at a rate of 4.71% per annum, with a principal amount of $89,594,000, a repurchase price of $89,605,722, and maturity date of September 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	4.50%	2/15/36	$1,285,000	$1,206,294
U.S. Treasury Bond	8.13%	8/15/21	13,190,000	17,607,845
U.S. Treasury Notes	4.38%	12/31/07	6,095,000	6,095,000
U.S. Treasury Notes	4.63%	3/31/08	65,495,000	66,477,425

As of August 31, 2006, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	4.40%	$8,791,000
Large Capital Growth	10.01%	20,017,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated August 31, 2006, bearing interest at a rate of 5.21% per annum, with a principal amount of $200,000,000, a repurchase price of $200,028,944, and maturity date of September 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	5/15/26	50,000,000	$49,187,500
U.S. Treasury Inflation Index Bonds	3.38%	4/15/32	107,790,000	$154,813,388

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended August 31, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/06	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 08/31/06
Stock Index	American International Group, Inc.	173,597	64,393,280	275,379	686,235	567,761	2,594,837	67,145,022

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2006.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	N et Unrealized Appreciation (Depreciation)
Asset Allocation	$160,527,435	$7,434,474	$2,714,819	$4,719,655
Blue Chip Growth	67,662,025	10,867,006	2,792,481	8,074,525
Broad Cap Value Income	25,824,331	1,473,836	627,774	846,062
Capital Conservation	236,397,067	1,924,005	1,321,112	602,893
Core Equity	405,448,078	68,881,128	19,674,694	49,206,434
Core Value	216,858,571	19,395,744	9,064,589	10,331,155
Foreign Value	692,788,310	30,981,291	13,272,466	17,708,825
Global Equity	439,373,706	18,244,487	12,560,478	5,684,009
Global Strategy	440,186,740	12,139,994	6,273,690	5,866,304
Government Securities	128,671,704	403,681	1,152,206	(748,525)
Growth & Income	134,495,370	8,718,914	4,766,976	3,951,938
Health Sciences	168,114,878	32,673,574	13,479,500	19,194,074
Inflation Protected	16,676,420	222,897	356,145	(133,248)
International Equities	932,457,612	145,014,169	15,863,528	129,150,641
International Government Bond	131,233,816	4,679,047	1,671,412	3,007,635
International Growth I	498,403,541	91,160,034	5,332,683	85,827,351
Large Cap Core	130,014,196	5,567,312	4,550,190	1,017,122
Large Capital Growth	578,869,279	25,597,583	12,514,965	13,082,618
Mid Cap Index	2,644,851,344	524,593,680	185,383,361	339,210,319
Mid Cap Strategic Growth	344,051,388	11,935,624	13,198,603	(1,262,979)
Money Market I	485,811,527	—	—	—
NASDAQ-100® Index	76,455,991	17,788,019	6,900,669	10,887,350
Science & Technology	1,100,060,873	57,751,044	80,327,522	(22,576,478)
Small Cap Aggressive Growth	64,735,731	1,861,582	3,560,907	(1,699,325)
Small Cap	509,212,190	85,415,738	32,616,951	52,798,788
Small Cap Index	1,221,852,494	156,563,531	69,250,061	87,313,470
Small Cap Special Values	410,215,383	14,999,639	20,598,868	(5,599,229)
Small Cap Strategic Growth	213,284,110	7,378,095	13,991,289	(6,613,194)
Social Awareness	384,573,845	29,380,214	10,664,330	18,715,884
Stock Index	3,339,934,663	1,953,593,934	340,570,987	1,613,022,947
VALIC Ultra	1,079,166,390	46,379,637	26,738,991	19,640,646
Value	122,179,510	7,403,498	5,504,315	1,899,183

Note 5 — Subsequent Events

Effective November 6th, 2006, Wells Capital Management will replace Credit Suisse Asset Management, LLC as the sub-adviser for the Small Cap Aggressive Growth Fund.

Note 6 — Other Matters

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of The Variable Annuity Life Insurance Company (“Adviser”), AIG SunAmerica Asset Management Corp. (“AIG SAAMCo”), AIG Global Investment Corp. (“AIGGIC”), Brazos Capital Management, L.P. (“Brazos”) and American General Distributors, Inc. (“AGDI”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC, Brazos and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 27, 2006

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 27, 2006